                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A

                                                               File No. 33-41034
                                                               File No. 811-6324

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                /X/

     Pre-Effective Amendment No.
                                  ------                               / /

     Post-Effective Amendment No.   31                                 /X/
                                  ------
                                       AND

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940        /X/

    Amendment No.   31
                  ------

                  DELAWARE GROUP GLOBAL AND INTERNATIONAL FUNDS
--------------------------------------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

            2005 Market Street, Philadelphia, Pennsylvania 19103-7094
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               (Address of Principal Executive Offices) (Zip Code)

Registrant's Telephone Number, including Area Code:             (800) 523-1918
                                                                --------------

      Richelle S. Maestro, 2005 Market Street, Philadelphia, PA 19103-7094
--------------------------------------------------------------------------------
                     (Name and Address of Agent for Service)

Approximate Date of Public Offering:                           January 28, 2005
                                                               ----------------

It is proposed that this filing will become effective:

                   _____ immediately upon filing pursuant to paragraph (b)

                   _____ on (date) pursuant to paragraph (b)

                   __X__ 60 days after filing pursuant to paragraph (a)(1)

                   _____ on (date) pursuant to paragraph (a)(1)

                   _____ 75 days after filing pursuant to paragraph (a)(2)

                   _____ on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

                   [ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                             --- C O N T E N T S ---


         This Post-Effective Amendment No. 31 to Registration File No. 33-41034 includes the following:


               1. Facing Page

               2. Contents Page

               3. Part A - Prospectuses

               4. Part B - Statement of Additional Information

               5. Part C - Other Information

               6. Signatures

                    Delaware
                    Investments(SM)
                    --------------------------------------
                    A member of Lincoln Financial Group(R)




                    DELAWARE INTERNATIONAL VALUE EQUITY FUND
                         DELAWARE EMERGING MARKETS FUND
                   DELAWARE INTERNATIONAL SMALL CAP VALUE FUND

                      Class A o Class B o Class C o Class R



                                   PROSPECTUS
                                 March __, 2005

                                  INTERNATIONAL


The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy of this Prospectus, and any representation to the contrary is a criminal offense.

TABLE OF CONTENTS

FUND PROFILES                                                   PAGE
Delaware International Value Equity Fund
Delaware Emerging Markets Fund
Delaware International Small Cap Value Fund

HOW WE MANAGE THE FUNDS                                         PAGE
Our investment strategies
The securities we typically invest in
The risks of investing in the Funds

Disclosure of portfolio holdings information

WHO MANAGES THE FUNDS                                           PAGE
Investment manager
Portfolio managers
Who's who?

ABOUT YOUR ACCOUNT                                              PAGE
Investing in the Funds
     Choosing a share class
     Dealer compensation
How to reduce your sales charge
How to buy shares

Fair valuation

Retirement plans
How to redeem shares
Account minimums
Special services

Frequent trading of Fund shares (market timing)

Dividends, distributions and taxes

OTHER INVESTMENT POLICIES AND RISK CONSIDERATIONS               PAGE

CERTAIN MANAGEMENT CONSIDERATIONS                               PAGE

FINANCIAL HIGHLIGHTS                                            PAGE

GLOSSARY                                                        PAGE

PROFILE: DELAWARE INTERNATIONAL VALUE EQUITY FUND

WHAT IS THE FUND'S GOAL?
Delaware International Value Equity Fund seeks long-term growth without undue risk to principal. Although the Fund will strive to meet its goal, there is no assurance that it will.

WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?
The Fund invests primarily in equity securities that provide the potential for capital appreciation and income. At least 65% of the Fund's total assets will invest in equity securities of issuers from foreign countries. An issuer is considered to be from the country where it is located, where the majority of its assets are located or where it generates the majority of its operating income. We may invest more than 25% of the Fund's total assets in the securities of issuers located in the same country.

Under normal circumstances, the Fund will invest at least 80% of its assets in equity securities (the "80% Policy").

In selecting investments for the Fund,

o We strive to identify well managed companies that are undervalued based on such factors as assets, earnings, dividends or growth potential.
o In order to compare the value of different stocks, we consider whether the future dividends on a stock are expected to increase faster than, slower than, or in line with the level of inflation. We then estimate what we think the value of those anticipated future dividends would be worth if they were being paid today. We believe this gives us an estimate of the stock's true value. We also evaluate other value characteristics, such as relative price-to-earnings, book-to-price, and cash flow-to-price ratios.
o We generally prefer to purchase securities in countries where the currency is undervalued or fair-valued compared to other countries because we believe these securities may offer greater return potential. We attempt to determine whether a particular currency is overvalued or undervalued by comparing the amount of goods and services that a dollar will buy in the United States to the amount of foreign currency required to buy the same amount of goods and services in another country. When the dollar buys less, the foreign currency may be overvalued, and when the dollar buys more, the foreign currency may be undervalued.

WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?
Investing in any mutual fund involves risk, including the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund's portfolio. This Fund will be affected primarily by declines in stock prices, which can be caused by a drop in foreign stock markets or poor performance in specific industries or companies. Because the Fund invests in international securities in both established and developing countries, it will be affected by international investment risks related to currency valuations, political instability, economic instability, and generally more lax accounting and regulatory standards.

For a more complete discussion of risk, please see "The risks of investing in the Funds" on [PAGE ___].

The Fund's 80% Policy described above may be changed without shareholder approval. However, shareholders would be given at least 60 days notice prior to any such change.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

WHO SHOULD INVEST IN THE FUND
o    Investors with long-term financial goals.
o    Investors looking for exposure to foreign investments.
o Investors willing to accept the risks involved with foreign investments, which are not ordinarily associated with domestic investments, such as currency, political and economic risks.

WHO SHOULD NOT INVEST IN THE FUND

o    Investors with short-term financial goals.
o    Investors seeking an investment in domestic securities.
o Investors unwilling to accept the additional risks associated with foreign investment, such as currency, political and economic risks.

You should keep in mind that an investment in the Fund is not a complete investment program; it should be considered just one part of your total financial plan. Be sure to discuss this Fund with your financial advisor to determine whether it is an appropriate choice for you.

HOW HAS DELAWARE INTERNATIONAL VALUE EQUITY FUND PERFORMED?

THIS BAR CHART AND TABLE can help you evaluate the risks of investing in the Fund. We show how returns for the Fund's Class A shares have varied over the past ten calendar years as well as the average annual returns of all shares for the one-year, five-year, ten-year and lifetime periods, as applicable. The Fund's past performance is not necessarily an indication of how it will perform in the future. The returns reflect expense caps, if any, in effect during the periods. The returns would be lower without the caps. There is no longer a cap in place for this Fund.

During the periods illustrated in this bar chart, Class A's highest quarterly return was _____% for the quarter ended _______________ and its lowest quarterly return was _____% for the quarter ended _______________.

The maximum Class A sales charge of 5.75%, which is normally deducted when you purchase shares, is not reflected in the total returns in the previous paragraph or in the bar chart. If this fee were included, the returns would be less than those shown. The average annual returns shown in the table on [PAGE __] do include the sales charge.

[GRAPHIC OMITTED: BAR CHART SHOWING YEAR BY YEAR TOTAL RETURN (CLASS A)]

YEAR-BY-YEAR TOTAL RETURN (Class A)

--------------------------------------------------------------------------------------------------------------------------
         1995        1996        1997        1998        1999        2000        2001        2002       2003         2004
--------------------------------------------------------------------------------------------------------------------------
       _____%      _____%      _____%      _____%      _____%      _____%      _____%      _____%      _____%      _____%
-------------- ----------- ----------- ----------- ----------- ----------- ----------- ----------- ----------- -----------
--------------------------------------------------------------------------------------------------------------------------

AVERAGE ANNUAL RETURNS for periods ending 12/31/04

---------------------------------------------------------------------------------------------------------------------
                                                                                                          10 YEARS OR
                                                                             1 YEAR        5 YEARS         LIFETIME**
---------------------------------------------------------------------------------------------------------------------
Class A return before taxes                                                  _____%          _____%           _____%
---------------------------------------------------------------------------------------------------------------------
Class A return after taxes on distributions                                  _____%          _____%           _____%
---------------------------------------------------------------------------------------------------------------------
Class A return after taxes on distributions and sale of Fund shares          _____%          _____%           _____%
---------------------------------------------------------------------------------------------------------------------
Class B return before taxes*                                                 _____%          _____%           _____%
---------------------------------------------------------------------------------------------------------------------
Class C return before taxes*                                                 _____%          _____%           _____%
---------------------------------------------------------------------------------------------------------------------
Class R return before taxes                                                  _____%          _____%           _____%
---------------------------------------------------------------------------------------------------------------------
Morgan Stanley Capital International EAFE Index                              _____%          _____%           _____%
         (reflects no deduction for fees, expenses, or taxes)
---------------------------------------------------------------------------------------------------------------------

The Fund's returns are compared to the performance of the Morgan Stanley Capital International EAFE (Europe, Australasia, Far East) Index. You should remember that unlike the Fund, the index is unmanaged and does not reflect the costs of operating a mutual fund, such as the costs of buying, selling and holding securities. Maximum sales charges are included in the Fund returns shown immediately above.

After-tax performance is presented only for Class A shares of the Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on the investor's individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-deferred investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts. The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the Fund's lifetime and do not reflect the impact of state and local taxes. The after-tax rate used is based on the current tax characterization of the elements of the fund's returns (e.g., qualified vs. non-qualified dividends) and may be different than the final tax characterization of such elements. Past performance, both before and after taxes, is not a guarantee of future results.


* Total returns assume redemption of shares at end of period. If shares were not redeemed, the returns for Class B would be _____%, _____% and _____%, respectively, for the one-year, five-year and lifetime periods. Returns for Class C would be _____%, _____% and _____%, respectively, for the one-year, five-year and lifetime periods.
** Inception dates for Class A, Class B, Class C and Class R shares of the Delaware International Value Equity Fund were October 31, 1991, September 6, 1994, November 29, 1995 and June 2, 2003, respectively. The Morgan Stanley Capital International EAFE Index return shown is for the Class A 10 year period. The index returns for Class B, Class C and Class R lifetime periods was _____%, _____% and _____%, respectively.

WHAT ARE DELAWARE INTERNATIONAL VALUE EQUITY FUND'S FEES AND EXPENSES?
SALES CHARGES are fees paid directly from your investments when you buy or sell shares of the Fund. You do not pay sales charges when you buy or sell Class R shares.

----------------------------------------------------------------------------------------------------------------
CLASS                                                                A           B           C            R
----------------------------------------------------------------------------------------------------------------
Maximum sales charge (load) imposed on purchases as a
percentage of offering price
                                                                   _____%       _____%       _____%      _____%
----------------------------------------------------------------------------------------------------------------
Maximum contingent deferred sales charge (load) as a percentage
of original purchase price or redemption price, whichever is lower _____%       _____%       _____%      _____%
----------------------------------------------------------------------------------------------------------------
Maximum sales charge (load) imposed on reinvested dividends        _____%       _____%       _____%      _____%
----------------------------------------------------------------------------------------------------------------
Redemption fees                                                    _____%       _____%       _____%      _____%
----------------------------------------------------------------------------------------------------------------
Exchange fees(4)                                                   _____%       _____%       _____%      _____%
----------------------------------------------------------------------------------------------------------------


ANNUAL FUND OPERATING EXPENSES are deducted from the Fund's assets.

----------------------------------------------------------------------------------------------------------------
Management fees                                                _____%      _____%       _____%        ____%
----------------------------------------------------------------------------------------------------------------
Distribution and service (12b-1) fees                          _____%      _____%       _____%        ____%
----------------------------------------------------------------------------------------------------------------
Other expenses                                                 _____%      _____%       _____%        ____%
----------------------------------------------------------------------------------------------------------------
Total operating expenses                                       _____%      _____%       _____%        ____%
----------------------------------------------------------------------------------------------------------------

THIS EXAMPLE is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds with similar investment objectives. We show the cumulative amount of Fund expenses on a hypothetical investment of $10,000 with an annual 5% return over the time shown.(5) This is an example only, and does not represent future expenses, which may be greater or less than those shown here.

--------------------------------------------------------------------------------------------------------------
CLASS(6)                A           B            B                   C            C                  R
                                       (IF REDEEMED)                   (IF REDEEMED)
--------------------------------------------------------------------------------------------------------------
1 year               $______  $______       $______              $______      $______              $______
--------------------------------------------------------------------------------------------------------------
3 years              $______  $______       $______              $______      $______              $______
--------------------------------------------------------------------------------------------------------------
5 years              $______  $______       $______              $______      $______              $______
--------------------------------------------------------------------------------------------------------------
10 years             $______  $______       $______              $______      $______              $______
--------------------------------------------------------------------------------------------------------------

(1) A purchase of Class A shares of $1 million or more may be made at net asset value. However, if you buy the shares through a financial advisor who is paid a commission, a CDSC will apply on redemptions made within two years of purchase. Additional Class A purchase options that involve a CDSC may be permitted from time to time and will be disclosed in the Prospectus if they are available.
(2) If you redeem Class B shares during the first year after you buy them, you will pay a CDSC of 4.00%, which declines to 3.25% during the second year, 2.75% during the third year, 2.25% during the fourth and fifth years, 1.50% during the sixth year and 0% thereafter.
(3) Class C shares redeemed within one year of purchase are subject to a 1.00% CDSC.
(4) Exchanges are subject to the requirements of each fund in the Delaware Investments family. A front-end sales charge may apply if you exchange your shares into a fund that has a front-end sales charge.
(5) The Fund's actual rate of return may be greater or less than the hypothetical 5% return we use here. This example assumes that the Fund's total operating expenses remain unchanged in each of the periods we show.
(6) The Class B example reflects the conversion of Class B shares to Class A shares after approximately eight years. Information for the ninth and tenth years reflects expenses of the Class A shares.

PROFILE: DELAWARE EMERGING MARKETS FUND

WHAT IS THE FUND'S GOAL?
Delaware Emerging Markets Fund seeks long-term capital appreciation. Although the Fund will strive to meet its goal, there is no assurance that it will.

WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?
The Fund invests primarily in equity securities of issuers from emerging foreign countries. Under normal market conditions, at least 65% of the Fund's total assets will be invested in equity securities of issuers from countries whose economies are considered to be emerging or developing.

We may invest up to 35% of the Fund's net assets in fixed-income securities issued by companies in emerging countries or by foreign governments, their agents, instrumentalities or political sub-divisions. We may invest in fixed-income securities that are denominated in the currencies of emerging market countries. All of these may be high-yield, high risk fixed-income securities. We may invest more than 25% of the Fund's total assets in the securities of issuers located in the same country.

Under normal circumstances, at least 80% of the Fund's net assets will be in investments of emerging market issuers (the "80% Policy").

In selecting investments for the Fund,

o We strive to identify well managed companies that are undervalued based on such factors as assets, earnings, dividends or growth potential.
o In order to compare the value of different stocks, we consider whether the future dividends on a stock are expected to increase faster than, slower than, or in line with the level of inflation. We then estimate what we think the value of those anticipated future dividends would be worth if they were being paid today. We believe this gives us an estimate of the stock's true value. Because the Fund invests primarily in emerging countries, there may be less information available for us to use in making this analysis than is available for more developed countries.
o Currency analysis is an important part of the valuation exercise. We attempt to determine whether a particular currency is overvalued or undervalued by comparing the amount of goods and services that a dollar will buy in the United States to the amount of foreign currency required to buy the same amount of goods and services in another country. When the dollar buys less, the foreign currency may be overvalued, and when the dollar buys more, the foreign currency may be undervalued.

WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?
Investing in any mutual fund involves risk, including the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund's portfolio. These fluctuations can be even more pronounced for funds like Delaware Emerging Markets Fund, which invests in emerging countries. This Fund will be affected primarily by declines in stock prices, which can be caused by a drop in foreign stock markets or poor performance in specific industries or companies. The value of the Fund's investments and, therefore, the price of the Fund's shares may be more volatile than investments in more developed markets. Because the Fund invests in international securities, it will be affected by international investment risks related to currency valuations, political instability, economic instability, or generally more lax accounting and regulatory standards.

High-yield, high risk foreign fixed-income securities are subject to substantial risks, particularly during periods of economic downturns or rising interest rates.

The Fund is considered "non-diversified" under federal laws that regulate mutual funds. This means the Fund may allocate more of its net assets to investments in single securities than a "diversified" fund. Thus, all else being equal, adverse effects on a single security may affect a larger portion of the Fund's overall assets and subject the Fund to greater risks.

For a more complete discussion of risk, please see "The risks of investing in the Funds" on [PAGE ___].

The Fund's 80% Policy described above may be changed without shareholder approval. However, shareholders would be given at least 60 days notice prior to any such change.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

WHO SHOULD INVEST IN THE FUND
o    Investors with long-term financial goals.
o    Investors looking for exposure to foreign investments.
o Investors willing to accept the risks involved with foreign investments, which are not ordinarily associated with domestic investments, such as currency, political and economic risks.

WHO SHOULD NOT INVEST IN THE FUND
o    Investors with short-term financial goals.
o    Investors seeking an investment in domestic securities.
o Investors unwilling to accept the additional risks associated with foreign investment, such as currency, political and economic risks.

You should keep in mind that an investment in the Fund is not a complete investment program; it should be considered just one part of your total financial plan. Be sure to discuss this Fund with your financial advisor to determine whether it is an appropriate choice for you.

HOW HAS DELAWARE EMERGING MARKETS FUND PERFORMED?

THIS BAR CHART AND TABLE can help you evaluate the risks of investing in the Fund. We show how returns for the Fund's Class A shares have varied over the past eight calendar years as well as the average annual returns of all shares for the one-year, five-year and lifetime periods, as applicable. Currently, financial information is not provided for Class R shares of the Delaware Emerging Markets Fund since the class has not yet commenced operations. The Fund's past performance is not necessarily an indication of how it will perform in the future. The returns reflect expense caps in effect during the periods. The returns would be lower without the expense caps. Please see footnotes 5 and 6 on [PAGE ___] for additional information about the expense caps.

During the periods illustrated in this bar chart, Class A's highest quarterly return was _____% for the quarter ended _______________ and its lowest quarterly return was _____% for the quarter ended _______________.

The maximum Class A sales charge of 5.75%, which is normally deducted when you purchase shares, is not reflected in the total returns in the previous paragraph or in the bar chart. If this fee were included, the returns would be less than those shown. The average annual returns in the table shown on [PAGE __] do include the sales charge.

[GRAPHIC OMITTED: BAR CHART SHOWING YEAR BY YEAR TOTAL RETURN (CLASS A)]

YEAR-BY-YEAR TOTAL RETURN (Class A)

--------------------------------------------------------------------------------------------------
 1997        1998        1999        2000        2001        2002        2003        2004
--------------------------------------------------------------------------------------------------
_____%         _____%      _____%      _____%      _____%      _____%      _____%      _____%
--------------------------------------------------------------------------------------------------

AVERAGE ANNUAL RETURNS for periods ending 12/31/04

----------------------------------------------------------------------------------------------------------------------
                                                                              1 YEAR      5 YEARS      LIFETIME**
----------------------------------------------------------------------------------------------------------------------
Class A return before taxes                                                   _____%       _____%        _____%
----------------------------------------------------------------------------------------------------------------------
Class A return after taxes on distributions                                   _____%       _____%        _____%
----------------------------------------------------------------------------------------------------------------------
Class A return after taxes on distributions and sale of Fund shares           _____%       _____%        _____%
----------------------------------------------------------------------------------------------------------------------
Class B return before taxes*                                                  _____%       _____%        _____%
----------------------------------------------------------------------------------------------------------------------
Class C return before taxes*                                                  _____%       _____%        _____%
----------------------------------------------------------------------------------------------------------------------
Morgan Stanley Capital International EMF Index                                _____%       _____%        _____%
         (reflects no deduction for fees, expenses, or taxes)
----------------------------------------------------------------------------------------------------------------------

The Fund's returns are compared to the performance of the Morgan Stanley Capital International EMF (Emerging Markets Free) Index. You should remember that unlike the Fund, the index is unmanaged and doesn't reflect the costs of operating a mutual fund, such as the costs of buying, selling and holding securities. Maximum sales charges are included in the Fund returns shown immediately above.

After-tax performance is presented only for Class A shares of the Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on the investor's individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-deferred investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts. The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the Fund's lifetime and do not reflect the impact of state and local taxes. The after-tax rate used is based on the current tax characterization of the elements of the fund's returns (e.g., qualified vs. non-qualified dividends) and may be different than the final tax characterization of such elements. Past performance, both before and after taxes, is not a guarantee of future results.


* Total returns assume redemption of shares at end of period. If shares were not redeemed, the returns for Class B would be _____%, _____% and _____%, respectively, for the one-year, five-year and lifetime periods. Returns for Class C would be _____%, _____% and _____%, respectively, for the one-year, five-year and lifetime periods.
** The inception date for Class A, Class B and Class C shares of the Delaware Emerging Markets Fund was June 10, 1996. The Morgan Stanley Capital International Emerging Markets Free Index return shown is for the Class A lifetime period. The index returns for Class B and Class C lifetime periods was _____% and _____%, respectively

WHAT ARE DELAWARE EMERGING MARKETS FUND'S FEES AND EXPENSES?
SALES CHARGES are fees paid directly from your investments when you buy or sell shares of the Fund.

----------------------------------------------------------------------------------------------------------------
CLASS                                                               A          B            C            R
----------------------------------------------------------------------------------------------------------------
Maximum sales charge (load) imposed on purchases as a
percentage of offering price                                       _____%      _____%       _____%      _____%
----------------------------------------------------------------------------------------------------------------
Maximum contingent deferred sales charge
(load) as a percentage of original
purchase price or redemption price,
whichever is lower                                                 _____%(1)   _____%(2)    _____%(3)   _____%
-----------------------------------------------------------------------------------------------------------------
Maximum sales charge (load) imposed on reinvested dividends        _____%      _____%       _____%      _____%
----------------------------------------------------------------------------------------------------------------
Redemption fees                                                    _____%      _____%       _____%      _____%
----------------------------------------------------------------------------------------------------------------
Exchange fees(4)                                                   _____%      _____%       _____%      _____%
----------------------------------------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES are deducted from the Fund's assets.

----------------------------------------------------------------------------------------------------------------
Management fees                                                    _____%      _____%       _____%      _____%
----------------------------------------------------------------------------------------------------------------
Distribution and service (12b-1) fees                              _____%      _____%       _____%      _____%
----------------------------------------------------------------------------------------------------------------
Other expenses                                                     _____%      _____%       _____%      _____%
----------------------------------------------------------------------------------------------------------------
Total annual fund operating expenses                               _____%      _____%       _____%      _____%
----------------------------------------------------------------------------------------------------------------
Fee waivers and payments(5)/(6)                                    _____%      _____%       _____%      _____%
----------------------------------------------------------------------------------------------------------------
Net expenses                                                       _____%      _____%       _____%      _____%
----------------------------------------------------------------------------------------------------------------

THIS EXAMPLE is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds with similar investment objectives. We show the cumulative amount of Fund expenses on a hypothetical investment of $10,000 with an annual 5% return over the time shown.(7) This is an example only, and does not represent future expenses, which may be greater or less than those shown here.


----------------------------------------------------------------------------------------------------------------
CLASS(8)               A             B            B                  C                C                 R
                                       (IF REDEEMED)                       (IF REDEEMED)
----------------------------------------------------------------------------------------------------------------
1 year           $______       $______       $______            $______         $______            $______
----------------------------------------------------------------------------------------------------------------
3 years          $______       $______       $______            $______         $______            $______
----------------------------------------------------------------------------------------------------------------
5 years          $______       $______       $______            $______         $______            $______
----------------------------------------------------------------------------------------------------------------
10 years         $______       $______       $______            $______         $______            $______
----------------------------------------------------------------------------------------------------------------

(1) A purchase of Class A shares of $1 million or more may be made at net asset value. However, if you buy the shares through a financial advisor who is paid a commission, a CDSC will apply on redemptions made within two years of purchase. Additional Class A purchase options that involve a CDSC may be permitted from time to time and will be disclosed in the Prospectus if they are available.
(2) If you redeem Class B shares during the first year after you buy them, you will pay a CDSC of 4.00%, which declines to 3.25% during the second year, 2.75% during the third year, 2.25% during the fourth and fifth years, 1.50% during the sixth year and 0% thereafter.
(3) Class C shares redeemed within one year of purchase are subject to a 1.00% CDSC.
(4) Exchanges are subject to the requirements of each fund in the Delaware Investments family. A front-end sales charge may apply if you exchange your shares into a fund that has a front-end sales charge.
(5) Class A shares are subject to a 12b-1 fee of 0.30% of average daily net assets and Class B and Class C shares are each subject to a 12b-1 fee of 1.00% of average daily net assets. The Fund's distributor has contracted to limit the Class A shares 12b-1 fee through _______________ to no more than ____% of average daily net assets.
(6) The investment manager has contracted to waive fees and pay expenses through _______________, in order to prevent total operating expenses (excluding any12b-1 fees, taxes, interest, brokerage fees, extraordinary expenses and certain insurance costs) from exceeding ____% of average daily net assets.
(7) The Fund's actual rate of return may be greater or less than the hypothetical 5% return we use here. This example reflects the net operating expenses with investment management expense and distribution waivers for the one-year contractual period and the total operating expenses without expense waivers for years two through ten.
(8) The Class B example reflects the conversion of Class B shares to Class A shares after approximately eight years. Information for the ninth and tenth years reflects expenses of the Class A shares.

PROFILE: DELAWARE INTERNATIONAL SMALL CAP VALUE FUND

WHAT IS THE FUND'S GOAL?
Delaware International Small Cap Value Fund seeks long-term capital appreciation. Although, the Fund will strive to meet its goal, there is no assurance that it will.

WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?
Delaware International Small Cap Value Fund seeks to achieve its objective by investing primarily in smaller non-U.S. companies, which may include companies located or operating in established or emerging countries. Under normal circumstances, at least 65% of the Fund's total assets will be invested in equity securities of companies organized or having a majority of their assets in or deriving a majority of their operating income in countries outside of the United States. The market capitalization of the companies in which the Fund intends to invest primarily will typically be $2.5 billion or less (at the time of purchase). More than 25% of the Fund's total assets may be invested in the securities of issuers located in the same country.

Under normal circumstances, at least 80% of the Fund's net assets will be in investments of small capitalization companies (the "80% Policy"). The Fund will invest primarily in issuers located outside the United States.

The Fund focuses on smaller companies in developed global equity markets outside the United States. We seek to identify dominant macro and macro economic trends within the relevant markets and to find companies which we believe should benefit from these trends. From that universe of companies, we seek to purchase attractively valued stocks in smaller capitalization companies which have the fundamental characteristics to support growth. In doing so, we also consider the financial strength of the companies and their industries.

The Fund may invest up to 15% of its net assets in high-yield, high risk foreign fixed-income securities.

WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?
Investing in any mutual fund involves risk, including the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund's investments. This Fund will be affected primarily by declines in stock prices which can be caused by a drop in the stock market or poor performance in specific industries or companies. Investments in smaller capitalization securities tend to be more volatile than investments in larger capitalization securities. Investments in foreign securities whether equity or fixed-income, involve special risks including those related to currency fluctuations, as well as to political, economic and social situations different from and potentially more volatile than those in the U.S. In addition, the accounting, tax and financial reporting standards of foreign countries are different from and may be less reliable or comprehensive than those relating to U.S. issuers. High-yield, high risk foreign fixed-income securities that the Fund may invest in are subject to substantial risks, particularly during periods of economic downturns or rising interest rates.

For a more complete discussion of risk, please see "The risks of investing in the Fund" on [PAGE __].

The Fund's 80% Policy described above may be changed without shareholder approval. However, shareholders would be given at least 60 days notice prior to any such change.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

WHO SHOULD INVEST IN THE FUND
o    Investors with long-term financial goals.
o    Investors looking for exposure to foreign investments.
o Investors willing to accept the risks involved with foreign investments, which are not ordinarily associated with domestic investments, such as currency, political and economic risks.

WHO SHOULD NOT INVEST IN THE FUND
o    Investors with short-term financial goals.
o    Investors seeking an investment in domestic securities.
o Investors unwilling to accept the additional risks associated with foreign investment, such as currency, political and economic risks.

You should keep in mind that an investment in the Fund is not a complete investment program; it should be considered just one part of your total financial plan. Be sure to discuss this Fund with your financial advisor to determine whether it is an appropriate choice for you.

HOW HAS DELAWARE INTERNATIONAL SMALL CAP VALUE FUND PERFORMED?

THIS BAR CHART AND TABLE can help you evaluate the risks of investing in the Fund. We show how the returns for the Fund's Class A shares have varied for the past seven calendar years, as well as the average annual returns for these shares for the one-year, five-year and lifetime periods, if applicable. Currently, financial information is not provided for Class R shares of the Delaware International Small Cap Value Fund since the class has not yet commenced operations. The Fund's past performance is not necessarily an indication of how it will perform in the future. The returns reflect expense caps in effect during the periods. The returns would be lower without the expense caps. Please see footnotes 5 and 6 on [PAGE ____] for additional information about the expense caps.

During the periods illustrated in this bar chart, the Class A's highest quarterly return was ____% for the quarter ended _____________ and its lowest quarterly return was ______% for the quarter ended _____________.

The maximum Class A sales charge of 5.75%, which is normally deducted when you purchase shares, is not reflected in the total returns in the previous paragraph or in the bar chart. If this fee were included, the returns would be less than those shown. The average annual returns in the table below do include the sales charge.

[GRAPHIC OMITTED: BAR CHART SHOWING YEAR BY YEAR TOTAL RETURN (CLASS A)]

YEAR-BY-YEAR TOTAL RETURN (Class A)

---------------------------------------------------------------------------------------------
         1998         1999         2000         2001         2002         2003          2004
---------------------------------------------------------------------------------------------
       _____%       _____%       _____%       _____%       _____%       _____%        _____%
---------------------------------------------------------------------------------------------

AVERAGE ANNUAL RETURNS for periods ending 12/31/04

-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   10 YEARS OR
                                                                                      1 YEAR           5 YEARS      LIFETIME**
-------------------------------------------------------------------------------------------------------------------------------
Class A return before taxes                                                            _____%          _____%           _____%
-------------------------------------------------------------------------------------------------------------------------------
Class A return after taxes on distributions                                            _____%          _____%           _____%
-------------------------------------------------------------------------------------------------------------------------------
Class A return after taxes on distributions and sale of Fund shares                    _____%          _____%           _____%
-------------------------------------------------------------------------------------------------------------------------------
Class B return before taxes*                                                           _____%          _____%           _____%
-------------------------------------------------------------------------------------------------------------------------------
Class C return before taxes*                                                           _____%          _____%           _____%
-------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley EAFE Index                                                              _____%          _____%           _____%
         (reflects no deduction for fees, expenses, or taxes)
-------------------------------------------------------------------------------------------------------------------------------
Citigroup Global Markets World Ex-US EMI
         (reflects no deduction for fees, expenses, or taxes)                          _____%          _____%           _____%
-------------------------------------------------------------------------------------------------------------------------------

The Fund's returns are compared to the performance of the Morgan Stanley EAFE (Europe, Australasia, Far East) index and the Citigroup Global Markets World Ex-US EMI (Extended Market Index). The MSCI EAFE Index consists primarily of larger stocks from developed foreign countries. The Citigroup Global Markets World Ex-US EMI consists primarily of smaller stocks from developed foreign countries. You should remember that unlike the Fund, each index is unmanaged and does not reflect the costs of operating a mutual fund, such as the costs of buying, selling and holding securities. Maximum sales charges are included in the Fund's returns shown immediately above.

After-tax performance is presented only for Class A shares of the Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on the investor's individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-deferred investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts. The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the Fund's lifetime and do not reflect the impact of state and local taxes. The after-tax rate used is based on the current tax characterization of the elements of the fund's returns (e.g., qualified vs. non-qualified dividends) and may be different than the final tax characterization of such elements. Past performance, both before and after taxes, is not a guarantee of future results.

* Total returns assume redemption of shares at end of period. If shares were not redeemed, the returns for Class B would be _____% and _____%, respectively, for the one-year and lifetime periods. Returns for Class C would be _____% and _____%, respectively, for the one-year and lifetime periods.
** Inception dates for Class A, Class B and Class C shares of Delaware International Small Cap Value Fund were December 19, 1997, September 28, 2001 and September 28, 2001, respectively. The Morgan Stanley Capital International EAFE Index return shown is for the Class A lifetime period. The index returns for Class B and Class C lifetime periods was _____% and _____% respectively. The Citigroup Global Markets World Ex-US EMI return shown is for the Class A lifetime period. The index returns for Class B and Class C lifetime periods were _____% and _____%, respectively.

WHAT ARE THE FUND'S FEES AND EXPENSES?
SALES CHARGES are fees paid directly from your investments when you buy or sell shares of the Fund. You do not pay sales charges when you buy or sell Class R shares.


---------------------------------------------------------------------------------------------------------------------------
CLASS                                                                             A            B            C            R
---------------------------------------------------------------------------------------------------------------------------
Maximum sales charge (load) imposed on purchases as a percentage of
offering price                                                                _____%       _____%       _____%      _____%
---------------------------------------------------------------------------------------------------------------------------
Maximum contingent deferred sales charge (load) as a percentage of            _____%(1)    _____%(2)    _____%(3)   _____%
original purchase price or redemption price, whichever is lower
---------------------------------------------------------------------------------------------------------------------------
Maximum sales charge (load) imposed on reinvested dividends                   _____%       _____%       _____%      _____%
---------------------------------------------------------------------------------------------------------------------------
Redemption fees                                                               _____%       _____%       _____%      _____%
---------------------------------------------------------------------------------------------------------------------------
Exchange fees(4)                                                              _____%       _____%       _____%      _____%
---------------------------------------------------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES are deducted from the Fund's assets.

---------------------------------------------------------------------------------------------------------------------------
CLASS                                                                             A           B           C           R
---------------------------------------------------------------------------------------------------------------------------
Management fees                                                              _____%      _____%      _____%      _____%
---------------------------------------------------------------------------------------------------------------------------
Distribution and service (12b-1) fees                                        _____%      _____%      _____%      _____%
------------------------------------------------------------------------ ----------- ----------- --------------------------
Other expenses                                                               _____%      _____%      _____%      _____%
---------------------------------------------------------------------------------------------------------------------------
Total annual fund operating expenses                                         _____%      _____%      _____%      _____%
------------------------------------------------------------------------ ----------- ----------- --------------------------
Fee waivers and payments(5)(6)                                               _____%      _____%      _____%      _____%
---------------------------------------------------------------------------------------------------------------------------
Net expenses                                                                 _____%      _____%      _____%      _____%
---------------------------------------------------------------------------------------------------------------------------

THIS EXAMPLE is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds with similar investment objectives. We show the cumulative amount of Fund expenses on a hypothetical investment of $10,000 with an annual 5% return over the time shown.(7) This is an example only, and does not represent future expenses, which may be greater or less than those shown here.

-------------------------------------------------------------------------------------------------------------------
CLASS(8)                A            B           B                     C              C                 R
                                     (IF REDEEMED)
-------------------------------------------------------------------------------------------------------------------
1 year           $______      $______       $______             $______        $______           $______
-------------------------------------------------------------------------------------------------------------------
3 years          $______      $______       $______             $______        $______           $______
-------------------------------------------------------------------------------------------------------------------
5 years          $______      $______       $______             $______        $______           $______
-------------------------------------------------------------------------------------------------------------------
10 years         $______      $______       $______             $______        $______           $______
-------------------------------------------------------------------------------------------------------------------

(1) A purchase of Class A shares of $1 million or more may be made at net asset value. However, if you buy the shares through a financial advisor who is paid a commission, a CDSC will apply to redemptions made within two years of purchase. Additional Class A purchase options that involve a CDSC may be permitted from time to time and will be disclosed in the Prospectus if they are available.
(2) If you redeem Class B shares during the first year after you buy them, you will pay a CDSC of 4.00%, which declines to 3.25% during the second year, 2.75% during the third year, 2.25% during the fourth and fifth years, 1.50% during the sixth year and 0% thereafter.
(3) Class C shares redeemed within one year of purchase are subject to a 1.00% CDSC.
(4) Exchanges are subject to the requirements of each fund in the Delaware Investments family. A front-end sales charge may apply if you exchange your shares into a fund that has a front-end sales charge.
(5) Class A shares are subject to a 12b-1 fee of 0.30% of average daily net assets and Class B and Class C shares are each subject to a 12b-1 fee of 1.00% of average daily net assets. The Fund's distributor has contracted to limit the Class A shares 12b-1 fee through _______________ to no more than _____% of average daily net assets.
(6) The investment manager has contracted to waive fees and pay expenses through _______________, in order to prevent total operating expenses (excluding any 12b-1 fees, taxes, interest, brokerage fees, extraordinary expenses and certain insurance costs) from exceeding _____% of average daily net assets.
(7) The Fund's actual rate of return may be greater or less than the hypothetical 5% return we use here. This example reflects the net operating expenses with investment management expense waivers for the one-year contractual period and the total operating expenses without expense and distribution waivers for years two through ten.
(8) The Class B example reflects the conversion of Class B shares to Class A shares after approximately eight years. Information for the ninth and tenth years reflects expenses of the Class A shares.

HOW WE MANAGE THE FUNDS

OUR INVESTMENT STRATEGIES
We research individual companies and analyze economic and market conditions, seeking to identify the securities or market sectors that we think are the best investments for a particular Fund. The following are descriptions of how the portfolio managers pursue the Funds' investment goals.

We take a disciplined approach to investing, combining investment strategies and risk management techniques that can help shareholders meet their goals.

Each Fund's investment objective is non-fundamental. This means the Board of Trustees may change the objective without obtaining shareholder approval. If an objective were changed, we would notify shareholders before the change became effective.

DELAWARE INTERNATIONAL VALUE EQUITY FUND

Delaware International Value Equity Fund seeks long-term growth without undue risk to principal. We invest primarily in equity securities, including common or ordinary stocks, which provide the potential for capital appreciation and income. Our strategy would commonly be described as a value strategy. That is, we strive to purchase stocks that are selling for less than what we believe their value is. In order to determine what we believe a security's value is, we evaluate its future income potential, taking into account the impact both currency fluctuations and inflation might have on that income stream. We then analyze what that income would be worth if paid today. That helps us decide what we think the security is worth today. We then compare our determination of the security's value to its current price to determine if it is a good value.

We use income as an indicator of value because we believe it allows us to compare securities across different sectors and different countries--all using one measurement standard. We can even use this analysis to compare stocks to bonds. We also evaluate other traditional value characteristics.

[We may purchase securities in any foreign country, developed or emerging; however, we currently anticipate investing in Australia, Belgium, Finland, France, Germany, Hong Kong, Italy, Japan, the Netherlands, New Zealand, Norway, Singapore, South Africa, South Korea, Spain, Sweden, Switzerland and the United Kingdom. This is a representative list; the Fund may also invest in countries not listed here.]

We generally maintain a long-term focus in the Fund, seeking companies that we believe will perform well over the next three to five years.

DELAWARE EMERGING MARKETS FUND
Delaware Emerging Markets Fund seeks long-term capital appreciation. The Fund may invest in a broad range of equity securities, including common or ordinary stocks. Our primary emphasis will be on the stocks of companies considered to be from an emerging country.

 We consider an "emerging country" to be any country that is:

o generally recognized to be an emerging or developing country by the international financial community, including the World Bank and the International Finance Corporation; or
o    classified by the United Nations as developing; or
o included in the International Finance Corporation Free Index or the Morgan Stanley Capital International Emerging Markets Free Index.

[Developing or emerging countries include almost every nation in the world except the United States, Canada, Japan, Australia, New Zealand and most nations located in Western and Northern Europe. A representative list of the countries where we may invest includes: Argentina, Botswana, Brazil, Chile, China, Colombia, Croatia, Czech Republic, Egypt, Estonia, Ghana, Greece, Hong Kong, Hungary, India, Indonesia, Israel, Ivory Coast, Jamaica, Jordan, Kenya, Korea, Latvia, Lithuania, Malaysia, Mauritius, Mexico, Morocco, Nigeria, Pakistan, Peru, the Philippines, Poland, Portugal, Russia, Slovenia, South Africa, South Korea, Sri Lanka, Taiwan, Thailand, Turkey, Venezuela and Zimbabwe. We may invest in other countries, particularly as markets in other emerging countries develop.]

 In deciding whether a company is from an emerging country, we evaluate publicly available information and question individual companies to determine if the company meets one of the following criteria:

o the principal trading market for the company's securities is in a country that is emerging;
o the company generates 50% or more of its annual revenue from operations in emerging countries, even though the company's securities are traded in an established market or in a combination of emerging and established markets;
o the company is organized under the laws of an emerging market country and has a principal office in an emerging country.

Currently, investing in many emerging countries is not feasible or may involve significant political risks. We focus our investments in emerging countries where we consider the economies to be developing strongly and where the markets are becoming more sophisticated. In deciding where to invest we place particular emphasis on factors such as economic conditions (including growth trends, inflation rates and trade balances), regulatory and currency controls, accounting standards and political and social conditions. We believe investment opportunities may result from an evolving long-term trend favoring market-oriented economies, a trend that may particularly benefit countries having developing markets.

When we evaluate individual companies we strive to apply a value-oriented selection process, identical to what we use for Delaware International Value Equity Fund, as described earlier in this Prospectus. However, in emerging markets, more emphasis needs to be placed on the manager's assessment of the company's risk of missing our forecast. Risk adjusted return forecasts are therefore of crucial importance in constructing the portfolio.

The Fund may invest up to 35% of its net assets in high-yield, high risk foreign fixed-income securities. This typically includes so-called Brady Bonds.

DELAWARE INTERNATIONAL SMALL CAP VALUE FUND
The Fund seeks long-term capital appreciation. The Fund seeks to achieve its objective by investing primarily in equity securities of smaller non-U.S. companies, which may include companies located or operating in established or emerging countries. Under normal circumstances, at least 65% of the Fund's total assets will be invested in equity securities of companies organized or having a majority of their assets in or deriving a majority of their operating income in countries outside of the United States.

The equity securities in which the Fund may invest include common or ordinary stocks, preferred stocks, rights or warrants to purchase common or ordinary stocks and securities convertible into common or ordinary stocks. The Fund may also invest in foreign companies through sponsored or unsponsored Depositary Receipts, which are receipts typically issued by a bank or trust company evidencing ownership of underlying securities issued by a foreign company. The Fund may invest in securities issued in any currency and may hold foreign currency.

In selecting investments for the Fund, the manager will employ a dividend discount analysis across country boundaries and will also use a purchasing power parity approach to identify currencies and markets that are overvalued or undervalued relative to the U.S. dollar. The manager uses the dividend discount analysis to compare the value of different investments. Using this technique, the manager looks at future anticipated dividends and discounts the value of those dividends back to what they would be worth if they were being paid today. With a purchasing parity approach, the manager attempts to identify the amount of goods and services that a dollar will buy in the United States and compare that to the amount of a foreign currency required to buy the same amount of goods and services in another country. Eventually, currencies should trade at levels that should make it possible for the dollar to buy the same amount of goods and services overseas as in the United States. When the dollar buys less, the foreign currency may be considered to be overvalued. Conversely, when the dollar buys more, the currency may be considered to be undervalued.

[While the Fund may purchase securities in any foreign country, including developed, developing, or emerging market countries, it is currently anticipated that the countries in which the Fund may invest will include, but not be limited to, Australia, France, Germany, Hong Kong, Ireland, Japan, the Netherlands, New Zealand, Singapore and the United Kingdom. With respect to certain countries, investments by an investment company may only be made through investments in closed-end investment companies that in turn are authorized to invest in the securities of such countries.]

The Fund may also invest in convertible preferred stocks that offer enhanced yield features, such as preferred equity redemption cumulative stock, and certain other non-traditional equity securities.

The Fund may invest up to 15% of its net assets in fixed-income securities issued by emerging country companies and foreign governments, their agencies, instrumentalities or political subdivisions, all of which may be high-yield, high risk fixed-income securities (commonly known as junk bonds) rated lower than BBB by S&P and Baa by Moody's or, if unrated, are considered by the manager to be of equivalent quality and which present special investment risks. See High-yield, high risk securities.

THE SECURITIES WE TYPICALLY INVEST IN
Stocks offer investors the potential for capital appreciation, and may pay dividends as well. Fixed-income securities offer the potential for greater income payments than stocks, and also may provide capital appreciation potential. The following chart provides a brief description of the securities that the Funds may invest in. The Funds holdings will generally be denominated in a foreign currency. Please see the Statement of Additional Information for additional descriptions of these as well as other investments.

---------------------------------------------------------------------------------------------------------------------------------
               SECURITIES                                                     HOW WE USE THEM
---------------------------------------------------------------------------------------------------------------------------------
                                                     DELAWARE                                                  DELAWARE
                                                INTERNATIONAL VALUE                DELAWARE              INTERNATIONAL SMALL
                                                    EQUITY FUND             EMERGING MARKETS FUND           CAP VALUE FUND
---------------------------------------------------------------------------------------------------------------------------------
COMMON OR ORDINARY STOCKS: Securities      Under normal circumstances, the Funds will generally invest their assets in common or
that represent shares of ownership in a    ordinary stocks, some of which may be dividend-paying stocks.
corporation.  Stockholders participate
in the corporation's profits and losses
indirectly, as the value of a
corporation's shares tends to change as
the corporation's earnings fluctuate.
---------------------------------------------------------------------------------------------------------------------------------
AMERICAN DEPOSITARY RECEIPTS (ADRS),       Each Fund may invest in sponsored and unsponsored ADRs, EDRs and GDRs, generally
EUROPEAN DEPOSITARY RECEIPTS (EDRS), AND   focusing on those whose underlying securities are issued by foreign entities.
GLOBAL DEPOSITARY RECEIPTS (GDRS):  ADRs   Sponsored depositary receipts are issued jointly by the issuer of the underlying
are receipts issued by a U.S. depositary   security and the depositary, and unsponsored depositary receipts are issued by the
(usually a U.S. bank) and EDRs and GDRs    depositary without the participation of the issuer of the underlying security.
are receipts issued by a depositary
outside of the U.S. (usually a non-U.S.    To determine whether to purchase a security in a foreign market or through a
bank or trust company or a foreign         depositary receipt, we evaluate the price levels, the transaction costs, taxes and
branch of a U.S. bank).  Depositary        administrative costs or other relevant factors involved with each security to try to
receipts represent an ownership interest   identify the most efficient choice.
in an underlying security that is held
by the depositary. Generally, the holder
of the depositary receipt is entitled to
all payments of interest, dividends or
capital gains that are made on the
underlying security.
---------------------------------------------------------------------------------------------------------------------------------
FOREIGN CURRENCY TRANSACTIONS: A forward   Although the Funds value their assets daily in U.S. dollars, they do not intend to
foreign currency exchange contract         convert their holdings of foreign currencies into U.S. dollars on a daily basis.
involves an obligation to purchase or      Each Fund will, however, from time to time, purchase or sell foreign currencies
sell a specific currency on a fixed        and/or engage in forward foreign currency exchange transactions.  Each Fund may
future date at a price that is set at      conduct its foreign currency transactions on a cash basis at the rate prevailing in
the time of the contract. The future       the foreign currency exchange market or through a forward foreign currency exchange
date may be any number of days from the    contract or forward contract.
date of the contract as agreed by the
parties involved.                          A Fund may use forward contracts for defensive hedging purposes to attempt to protect the value of the Fund's current security or currency holdings.  It may also use forward contracts if it has agreed to sell a security and wants to "lock-in" the price of that security, in terms of U.S. dollars.  Investors should be aware of the costs of currency conversion. The Funds will not use forward contracts for speculative purposes.
---------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------
               SECURITIES                                                     HOW WE USE THEM
---------------------------------------------------------------------------------------------------------------------------------
                                                     DELAWARE                                                  DELAWARE
                                                INTERNATIONAL VALUE                DELAWARE              INTERNATIONAL SMALL
                                                    EQUITY FUND             EMERGING MARKETS FUND           CAP VALUE FUND
---------------------------------------------------------------------------------------------------------------------------------
INVESTMENT COMPANY SECURITIES: In some     The Fund may hold investment company securities if we believe the country offers
countries, investments by U.S. mutual      good investment opportunities. Such investment companies may be open-end or
funds are generally made by purchasing     closed-end investment companies. These investments involve an indirect payment of a
shares of investment companies that in     portion of the expenses of the other investment companies, including their advisory
turn invest in the securities of such      fees.
countries.
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RESTRICTED SECURITIES:  Privately placed   The Funds may invest in privately placed securities including those that are
securities  whose resale is restricted     eligible for resale only among certain institutional buyers without registration,
under securities law.                      which are commonly known as Rule 144A Securities.
---------------------------------------------------------------------------------------------------------------------------------
ILLIQUID SECURITIES: Securities that do    The Fund may invest up to      The Fund may invest up to 15% of net assets in
not have a ready market, and cannot be     10% of net assets in           illiquid securities.
easily sold within seven days at           illiquid securities.
approximately the price that a fund has
valued them.
---------------------------------------------------------------------------------------------------------------------------------
FOREIGN CORPORATE AND GOVERNMENT BONDS:    The Funds may invest a portion of their assets in foreign corporate or government
Debt obligations issued by foreign         fixed income securities consistent with their investment policies (such as market or
corporations, foreign governments, or a    capitalization), when in our opinion, attractive opportunities relative to those
foreign agency, instrumentality or         available through equity securities.
political subdivision of such
governments.                               Although not a principal strategy of the Funds, for temporary defensive purposes, a
                                           Fund may invest all or a substantial portion of its assets in these securities rated
                                           AA or better by S&P and Aa or better by Moody's, or if unrated, determined to be of comparable quality.
---------------------------------------------------------------------------------------------------------------------------------
HIGH-YIELD, HIGH RISK FIXED-INCOME         The Fund does not invest in    The Fund may invest up to   The Fund may invest up to
SECURITIES: Securities that are rated      these securities.              35% of its net assets, in   15% of its net assets in
lower than BBB by S&P or Baa by Moody's,                                  high-yield, high risk       these securities.
or if unrated, have equal quality. These                                  foreign fixed-income
securities may be issued by companies,                                    securities.                 The Fund will not
governments, or governmental entities of                                                              purchase securities rated
emerging or developing countries, which                                                               lower than C by S&P or Ca
may be less creditworthy. A primary                                                                   by Moody's or, if
risk, which may be substantial, is that                                                               unrated, considered to
these companies, governments, or                                                                      be of an equivalent
entities may not be able to make                                                                      quality to such ratings
interest or principal payments.  An                                                                   by the manager.
additional risk is that the value of
these securities may decline
significantly.
---------------------------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS: An agreement        Typically, we use repurchase agreements as a short-term investment for a Fund's cash
between a buyer of securities, such as a   position. In order to enter into these repurchase agreements, a Fund must have
Fund, and a seller of securities, in       collateral of 102% of the repurchase price. The Funds will only enter into
which the seller agrees to buy the         repurchase agreements in which the collateral is comprised of U.S. government
securities back within a specified time    securities.
at the same price the buyer paid for
them, plus an amount equal to an agreed
upon interest rate. Repurchase
agreements are often viewed as
equivalent to cash.
---------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------
               SECURITIES                                                     HOW WE USE THEM
---------------------------------------------------------------------------------------------------------------------------------
                                                     DELAWARE                                                  DELAWARE
                                                INTERNATIONAL VALUE                DELAWARE              INTERNATIONAL SMALL
                                                    EQUITY FUND             EMERGING MARKETS FUND           CAP VALUE FUND
---------------------------------------------------------------------------------------------------------------------------------
REAL ESTATE INVESTMENT Trusts (REITs):     The Funds does not invest in these securities.             The Fund may invest in
REITs are pooled investment vehicles                                                                  REITs consistent with its
which invest primarily in                                                                             investment objectives and
income-producing real estate or real                                                                  policies.
estate related loans or interests. REITs
are generally classified as equity
REITs, mortgage REITs or a combination
of equity and mortgage REITs. Equity
REITs invest the majority of their
assets directly in real property and
derive income primarily from the
collection of rents. Equity REITs can
also realize capital gains by selling
properties that have appreciated in
value. Mortgage REITs invest the
majority of their assets in real estate
mortgages and derive income from the
collection of interest payments.
---------------------------------------------------------------------------------------------------------------------------------
OTHER SECURITIES: Each Fund is permitted   The Fund may invest in preferred stocks, convertible securities, warrants, futures
to invest in other securities than those   and options and the Delaware International Small Cap Value Fund may also enter into
that are listed here. More information     put and call options, futures contracts and options on futures contracts and options
about these securities can be found in     on foreign currencies.
the Statement of Additional Information.
---------------------------------------------------------------------------------------------------------------------------------

BORROWING FROM BANKS
Each Fund may borrow money as a temporary measure for extraordinary or emergency purposes or to facilitate redemptions. A Fund will not borrow money in excess of one-third of the value of its net assets.

LENDING SECURITIES
Each Fund may loan up to 25% of its assets to qualified broker, dealers or institutional investors for their use in securities transactions. These transactions, if any, may generate additional income for the Funds. All such loans will be secured by collateral.

TEMPORARY DEFENSIVE POSITIONS
For temporary defensive purposes, each Fund may invest in high quality debt instruments issued by the U.S. government, its agencies or instrumentalities, or issued by U.S. companies. To the extent that the Fund does so, it may be unable to meet its investment objective.

THE RISKS OF INVESTING IN THE FUNDS
Investing in any mutual fund involves risk, including the risk that you may receive little or no return on your investment, and the risk that you may lose part or all of the money you invest. Before you invest in a Fund, you should carefully evaluate the risks. Because of the nature of the Funds, you should consider your investment to be a long-term investment that typically provides the best results when held for a number of years. Following are the chief risks you assume when investing in the Funds. Please see the Statement of Additional Information for further discussion of these risks and other risks not discussed here.

---------------------------------------------------------------------------------------------------------------------------------
                Risks                                                 How we strive to manage them
---------------------------------------------------------------------------------------------------------------------------------
                                                 Delaware                                                     Delaware
                                            International Value                Delaware                 International Small
                                                Equity Fund             Emerging Markets Fund              Cap Value Fund
---------------------------------------------------------------------------------------------------------------------------------
MARKET RISK: The risk that all or a     We maintain a long-term investment approach and focus on stocks we believe can
majority of the securities in a         appreciate over an extended time frame regardless of interim market fluctuations. In
certain market-like the stock or bond   deciding what portion of a Fund's portfolio should be invested in any individual
market-or in a certain country or       country, we evaluate a variety of factors, including opportunities and risks relative to
region will decline in value because    other countries. We do not try to predict overall stock market movements and do not
of factors such as economic             trade for short-term purposes.
conditions, future expectations or
investor confidence.
---------------------------------------------------------------------------------------------------------------------------------
INDUSTRY AND SECURITY RISK: The risk    We typically hold a number of different securities in a variety of sectors in order to
that the value of securities in a       minimize the impact that a poorly performing security would have on a Fund.  Security
particular industry or the value of     risk is more significant for DELAWARE EMERGING MARKETS FUND, which is a non-diversified
an individual stock or bond will        fund.
decline because of changing
expectations for the performance of
that industry or for the individual
company issuing the stock or bond.
---------------------------------------------------------------------------------------------------------------------------------
EMERGING MARKET RISK: The possibility   The Fund, to the limited     The Fund is subject to this   The Fund may invest in
that the risks associated with          extent that it invests in    risk.  Striving to manage     emerging market securities.
international investing will be         emerging markets, is         this risk, the portfolio      Striving to manage this risk,
greater in emerging markets than in     subject to this risk.        managers carefully screen     the portfolio managers
more developed foreign markets          Striving to manage this      securities within emerging    carefully screen securities
because, among other things, emerging   risk, the portfolio          markets and attempt to        within emerging markets and
markets may have less stable            managers carefully screen    consider material risks       attempt to consider material
political and economic environments.    securities within emerging   associated with an            risks associated with an
                                        markets and attempt to       individual company or bond    individual company or bond
                                        consider material risks      issuer.  We cannot            issuer.
                                        associated with an           eliminate emerging market
                                        individual company or bond   risk and consequently
                                        issuer.                      encourage shareholders to
                                                                     invest in the Fund only if
                                                                     they have a long-term time
                                                                     horizon, over which the
                                                                     potential of individual
                                                                     securities is more likely
                                                                     to be realized.
---------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------
                Risks                                                 How we strive to manage them
---------------------------------------------------------------------------------------------------------------------------------
                                                 Delaware                                                     Delaware
                                            International Value                Delaware                 International Small
                                                Equity Fund             Emerging Markets Fund              Cap Value Fund
---------------------------------------------------------------------------------------------------------------------------------
POLITICAL RISK: The risk that           We evaluate the political situations in the countries where we invest and take into
countries or the entire region where    account any potential risks before we select securities for the portfolio.  However,
we invest may experience political      there is no way to eliminate political risk when investing internationally.  In emerging
instability. This may cause greater     markets political risk is typically more likely to affect the economy and share prices
fluctuation in the value and            than in developed markets.
liquidity of our investments due to
changes in currency exchange rates,
governmental seizures or
nationalization of assets.
---------------------------------------------------------------------------------------------------------------------------------
CURRENCY RISK: The risk that the        Each Fund may try to hedge its currency risk by purchasing foreign currency exchange
value of a fund's investments may be    contracts.  If a Fund agrees to purchase or sell foreign securities at a pre-set price
negatively affected by changes in       on a future date, the Fund may attempt to protect the value of a security it owns from
foreign currency exchange rates.        future changes in currency rates.  If a Fund has agreed to purchase or sell a security,
Adverse changes in exchange rates may   it may also use foreign currency exchange contracts to  "lock-in" the security's price
reduce or eliminate any gains           in terms of U.S. dollars or another applicable currency.  Each Fund may use forward
produced by investments that are        currency exchange contracts only for defensive or protective measures, not to enhance
denominated in foreign currencies and   portfolio returns. However, there is no assurance that such a strategy will be
may increase any losses.                successful.  Hedging is typically less practical in emerging markets.
---------------------------------------------------------------------------------------------------------------------------------
INFORMATION RISK: The risk that         We conduct fundamental research on the companies we invest in rather than relying solely
foreign companies may be subject to     on information available through financial reporting. As part of our worldwide research
different accounting, auditing and      process, we emphasize company visits. We believe this will help us to better uncover any
financial reporting standards than      potential weaknesses in individual companies.
U.S. companies.  There may be less
information available about foreign
issuers than domestic issuers.
Furthermore, regulatory oversight of
foreign issuers may be less stringent
or less consistently applied than in
the United States.
---------------------------------------------------------------------------------------------------------------------------------
INEFFICIENT MARKET RISK: The risk       The Funds will attempt to reduce these risks by investing in a number of different
that foreign markets may be less        countries, and noting trends in the economy, industries and financial markets.
liquid, have greater price
volatility, less regulation and
higher transaction costs than U.S.
markets.
---------------------------------------------------------------------------------------------------------------------------------

                                                                              22

---------------------------------------------------------------------------------------------------------------------------------
                Risks                                                 How we strive to manage them
---------------------------------------------------------------------------------------------------------------------------------
                                                 Delaware                                                     Delaware
                                            International Value                Delaware                 International Small
                                                Equity Fund             Emerging Markets Fund              Cap Value Fund
---------------------------------------------------------------------------------------------------------------------------------
SMALL COMPANY RISK: The risk that       The Fund typically focuses   The Fund may invest in        This is a significant risk
prices of smaller companies may be      its investment in larger     small companies and would     for the Fund.  The Fund
more volatile than larger companies     companies.                   be subject to this risk.      attempts to reduce this risk
because of limited financial                                         Although typically we hold    by diversifying investments.
resources or dependence on narrow                                    a number of different
product lines.                                                       stocks in order to reduce
                                                                     the impact that one small
                                                                     company stock would have on
                                                                     the Fund because this is a
                                                                     non-diversified Fund, it is
                                                                     possible that a smaller
                                                                     company holding could be a
                                                                     significant holding and
                                                                     subject the Fund to greater
                                                                     risk.
---------------------------------------------------------------------------------------------------------------------------------
NON-DIVERSIFIED FUND RISK: The risk     The Fund is a diversified    The Fund will not be          The Fund is a diversified
that non-diversified funds are          fund, and is not subject     diversified under the 1940    fund, and is not subject to
believed to be subject to greater       to this risk.                Act.  Non-diversified         this risk.
risks because adverse effects on                                     investment companies have
their security holdings may affect a                                 the flexibility to invest
larger portion of their overall                                      as much as 50% of their
assets.                                                              assets in as few as two
                                                                     issuers with no single
                                                                     issuer accounting for more
                                                                     than 25% of the portfolio.
                                                                     The remaining 50% of the
                                                                     portfolio must be
                                                                     diversified so that no more
                                                                     than 5% of a fund's assets
                                                                     is invested in the
                                                                     securities of a single
                                                                     issuer, with certain
                                                                     exceptions.
---------------------------------------------------------------------------------------------------------------------------------
TRANSACTION COSTS RISK: Relates to      Each Fund is subject to this risk.  We strive to monitor transaction costs and to choose
the  costs of buying, selling and       an efficient trading strategy for the Funds.
holding foreign securities, including
brokerage, tax and custody costs,
which may be higher than those
involved in domestic transactions
---------------------------------------------------------------------------------------------------------------------------------
INTEREST RATE RISK: The risk that       The Funds are generally less affected by interest rate risk than other risks because
securities, particularly bonds with     they typically hold a small amount of fixed-income securities.
longer maturities, will decrease in
value if interest rates rise.
---------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------
                Risks                                                 How we strive to manage them
---------------------------------------------------------------------------------------------------------------------------------
                                                 Delaware                                                     Delaware
                                            International Value                Delaware                 International Small
                                                Equity Fund             Emerging Markets Fund              Cap Value Fund
---------------------------------------------------------------------------------------------------------------------------------
FOREIGN GOVERNMENT AND SUPRANATIONAL    The Fund is subject to this risk with respect to its debt investments and will attempt
SECURITIES RISKS: Relate to the         to limit this risk by performing credit analysis on the issuer of each security
ability of a foreign government or      purchased. The Fund also attempts to reduce this risk by limiting the portion of net
government related issuer to make       assets that may be invested in these securities.
timely payments on its external debt
obligations.                            The Fund also compares the risk-reward potential of foreign government securities being considered to that offered by equity securities to determine whether to allocate assets to equity or fixed-income investments.
---------------------------------------------------------------------------------------------------------------------------------
HIGH-YIELD, HIGH RISK FOREIGN           This is not a significant    The Fund may invest up to     The Fund may invest up to 15%
FIXED-INCOME SECURITIES:                risk for the Fund.           35% of its net assets in      of its net assets in
                                                                     high-yield, high risk         high-yield, high risk foreign
The economy and interest rates may      The Fund may invest up to    foreign fixed-income          fixed-income securities.
affect these high-yield, high risk      15% of its net assets in     securities.
securities differently from other       high-yield, high risk                                      We intend to limit our
securities.  Prices have been found to  foreign fixed-income          We intend to limit our       investment in any one lower
be less sensitive to interest rate      securities.                  investment in any single      rated bond, which can help to
changes than higher rated investments,                               lower rated bond, which can   reduce the effect of an
but more sensitive to adverse economic  We intend to limit our       help to reduce the effect     individual default on the
changes or individual corporate         investment in any one        of an individual default on   Fund, and to limit our overall
developments.  Also, during an          lower rated bond, which      the Fund.  We also intend     holdings of bonds in this
economic downturn or a substantial      can help to reduce the       to limit our overall          category.  Such limitations
period of rising interest rates,        effect of an individual      holdings of bonds in this     may not protect the Fund from
highly leveraged issuers may            default on the Fund, and     category.  Such limitations   widespread bond defaults
experience financial stress which       to limit our overall         may not protect the Fund      brought about by a sustained
would adversely affect their ability    holding of bonds in this     from widespread bond          economic downturn.
to service principal and interest       category.  Such              defaults brought about by a
payment obligations, to meet projected  limitations may not          sustained economic downturn
business goals and to obtain            protect the Fund from        or from price declines that
additional financing.  Changes by       widespread bond defaults     might result from changes
recognized rating agencies in their     brought about by a           in the quality ratings of
rating of any such security and in the  sustained economic           individual bonds.
ability of the issuer to make payments  downturn.
of interest and principal will also
ordinarily have a more dramatic effect
on the values of these investments
than on the values of higher-rated
securities.  Consequently, these
changes will affect a Fund's net asset
value per share.
---------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------
                Risks                                                 How we strive to manage them
---------------------------------------------------------------------------------------------------------------------------------
                                                 Delaware                                                     Delaware
                                            International Value                Delaware                 International Small
                                                Equity Fund             Emerging Markets Fund              Cap Value Fund
---------------------------------------------------------------------------------------------------------------------------------
REAL ESTATE INDUSTRY RISK includes      To the extent the Funds invest in REITs, it is subject to the risks associated with the
among others: possible declines in      real estate industry. Investors should carefully consider these risks before investing
the value of real estate; risks         in the Funds.
related to general and local economic
conditions; possible lack of
availability of mortgage funds;
overbuilding; extended vacancies of
properties; increases in competition,
property taxes and operating
expenses; changes in zoning laws;
costs resulting from the clean-up of,
and liability to third parties
resulting from, environmental
problems; casualty for condemnation
losses; uninsured damages from
floods, earthquakes or other natural
disasters; limitations on and
variations in rents; and changes in
interest rates. REITs are subject to
substantial cash flow dependency,
defaults by borrowers,
self-liquidation, and the risk of
failing to qualify for tax-free
pass-through of income under the
Internal Revenue Code, or other
applicable, of countries REITs are
listed.
---------------------------------------------------------------------------------------------------------------------------------


DISCLOSURE OF PORTFOLIO HOLDINGS INFORMATION
A description of the Fund's policies and procedures with respect to the disclosure of the Fund's portfolio securities is available in the Fund's Statement of Additional Information and on the Fund's website at www.delawarefunds.com.

WHO MANAGES THE FUNDS

INVESTMENT MANAGERS
The Funds are managed by Delaware Management Company, a series of Delaware Management Business Trust, which is an indirect, wholly owned subsidiary of Delaware Management Holdings, Inc. Delaware Management Company makes investment decisions for the Funds, manages the Funds' business affairs and provides daily administrative services. For these services, the manager is paid an annual fee as follows:

------------------------------------------------------------------------------------------------------------------------------
                                 DELAWARE EMERGING MARKETS FUND
                                 DELAWARE INTERNATIONAL SMALL CAP VALUE FUND    DELAWARE INTERNATIONAL VALUE EQUITY FUND
------------------------------------------------------------------------------------------------------------------------------
 As a percentage of average      1.25% on first $500 million                    0.85% on the first $500 million
 daily net assets                1.20% on the next $500 million                 0.80% on the next $500 million
                                 1.15% on the next $1,500 million               0.75% on the next $1,500 million
                                 1.10% on assets in excess of $2,500 million    0.70% on assets in excess of $2,500 million
------------------------------------------------------------------------------------------------------------------------------

Mondrian Investment Partners Ltd. ("Mondrian") is the sub-advisor for the Funds. Mondrian manages the Funds' portfolio under the overall supervision of Delaware Management Company and furnishes Delaware Management Company with investment recommendations, asset allocation advice, research and other investment services. For these services, the manager pays the sub-advisor a sub-advisory fee as follows:

------------------------------------------------------------------------------------------------------------------------------
                                                  DELAWARE EMERGING         DELAWARE INTERNATIONAL    DELAWARE INTERNATIONAL
                                                  MARKETS FUND              SMALL CAP VALUE FUND      VALUE EQUITY FUND
------------------------------------------------------------------------------------------------------------------------------
As a percentage of average daily net assets       0.30%                     0.20%                     0.20%
------------------------------------------------------------------------------------------------------------------------------

Prior to September 24, 2004, Mondrian was paid an aggregate fee by each Fund, at which time it served as the Funds' manager, for the last fiscal year as follows:

------------------------------------------------------------------------------------------------------------------------------
                                                  DELAWARE EMERGING         DELAWARE INTERNATIONAL    DELAWARE INTERNATIONAL
                                                  MARKETS FUND              SMALL CAP VALUE FUND      VALUE EQUITY FUND
------------------------------------------------------------------------------------------------------------------------------
As a percentage of average daily net assets       0.59%*                    0.70%*                    0.85%*
------------------------------------------------------------------------------------------------------------------------------

*Reflects a waiver of fees by the manager.

DELAWARE EMERGING MARKETS FUND
Clive Gillmore and Robert Akester have primary responsibility for making day-to-day investment decisions for Delaware Emerging Markets Fund. In making investment decisions for Delaware Emerging Markets Fund, Mr. Gillmore and Mr. Akester regularly consult with Emma R.E. Lewis and a fourteen member international equity team. Mr. Gillmore and Mr. Akester have managed the Fund since its inception.

CLIVE A. GILLMORE, Deputy Managing Director/Senior Portfolio Manager of Mondrian, is a graduate of the Warwick University, England, and the London Business School Investment Program, Mr. Gillmore joined Mondrian in 1990 after eight years of investment experience. His most recent position prior to joining Mondrian was as a Pacific Basin equity analyst and senior portfolio manager for Hill Samuel Investment Management Ltd. Prior to that, Mr. Gillmore was an analyst and portfolio manager for Legal and General Investment in the United Kingdom.

ROBERT AKESTER, Senior Portfolio Manager of Mondrian, joined Mondrian in 1996, Mr. Akester, who began his investment career in 1969, was most recently a Director of Hill Samuel Investment Management Ltd., which he joined in 1985. His prior experience included working as a Senior Analyst and head of the South-East Asian Research team at James Capel, and as a Fund Manager at Prudential Assurance Co., Ltd. Mr. Akester holds a BS in Statistics and Economics from University College, London and is an associate of the Institute of Actuaries, with a certificate in Finance and Investment.

EMMA R. E. LEWIS, Senior Portfolio Manager of Mondrian, is a graduate of Pembroke College, Oxford University, where she completed her Masters in Philosophy and Theology. She joined Mondrian in 1995, assuming analytical responsibilities in the Pacific Basin Team. She began her investment career at the Dutch bank ABN AMRO and later joined Fuji Investment Management. Ms. Lewis is an Associate of the U.K. Society of Investment Professionals.

DELAWARE INTERNATIONAL SMALL CAP VALUE FUND
Clive A. Gillmore and Ormala Krishnan have primary responsibility for making day-to-day investment decisions for the Fund.

ORMALA KRISHNAN, Portfolio Manager of Mondrian, received a BSc (Mathematics) from the National University of Singapore and an MSc (Actuarial Science) from City University, London. Before joining Mondrian in 2000, she was an investment consultant with William M. Mercer, London. In 1993, she began her investment career with Koeneman Capital Management, Singapore (acquired by DBS Asset Management in 1998), building quantitative investment models before becoming a portfolio manager with country responsibilities for Japan, Thailand and Indonesia equity markets. Currently, she is pursuing a PhD in Investment & Finance with City University Business School, London. Ms. Krishnan has managed The Emerging Markets Portfolio since May 2000.

Please see Delaware Emerging Markets Fund's portfolio manager information for the description of Mr. Gillmore's business experience.

DELAWARE INTERNATIONAL VALUE EQUITY FUND
Clive A. Gillmore, Nigel G. May and Emma R.E. Lewis have primary responsibility for making day-to-day investment decisions for Delaware International Value Equity Fund. In making investment decisions for the Fund, Mr. Gillmore, Mr. May and Ms. Lewis regularly consult with a fourteen member international equity team.

NIGEL G. MAY, Director/Senior Portfolio Manager/Regional Research Director of Mondrian, is a graduate of Sidney Sussex College, Cambridge. Prior to joining Mondrian in 1991, he had been with Hill Samuel Investment Management Group for five years.

Please see Delaware Emerging Markets Fund's portfolio manager information for Mr. Gillmore and Ms. Lewis' business experience.

WHO'S WHO?
This diagram shows the various organizations involved with managing, administering and servicing the Delaware Investments funds.

[GRAPHIC OMITTED: DIAGRAM SHOWING THE VARIOUS ORGANIZATIONS INVOLVED WITH MANAGING, ADMINISTERING, AND SERVICING THE DELAWARE INVESTMENTS FUNDS]

                                   BOARD OF TRUSTEES
                                                                                                CUSTODIAN
INVESTMENT MANAGER                                                                              JPMorgan Chase Bank
Delaware Management Company                                                                     4 Chase Metrotech Center
2005 Market Street                 THE FUNDS                                                    Brooklyn, NY 11245
Philadelphia, PA 19103-7094

SUB-ADVISOR                        DISTRIBUTOR                        SERVICE AGENT
Mondrian Investment Partners Ltd.  Delaware Distributors, L.P.        Delaware Service Company, Inc.
80 Cheapside, Third Floor          2005 Market Street                 2005 Market Street
London, England EC2V 6EE           Philadelphia, PA 19103-7094        Philadelphia, PA 19103-7094

PORTFOLIO MANAGERS                 FINANCIAL INTERMEDIARY WHOLESALER
(see page __ for details)          Lincoln Financial Distributors,  Inc.
                                   2001 Market Street
                                   Philadelphia, PA 19103-7055


                                                  FINANCIAL ADVISORS

                                                  SHAREHOLDERS


BOARD OF TRUSTEES A mutual fund is governed by a Board of Trustees which has oversight responsibility for the management of the fund's business affairs. Trustees establish procedures and oversee and review the performance of the investment manager, the distributor and others that perform services for the fund. Generally, at least 40% of the Board of Trustees must be independent of the fund's investment manager and distributor. However, the Fund relies on certain exemptive rules created by the SEC that require the Board of Trustees overseeing the Fund to be comprised of a majority of such independent Trustees. These independent fund trustees, in particular, are advocates for shareholder interests.

INVESTMENT MANAGER An investment manager is a company responsible for selecting portfolio investments consistent with the objective and policies stated in the mutual fund's Prospectus. The investment manager places portfolio orders with broker/dealers and is responsible for obtaining the best overall execution of those orders. A written contract between a mutual fund and its investment manager specifies the services the manager performs. Most management contracts provide for the manager to receive an annual fee based on a percentage of the fund's average daily net assets. The manager is subject to numerous legal restrictions, especially regarding transactions between itself and the funds it advises.

DISTRIBUTOR Most mutual funds continuously offer new shares to the public through distributors who are regulated as broker-dealers and are subject to NASD Regulation, Inc. (NASDR(SM)) rules governing mutual fund sales practices.

FINANCIAL INTERMEDIARY WHOLESALER Pursuant to a contractual arrangement with Delaware Distributors, L.P., Lincoln Financial Distributors, Inc. (LFD) is primarily responsible for promoting the sale of Fund shares through broker/dealers, financial advisors and other financial intermediaries.

SERVICE AGENT Mutual fund companies employ service agents (sometimes called transfer agents) to maintain records of shareholder accounts, calculate and disburse dividends and capital gains and prepare and mail shareholder statements and tax information, among other functions. Many service agents also provide customer service to shareholders.

FINANCIAL ADVISORS Financial advisors provide advice to their clients, analyzing their financial objectives and recommending appropriate funds or other investments. Financial advisors are compensated for their services, generally through sales commissions, and through 12b-1 and/or service fees deducted from the fund's assets.

SHAREHOLDERS Like shareholders of other companies, mutual fund shareholders have specific voting rights, including the right to elect trustees. Material changes in the terms of a fund's management contract must be approved by a shareholder vote, and funds seeking to change fundamental investment policies must also seek shareholder approval.

SUB-ADVISOR A sub-advisor is a company generally responsible for the management of the fund's assets or some portion thereof. The sub-advisor is selected and supervised by the investment manager.

PORTFOLIO MANAGERS Portfolio managers are employed by the investment manager and/or sub-advisor to make investment decisions for individual portfolios on a day-to-day basis.

CUSTODIAN Mutual funds are legally required to protect their portfolio securities and most funds place them with a qualified bank custodian who segregates fund securities from other bank assets.

ABOUT YOUR ACCOUNT

INVESTING IN THE FUNDS
You can choose from a number of share classes for each Fund. Because each share class has a different combination of sales charges, fees, and other features, you should consult your financial advisor to determine which class best suits your investment goals and time frame.

CHOOSING A SHARE CLASS:

CLASS A
o Class A shares have an up-front sales charge of up to 5.75% that you pay when you buy the shares. The offering price for Class A shares includes the front-end sales charge.

o    If you invest $50,000 or more, your front-end sales charge will be reduced.

o You may qualify for other reduced sales charges, as described in "How to reduce your sales charge," and under certain circumstances the sales charge may be waived; please see the Statement of Additional Information.

o Class A shares are also subject to an annual 12b-1 fee no greater than 0.30% of average daily net assets (contractually limited to _____% for Delaware Emerging Markets Fund and Delaware International Small Cap Value Fund through _______________), which is lower than the 12b-1 fee for Class B Class C and Class R shares.

o Class A shares generally are not subject to a contingent deferred sales charge except in the limited circumstances described in the table below.

o Class A shares generally are not available for purchase by anyone qualified to purchase Class R shares.

CLASS A SALES CHARGES
The following sales charge as a percentage of the amount invested is the maximum percentage of the amount invested rounded to the nearest hundredth. The actual percentage will vary on the amount invested, rounding and the then-current NAV. Similarly, the actual sales charge as a percentage of offering price may be different due to the amount invested, rounding and the then-current offering price may be greater or lesser than the percentage shown.

----------------------------------------------------------------------------------------------------------------------------
                                                      SALES CHARGE AS % OF                     SALES CHARGE AS % OF
            AMOUNT OF PURCHASE                           OFFERING PRICE                           AMOUNT INVESTED
----------------------------------------------------------------------------------------------------------------------------
              Up to $49,999                                  5.75%                                      6.54%
----------------------------------------------------------------------------------------------------------------------------
            $50,000 - $99,999                                4.75%                                      5.40%
----------------------------------------------------------------------------------------------------------------------------
           $100,000 - $249,999                               3.75%                                      4.31%
----------------------------------------------------------------------------------------------------------------------------
           $250,000 - $499,999                               2.50%                                      3.00%
----------------------------------------------------------------------------------------------------------------------------
           $500,000 - $999,999                               2.00%                                      2.44%
----------------------------------------------------------------------------------------------------------------------------

As shown below, there is no front-end sales charge when you purchase $1 million or more of Class A shares. However, if your financial advisor is paid a commission on your purchase, you will have to pay a limited contingent deferred sales charge of 1% if you redeem these shares within the first year after your purchase and 0.50% if you redeem them within the second year, unless a specific waiver of the charge applies.

----------------------------------------------------------------------------------------------------------------------------
                                                      SALES CHARGE AS % OF                     SALES CHARGE AS % OF
            AMOUNT OF PURCHASE                           OFFERING PRICE                           AMOUNT INVESTED
----------------------------------------------------------------------------------------------------------------------------
                  Up to
                $5 million                                    none                                     none
----------------------------------------------------------------------------------------------------------------------------
          Next $20 million up to
               $25 million                                    none                                     none
----------------------------------------------------------------------------------------------------------------------------
               Amount over
               $25 million                                    none                                     none
----------------------------------------------------------------------------------------------------------------------------

CLASS B
o Class B shares have no up-front sales charge, so the full amount of your purchase is invested in a Fund. However, you will pay a contingent deferred sales charge if you redeem your shares within six years after you buy them.

o If you redeem Class B shares during the first year after you buy them, the shares will be subject to a CDSC of 4.00%. The CDSC is 3.25% during the second year, 2.75% during the third year, 2.25% during the fourth and fifth years, 1.50% during the sixth year and 0% thereafter.

o Under certain circumstances the contingent deferred sales charge may be waived; please see the Statement of Additional Information.

o For approximately eight years after you buy your Class B shares, they are subject to annual 12b-1 fees no greater than 1% of average daily net assets, of which 0.25% are service fees paid to the distributor, dealers or others for providing services and maintaining shareholder accounts.

o Because of the higher 12b-1 fees, Class B shares have higher expenses and any dividends paid on these shares are lower than dividends on Class A and Class R shares.

o Approximately eight years after you buy them, Class B shares automatically convert into Class A shares with a 12b-1 fee of no more than 0.30% (contractually limited to _____% for Delaware Emerging Markets Fund and Delaware International Small Cap Value Fund through _______________). Conversion may occur as late as three months after the eighth anniversary of purchase, during which time Class B's higher 12b-1 fees apply.

o You may purchase only up to $100,000 of Class B shares at any one time. The limitation on maximum purchases varies for retirement plans.

CLASS C
o Class C shares have no up-front sales charge, so the full amount of your purchase is invested in a Fund. However, you will pay a contingent deferred sales charge of 1% if you redeem your shares within 12 months after you buy them.

o Under certain circumstances the contingent deferred sales charge may be waived; please see the Statement of Additional Information.

o Class C shares are subject to an annual 12b-1 fee no greater than 1% of average daily net assets, of which 0.25% are service fees paid to the distributor, dealers or others for providing services and maintaining shareholder accounts.

o Because of the higher 12b-1 fees, Class C shares have higher expenses and any dividends paid on these shares are lower than dividends on Class A and Class R shares.

o Unlike Class B shares, Class C shares do not automatically convert into another class.

o You may purchase any amount less than $1,000,000 of Class C shares at any one time. The limitation on maximum purchases varies for retirement plans.

CLASS R
o Class R shares have no up-front sales charge, so the full amount of your purchase is invested in a Fund. Class R shares are not subject to a contingent deferred sales charge.

o Class R shares are subject to an annual 12b-1 fee no greater than 0.60% of average daily net assets, which is lower than the 12b-1 fee for Class B and Class C shares.

o Because of the higher 12b-1 fee, Class R shares have higher expenses and any dividends paid on these shares are lower than dividends on Class A shares.

o Unlike Class B shares, Class R shares do not automatically convert into another class.

o Class R shares generally are available only to (i) qualified and non-qualified plan shareholders covering multiple employees (including 401(k), 401(a), 457, and non-custodial 403(b) plans, as well as other non-qualified deferred compensation plans) with assets (at the time shares are considered for purchase) of $10 million or less; and (ii) to IRA rollovers from plans maintained on Delaware's retirement recordkeeping system that are offering R Class shares to participants.

Except as noted above, no other IRA accounts are eligible for Class R shares (e.g., no SIMPLE IRA's, SEP-IRA's, SAR-SEP IRA's, Roth IRA's, etc.). For purposes of determining plan asset levels, affiliated plans may be combined at the request of the plan sponsor.

Each share class may be eligible for purchase through programs sponsored by financial intermediaries where such program requires the purchase of a specific class of shares.

Any account holding Class A shares as of June 2, 2003 (the date Class R shares were made available) continues to be eligible to purchase Class A shares after that date. Any account holding Class R shares is not eligible to purchase Class A shares.

DEALER COMPENSATION
Your financial advisor that sells you shares of the Funds may be eligible to receive the following amounts as compensation for your investment in the Funds. These amounts are paid by the distributor to the securities dealer with whom your financial advisor is associated.

----------------------------------------------------------------------------------------------------------
                                        CLASS A(1)       CLASS B(2)        CLASS C(3)      CLASS R(4)
----------------------------------------------------------------------------------------------------------
COMMISSION (%)                               -              4.00%             1.00%              -
----------------------------------------------------------------------------------------------------------
Investment up to $49,999                   5.00%              -                 -                -
----------------------------------------------------------------------------------------------------------
$50,000 - $99,999                          4.00%              -                 -                -
----------------------------------------------------------------------------------------------------------
$100,000 - $249,999                        3.00%              -                 -                -
----------------------------------------------------------------------------------------------------------
$250,000 - $499,999                        2.00%              -                 -                -
----------------------------------------------------------------------------------------------------------
$500,000 - $999,999                        1.60%              -                 -                -
----------------------------------------------------------------------------------------------------------
$1,000,000 - $4,999,999                    1.00%              -                 -                -
----------------------------------------------------------------------------------------------------------
$5,000,000 - $24,999,999                   0.50%              -                 -                -
----------------------------------------------------------------------------------------------------------
$25,000,000 +                              0.25%              -                 -                -
----------------------------------------------------------------------------------------------------------
12B-1 FEE TO DEALER                        0.30%            0.25%             1.00%            0.60%
----------------------------------------------------------------------------------------------------------

(1) On sales of Class A shares, the Distributor re-allows to your securities dealer a portion of the front-end sales charge depending upon the amount you invested. Your securities dealer is eligible to receive up to 0.30% 12b-1 fee applicable to Class A shares. The maximum 12b-1 fee applicable to Class A shares is 0.30%, however the Distributor has contracted to limit this amount to ___% for the Delaware Emerging Markets Fund and Delaware International Small Cap Value Fund through ____________.
(2) On sales of Class B shares, the Distributor pays your securities dealer an up-front commission of 4.00%. Your securities dealer also may be eligible to receive a 12b-1 of up to 0.30% from the date of purchase. After approximately eight years, Class B shares automatically convert into Class A shares and dealers may then be eligible to receive the 0.30% 12b-1 fee applicable to Class A.
(3) On sales of Class C shares, the Distributor pays your securities dealer an up-front commission of 1.00%. The up-front commission includes an advance of the first year's 12b-1 service fee of up to 0.25%. During the first 12 months, the Distributor retains the full 1.00% 12b-1 fee to partially offset the up-front commission and the prepaid 0.25% service fee advanced at the time of purchase. Starting in the 13th month, your securities dealer may be eligible to receive the full 1.00% 12b-1 fee applicable to Class C.
(4) On sales of Class R shares, the Distributor does not pay your securities dealer an up-front commission. Your securities dealer may be eligible to receive a 12b-1 of up to 0.60% from the date of purchase.

HOW TO REDUCE YOUR SALES CHARGE
We offer a number of ways to reduce or eliminate the sales charge on shares. You may also need to provide information to your financial advisor or the Fund in order to qualify for a reduction in sales charges, such as your other Delaware Investments fund holdings and the names and their holdings of qualifying family members. Please refer to the Statement of Additional Information for detailed information and eligibility requirements. You can also get additional information from your financial advisor. You or your financial advisor must notify us at the time you purchase shares if you are eligible for any of these programs. Class R shares have no up-front sales charge.

------------------------------------------------------------------------------------------------------------------------------
           PROGRAM              HOW IT WORKS                                           SHARE CLASS
                                                                         A                     B                     C
------------------------------------------------------------------------------------------------------------------------------
Letter of Intent                Through a Letter of Intent you          X           Although the Letter of Intent and Rights of
                                agree to invest a certain                           Accumulation do not apply to the purchase
                                amount in Delaware Investments                      of Class B and Class C shares, you can
                                Funds (except money market                          combine your purchase of Class A shares
                                funds with no sales charge)                         with your purchase of Class B and Class C
                                over a 13-month period to                           shares to fulfill your Letter of Intent or
                                qualify for reduced front-end                       qualify for Rights of Accumulation.
                                sales charges.
------------------------------------------------------------------------------------
Rights of Accumulation          You can combine your holdings           X
                                or purchases of all funds in
                                the Delaware Investments
                                family (except funds with no
                                sales charge) as well as the
                                holdings and purchases of your
                                spouse and children under 21
                                to qualify for reduced
                                front-end sales charges.
------------------------------------------------------------------------------------------------------------------------------
Reinvestment of Redeemed        Up to 12 months after you          For Class A,     For Class B, your account     Not
Shares                          redeem shares, you can             you will not     will be credited with the     available.
                                reinvest the proceeds without      have to pay      contingent deferred sales
                                paying a sales charge as noted     an additional    charge you previously
                                to the right.                      front-end        paid on the amount you
                                                                   sales charge.    are reinvesting. Your
                                                                                    schedule for contingent
                                                                                    deferred sales charges
                                                                                    and conversion to
                                                                                    Class A will not
                                                                                    start over again; it
                                                                                    will pick up from the
                                                                                    point at which you
                                                                                    redeemed your shares.
------------------------------------------------------------------------------------------------------------------------------
SIMPLE IRA, SEP/IRA,            These investment plans may              X           There is no reduction in sales charges for
SAR/SEP, Prototype Profit       qualify for reduced sales                           Class B or Class C shares for group
Sharing, Pension, 401(k),       charges by combining the                            purchases by retirement plans.
SIMPLE 401(k), 403(b)(7),       purchases of all members of
and 457 Retirement Plans        the group. Members of these
                                groups may also qualify to
                                purchase shares without a
                                front-end sales charge and
                                may also qualify for a waiver
                                of any contingent deferred
                                sales charges.
------------------------------------------------------------------------------------------------------------------------------


HOW TO BUY SHARES

[GRAPHIC OMITTED: ILLUSTRATION OF A PERSON]

THROUGH YOUR FINANCIAL ADVISOR
Your financial advisor can handle all the details of purchasing shares, including opening an account. Your advisor may charge a separate fee for this service.

[GRAPHIC OMITTED: ILLUSTRATION OF AN ENVELOPE]

BY MAIL
Complete an investment slip and mail it with your check, made payable to the fund and class of shares you wish to purchase, to Delaware Investments, 2005 Market Street, Philadelphia, PA 19103-7094. If you are making an initial purchase by mail, you must include a completed investment application (or an appropriate retirement plan application if you are opening a retirement account) with your check.

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BY WIRE
Ask your bank to wire the amount you want to invest to Bank of New York, ABA #021000018, Bank Account number 8900403748. Include your account number and the name of the fund in which you want to invest. If you are making an initial purchase by wire, you must call us so we can assign you an account number.

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BY EXCHANGE
You can exchange all or part of your investment in one or more funds in the Delaware Investments family for shares of other funds in the family. Please keep in mind, however, that under most circumstances you are allowed to exchange only between like classes of shares. To open an account by exchange, call the Shareholder Service Center at 800 523-1918.

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THROUGH AUTOMATED SHAREHOLDER SERVICES
You can purchase or exchange shares through Delaphone, our automated telephone service, or through our web site, www.delawareinvestments.com. For more information about how to sign up for these services, call our Shareholder Service Center at 800 523-1918.

Once you have completed an application, you can open an account with an initial investment of $1,000 and make additional investments at any time for as little as $100. If you are buying shares in an Individual Retirement Account (IRA) or Roth IRA, under the Uniform Gifts to Minors Act or the Uniform Transfers to Minors Act, or through an Automatic Investing Plan, the minimum purchase is $250, and you can make additional investments of only $25. The minimum for a Coverdell Education Savings Account (formerly an "Education IRA") is $500. The minimums vary for retirement plans other than IRAs, Roth IRAs or Coverdell Education Savings Accounts.

The price you pay for shares will depend on when we receive your purchase order. In particular, we reserve the right to reject any specific purchase order for any person whose transactions seem to follow a "market timing" pattern. If we or an authorized agent receives your order before the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. Eastern Time), you will pay that day's closing share price which is based on a Fund's net asset value. If your order is received after the close of regular trading, you will pay the next business day's price. A business day is any day that the New York Stock Exchange is open for business. We reserve the right to reject any purchase order.

We determine each Fund's net asset value (NAV) per share at the close of regular trading on the New York Stock Exchange each business day that the Exchange is open. We normally calculate this value by adding the market value of all the securities and assets in a Fund's portfolio, deducting all liabilities, and dividing the resulting number by the number of shares outstanding. The result is the net asset value per share. Foreign securities, currencies and other assets denominated in foreign currencies are translated into U.S. dollars at the exchange rate of these currencies against the U.S. dollar, as provided by an independent pricing service. We generally price securities and other assets for which market quotations are readily available at their market value. We price fixed-income securities on the basis of valuations provided to us by an independent pricing service that uses methods approved by the Board of Trustees. Any fixed-income securities that have a maturity of less than 60 days, we price at amortized cost. For all other securities, we use methods approved by the Board of Trustees that are designed to price securities at their fair market value.

FAIR VALUATION
Each Fund uses fair value pricing, it may take into account any factors it deems appropriate. A Fund may determine fair value based upon developments related to a specific security, current valuations of foreign stock indices (as reflected in U.S. futures markets) and/or U.S. sector or broader stock market indices. The prices of securities used by a Fund to calculate its NAV may differ from quoted or published prices for the same securities. Fair value pricing may involve subjective judgments and it is possible that the fair value determined for a security is materially different than the value that could be realized upon the sale of that security.

Each Fund anticipates using fair value pricing for securities primarily traded on U.S. exchanges only under very limited circumstances, such as the early closing of the exchange on which a security is traded or suspension of trading in the security. Funds may use fair value pricing more frequently for securities primarily traded in non-U.S. markets because, among other things, most foreign markets close well before a Fund values its securities at 4:00 p.m., Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. To account for this, each Fund may frequently value many foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.

Subject to the Board's oversight, each Fund's Board has delegated responsibility for valuing a Fund's assets to a Pricing Committee of the Manager, which operates under the policies and procedures approved by the Board, to value a Fund's assets on behalf of each Fund. The Pricing Committee values Fund assets as described above.

RETIREMENT PLANS
In addition to being an appropriate investment for your IRA, Roth IRA and Coverdell Education Savings Account, shares in the Funds may be suitable for group retirement plans. You may establish your IRA account even if you are already a participant in an employer-sponsored retirement plan. For more information on how shares in these Funds can play an important role in your retirement planning or for details about group plans, please consult your financial advisor, or call 800 523-1918.

HOW TO REDEEM SHARES

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THROUGH YOUR FINANCIAL ADVISOR
Your financial advisor can handle all the details of redeeming your shares. Your advisor may charge a separate fee for this service.

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BY MAIL
You can redeem your shares (sell them back to the fund) by mail by writing to:
Delaware Investments, 2005 Market Street, Philadelphia, PA 19103-7094. All owners of the account must sign the request, and for redemptions of more than $100,000, you must include a signature guarantee for each owner. Signature guarantees are also required when redemption proceeds are going to an address other than the address of record on an account.

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BY TELEPHONE
You can redeem up to $100,000 of your shares by telephone. You may have the proceeds sent to you by check, or, if you redeem at least $1,000 of shares, you may have the proceeds sent directly to your bank by wire. Bank information must be on file before you request a wire redemption.

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BY WIRE
You can redeem $1,000 or more of your shares and have the proceeds deposited directly to your bank account, normally the next business day after we receive your request. If you request a wire deposit, a bank wire fee may be deducted from your proceeds. Bank information must be on file before you request a wire redemption.

THROUGH AUTOMATED SHAREHOLDER SERVICES
You can redeem shares through Delaphone, our automated telephone service, or through our web site, www.delawareinvestments.com. For more information about how to sign up for these services, call our Shareholder Service Center at 800 523-1918.

If you hold your shares in certificates, you must submit the certificates with your request to sell the shares. We recommend that you send your certificates by certified mail.

When you send us a properly completed request to redeem or exchange shares, and we or an authorized agent receives the request before the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. Eastern Time), you will receive the net asset value next determined after we receive your request. If we receive your request after the close of regular trading on the New York Stock Exchange, you will receive the net asset value next determined on the next business day. We will deduct any applicable contingent deferred sales charges. You may also have to pay taxes on the proceeds from your sale of shares. We will send you a check, normally the next business day, but no later than seven days after we receive your request to sell your shares. If you purchased your shares by check, we will wait until your check has cleared, which can take up to 15 days, before we send your redemption proceeds.

If you are required to pay a contingent deferred sales charge when you redeem your shares, the amount subject to the fee will be based on the shares' net asset value when you purchased them or their net asset value when you redeem them, whichever is less. This arrangement assures that you will not pay a contingent deferred sales charge on any increase in the value of your shares. You also will not pay the charge on any shares acquired by reinvesting dividends or capital gains. If you exchange shares of one fund for shares of another, you do not pay a contingent deferred sales charge at the time of the exchange. If you later redeem those shares, the purchase price for purposes of the contingent deferred sales charge formula will be the price you paid for the original shares--not the exchange price. The redemption price for purposes of this formula will be the NAV of the shares you are actually redeeming.

ACCOUNT MINIMUMS
If you redeem shares and your account balance falls below the required account minimum of $1,000 ($250 for IRAs, Uniform Gifts to Minors Act or Uniform Transfers to Minors Act accounts or accounts with automatic investing plans, $500 for Coverdell Education Savings Accounts) for three or more consecutive months, you will have until the end of the current calendar quarter to raise the balance to the minimum. If your account is not at the minimum by the required time, you will be charged a $9 fee for that quarter and each quarter after that until your account reaches the minimum balance. If your account does not reach the minimum balance, your Fund may redeem your account after 60 days' written notice to you.

SPECIAL SERVICES
To help make investing with us as easy as possible, and to help you build your investments, we offer the following special services.

AUTOMATIC INVESTING PLAN
The Automatic Investing Plan allows you to make regular monthly or quarterly investments directly from your checking account.

DIRECT DEPOSIT
With Direct Deposit you can make additional investments through payroll deductions, recurring government or private payments such as Social Security or direct transfers from your bank account.

ONLINE ACCOUNT ACCESS
Account access is a password protected area of the Delaware Investments Web site that gives you access to your account information and allows you to perform transactions in a secure environment.

ELECTRONIC DELIVERY
With Delaware eDelivery you can receive your fund documents electronically instead of via the U.S. mail. When you sign up for eDelivery, you can access your account statements, shareholder reports, and other fund materials online, in a secure environment at any time, form anywhere.

WEALTH BUILDER OPTION
With the Wealth Builder Option you can arrange automatic monthly exchanges between your shares in one or more Delaware Investments funds. Wealth Builder exchanges are subject to the same rules as regular exchanges (see below) and require a minimum monthly exchange of $100 per fund.

DIVIDEND REINVESTMENT PLAN
Through our Dividend Reinvestment Plan, you can have your distributions reinvested in your account or in an account in another fund in the Delaware Investments family. The shares that you purchase through the Dividend Reinvestment Plan are not subject to a front-end sales charge or to a contingent deferred sales charge. Under most circumstances, you may reinvest dividends only into like classes of shares.

EXCHANGES
You can exchange all or part of your shares, normally for shares of the same class in another Delaware Investments fund without paying a front-end sales charge or a contingent deferred sales charge at the time of the exchange. We may refuse the purchase side of any exchange request, if, in the investment manager's judgment, the Fund would be unable to invest effectively in accordance with its investment objectives and policies or would otherwise potentially be adversely affected. In particular, a pattern of exchanges that coincide with a "market timing" strategy may be refused. However, if you exchange shares from a money market fund or from Class R shares of any fund you will pay any applicable sales charges on your new shares. When exchanging Class B and Class C shares of one fund for similar shares in other funds, your new shares will be subject to the same contingent deferred sales charge as the shares you originally purchased. The holding period for the contingent deferred sales charge will also remain the same, with the amount of time you held your original shares being credited toward the holding period of your new shares. You don't pay sales charges on shares that you acquired through the reinvestment of dividends. You may have to pay taxes on your exchange. When you exchange shares, you are purchasing shares in another fund so you should be sure to get a copy of the fund's prospectus and read it carefully before buying shares through an exchange.

MONEYLINE(SM) ON DEMAND SERVICE
Through our MoneyLine(SM) On Demand Service, you or your financial advisor may transfer money between your Fund account and your predesignated bank account by telephone request. This service is not available for retirement plans, except for purchases into IRAs. MoneyLine has a minimum transfer of $25 and a maximum transfer of $50,000. Delaware Investments does not charge a fee for this service; however, your bank may assess one.

MONEYLINE DIRECT DEPOSIT SERVICE
Through our MoneyLine Direct Deposit Service you can have $25 or more in dividends and distributions deposited directly to your bank account. Delaware Investments does not charge a fee for this service; however, your bank may assess one. This service is not available for retirement plans.

SYSTEMATIC WITHDRAWAL PLAN
Through our Systematic Withdrawal Plan you can arrange a regular monthly or quarterly payment from your account made to you or someone you designate. If the value of your account is $5,000 or more, you can make withdrawals of at least $25 monthly, or $75 quarterly. You may also have your withdrawals deposited directly to your bank account through our MoneyLine Direct Deposit Service. The applicable Limited CDSC for Class A Shares and CDSC for Class B and C Shares redeemed via a Systematic Withdrawal Plan will be waived if the annual amount withdrawn in each year is less than 12% of the account balance on the date that the Plan is established. If the annual amount withdrawn in any year exceeds 12% of the account balance on the date that the Systematic Withdrawal Plan is established, all redemptions under the Plan will be subjected to the applicable contingent deferred sales charge, including an assessment for previously redeemed amounts under the Plan.

FREQUENT TRADING OF FUND SHARES (MARKET TIMING)
Each Fund discourages purchases by market timers and purchase orders (including the purchase side of exchange orders) by shareholders identified as market timers may be rejected. The Fund's Board of Trustees has adopted policies and procedures designed to detect, deter and prevent trading activity detrimental to each Fund and its shareholders, such as market timing. Each Fund will consider anyone who follows a pattern of market timing in any fund in the Delaware Investments Family of Funds or the Optimum Funds Trust to be a market timer and may consider anyone who has followed a similar pattern of market timing at an unaffiliated fund family to be a market timer.

Market timing of a fund occurs when investors make consecutive rapid short-term "roundtrips", or in other words, purchases into a fund followed quickly by redemptions out of that fund. A short-term roundtrip is any redemption of fund shares within 20 business days of a purchase of that fund's shares. If you make a second such short-term roundtrip in a fund within the same calendar quarter of a previous short-term roundtrip in that fund, you may be considered a market timer. The purchase and sale of fund shares through the use of the exchange privilege are also included in determining whether market timing has occurred. Each Fund also reserves the right to consider other trading patterns as market timing.

Your ability to use a Fund's exchange privilege may be limited if you are identified as a market timer. If you are identified as a market timer, we will execute the redemption side of your exchange order but may refuse the purchase side of your exchange order. Each Fund reserves the right to restrict, reject or cancel, without prior notice, any purchase or exchange order for any reason, including any purchase or exchange order accepted by any shareholder's financial intermediary or in any omnibus-type account. Transactions placed in violation of a Fund's market timing policy are not necessarily deemed accepted by the Fund and may be cancelled or revoked by the Fund on the next business day following receipt by the Fund.

However, sales of Fund shares back to a Fund or redemptions will continue to be permitted in accordance with the terms of the Fund's current Prospectus. This may result in an undesirable situation where a shareholder with an account closed to new purchases could be faced with a costly redemption of Fund shares if, for example, these shares have declined in value, the shareholder recently paid a front-end sales charge or the shares are subject to a CDSC, or the sale results in adverse tax consequences to the shareholder. To avoid this risk, a shareholder should carefully monitor the purchases, sales, and exchanges of Fund shares and avoid frequent trading in Fund shares.

Each Fund reserves the right to modify this policy, including any monitoring procedures and the procedures to close accounts to new purchases established from time to time to effectuate this policy, at any time without notice. Though the implementation of this policy involves judgments that are inherently subjective and involves some selectivity in their application, we seek to make judgments and applications that are consistent with the interests of the Fund's shareholders. While we will seek to take actions that will detect market timing, we cannot represent that such trading activity can be completely eliminated.

RISKS OF MARKET TIMING
By realizing profits through short-term trading, shareholders that engage in rapid purchases and sales or exchanges of the Fund's shares dilute the value of shares held by long-term shareholders. Volatility resulting from excessive purchases and sales or exchanges of Fund shares, especially involving large dollar amounts, may disrupt efficient portfolio management. In particular, a Fund may have difficulty implementing its long-term investment strategies if it is forced to maintain a higher level of its assets in cash to accommodate significant short-term trading activity. Excessive purchases and sales or exchanges of a Fund's shares may force the Fund to sell portfolio securities at inopportune times to raise cash to accommodate short-term trading activity. In addition, a Fund may incur increased expenses if one or more shareholders engage in excessive or short-term trading. For example, a Fund may be forced to liquidate investments as a result of short-term trading and incur increased brokerage costs and realization of taxable capital gains without attaining any investment advantage. All of these factors may adversely affect Fund performance.

A Fund that invests significantly in foreign securities may be particularly susceptible to short-term trading strategies. This is because foreign securities are typically traded on markets that close well before the time a Fund calculates its NAV at 4:00 p.m. Eastern Time, which gives rise to the possibility that developments may have occurred in the interim that would affect the value of these securities. The time zone differences among international stock markets can allow a shareholder engaging in a short-term trading strategy to exploit differences in Fund share prices that are based on closing prices of foreign securities established some time before the Fund calculates its own share price. Any Fund that invests in securities that are, among other things, thinly traded, traded infrequently, or relatively illiquid has the risk that the current market price for the securities may not accurately reflect current market values. A shareholder may seek to engage in short-term trading to take advantage of these pricing differences. Funds that may be adversely affected by such arbitrage include, in particular, funds that significantly invest in small cap securities, technology and other specific industry sector securities, and in certain fixed-income securities, such as high yield bonds, asset-backed securities, or municipal bonds.

TRANSACTION MONITORING PROCEDURES
Each Fund, through its transfer agent, maintains surveillance procedures designed to detect excessive or short-term trading in Fund shares. This monitoring process involves several factors, which includes scrutinizing transactions in Fund shares for transactions in violation of the Fund's market timing policy or other patterns of short-term or excessive trading. For purposes of these transaction monitoring procedures, the Funds may consider trading activity in multiple accounts under common ownership, control, or influence. Trading activity identified by either, or a combination, of these factors, or as a result of any other information available at the time, will be evaluated to determine whether such activity might constitute excessive or short-term trading. These procedures may be modified from time to time, as necessary or appropriate to improve the detection of excessive or short-term trading or to address specific circumstances, such as for certain retirement plans, to conform to plan exchange limits or U.S. Department of Labor regulations, or for certain automated or pre-established exchange, asset allocation or dollar cost averaging programs, or omnibus account arrangements.

Omnibus account arrangements are common forms of holding shares of the Funds, particularly among certain brokers, dealers, and other financial intermediaries, including sponsors of retirement plans and variable insurance products. The Funds seek to apply their monitoring procedures to these omnibus account arrangements and to the individual participant level in such accounts. In efforts to discourage market timers in such accounts the Funds may consider enforcement against market timers at the participant level and at the omnibus level, up to and including termination of the omnibus account.

LIMITATIONS ON ABILITY TO DETECT AND CURTAIL MARKET TIMING
Shareholders seeking to engage in market timing may employ a variety of strategies to avoid detection and, despite the efforts of a Fund and its agents to detect market timing in Fund shares, there is no guarantee that a Fund will be able to identify these shareholders or curtail their trading practices. In particular, a Fund may not be able to detect market timing in Fund shares attributable to a particular investor who effects purchase and/or exchange activity in Fund shares through omnibus accounts. Also, multiple tiers of these entities may exist, each utilizing an omnibus account arrangement, which may further compound the difficulty of detecting excessive or short duration trading activity in Fund shares.

DIVIDENDS, DISTRIBUTIONS AND TAXES
Dividends and capital gains, if any, are paid annually for each of the Funds. We automatically reinvest all dividends and any capital gains, unless you direct us otherwise.

In addition, in order to satisfy certain distribution requirements of the Tax Reform Act of 1986, the Funds may declare special year-end dividend and capital gains distributions during November and December to shareholders of record on a date in such month. Such distributions, if received by shareholders by January, are deemed to have been paid by the Funds and received by shareholders on the earlier of the date paid or December 31 of the prior year.

The tax status of your dividends from the Funds is the same whether you reinvest your dividends or receive them in cash.

Distributions from the Funds' long-term capital gains are taxable as capital gains, while distributions from short-term capital gains and net investment income are generally taxable as ordinary income. The tax rate on capital gains is less than the tax rate on ordinary income.

You also may be subject to state and local taxes on distributions. Tax laws are subject to change, so we urge you to consult your tax advisor about your particular tax situation and how it might be affected by current tax law.

We will send you a statement each year by January 31 detailing the amount and nature of all dividends and capital gains that you were paid for the prior year.

OTHER INVESTMENT POLICIES AND RISK CONSIDERATIONS

HIGH-YIELD, HIGH RISK SECURITIES
Delaware Emerging Markets Fund and Delaware International Small Cap Value Fund may invest in high-yield, high risk foreign fixed-income securities. In the past, in the opinion of the manager, the high-yields from these bonds have more than compensated for their higher default rates. There can be no assurance, however, that yields will continue to offset default rates on these bonds in the future. The manager intends to maintain adequately diversified portfolios of stocks and bonds. While diversification can help to reduce the effect of an individual default on a Fund, there can be no assurance that any diversification in holdings will protect the Fund from widespread bond defaults brought about by a sustained economic downturn.

Medium- and low-grade bonds held by a Fund may be issued as a consequence of corporate restructurings, such as leveraged buy-outs, mergers, acquisitions, debt recapitalizations or similar events. Also these bonds are often issued by smaller, less creditworthy companies or foreign governments or by highly leveraged (indebted) firms, which are generally less able than more financially stable firms to make scheduled payments of interest and principal. The risks posed by bonds issued under such circumstances are substantial.

The economy and interest rates may affect these high-yield, high risk securities differently from other securities. Prices have been found to be less sensitive to interest rate changes than higher rated investments, but more sensitive to adverse economic changes or individual corporate developments. Also, during an economic downturn or a substantial period of rising interest rates, highly leveraged issuers may experience financial stress which would adversely affect their ability to service principal and interest payment obligations, to meet projected business goals and to obtain additional financing. Changes by recognized rating agencies in their rating of any security and in the ability of an issuer to make payments of interest and principal will also ordinarily have a more dramatic effect on the values of these investments than on the values of higher-rated securities. Consequently, these changes will affect a Fund's net asset value per share.

FOREIGN CURRENCY TRANSACTIONS
Although each Fund values its assets daily in terms of U.S. dollars, it does not intend to convert its holdings of foreign currencies into U.S. dollars on a daily basis. Each Fund will, however, from time to time, purchase or sell foreign currencies and/or engage in forward foreign currency transactions in order to expedite settlement of portfolio transactions and to minimize currency value fluctuations. Each Fund may conduct its foreign currency exchange transactions on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market or through entering into contracts to purchase or sell foreign currencies at a future date (i.e., a "forward foreign currency" contract or "forward" contract). A forward contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract, agreed upon by the parties, at a price set at the time of the contract. Each Fund will convert currency on a spot basis from time to time, and investors should be aware of the costs of currency conversion.

Each Fund may enter into forward contracts to "lock in" the price of a security it has agreed to purchase or sell, in terms of U.S. dollars or other currencies in which the transaction will be consummated. By entering into a forward contract for the purchase or sale, for a fixed amount of U.S. dollars or foreign currency, of the amount of foreign currency involved in the underlying security transaction, a Fund will be able to protect itself against a possible loss resulting from an adverse change in currency exchange rates during the period between the date the security is purchased or sold and the date on which payment is made or received.

When the manager believes that the currency of a particular country may suffer a significant decline against the U.S. dollar or against another currency, a Fund may enter into a forward foreign currency contract to sell, for a fixed amount of U.S. dollars or other appropriate currency, the amount of foreign currency approximating the value of some or all of the Fund's securities denominated in such foreign currency.

A Fund will not enter into forward contracts or maintain a net exposure to such contracts where the consummation of the contracts would obligate the Fund to deliver an amount of foreign currency in excess of the value of the Fund's securities or other assets denominated in that currency.

At the maturity of a forward contract, a Fund may either sell the portfolio security and make delivery of the foreign currency, or it may retain the security and terminate its contractual obligation to deliver the foreign currency by purchasing an "offsetting" contract with the same currency trader obligating it to purchase, on the same maturity date, the same amount of the foreign currency. A Fund may realize gains or losses from currency transactions.

CERTAIN MANAGEMENT CONSIDERATIONS

INVESTMENTS BY FUND OF FUNDS AND INVESTMENT VEHICLES THAT OPERATE SIMILARLY TO FUNDS OF FUNDS
The Fund accepts investments from funds of funds, including those within Delaware Investments family, and investment vehicles that operate similarly to funds of funds, such as 529 plans. A "529 Plan" is a college savings program that operates under section 529 of the Internal Revenue Code. From time to time, the Fund may experience large investments or redemptions due to allocations or rebalancings by these funds of funds and/or similar investment vehicles. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on portfolio management. For example, the Fund may be required to sell securities or invest cash at times when it would not otherwise do so. These transactions could also have tax consequences if sales of securities result in gains, and could also increase transaction costs or portfolio turnover. The manager will monitor transactions by the funds of funds and/or similar investment vehicles and will attempt to minimize any adverse effects on the Fund and funds of funds and/or similar investment vehicle as a result of these transactions.

FINANCIAL HIGHLIGHTS

THE FINANCIAL HIGHLIGHTS TABLES are intended to help you understand a Fund's financial performance. Currently, financial highlights are not provided for Class R shares of the Delaware Emerging Markets Fund and Delaware International Small Cap Value Fund since the class has not yet commenced operations. All "per share" information reflects financial results for a single Fund share. This information has been audited by Ernst & Young LLP, whose report, along with each Fund's financial statements, is included in the Fund's annual report, which is available upon request by calling 800 523-1918.


-----------------------------------------------------------------------------------------------------------------------------
DELAWARE INTERNATIONAL VALUE EQUITY FUND                                              CLASS A SHARES
                                                                                     YEAR ENDED 11/30
-----------------------------------------------------------------------------------------------------------------------------
                                                                     2004         2003         2002         2001         2000
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
-----------------------------------------------------------------------------------------------------------------------------
Net investment income(2)
-----------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss)
 on investments and foreign currencies
-----------------------------------------------------------------------------------------------------------------------------
Total from investment operations
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
LESS DIVIDENDS AND DISTRIBUTIONS FROM:
-----------------------------------------------------------------------------------------------------------------------------
Net investment income
-----------------------------------------------------------------------------------------------------------------------------
Net realized gain on investments
-----------------------------------------------------------------------------------------------------------------------------
Total dividends and distributions
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
-----------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA:
-----------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (000 omitted)
-----------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets
-----------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income to average net assets
-----------------------------------------------------------------------------------------------------------------------------
Portfolio turnover
-----------------------------------------------------------------------------------------------------------------------------

(1) Date of commencement of operations; ratios have been annualized and total return has not been annualized.
(2) The average shares outstanding method has been applied for per share information.
(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect an impact of a sales charge. Total investment return reflects waivers and payment of fees by the manager and the distributor, as applicable. Performance would have been lower had the expense limitation not been in effect.



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                                                              CLASS B SHARES                          CLASS C SHARES
DELAWARE INTERNATIONAL VALUE EQUITY FUND                     YEAR ENDED 11/30                        YEAR ENDED 11/30
-----------------------------------------------------------------------------------------------------------------------------------
                                                  2004     2003    2002    2001     2000    2004    2003    2002    2001    2000
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
NET ASST VALUE, END OF PERIOD
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
-----------------------------------------------------------------------------------------------------------------------------------
Net investment income(2)
-----------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss)
 on investments and foreign currencies
-----------------------------------------------------------------------------------------------------------------------------------
Total from investment operations
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
LESS DIVIDENDS AND DISTRIBUTIONS FROM:
-----------------------------------------------------------------------------------------------------------------------------------
Net investment income
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain on investments
-----------------------------------------------------------------------------------------------------------------------------------
Total dividends and distributions
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA:
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (000 omitted)
-----------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets
-----------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income to
 average net assets
-----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover
-----------------------------------------------------------------------------------------------------------------------------------

(1) Date of commencement of operations. Ratios have been annualized and total return has not been annualized.
(2) The average shares outstanding method has been applied for per share information.
(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.


-------------------------------------------------------------------------------------------------------------------------
                                                                                                       CLASS R SHARES
DELAWARE INTERNATIONAL VALUE EQUITY FUND                                                              YEAR ENDED 11/30
-------------------------------------------------------------------------------------------------------------------------
                                                                                                                  Period
                                                                                                                 6/2/03(1)
                                                                                                                  through
                                                                                                        2004     11/30/03
-------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD
-------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
-------------------------------------------------------------------------------------------------------------------------
Net investment income(2)
-------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments and foreign currencies
-------------------------------------------------------------------------------------------------------------------------
Total from investment operations
-------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------
LESS DIVIDENDS AND DISTRIBUTIONS FROM:
-------------------------------------------------------------------------------------------------------------------------
Net investment income
-------------------------------------------------------------------------------------------------------------------------
Net realized gain on investments
-------------------------------------------------------------------------------------------------------------------------
Total dividends and distributions
-------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD
-------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
-------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA:
-------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (000 omitted)
-------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets
-------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income to average net assets
-------------------------------------------------------------------------------------------------------------------------
Portfolio turnover
-------------------------------------------------------------------------------------------------------------------------

(1) Date of commencement of operations. Ratios have been annualized and total return has not been annualized.
(2) The average shares outstanding method has been applied for per share information.
(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.


-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                 CLASS A
DELAWARE EMERGING MARKETS FUND                                                               YEAR ENDED 11/30
-----------------------------------------------------------------------------------------------------------------------------------
                                                                          2004        2003        2002           2001        2000
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
-----------------------------------------------------------------------------------------------------------------------------------
Net investment income(1)
-----------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss)
 on investments and foreign currencies
-----------------------------------------------------------------------------------------------------------------------------------
Total from investment operations
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
LESS DIVIDENDS AND DISTRIBUTIONS FROM:
-----------------------------------------------------------------------------------------------------------------------------------
Net investment income
-----------------------------------------------------------------------------------------------------------------------------------
Total dividends and distributions
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(2)
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA:
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (000 omitted)
-----------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets
-----------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets prior to expense
 limitation and expenses paid indirectly
-----------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income to average net assets
-----------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average net assets
 prior to expense limitation and expenses paid indirectly
-----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover
-----------------------------------------------------------------------------------------------------------------------------------

(1) The average shares outstanding method has been applied for per share information.
(2) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the manager and distributor, as applicable. Performance would have been lower had the expense limitation not been in effect.


-----------------------------------------------------------------------------------------------------------------------------------
                                                                         CLASS B                           CLASS C
DELAWARE EMERGING MARKETS FUND                                      YEAR ENDED 11/30                  YEAR ENDED 11/30
-----------------------------------------------------------------------------------------------------------------------------------
                                                             2004   2003   2002    2001   2000   2004   2003   2002   2001   2000
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
-----------------------------------------------------------------------------------------------------------------------------------
Net investment income(1)
-----------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss)
 on investments and foreign currencies
-----------------------------------------------------------------------------------------------------------------------------------
Total from investment operations
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
LESS DIVIDENDS AND DISTRIBUTIONS FROM:
-----------------------------------------------------------------------------------------------------------------------------------
Net investment income
-----------------------------------------------------------------------------------------------------------------------------------
Total dividends and distributions
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(2)
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA:
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (000 omitted)
-----------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets
-----------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets prior to
 expense limitation and expenses paid indirectly
-----------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income to average net assets
-----------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average net
 assets prior to expense limitation and expenses paid indirectly
-----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover
-----------------------------------------------------------------------------------------------------------------------------------

(1) The average shares outstanding method has been applied for per share information.
(2) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the manager and distributor, as applicable. Performance would have been lower had the expense limitation not been in effect.


-----------------------------------------------------------------------------------------------------------------------------------
DELAWARE INTERNATIONAL SMALL CAP VALUE FUND                          CLASS A                            CLASS B
-----------------------------------------------------------------------------------------------------------------------------------
                                                                   Year ended 11/30                 Year ended 11/30     9/28/01(1)
                                                          --------------------------------------------------------------     to
                                                          2004    2003    2002     2001    2000    2004    2003    2002   11/30/01
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
-----------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)(2)
-----------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss)
 on investments and foreign currencies
-----------------------------------------------------------------------------------------------------------------------------------
Total from investment operations
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
LESS DIVIDENDS AND DISTRIBUTIONS FROM:
-----------------------------------------------------------------------------------------------------------------------------------
Net investment income
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain on investments
-----------------------------------------------------------------------------------------------------------------------------------
Total dividends and distributions
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA:
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (000 omitted)
-----------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets
-----------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets prior
 to expense limitation and expenses paid indirectly
-----------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average
 net assets
-----------------------------------------------------------------------------------------------------------------------------------
Ratioof net investment income (loss) to average
 net assets prior to expense limitation and
 expenses paid indirectly
-----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover
-----------------------------------------------------------------------------------------------------------------------------------

(1) Date of commencement of operations; ratios have been annualized and total return has not been annualized.
(2) The average shares outstanding method has been applied for per share information.
(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect an impact of a sales charge. Total investment return reflects waivers and payment of fees by the manager and the distributor, as applicable. Performance would have been lower had the expense limitation not been in effect.


---------------------------------------------------------------------------------------------------------------
DELAWARE INTERNATIONAL SMALL CAP VALUE FUND                                    CLASS C
---------------------------------------------------------------------------------------------------------------
                                                                           Year ended 11/30          9/28/01(1)
--------------------------------------------------------------------------------------------------      to
                                                                       2004       2003        2002   11/30/01
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
---------------------------------------------------------------------------------------------------------------
Net investment income (loss)(2)
---------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments
     and foreign currencies
---------------------------------------------------------------------------------------------------------------
Total from investment operations
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
LESS DIVIDENDS AND DISTRIBUTIONS FROM:
---------------------------------------------------------------------------------------------------------------
Net investment income
---------------------------------------------------------------------------------------------------------------
Net realized gain on investments
---------------------------------------------------------------------------------------------------------------
Total dividends and distributions
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA:
---------------------------------------------------------------------------------------------------------------
Net assets, end of period (000 omitted)
---------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets
---------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets prior to expense
 limitation and expenses paid indirectly
---------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average net assets
---------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average net
 assets prior to expense limitation and expenses paid indirectly
---------------------------------------------------------------------------------------------------------------
Portfolio turnover
---------------------------------------------------------------------------------------------------------------

(1) Date of commencement of operations; ratios have been annualized and total return has not been annualized.
(2) The average shares outstanding method has been applied for per share information.
(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect an impact of a sales charge. Total investment return reflects waivers and payment of fees by the manager and the distributor, as applicable. Performance would have been lower had the expense limitation not been in effect.

HOW TO READ THE FINANCIAL HIGHLIGHTS

NET INVESTMENT INCOME (LOSS)
Net investment income (loss) includes dividend and interest income earned from a fund's securities; it is after expenses have been deducted.

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
A realized gain on investments occurs when we sell an investment at a profit, while a realized loss on investments occurs when we sell an investment at a loss. When an investment increases or decreases in value but we do not sell it, we record an unrealized gain or loss. The amount of realized gain per share, if any, that we pay to shareholders would be listed under "Less dividends and distributions from-Net realized gain on investments." Realized and unrealized gain (loss) on foreign currencies represent changes in the U.S. dollar value of assets (including investments) and liabilities denominated in foreign currencies as a result of changes in foreign currency exchange rates.

NET ASSET VALUE (NAV)
This is the value of a mutual fund share, calculated by dividing the net assets by the number of shares outstanding.

TOTAL RETURN
This represents the rate that an investor would have earned or lost on an investment in a fund. In calculating this figure for the financial highlights table, we include applicable fee waivers, exclude front-end and contingent deferred sales charges, and assume the shareholder has reinvested all dividends and realized gains.

NET ASSETS
Net assets represent the total value of all the assets in a fund's portfolio, less any liabilities, that are attributable to that class of the fund.

RATIO OF EXPENSES TO AVERAGE NET ASSETS
The expense ratio is the percentage of net assets that a fund pays annually for operating expenses and management fees. These expenses include accounting and administration expenses, services for shareholders, and similar expenses.

RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS
We determine this ratio by dividing net investment income (loss) by average net assets.

PORTFOLIO TURNOVER
This figure tells you the amount of trading activity in a fund's portfolio. For example, a turnover rate of 100% would occur if the Fund bought and sold all of the securities in its portfolio once in the course of a year, or frequently traded a single security. High turnover can result in increased transaction costs and tax liability for investors.

GLOSSARY

HOW TO USE THIS GLOSSARY
This glossary includes definitions of investment terms, many of which are used throughout the Prospectus. If you would like to know the meaning of an investment term that is not explained in the text please check the glossary.

AMORTIZED COST
Amortized cost is a method used to value a fixed-income security that starts with the face value of the security and then adds or subtracts from that value depending on whether the purchase price was greater or less than the value of the security at maturity. The amount greater or less than the par value is divided equally over the time remaining until maturity.

AVERAGE MATURITY
An average of when the individual bonds and other debt securities held in a portfolio will mature.

BOND
A debt security, like an IOU, issued by a company, municipality or government agency. In return for lending money to the issuer, a bond buyer generally receives fixed periodic interest payments and repayment of the loan amount on a specified maturity date. A bond's price changes prior to maturity and is inversely related to current interest rates. When interest rates rise, bond prices fall, and when interest rates fall, bond prices rise. See Fixed-income securities.

BOND RATINGS
Independent evaluations of creditworthiness, ranging from Aaa/AAA (highest quality) to D (lowest quality). Bonds rated Baa/BBB or better are considered investment grade. Bonds rated Ba/BB or lower are commonly known as junk bonds. See also Nationally recognized statistical ratings organization.

CAPITAL
The amount of money you invest.

CAPITAL APPRECIATION
An increase in the value of an investment.

CAPITAL GAINS DISTRIBUTIONS
Payments to mutual fund shareholders of profits (realized gains) from the sale of a fund's portfolio securities. Usually paid once a year; may be either short-term gains or long-term gains.

CITIGROUP GLOBAL MARKETS WORLD EX-US EMI
The Citigroup Global Markets World Ex-US EMI is a US dollar denominated float weighted equity index of companies located outside the United States with a market capitalization of $100 million or larger available to investment. This index consists of the companies in the lowest 20% in market capitalization within the Citigroup Global Markets World Equity Index.

COMMISSION
The fee an investor pays to a financial advisor for investment advice and help in buying or selling mutual funds, stocks, bonds or other securities.

COMPOUNDING
Earnings on an investment's previous earnings.

CONSUMER PRICE INDEX (CPI)
Measurement of U.S. inflation; represents the price of a basket of commonly purchased goods.

CONTINGENT DEFERRED SALES CHARGE (CDSC)
Fee charged by some mutual funds when shares are redeemed (sold back to the fund) within a set number of years; an alternative method for investors to compensate a financial advisor for advice and service, rather than an up-front commission.

CORPORATE BOND
A debt security issued by a corporation. See Bond.

CURRENCY EXCHANGE RATES
The price at which one country's currency can be converted into another's. This exchange rate varies almost daily according to a wide range of political, economic, and other factors.

DEPRECIATION
A decline in an investment's value.

DIVERSIFICATION
The process of spreading investments among a number of different securities, asset classes or investment styles to reduce the risks of investing.

DIVIDEND DISTRIBUTION
Payments to mutual fund shareholders of dividends passed along from the fund's portfolio of securities.

DURATION
A measurement of a fixed-income investment's price volatility. The larger the number, the greater the likely price change for a given change in interest rates.

EXPENSE RATIO
A mutual fund's total operating expenses, expressed as a percentage of its total net assets. Operating expenses are the costs of running a mutual fund, including management fees, offices, staff, equipment and expenses related to maintaining the fund's portfolio of securities and distributing its shares. They are paid from the fund's assets before any earnings are distributed to shareholders.

FINANCIAL ADVISOR
Financial professional (e.g., broker, banker, accountant, planner or insurance agent) who analyzes clients' finances and prepares personalized programs to meet objectives.

FIXED-INCOME SECURITIES
With fixed-income securities, the money you originally invested is paid back at a pre-specified maturity date. These securities, which include government, corporate or municipal bonds, as well as money market securities, typically pay a fixed rate of return (often referred to as interest). See Bond.

INFLATION
The increase in the cost of goods and services over time. U.S. inflation is frequently measured by changes in the Consumer Price Index (CPI).

INVESTMENT GOAL
The objective, such as long-term capital growth or high current income, that a mutual fund pursues.

MANAGEMENT FEE
The amount paid by a mutual fund to the investment advisor for management services, expressed as an annual percentage of the fund's average daily net assets.

MARKET CAPITALIZATION
The value of a corporation determined by multiplying the current market price of a share of common stock by the number of shares held by shareholders. A corporation with one million shares outstanding and the market price per share of $10 has a market capitalization of $10 million.

MATURITY
The length of time until a bond issuer must repay the underlying loan principal to bondholders.

MORGAN STANLEY CAPITAL INTERNATIONAL EAFE (EUROPE, AUSTRALASIA, FAR EAST) INDEX The Morgan Stanley Capital International EAFE Index is an international index including stocks traded on approximately 16 exchanges in Europe, Australasia and the Far East, weighted by capitalization.

MORGAN STANLEY CAPITAL INTERNATIONAL EMF (EMERGING MARKETS FREE) INDEX
The Morgan Stanley Capital International EMF Index is a U.S. dollar dominated index comprised of stocks of countries with below average per capita GDP as defined by the World Bank, foreign ownership restrictions, a tax regulatory environment, and greater perceived market risk than in the developed countries. Within this index, MSCI aims to capture an aggregate of 60% of local market capitalization.

NASD REGULATION, INC. (NASDR(SM))
The independent subsidiary of the National Association of Securities Dealers, Inc. responsible for regulating the securities industry.

NATIONALLY RECOGNIZED STATISTICAL RATINGS ORGANIZATION  (NRSRO)
A company that assesses the credit quality of bonds, commercial paper, preferred and common stocks and municipal short-term issues, rating the probability that the issuer of the debt will meet the scheduled interest payments and repay the principal. Ratings are published by such companies as Moody's Investors Service, Inc. (Moody's), Standard & Poor's (S&P), Duff & Phelps, Inc. (Duff), and Fitch, Inc. (Fitch).

NET ASSETS
Net assets for purposes of each Fund's 80% Policy means the total value of all assets in the Fund's portfolio, minus any liabilities, plus the amount of the Fund's borrowings, if any, for investment purposes.

NET ASSET VALUE (NAV)
The daily value of one mutual fund share, generally equal to a fund's net assets divided by the number of shares outstanding.

PREFERRED STOCK
Preferred stock has preference over common stock in the payment of dividends and liquidation of assets. Preferred stocks also often pay dividends at a fixed rate and are sometimes convertible into common stock.

PRICE-TO-EARNINGS RATIO
A measure of a stock's value calculated by dividing the current market price of a share of stock by its annual earnings per share. A stock selling for $100 per share with annual earnings per share of $5 has a P/E of 20.

PRINCIPAL
Amount of money you invest (also called capital). Also refers to a bond's original face value, due to be repaid at maturity.

PROSPECTUS
The official offering document that describes a mutual fund, containing information required by the SEC, such as investment objectives, policies, services and fees.

REDEEM
To cash in your shares by selling them back to the mutual fund.

RISK
Generally defined as variability of value; also credit risk, inflation risk, currency and interest rate risk. Different investments involve different types and degrees of risk.

SALES CHARGE
Charge on the purchase or redemption of fund shares sold through financial advisors. May vary with the amount invested. Typically used to compensate advisors for advice and service provided.

SEC (SECURITIES AND EXCHANGE COMMISSION)
Federal agency established by Congress to administer the laws governing the securities industry, including mutual fund companies.

SHARE CLASSES
Different classifications of shares; mutual fund share classes offer a variety of sales charge choices.

SIGNATURE GUARANTEE
Certification by a bank, brokerage firm or other financial institution that a customer's signature is valid; signature guarantees can be provided by members of the STAMP program.

STANDARD DEVIATION
A measure of an investment's volatility; for mutual funds, measures how much a fund's total return has typically varied from its historical average.

STATEMENT OF ADDITIONAL INFORMATION (SAI)
The document serving as "Part B" of a fund's prospectus that provides more detailed information about the fund's organization, investments, policies and risks.

STOCK
An investment that represents a share of ownership (equity) in a corporation. Stocks are often referred to as common stocks or equities.

TOTAL RETURN
An investment performance measurement, expressed as a percentage, based on the combined earnings from dividends, capital gains and change in price over a given period.

UNIFORM GIFTS TO MINORS ACT AND UNIFORM TRANSFERS TO MINORS ACT
Federal and state laws that provide a simple way to transfer property to a minor with special tax advantages.

VOLATILITY
The tendency of an investment to go up or down in value by different magnitudes. Investments that generally go up or down in value in relatively small amounts are considered "low volatility" investments, whereas those investments that generally go up or down in value in relatively large amounts are considered "high volatility" investments.

APPENDIX A - BOND RATINGS

Excerpts from Moody's description of its bond ratings: Aaa--judged to be the best quality. They carry the smallest degree of investment risk; Aa--judged to be of high quality by all standards; A--possess favorable attributes and are considered "upper medium" grade obligations; Baa--considered as medium grade obligations. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time; Ba--judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class; B--generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small; Caa--are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest; Ca--represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings; C--the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Excerpts from S&P's description of its bond ratings: Aaa--highest grade obligations. They possess the ultimate degree of protection as to principal and interest; Aa--also qualify as high grade obligations, and in the majority of instances differ from AAA issues only in a small degree; A--strong ability to pay interest and repay principal although more susceptible to changes in circumstances; BBB--regarded as having an adequate capacity to pay interest and repay principal; BB, B, CCC, CC--regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and CC the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions; C--reserved for income bonds on which no interest is being paid; D--in default, and payment of interest and/or repayment of principal is in arrears.

DELAWARE INTERNATIONAL VALUE EQUITY FUND
DELAWARE EMERGING MARKETS FUND
DELAWARE INTERNATIONAL SMALL CAP VALUE FUND

Additional information about the Funds' investments is available in the Funds' annual and semiannual reports to shareholders. In the Funds' shareholder reports, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds' performance during the report period. You can find more detailed information about the Funds in the current Statement of Additional Information, which we have filed electronically with the Securities and Exchange Commission (SEC) and which is legally a part of this Prospectus. If you want a free copy of the Statement of Additional Information, the annual or semiannual report, or if you have any questions about investing in these Funds, you can write to us at 2005 Market Street, Philadelphia, PA 19103-7094, or call toll-free 800 523-1918. You may also obtain additional information about the Funds from your financial advisor.

You can find reports and other information about each Fund on the EDGAR database on the SEC web site (http://www.sec.gov). You can also get copies of this information, after payment of a duplicating fee, by e-mailing the SEC at publicinfo@sec.gov or by writing to the Public Reference Section of the SEC, Washington, D.C. 20549-0102. Information about the Funds, including their Statement of Additional Information, can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. You can get information on the Public Reference Room by calling the SEC at 202 942-8090.

WEB SITE
www.delawareinvestments.com

E-MAIL
service@delinvest.com

SHAREHOLDER SERVICE CENTER
800 523-1918

Call the Shareholder Service Center Monday to Friday, 8 a.m. to 7 p.m. Eastern Time:

o     For fund information, literature, price, yield and performance figures.

o For information on existing regular investment accounts and retirement plan accounts including wire investments, wire redemptions, telephone redemptions and telephone exchanges.

DELAPHONE SERVICE

800 362-FUND (800 362-3863)

o For convenient access to account information or current performance information on all Delaware Investments funds seven days a week, 24 hours a day, use this Touch-Tone(R) service.

Investment Company Act file number: 811-6324


---------------------------------------------------------------------------------------------------------------------------
DELAWARE FUND SYMBOLS:                                                             CUSIP                     NASDAQ
---------------------------------------------------------------------------------------------------------------------------
Delaware International Value Equity Fund
---------------------------------------------------------------------------------------------------------------------------
Class A                                                                          245914106                   DEGIX
---------------------------------------------------------------------------------------------------------------------------
Class B                                                                          245914700                   DEIEX
---------------------------------------------------------------------------------------------------------------------------
Class C                                                                          245914858                   DEGCX
---------------------------------------------------------------------------------------------------------------------------
Class R                                                                          245914577                   DIVRX
---------------------------------------------------------------------------------------------------------------------------
Delaware Emerging Markets Fund
---------------------------------------------------------------------------------------------------------------------------
Class A                                                                          245914841                   DEMAX
---------------------------------------------------------------------------------------------------------------------------
Class B                                                                          245914833                   DEMBX
---------------------------------------------------------------------------------------------------------------------------
Class C                                                                          245914825                   DEMCX
---------------------------------------------------------------------------------------------------------------------------
Delaware International Small Cap Value Fund
---------------------------------------------------------------------------------------------------------------------------
Class A                                                                          245914718                   DABAX
---------------------------------------------------------------------------------------------------------------------------
Class B                                                                          245914692                   DABBX
---------------------------------------------------------------------------------------------------------------------------
Class C                                                                          245914684                   DABCX
---------------------------------------------------------------------------------------------------------------------------


PR-034 [--] IVES 2/05
(J8925)

                      Delaware
                      Investments(SM)
                      --------------------------------------
                      A member of Lincoln Financial Group(R)



                    DELAWARE INTERNATIONAL VALUE EQUITY FUND
                         DELAWARE EMERGING MARKETS FUND
                   DELAWARE INTERNATIONAL SMALL CAP VALUE FUND

                               Institutional Class


                                   PROSPECTUS
                                 March __, 2005

                                  INTERNATIONAL

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy of this Prospectus, and any representation to the contrary is a criminal offense.

TABLE OF CONTENTS

FUND PROFILES                                                     PAGE
Delaware International Value Equity Fund
Delaware Emerging Markets Fund
Delaware International Small Cap Value Fund

HOW WE MANAGE THE FUNDS                                           PAGE
Our investment strategies
The securities we typically invest in
The risks of investing in the Funds

Disclosure of portfolio holdings information

WHO MANAGES THE FUNDS                                             PAGE
Investment manager
Portfolio managers
Who's who?

ABOUT YOUR ACCOUNT                                                PAGE
Investing in the Funds
How to buy shares

Fair valuation

How to redeem shares
Account minimum

Frequent trading of Fund shares (market timing)

Dividends, distributions and taxes
Certain management considerations

FINANCIAL HIGHLIGHTS                                              PAGE

GLOSSARY                                                          PAGE

PROFILE: DELAWARE INTERNATIONAL VALUE EQUITY FUND

WHAT IS THE FUND'S GOAL?
Delaware International Value Equity Fund seeks long-term growth without undue risk to principal. Although the Fund will strive to meet its goal, there is no assurance that it will.

WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?
The Fund invests primarily in equity securities that provide the potential for capital appreciation and income. At least 65% of the Fund's total assets will invest in equity securities of issuers from foreign countries. An issuer is considered to be from the country where it is located, where the majority of its assets are located or where it generates the majority of its operating income. We may invest more than 25% of the Fund's total assets in the securities of issuers located in the same country.

Under normal circumstances, the Fund will invest at least 80% of its net assets in equity securities (the "80% Policy").

In selecting investments for the Fund,

o We strive to identify well managed companies that are undervalued based on such factors as assets, earnings, dividends or growth potential.
o In order to compare the value of different stocks, we consider whether the future dividends on a stock are expected to increase faster than, slower than, or in line with the level of inflation. We then estimate what we think the value of those anticipated future dividends would be worth if they were being paid today. We believe this gives us an estimate of the stock's true value. We also evaluate other value characteristics, such as relative price-to-earnings, book-to-price, and cash flow-to-price ratios.
o We generally prefer to purchase securities in countries where the currency is undervalued or fair-valued compared to other countries because we believe these securities may offer greater return potential. We attempt to determine whether a particular currency is overvalued or undervalued by comparing the amount of goods and services that a dollar will buy in the United States to the amount of foreign currency required to buy the same amount of goods and services in another country. When the dollar buys less, the foreign currency may be overvalued, and when the dollar buys more, the foreign currency may be undervalued.

WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?
Investing in any mutual fund involves risk, including the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund's portfolio. This Fund will be affected primarily by declines in stock prices, which can be caused by a drop in foreign stock markets or poor performance in specific industries or companies. Because the Fund invests in international securities in both established and developing countries, it will be affected by international investment risks related to currency valuations, political instability, economic instability, and generally more lax accounting and regulatory standards.

For a more complete discussion of risk, please see "The risks of investing in the Funds" on [PAGE ___].

The Fund's 80% Policy described above may be changed without shareholder approval. However, shareholders would be given at least 60 days notice prior to any such change.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

WHO SHOULD INVEST IN THE FUND
o   Investors with long-term financial goals.
o   Investors looking for exposure to foreign investments.
o Investors willing to accept the risks involved with foreign investments, which are not ordinarily associated with domestic investments, such as currency, political and economic risks.

WHO SHOULD NOT INVEST IN THE FUND
o   Investors with short-term financial goals.
o   Investors seeking an investment in domestic securities.
o Investors unwilling to accept the additional risks associated with foreign investment, such as currency, political and economic risks.

You should keep in mind that an investment in the Fund is not a complete investment program; it should be considered just one part of your total financial plan. Be sure to discuss this Fund with your financial advisor to determine whether it is an appropriate choice for you.

HOW HAS DELAWARE INTERNATIONAL VALUE EQUITY FUND PERFORMED?

THIS BAR CHART AND TABLE can help you evaluate the risks of investing in the Fund. We show how returns for the Fund's Institutional Class shares have varied over the past ten calendar years, as well as the average annual returns of these shares for the one-year, five-year, ten-year and lifetime periods. The returns reflect expense caps, if any, in effect during the periods. The returns would be lower without the caps. There is no longer a cap in place for this Fund. The Fund's past performance is not necessarily an indication of how it will perform in the future.

During the periods illustrated in this bar chart, the Institutional Class' highest quarterly return was _____% for the quarter ended _______________ and its lowest quarterly return was _____% for the quarter ended _______________.

[GRAPHIC OMITTED: BAR CHART SHOWING YEAR BY YEAR TOTAL RETURN (INSTITUTIONAL CLASS)]

YEAR-BY-YEAR TOTAL RETURN (Institutional Class)

--------------------------------------------------------------------------------------------------------------------------
         1995        1996        1997        1998        1999        2000        2001        2002        2003        2004
--------------------------------------------------------------------------------------------------------------------------
       _____%      _____%      _____%      _____%      _____%      _____%      _____%      _____%      _____%      _____%
--------------------------------------------------------------------------------------------------------------------------

AVERAGE ANNUAL RETURNS for periods ending 12/31/04

-----------------------------------------------------------------------------------------------------------
                                                                           1 YEAR     5 YEARS     10 YEARS
---------------------------------------------------------------------------------- ----------- ------------
Return before taxes                                                        _____%      _____%       _____%
-----------------------------------------------------------------------------------------------------------
Return after taxes on distributions                                        _____%      _____%       _____%
-----------------------------------------------------------------------------------------------------------
Return after taxes on distributions and sale of Fund shares                _____%      _____%       _____%
-----------------------------------------------------------------------------------------------------------
Morgan Stanley Capital International EAFE Index
  (reflects no deduction for fees, expenses, or taxes)                     _____%      _____%       _____%
-----------------------------------------------------------------------------------------------------------

The Fund's returns are compared to the performance of the Morgan Stanley Capital International EAFE (Europe, Australasia, Far East) Index. You should remember that unlike the Fund, the index is unmanaged and does not reflect the costs of actual operating a mutual fund, such as the costs of buying, selling and holding securities.

Actual after-tax returns depend on the investor's individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-deferred investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts. The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the Fund's lifetime and do not reflect the impact of state and local taxes. The after-tax rate used is based on the current tax characterization of the elements of the fund's returns (e.g., qualified vs. non-qualified dividends) and may be different than the final tax characterization of such elements. Past performance, both before and after taxes, is not a guarantee of future results.

WHAT ARE DELAWARE INTERNATIONAL VALUE EQUITY FUND'S FEES AND EXPENSES?
YOU DO NOT PAY SALES CHARGES directly from your investments when you buy or sell shares of the Institutional Class.

-------------------------------------------------------------------------------------------
Maximum sales charge (load) imposed on purchases as a percentage of offering        _____%
price
-------------------------------------------------------------------------------------------
Maximum contingent deferred sales charge (load) as a percentage of original         _____%
purchase price or redemption price, whichever is lower
-------------------------------------------------------------------------------------------
Maximum sales charge (load) imposed on reinvested dividends                         _____%
-------------------------------------------------------------------------------------------
Redemption fees                                                                     _____%
-------------------------------------------------------------------------------------------
Exchange fees(1)                                                                    _____%
-------------------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES are deducted from the Fund's assets.

-------------------------------------------------------------------------------------------
Management fees                                                                     _____%
-------------------------------------------------------------------------------------------
Distribution and service (12b-1) fees                                               _____%
-------------------------------------------------------------------------------------------
Other expenses                                                                      _____%
-------------------------------------------------------------------------------------------
Total operating expenses                                                            _____%
-------------------------------------------------------------------------------------------

THIS EXAMPLE is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds with similar investment objectives. We show the cumulative amount of Fund expenses on a hypothetical investment of $10,000 with an annual 5% return over the time shown.(2) This is an example only, and does not represent future expenses, which may be greater or less than those shown here.

---------------------------
1 year              $_____
---------------------------
3 years             $_____
---------------------------
5 years             $_____
---------------------------
10 years            $_____
---------------------------

(1) Exchanges are subject to the requirements of each fund in the Delaware Investments family. A front-end sales charge may apply if you exchange your shares into a fund that has a front-end sales charge.
(2) The Fund's actual rate of return may be greater or less than the hypothetical 5% return we use here. This example assumes that the Fund's total operating expenses remain unchanged in each of the periods we show.

PROFILE: DELAWARE EMERGING MARKETS FUND

WHAT IS THE FUND'S GOAL?
Delaware Emerging Markets Fund seeks long-term capital appreciation. Although the Fund will strive to meet its goal, there is no assurance that it will.

WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?
The Fund invests primarily in equity securities of issuers from emerging foreign countries. Under normal market conditions, at least 65% of the Fund's total assets will be invested in equity securities of issuers from countries whose economies are considered to be emerging or developing.

We may invest up to 35% of the Fund's net assets in fixed-income securities issued by companies in emerging countries or by foreign governments, their agents, instrumentalities or political sub-divisions. We may invest in fixed-income securities that are denominated in the currencies of emerging market countries. All of these may be high-yield, high risk fixed-income securities. We may invest more than 25% of the Fund's total assets in the securities of issuers located in the same country.

Under normal circumstances, at least 80% of the Fund's net assets will be in investments of emerging market issuers (the "80% Policy").

In selecting investments for the Fund,

o We strive to identify well managed companies that are undervalued based on such factors as assets, earnings, dividends or growth potential.
o In order to compare the value of different stocks, we consider whether the future dividends on a stock are expected to increase faster than, slower than, or in line with the level of inflation. We then estimate what we think the value of those anticipated future dividends would be worth if they were being paid today. We believe this gives us an estimate of the stock's true value. Because the Fund invests primarily in emerging countries, there may be less information available for us to use in making this analysis than is available for more developed countries.
o Currency analysis is an important part of the valuation exercise. We attempt to determine whether a particular currency is overvalued or undervalued by comparing the amount of goods and services that a dollar will buy in the United States to the amount of foreign currency required to buy the same amount of goods and services in another country. When the dollar buys less, the foreign currency may be overvalued, and when the dollar buys more, the foreign currency may be undervalued.

WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?
Investing in any mutual fund involves risk, including the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund's portfolio. These fluctuations can be even more pronounced for funds like Delaware Emerging Markets Fund, which invests in emerging countries. This Fund will be affected primarily by declines in stock prices, which can be caused by a drop in foreign stock markets or poor performance in specific industries or companies. The value of the Fund's investments and, therefore, the price of the Fund's shares may be more volatile than investments in more developed markets. Because the Fund invests in international securities it will be affected by international investment risks related to currency valuations, political instability, economic instability, or generally more lax accounting and regulatory standards.

High-yield, risk foreign fixed-income securities are subject to substantial risks, particularly during periods of economic downturns or rising interest rates.

The Fund is considered "non-diversified" under federal laws that regulate mutual funds. This means that the Fund may allocate more of its net assets to investments in single securities than a "diversified" fund. Thus, all else being equal, adverse effects on a single security may affect a larger portion of the Fund's overall assets and subject the Fund to greater risks.

For a more complete discussion of risk, please see "The risks of investing in the Funds" on [PAGE ___].

The Fund's 80% Policy described above may be changed without shareholder approval. However, shareholders would be given at least 60 days notice prior to any such change.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

WHO SHOULD INVEST IN THE FUND
o    Investors with long-term financial goals.
o    Investors looking for exposure to foreign investments.
o Investors willing to accept the risks involved with foreign investments, which are not ordinarily associated with domestic investments, such as currency, political and economic risks.

WHO SHOULD NOT INVEST IN THE FUND
o    Investors with short-term financial goals.
o    Investors seeking an investment in domestic securities.
o Investors unwilling to accept the additional risks associated with foreign investment, such as currency, political and economic risks.

You should keep in mind that an investment in the Fund is not a complete investment program; it should be considered just one part of your total financial plan. Be sure to discuss this Fund with your financial advisor to determine whether it is an appropriate choice for you.

HOW HAS DELAWARE EMERGING MARKETS FUND PERFORMED?

THIS BAR CHART AND TABLE can help you evaluate the risks of investing in the Fund. We show how returns for the Fund's Institutional Class shares have varied over the past eight calendar years, as well as the average annual returns of these shares for the one-year, five-year and lifetime periods. The Fund's past performance is not necessarily an indication of how it will perform in the future. The returns reflect expense caps in effect during the periods. The returns would be lower without the expense caps. Please see footnote 2 on [page ___] for additional information about the expense caps.

During the periods illustrated in this bar chart, the Institutional Class' highest quarterly return was _____% for the quarter ended _______________ and its lowest quarterly return was _____% for the quarter ended _______________.

[GRAPHIC OMITTED: BAR CHART SHOWING YEAR BY YEAR TOTAL RETURN (INSTITUTIONAL CLASS)]

YEAR-BY-YEAR TOTAL RETURN (Institutional Class)

--------------------------------------------------------------------------------------------------
         1997        1998        1999        2000        2001        2002        2003        2004
--------------------------------------------------------------------------------------------------
        ____%      _____%      _____%      _____%      _____%      _____%      _____%      _____%
--------------------------------------------------------------------------------------------------

AVERAGE ANNUAL RETURNS for periods ending 12/31/04

-------------------------------------------------------------------------------------------------------------------
                                                                                                           LIFETIME
                                                                                                         (INCEPTION
                                                                                 1 YEAR     5 YEARS        6/10/96)
-------------------------------------------------------------------------------------------------------------------
Return before taxes                                                               _____%      _____%        _____%
-------------------------------------------------------------------------------------------------------------------
Return after taxes on distributions                                               _____%      _____%        _____%
-------------------------------------------------------------------------------------------------------------------
Return after taxes on distributions and sale of Fund shares                       _____%      _____%        _____%
-------------------------------------------------------------------------------------------------------------------
Morgan Stanley Capital International EMF Index
  (reflects no deduction for fees, expenses, or taxes)                            _____%      _____%         _____%
-------------------------------------------------------------------------------------------------------------------

The Fund's returns are compared to the performance of the Morgan Stanley Capital International EMF (Emerging Markets Free) Index. You should remember that unlike the Fund, the index is unmanaged and doesn't reflect the costs of operating a mutual fund, such as the costs of buying, selling and holding securities.

Actual after-tax returns depend on the investor's individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-deferred investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts. The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the Fund's lifetime and do not reflect the impact of state and local taxes. The after-tax rate used is based on the current tax characterization of the elements of the fund's returns (e.g., qualified vs. non-qualified dividends) and may be different than the final tax characterization of such elements. Past performance, both before and after taxes, is not a guarantee of future results.

WHAT ARE DELAWARE EMERGING MARKETS FUND'S FEES AND EXPENSES?
YOU DO NOT PAY SALES CHARGES directly from your investments when you buy or sell shares of the Institutional Class.

----------------------------------------------------------------------------------------
Maximum sales charge (load) imposed on purchases as a percentage of              _____%
offering price
----------------------------------------------------------------------------------------
Maximum contingent deferred sales charge (load) as a percentage of               _____%
original purchase price or redemption price, whichever is lower
----------------------------------------------------------------------------------------
Maximum sales charge (load) imposed on reinvested dividends                      _____%
----------------------------------------------------------------------------------------
Redemption fees                                                                  _____%
----------------------------------------------------------------------------------------
Exchange fees(1)                                                                 _____%
----------------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES are deducted from the Fund's assets.

------------------------------------------------------------------------
Management fees                                                  _____%
------------------------------------------------------------------------
Distribution and service (12b-1) fees                            _____%
------------------------------------------------------------------------
Other expenses                                                   _____%
------------------------------------------------------------------------
Total annual fund operating expenses                             _____%
------------------------------------------------------------------------
Fee waivers and payments(2)                                      _____%
------------------------------------------------------------------------
Net expenses                                                     _____%
------------------------------------------------------------------------

THIS EXAMPLE is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds with similar investment objectives. We show the cumulative amount of Fund expenses on a hypothetical investment of $10,000 with an annual 5% return over the time shown.(3) This is an example only, and does not represent future expenses, which may be greater or less than those shown here.

--------------------------
1 year             $_____
--------------------------
3 years            $_____
--------------------------
5 years            $_____
--------------------------
10 years           $_____
--------------------------

(1) Exchanges are subject to the requirements of each fund in the Delaware Investments family. A front-end sales charge may apply if you exchange your shares into a fund that has a front-end sales charge.

(2) The investment manager has contracted to waive fees and pay expenses through _______________ in order to prevent total operating expenses (excluding any taxes, interest, brokerage fees, extraordinary expenses and certain insurance costs) from exceeding ____% of average daily net assets.

(3) The Fund's actual rate of return may be greater or less than the hypothetical 5% return we use here. This example reflects the net operating expenses with expense waivers for the one-year contractual period and the total operating expenses without expense waivers for years two through ten.

PROFILE: DELAWARE INTERNATIONAL SMALL CAP VALUE FUND

WHAT IS THE FUND'S GOAL?
Delaware International Small Cap Value Fund seeks long-term capital appreciation. Although, the Fund will strive to meet its goal, there is no assurance that it will.

WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?
Delaware International Small Cap Value Fund seeks to achieve its objective by investing primarily in smaller non-U.S. companies, which may include companies located or operating in established or emerging countries. Under normal circumstances, at least 65% of the Fund's total assets will be invested in equity securities of companies organized or having a majority of their assets in or deriving a majority of their operating income in countries outside of the United States. The market capitalization of the companies in which the Fund intends to invest primarily will typically be $2.5 billion or less (at the time of purchase). More than 25% of the Fund's total assets may be invested in the securities of issuers located in the same country.

Under normal circumstances, at least 80% of the Fund's net assets will be in investments of small capitalization companies (the "80% Policy"). The Fund will invest primarily in issuers located outside the United States.

The Fund focuses on smaller companies in developed global equity markets outside the United States. We seek to identify dominant macro and macro economic trends within the relevant markets and to find companies which we believe should benefit from these trends. From that universe of companies, we seek to purchase attractively valued stocks in smaller capitalization companies which have the fundamental characteristics to support growth. In doing so, we also consider the financial strength of the companies and their industries.

The Fund may invest up to 15% of its net assets in high-yield, high risk foreign fixed-income securities.

WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?
Investing in any mutual fund involves risk, including the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund's portfolio. This Fund will be affected primarily by declines in stock prices which can be caused by a drop in the stock market or poor performance in specific industries or companies. Investments in smaller capitalization securities tend to be more volatile than investments in larger capitalization securities. Investments in foreign securities whether equity or fixed-income, involve special risks including those related to currency fluctuations, as well as to political, economic and social situations different from and potentially more volatile than those in the U.S. In addition, the accounting, tax and financial reporting standards of foreign countries are different from and may be less reliable or comprehensive than those relating to U.S. issuers. High-yield, high risk foreign fixed-income securities that the Fund may invest in are subject to substantial risks, particularly during periods of economic downturns or rising interest rates.

For a more complete discussion of risk, please see "The risks of investing in the Fund" on [PAGE __].

The Fund's 80% Policy described above may be changed without shareholder approval. However, shareholders would be given at least 60 days notice prior to any such change.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

WHO SHOULD INVEST IN THE FUND
o   Investors with long-term financial goals.
o   Investors looking for exposure to foreign investments.
o Investors willing to accept the risks involved with foreign investments, which are not ordinarily associated with domestic investments, such as currency, political and economic risks.

WHO SHOULD NOT INVEST IN THE FUND
o   Investors with short-term financial goals.
o   Investors seeking an investment in domestic securities.
o Investors unwilling to accept the additional risks associated with foreign investment, such as currency, political and economic risks.

You should keep in mind that an investment in the Fund is not a complete investment program; it should be considered just one part of your total financial plan. Be sure to discuss this Fund with your financial advisor to determine whether it is an appropriate choice for you.

HOW HAS DELAWARE INTERNATIONAL SMALL CAP VALUE FUND PERFORMED?

THIS BAR CHART AND TABLE can help you evaluate the risks of investing in the Fund. We show how the returns for the Fund's Institutional Class have varied for the past seven calendar years, as well as the average annual returns for these shares for the one-year and lifetime periods. The Fund's past performance is not necessarily an indication of how it will perform in the future. The returns reflect expense caps in effect during the periods. The returns would be lower without the expense caps. Please see footnote 2 on [page ___] for additional information about the expense caps.

During the periods illustrated in this bar chart, the Institutional Class' highest quarterly return was _____% for the quarter ended ____________ and its lowest quarterly return was _____% for the quarter ended ____________.

[GRAPHIC OMITTED: BAR CHART SHOWING YEAR BY YEAR TOTAL RETURN (INSTITUTIONAL CLASS)]

YEAR-BY-YEAR TOTAL RETURN (Institutional Class)

----------------------------------------------------------------------------------------------
         1998         1999         2000         2001         2002         2003           2004
----------------------------------------------------------------------------------------------
       _____%       _____%       _____%       _____%       _____%       _____%         _____%
----------------------------------------------------------------------------------------------

AVERAGE ANNUAL RETURNS for periods ending 12/31/04

------------------------------------------------------------------------------------------------------------
                                                                                                   LIFETIME
                                                                                                 (INCEPTION
                                                                         1 YEAR     5 YEARS       12/19/97)
------------------------------------------------------------------------------------------------------------
Return before taxes                                                       _____%      _____%         _____%
------------------------------------------------------------------------------------------------------------
Return after taxes on distributions                                       _____%      _____%         _____%
------------------------------------------------------------------------------------------------------------
Return after taxes on distributions and sale of Fund shares               _____%      _____%         _____%
------------------------------------------------------------------------------------------------------------
Morgan Stanley Capital International EAFE Index
  (reflects no deduction for fees, expenses, or taxes)                    _____%      _____%         _____%
------------------------------------------------------------------------------------------------------------
Citigroup Global Markets World Ex-US EMI
  (reflects no deduction for fees, expenses, or taxes)                    _____%      _____%         _____%
------------------------------------------------------------------------------------------------------------

The Fund's returns are compared to the performance of the Morgan Stanley Capital International EAFE (Europe, Australasia, Far East) Index and the Citigroup Global Markets World Ex-US EMI (Extended Market Index). The MSCI EAFE Index consists primarily of larger stocks from developed foreign countries. The Citigroup Global Markets World Ex-US EMI consists of primarily of smaller stocks from developed foreign countries. You should remember that unlike the Fund, each index is unmanaged and does not reflect the costs of operating a mutual fund, such as the costs of buying, selling and holding securities.

Actual after-tax returns depend on the investor's individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-deferred investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts. The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the Fund's lifetime and do not reflect the impact of state and local taxes. The after-tax rate used is based on the current tax characterization of the elements of the fund's returns (e.g., qualified vs. non-qualified dividends) and may be different than the final tax characterization of such elements. Past performance, both before and after taxes, is not a guarantee of future results.

WHAT ARE THE FUND'S FEES AND EXPENSES?
YOU DO NOT PAY SALES CHARGES directly from your investments when you buy or sell shares of the Institutional Class.

-----------------------------------------------------------------------
Maximum sales charge (load) imposed on purchases as a
percentage of offering price                                    _____%
-----------------------------------------------------------------------
Maximum contingent deferred sales charge (load) as a
percentage of original purchase price or redemption price,
whichever is lower                                              _____%
-----------------------------------------------------------------------
Maximum sales charge (load) imposed on reinvested dividends     _____%
-----------------------------------------------------------------------
Redemption fees                                                 _____%
-----------------------------------------------------------------------
Exchange fees(1)                                                _____%
-----------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES are deducted from the Fund's assets.

-----------------------------------------------------------------------
Management fees                                                 _____%
-----------------------------------------------------------------------
Distribution and Service (12b-1) fees                           _____%
-----------------------------------------------------------------------
Other expenses                                                  _____%
-----------------------------------------------------------------------
Total annual fund operating expenses                            _____%
-----------------------------------------------------------------------
Fee waivers and payments                                        _____%
-----------------------------------------------------------------------
Net expenses(2)                                                 _____%
-----------------------------------------------------------------------

THIS EXAMPLE is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds with similar investment objectives. We show the cumulative amount of Fund expenses on a hypothetical investment of $10,000 with an annual 5% return over the time shown.(3) This is an example only, and does not represent future expenses, which may be greater or less than those shown here.

---------------------------------
1 year                    $_____
---------------------------------
3 years                   $_____
---------------------------------
5 years                   $_____
---------------------------------
10 years                  $_____
---------------------------------

(1) Exchanges are subject to the requirements of each fund in the Delaware Investments family. A front-end sales charge may apply if you exchange your shares into a fund that has a front-end sales charge.

(2) The investment manager has contracted to waive fees and pay expenses through _______________, in order to prevent total operating expenses (excluding any taxes, interest, brokerage fees, extraordinary expense and certain insurance costs) from exceeding ____% of average daily net assets.

(3) The Fund's actual rate of return may be greater or less than the hypothetical 5% return we use here. This example reflects the net operating expenses with expense waivers for the one-year contractual period and the total operating expenses without expense waivers for the years two through ten.

HOW WE MANAGE THE FUNDS

We take a disciplined approach to investing, combining investment strategies and risk management techniques that can help shareholders meet their goals.

OUR INVESTMENT STRATEGIES
We research individual companies and analyze economic and market conditions, seeking to identify the securities or market sectors that we think are the best investments for a particular Fund. The following are descriptions of how the portfolio managers pursue the Funds' investment goals.

Each Fund's investment objective is non-fundamental. This means the Board of Trustees may change the objective without obtaining shareholder approval. If an objective were changed, we would notify shareholders before the change became effective.

DELAWARE INTERNATIONAL VALUE EQUITY FUND
Delaware International Value Equity Fund seeks long-term growth without undue risk to principal. We invest primarily in equity securities, including common or ordinary stocks, which provide the potential for capital appreciation and income. Our strategy would commonly be described as a value strategy. That is, we strive to purchase stocks that are selling for less than what we believe their value is. In order to determine what we believe a security's value is, we evaluate its future income potential, taking into account the impact both currency fluctuations and inflation might have on that income stream. We then analyze what that income would be worth if paid today. That helps us decide what we think the security is worth today. We then compare our determination of the security's value to its current price to determine if it is a good value.

We use income as an indicator of value because we believe it allows us to compare securities across different sectors and different countries--all using one measurement standard. We can even use this analysis to compare stocks to bonds. We also evaluate other traditional value characteristics.

[We may purchase securities in any foreign country, developed or emerging; however, we currently anticipate investing in Australia, Belgium, Finland, France, Germany, Hong Kong, Italy, Japan, the Netherlands, New Zealand, Norway, Singapore, South Africa, South Korea, Spain, Sweden, Switzerland and the United Kingdom. This is a representative list; the Fund may also invest in countries not listed here.]

We generally maintain a long-term focus in the Fund, seeking companies that we believe will perform well over the next three to five years.

DELAWARE EMERGING MARKETS FUND
 Delaware Emerging Markets Fund seeks long-term capital appreciation. The Fund may invest in a broad range of equity securities, including common or ordinary stocks. Our primary emphasis will be on the stocks of companies considered to be from an emerging country.

 We consider an "emerging country" to be any country that is:

    o generally recognized to be an emerging or developing country by the international financial community, including the World Bank and the International Finance Corporation;
    o   classified by the United Nations as developing; or
    o included in the International Finance Corporation Free Index or the Morgan Stanley Capital International Emerging Markets Free Index.

[Developing or emerging countries include almost every nation in the world except the United States, Canada, Japan, Australia, New Zealand and most nations located in Western and Northern Europe. A representative list of the countries where we may invest includes: Argentina, Botswana, Brazil, Chile, China, Colombia, Croatia, Czech Republic, Egypt, Estonia, Ghana, Greece, Hong Kong, Hungary, India, Indonesia, Israel, Ivory Coast, Jamaica, Jordan, Kenya, Korea, Latvia, Lithuania, Malaysia, Mauritius, Mexico, Morocco, Nigeria, Pakistan, Peru, the Philippines, Poland, Portugal, Russia, Slovenia, South Africa, South Korea, Sri Lanka, Taiwan, Thailand, Turkey, Venezuela and Zimbabwe. We may invest in other countries, particularly as markets in other emerging countries develop.]

In deciding whether a company is from an emerging country, we evaluate publicly available information and question individual companies to determine if the company meets one of the following criteria:

    o the principal trading market for the company's securities is in a country that is emerging;
    o the company generates 50% or more of its annual revenue from operations in emerging countries, even though the company's securities are traded in an established market or in a combination of emerging and established markets; or
    o the company is organized under the laws of an emerging market country and has a principal office in an emerging country.

Currently, investing in many emerging countries is not feasible or may involve significant political risks. We focus our investments in emerging countries where we consider the economies to be developing strongly and where the markets are becoming more sophisticated. In deciding where to invest we place particular emphasis on factors such as economic conditions (including growth trends, inflation rates and trade balances), regulatory and currency controls, accounting standards and political and social conditions. We believe investment opportunities may result from an evolving long-term trend favoring market-oriented economies, a trend that may particularly benefit countries having developing markets.

When we evaluate individual companies we strive to apply a value-oriented selection process, identical to what we use for Delaware International Value Equity Fund, as described earlier in this Prospectus. However, in emerging markets, more emphasis needs to be placed on the manager's assessment of the company's risk of missing our forecast. Risk adjusted return forecasts are therefore of crucial importance in constructing the portfolio.

The Fund may invest up to 35% of its net assets in high-yield, high risk foreign fixed-income securities. This typically includes so-called Brady Bonds.

DELAWARE INTERNATIONAL SMALL CAP VALUE FUND
The Delaware International Small Cap Value Fund seeks long-term capital appreciation. The Fund seeks to achieve its objective by investing primarily in equity securities of smaller non-U.S. companies, which may include companies located or operating in established or emerging countries. Under normal circumstances, at least 65% of the Fund's total assets will be invested in equity securities of companies organized or having a majority of their assets in or deriving a majority of their operating income in countries outside of the United States.

The equity securities in which the Fund may invest include common or ordinary stocks, preferred stocks, rights or warrants to purchase common or ordinary stocks and securities convertible into common or ordinary stocks. The Fund may also invest in foreign companies through sponsored or unsponsored Depositary Receipts, which are receipts typically issued by a bank or trust company evidencing ownership of underlying securities issued by a foreign company. The Fund may invest in securities issued in any currency and may hold foreign currency.

In selecting investments for the Fund, the manager will employ a dividend discount analysis across country boundaries and will also use a purchasing power parity approach to identify currencies and markets that are overvalued or undervalued relative to the U.S. dollar. The manager uses the dividend discount analysis to compare the value of different investments. Using this technique, the manager looks at future anticipated dividends and discounts the value of those dividends back to what they would be worth if they were being paid today. With a purchasing parity approach, the manager attempts to identify the amount of goods and services that a dollar will buy in the United States and compare that to the amount of a foreign currency required to buy the same amount of goods and services in another country. Eventually, currencies should trade at levels that should make it possible for the dollar to buy the same amount of goods and services overseas as in the United States. When the dollar buys less, the foreign currency may be considered to be overvalued. Conversely, when the dollar buys more, the currency may be considered to be undervalued.

[While the Fund may purchase securities in any foreign country, including developed, developing, or emerging market countries, it is currently anticipated that the countries in which the Fund may invest will include, but not be limited to, Australia, France, Germany, Hong Kong, Ireland, Japan, the Netherlands, New Zealand, Singapore and the United Kingdom. With respect to certain countries, investments by an investment company may only be made through investments in closed-end investment companies that in turn are authorized to invest in the securities of such countries.]

The Fund may also invest in convertible preferred stocks that offer enhanced yield features, such as preferred equity redemption cumulative stock, and certain other non-traditional equity securities.

The Fund may invest up to 15% of its net assets in fixed-income securities issued by emerging country companies and foreign governments, their agencies, instrumentalities or political subdivisions, all of which may be high-yield, high risk fixed-income securities (commonly known as junk bonds) rated lower than BBB by S&P and Baa by Moody's or, if unrated, are considered by the manager to be of equivalent quality and which present special investment risks. See High-yield, high risk securities.

THE SECURITIES WE TYPICALLY INVEST IN
Stocks offer investors the potential for capital appreciation, and may pay dividends as well. Fixed-income securities offer the potential for greater income payments than stocks, and also may provide capital appreciation. The following chart provides a brief description of the securities that the Funds may invest in. The Funds holdings will generally be denominated in a foreign currency. Please see the Statement of Additional Information for additional descriptions of these as well as other investments.

---------------------------------------------------------------------------------------------------------------------------------
               SECURITIES                                                     HOW WE USE THEM
------------------------------------------ ------------------------------ --------------------------- ---------------------------
                                                     DELAWARE                                                  DELAWARE
                                                INTERNATIONAL VALUE                DELAWARE              INTERNATIONAL SMALL
                                                    EQUITY FUND             EMERGING MARKETS FUND           CAP VALUE FUND
------------------------------------------ ------------------------------ --------------------------- ---------------------------
COMMON OR ORDINARY STOCKS: Securities      The Funds will generally invest their assets in common or ordinary stocks, some of
that represent shares of ownership in a    which may be dividend-paying stocks.
corporation. Stockholders participate
in the corporation's profits and losses
indirectly, as the value of a
corporation's shares tends to change as
the corporation's earnings fluctuate.

------------------------------------------ --------------------------------------------------------------------------------------
AMERICAN DEPOSITARY RECEIPTS (ADRS),       Each Fund may invest in sponsored and unsponsored ADRs, EDRs and GDRs, generally
EUROPEAN DEPOSITARY RECEIPTS (EDRS), AND   focusing on those whose underlying securities are issued by foreign entities.
GLOBAL DEPOSITARY RECEIPTS (GDRS): ADRs    Sponsored depositary receipts are issued jointly by the issuer of the underlying
are receipts issued by a U.S. depositary   security and the depositary, and unsponsored depositary receipts are issued by the
(usually a U.S. bank) and EDRs and GDRs    depositary without the participation of the issuer of the underlying security.
are receipts issued by a depositary
outside of the U.S. (usually a non-U.S.    To determine whether to purchase a security in a foreign market or through a
bank or trust company or a foreign         depositary receipt, we evaluate the price levels, the transaction costs, taxes and
branch of a U.S. bank). Depositary         administrative costs or other relevant factors involved with each security to try to
receipts represent an ownership interest   identify the most efficient choice.
in an underlying security that is held
by the depositary. Generally, the holder
of the depositary receipt is entitled to
all payments of interest, dividends or
capital gains that are made on the
underlying security.
------------------------------------------ --------------------------------------------------------------------------------------
FOREIGN CURRENCY TRANSACTIONS: A forward   Although the Funds value their assets daily in U.S. dollars, they do not intend to
foreign currency exchange contract         convert their holdings of foreign currencies into U.S. dollars on a daily basis.
involves an obligation to purchase or      Each Fund will, however, from time to time, purchase or sell foreign currencies
sell a specific currency on a fixed        and/or engage in forward foreign currency exchange transactions. Each Fund may
future date at a price that is set at      conduct its foreign currency transactions on a cash basis at the rate prevailing in
the time of the contract. The future       the foreign currency exchange market or through a forward foreign currency exchange
date may be any number of days from the    contract or forward contract.
date of the contract as agreed by the
parties involved.                          A Fund may use forward contracts for defensive hedging purposes to attempt to protect the value of the Fund's current security or currency holdings. It may also use forward contracts if it has agreed to sell a security and wants to "lock-in" the price of that security, in terms of U.S. dollars. Investors should be aware of the costs of currency conversion. The Funds will not use forward contracts for speculative purposes.
---------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------
               SECURITIES                                                     HOW WE USE THEM
------------------------------------------ ------------------------------ --------------------------- ---------------------------
                                                     DELAWARE                                                  DELAWARE
                                                INTERNATIONAL VALUE                DELAWARE              INTERNATIONAL SMALL
                                                    EQUITY FUND             EMERGING MARKETS FUND           CAP VALUE FUND
------------------------------------------ ------------------------------ --------------------------- ---------------------------
INVESTMENT COMPANY SECURITIES: In some     The Fund may hold investment company securities if we believe the country offers
countries, investments by U.S. mutual      good investment opportunities. Such investment companies may be open-end or
funds are generally made by purchasing     closed-end investment companies. These investments involve an indirect payment of a
shares of investment companies that in     portion of the expenses of the other investment companies, including their advisory
turn invest in the securities of such      fees.
countries.
------------------------------------------ --------------------------------------------------------------------------------------
RESTRICTED SECURITIES: Privately placed    The Funds may invest in privately placed securities including those that are
securities  whose resale is restricted     eligible for resale only among certain institutional buyers without registration,
under securities law.                      which are commonly known as Rule 144A Securities.
------------------------------------------ ------------------------------ -------------------------------------------------------
ILLIQUID SECURITIES: Securities that do    The Fund may invest up to      The Fund may invest up to 15% of net assets in
not have a ready market, and cannot be     10% of net assets in           illiquid securities.
easily sold within seven days at           illiquid securities.
approximately the price that a fund has
valued them.
------------------------------------------ --------------------------------------------------------------------------------------
FOREIGN CORPORATE AND GOVERNMENT BONDS:    The Funds may invest a portion of their assets in foreign corporate or government
Debt obligations issued by foreign         fixed income securities consistent with their investment policies (such as market or
corporations, foreign governments, or a    capitalization), when in our opinion, attractive opportunities relative to those
foreign agency, instrumentality or         available through equity securities.
political subdivision of such
governments.                               Although not a principal strategy of the Funds, for temporary defensive purposes, a
                                           Fund may invest all or a substantial portion of its assets in these securities rated
                                           AA or better by S&P and Aa or better by Moody's, or if unrated, determined to be of comparable quality.
------------------------------------------ ------------------------------ --------------------------- ---------------------------
HIGH-YIELD, HIGH RISK FIXED-INCOME         The Fund does not invest in    The Fund may invest up to   The Fund may invest up to
SECURITIES: Securities that are rated      these securities.              35% of its net assets, in   15% of its net assets in
lower than BBB by S&P or Baa by Moody's,                                  high-yield, high risk       these securities.
or if unrated, have equal quality. These                                  foreign fixed-income
securities may be issued by companies,                                    securities.                 The Fund will not
governments, or governmental entities of                                                              purchase securities rated
emerging or developing countries, which                                                               lower than C by S&P or Ca
may be less creditworthy. A primary                                                                   by Moody's or, if
risk, which may be substantial, is that                                                               unrated, considered to
these companies, governments, or                                                                      be of an equivalent
entities may not be able to make                                                                      quality to such ratings
interest or principal payments.  An                                                                   by the manager.
additional risk is that the value of
these securities may decline
significantly.
------------------------------------------ --------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS: An agreement        Typically, we use repurchase agreements as a short-term investment for a Fund's cash
between a buyer of securities, such as a   position. In order to enter into these repurchase agreements, a Fund must have
Fund, and a seller of securities, in       collateral of 102% of the repurchase price. The Funds will only enter into
which the seller agrees to buy the         repurchase agreements in which the collateral is comprised of U.S. government
securities back within a specified time    securities.
at the same price the buyer paid for
them, plus an amount equal to an agreed
upon interest rate. Repurchase
agreements are often viewed as
equivalent to cash.
---------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------
               SECURITIES                                                     HOW WE USE THEM
------------------------------------------ ------------------------------ --------------------------- ---------------------------
                                                     DELAWARE                                                  DELAWARE
                                                INTERNATIONAL VALUE                DELAWARE              INTERNATIONAL SMALL
                                                    EQUITY FUND             EMERGING MARKETS FUND           CAP VALUE FUND
------------------------------------------ ------------------------------ --------------------------- ---------------------------
REAL ESTATE INVESTMENT TRUSTS (REITS):     The Funds does not invest in these securities.             The Fund may invest in
REITs are pooled investment vehicles                                                                  REITs consistent with its
which invest primarily in                                                                             investment objectives and
income-producing real estate or real                                                                  policies.
estate related loans or interests. REITs
are generally classified as equity
REITs, mortgage REITs or a combination
of equity and mortgage REITs. Equity
REITs invest the majority of their
assets directly in real property and
derive income primarily from the
collection of rents. Equity REITs can
also realize capital gains by selling
properties that have appreciated in
value. Mortgage REITs invest the
majority of their assets in real estate
mortgages and derive income from the
collection of interest payments.

------------------------------------------ --------------------------------------------------------------------------------------
OTHER SECURITIES: Each Fund is permitted   The Fund may invest in preferred stocks, convertible securities, warrants, futures
to invest in other securities than those   and options and the Delaware International Small Cap Value Fund may also enter into
that are listed here. More information     put and call options, futures contracts and options on futures contracts and options
about these securities can be found in     on foreign currencies.
the Statement of Additional Information.
---------------------------------------------------------------------------------------------------------------------------------

BORROWING FROM BANKS
Each Fund may borrow money as a temporary measure for extraordinary or emergency purposes or to facilitate redemptions. A Fund will not borrow money in excess of one-third of the value of its net assets.

LENDING SECURITIES
Each Fund may loan up to 25% of its assets to qualified broker, dealers or institutional investors for their use in securities transactions. These transactions, if any, may generate additional income for the Funds. All such loans will be secured by collateral.

TEMPORARY DEFENSIVE POSITIONS
For temporary defensive purposes, each Fund may each invest in high quality debt instruments issued by the U.S. government, its agencies or instrumentalities or U.S. companies. To the extent that a Fund does so, the Fund may be unable to meet its investment objective.

THE RISKS OF INVESTING IN THE FUNDS
Investing in any mutual fund involves risk, including the risk that you may receive little or no return on your investment, and the risk that you may lose part or all of the money you invest. Before you invest in a Fund, you should carefully evaluate the risks. Because of the nature of the Funds, you should consider your investment to be a long-term investment that typically provides the best results when held for a number of years. Following are the chief risks you assume when investing in the Funds. Please see the Statement of Additional Information for further discussion of these risks and other risks not discussed here.

----------------------------------------------------------------------------------------------------------------------------------
                RISKS                                                 HOW WE STRIVE TO MANAGE THEM
--------------------------------------- ---------------------------- ----------------------------- -------------------------------
                                                 DELAWARE                                                     DELAWARE
                                            INTERNATIONAL VALUE                DELAWARE                 INTERNATIONAL SMALL
                                                EQUITY FUND             EMERGING MARKETS FUND              CAP VALUE FUND
--------------------------------------- ------------------------------------------------------------------------------------------
MARKET RISK: The risk that all or a     We maintain a long-term investment approach and focus on stocks we believe can
majority of the securities in a         appreciate over an extended time frame regardless of interim market fluctuations. In
certain market-like the stock or bond   deciding what portion of a Fund's portfolio should be invested in any individual
market-or in a certain country or       country, we evaluate a variety of factors, including opportunities and risks relative to
region will decline in value because    other countries. We do not try to predict overall stock market movements and do not
of factors such as economic             trade for short-term purposes.
conditions, future expectations or
investor confidence.
--------------------------------------- ------------------------------------------------------------------------------------------
INDUSTRY AND SECURITY RISK: The risk    We typically hold a number of different securities in a variety of sectors in order to
that the value of securities in a       minimize the impact that a poorly performing security would have on a Fund.  Security
particular industry or the value of     risk is more significant for DELAWARE EMERGING MARKETS FUND, which is a non-diversified
an individual stock or bond will        fund.
decline because of changing
expectations for the performance of
that industry or for the individual
company issuing the stock or bond.
--------------------------------------- ---------------------------- ----------------------------- -------------------------------
EMERGING MARKET RISK: The possibility   The Fund, to the limited     The Fund is subject to this   The Fund may invest in
that the risks associated with          extent that it invests in    risk. Striving to manage      emerging market securities.
international investing will be         emerging markets, is         this risk, the portfolio      Striving to manage this risk,
greater in emerging markets than in     subject to this risk.        managers carefully screen     the portfolio managers
more developed foreign markets          Striving to manage this      securities within emerging    carefully screen securities
because, among other things, emerging   risk, the portfolio          markets and attempt to        within emerging markets and
markets may have less stable            managers carefully screen    consider material risks       attempt to consider material
political and economic environments.    securities within emerging   associated with an            risks associated with an
                                        markets and attempt to       individual company or bond    individual company or bond
                                        consider material risks      issuer.  We cannot            issuer.
                                        associated with an           eliminate emerging market
                                        individual company or bond   risk and consequently
                                        issuer.                      encourage shareholders to
                                                                     invest in the Fund only if
                                                                     they have a long-term time
                                                                     horizon, over which the
                                                                     potential of individual
                                                                     securities is more likely
                                                                     to be realized.
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
                RISKS                                                 HOW WE STRIVE TO MANAGE THEM
--------------------------------------- ---------------------------- ----------------------------- -------------------------------
                                                 DELAWARE                                                     DELAWARE
                                            INTERNATIONAL VALUE                DELAWARE                 INTERNATIONAL SMALL
                                                EQUITY FUND             EMERGING MARKETS FUND              CAP VALUE FUND
--------------------------------------- ------------------------------------------------------------------------------------------
POLITICAL RISK: The risk that           We evaluate the political situations in the countries where we invest and take into
countries or the entire region where    account any potential risks before we select securities for the portfolio. However,
we invest may experience political      there is no way to eliminate political risk when investing internationally. In emerging
instability. This may cause greater     markets political risk is typically more likely to affect the economy and share prices
fluctuation in the value and            than in developed markets.
liquidity of our investments due to
changes in currency exchange rates,
governmental seizures or
nationalization of assets.
--------------------------------------- ------------------------------------------------------------------------------------------
CURRENCY RISK: The risk that the        Each Fund may try to hedge its currency risk by purchasing foreign currency exchange
value of a fund's investments may be    contracts.  If a Fund agrees to purchase or sell foreign securities at a pre-set price
negatively affected by changes in       on a future date, the Fund may attempt to protect the value of a security it owns from
foreign currency exchange rates.        future changes in currency rates. If a Fund has agreed to purchase or sell a security,
Adverse changes in exchange rates may   it may also use foreign currency exchange contracts to "lock-in" the security's price
reduce or eliminate any gains           in terms of U.S. dollars or another applicable currency. Each Fund may use forward
produced by investments that are        currency exchange contracts only for defensive or protective measures, not to enhance
denominated in foreign currencies and   portfolio returns. However, there is no assurance that such a strategy will be
may increase any losses.                successful. Hedging is typically less practical in emerging markets.
--------------------------------------- ------------------------------------------------------------------------------------------
INFORMATION RISK: The risk that         We conduct fundamental research on the companies we invest in rather than relying solely
foreign companies may be subject to     on information available through financial reporting. As part of our worldwide research
different accounting, auditing and      process, we emphasize company visits. We believe this will help us to better uncover any
financial reporting standards than      potential weaknesses in individual companies.
U.S. companies. There may be less
information available about foreign
issuers than domestic issuers.
Furthermore, regulatory oversight of
foreign issuers may be less stringent
or less consistently applied than in
the United States.
--------------------------------------- ------------------------------------------------------------------------------------------
INEFFICIENT MARKET RISK: The risk       The Funds will attempt to reduce these risks by investing in a number of different
that foreign markets may be less        countries, and noting trends in the economy, industries and financial markets.
liquid, have greater price
volatility, less regulation and
higher transaction costs than U.S.
markets.
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
                RISKS                                                 HOW WE STRIVE TO MANAGE THEM
--------------------------------------- ---------------------------- ----------------------------- -------------------------------
                                                 DELAWARE                                                     DELAWARE
                                            INTERNATIONAL VALUE                DELAWARE                 INTERNATIONAL SMALL
                                                EQUITY FUND             EMERGING MARKETS FUND              CAP VALUE FUND
--------------------------------------- ------------------------------------------------------------------------------------------
SMALL COMPANY RISK: The risk that       The Fund typically focuses   The Fund may invest in        This is a significant risk
prices of smaller companies may be      its investment in larger     small companies and would     for the Fund. The Fund
more volatile than larger companies     companies.                   be subject to this risk.      attempts to reduce this risk
because of limited financial                                         Although typically we hold    by diversifying investments.
resources or dependence on narrow                                    a number of different
product lines.                                                       stocks in order to reduce
                                                                     the impact that one small
                                                                     company stock would have on
                                                                     the Fund because this is a
                                                                     non-diversified Fund, it is
                                                                     possible that a smaller
                                                                     company holding could be a
                                                                     significant holding and
                                                                     subject the Fund to greater
                                                                     risk.
--------------------------------------- ---------------------------- ----------------------------- -------------------------------
NON-DIVERSIFIED FUND RISK: The risk     The Fund is a diversified    The Fund will not be          The Fund is a diversified
that non-diversified funds are          fund, and is not subject     diversified under the 1940    fund, and is not subject to
believed to be subject to greater       to this risk.                Act. Non-diversified          this risk.
risks because adverse effects on                                     investment companies have
their security holdings may affect a                                 the flexibility to invest
larger portion of their overall                                      as much as 50% of their
assets.                                                              assets in as few as two
                                                                     issuers with no single
                                                                     issuer accounting for more
                                                                     than 25% of the portfolio.
                                                                     The remaining 50% of the
                                                                     portfolio must be
                                                                     diversified so that no more
                                                                     than 5% of a fund's assets
                                                                     is invested in the
                                                                     securities of a single
                                                                     issuer, with certain
                                                                     exceptions.
--------------------------------------- ------------------------------------------------------------------------------------------
TRANSACTION COSTS RISK: Relates to      Each Fund is subject to this risk. We strive to monitor transaction costs and to choose
the costs of buying, selling and        an efficient trading strategy for the Funds.
holding foreign securities, including
brokerage, tax and custody costs,
which may be higher than those
involved in domestic transactions
--------------------------------------- ------------------------------------------------------------------------------------------
INTEREST RATE RISK: The risk that       The Funds are generally less affected by interest rate risk than other risks because
securities, particularly bonds with     they typically hold a small amount of fixed-income securities.
longer maturities, will decrease in
value if interest rates rise.
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
                RISKS                                                 HOW WE STRIVE TO MANAGE THEM
--------------------------------------- ---------------------------- ----------------------------- -------------------------------
                                                 DELAWARE                                                     DELAWARE
                                            INTERNATIONAL VALUE                DELAWARE                 INTERNATIONAL SMALL
                                                EQUITY FUND             EMERGING MARKETS FUND              CAP VALUE FUND
--------------------------------------- ------------------------------------------------------------------------------------------
FOREIGN GOVERNMENT AND SUPRANATIONAL    The Fund is subject to this risk with respect to its debt investments and will attempt
SECURITIES RISKS: Relate to the         to limit this risk by performing credit analysis on the issuer of each security
ability of a foreign government or      purchased. The Fund also attempts to reduce this risk by limiting the portion of net
government related issuer to make       assets that may be invested in these securities.
timely payments on its external debt
obligations.                            The Fund also compares the risk-reward potential of foreign government securities being considered to that offered by equity securities to determine whether to allocate assets to equity or fixed-income investments.
--------------------------------------- ---------------------------- ----------------------------- -------------------------------
HIGH-YIELD, HIGH RISK FOREIGN           This is not a significant    The Fund may invest up to     The Fund may invest up to 15%
FIXED-INCOME SECURITIES:                risk for the Fund.           35% of its net assets in      of its net assets in
                                                                     high-yield, high risk         high-yield, high risk foreign
The economy and interest rates may      The Fund may invest up to    foreign fixed-income          fixed-income securities.
affect these high-yield, high risk      15% of its net assets in     securities.
securities differently from other       high-yield, high risk                                      We intend to limit our
securities.  Prices have been found to  foreign fixed-income         We intend to limit our        investment in any one lower
be less sensitive to interest rate      securities.                  investment in any single      rated bond, which can help to
changes than higher rated investments,                               lower rated bond, which can   reduce the effect of an
but more sensitive to adverse economic  We intend to limit our       help to reduce the effect     individual default on the
changes or individual corporate         investment in any one        of an individual default on   Fund, and to limit our overall
developments. Also, during an           lower rated bond, which      the Fund. We also intend      holdings of bonds in this
economic downturn or a substantial      can help to reduce the       to limit our overall          category. Such limitations
period of rising interest rates,        effect of an individual      holdings of bonds in this     may not protect the Fund from
highly leveraged issuers may            default on the Fund, and     category. Such limitations    widespread bond defaults
experience financial stress which       to limit our overall         may not protect the Fund      brought about by a sustained
would adversely affect their ability    holding of bonds in this     from widespread bond          economic downturn.
to service principal and interest       category. Such               defaults brought about by a
payment obligations, to meet projected  limitations may not          sustained economic downturn
business goals and to obtain            protect the Fund from        or from price declines that
additional financing. Changes by        widespread bond defaults     might result from changes
recognized rating agencies in their     brought about by a           in the quality ratings of
rating of any such security and in the  sustained economic           individual bonds.
ability of the issuer to make payments  downturn.
of interest and principal will also
ordinarily have a more dramatic effect
on the values of these investments
than on the values of higher-rated
securities. Consequently, these
changes will affect a Fund's net asset
value per share.
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
                RISKS                                                 HOW WE STRIVE TO MANAGE THEM
--------------------------------------- ---------------------------- ----------------------------- -------------------------------
                                                 DELAWARE                                                     DELAWARE
                                            INTERNATIONAL VALUE                DELAWARE                 INTERNATIONAL SMALL
                                                EQUITY FUND             EMERGING MARKETS FUND              CAP VALUE FUND
--------------------------------------- ------------------------------------------------------------------------------------------
REAL ESTATE INDUSTRY RISK INCLUDES      To the extent the Funds invest in REITs, it is subject to the risks associated with the
AMONG OTHERS: possible declines in      real estate industry. Investors should carefully consider these risks before investing
the value of real estate; risks         in the Funds.
related to general and local economic
conditions; possible lack of
availability of mortgage funds;
overbuilding; extended vacancies of
properties; increases in competition,
property taxes and operating
expenses; changes in zoning laws;
costs resulting from the clean-up of,
and liability to third parties
resulting from, environmental
problems; casualty for condemnation
losses; uninsured damages from
floods, earthquakes or other natural
disasters; limitations on and
variations in rents; and changes in
interest rates. REITs are subject to
substantial cash flow dependency,
defaults by borrowers,
self-liquidation, and the risk of
failing to qualify for tax-free
pass-through of income under the
Internal Revenue Code, or other
applicable, of countries REITs are
listed.
----------------------------------------------------------------------------------------------------------------------------------

DISCLOSURE OF PORTFOLIO HOLDINGS INFORMATION
A description of the Fund's policies and procedures with respect to the disclosure of the Fund's portfolio securities is available in the Fund's Statement of Additional Information and on the Fund's website at www.delawarefunds.com.

WHO MANAGES THE FUNDS

INVESTMENT MANAGERS
The Funds are managed by Delaware Management Company, a series of Delaware Management Business Trust, which is an indirect, wholly owned subsidiary of Delaware Management Holdings, Inc. Delaware Management Company makes investment decisions for the Funds, manages the Funds' business affairs and provides daily administrative services. For these services, the manager is paid an annual fee as follows:

------------------------------------------------------------------------------------------------------------------------------
                                DELAWARE EMERGING MARKETS FUND                 DELAWARE INTERNATIONAL VALUE EQUITY FUND
                                DELAWARE INTERNATIONAL SMALL CAP VALUE FUND
------------------------------------------------------------------------------------------------------------------------------
As a percentage of average      1.25% on first $500 million                    0.85% on the first $500 million
daily net assets                1.20% on the next $500 million                 0.80% on the next $500 million
                                1.15% on the next $1,500 million               0.75% on the next $1,500 million
                                1.10% on assets in excess of $2,500 million    0.70% on assets in excess of $2,500 million
------------------------------------------------------------------------------------------------------------------------------

Mondrian Investment Partners Ltd. ("Mondrian") is the sub-advisor for the Funds. Mondrian manages the Funds' portfolio under the overall supervision of Delaware Management Company and furnishes Delaware Management Company with investment recommendations, asset allocation advice, research and other investment services. For these services, the manager pays the sub-advisor a sub-advisory fee as follows:

------------------------------------------------------------------------------------------------------------------------------
                                                  DELAWARE EMERGING         DELAWARE INTERNATIONAL    DELAWARE INTERNATIONAL
                                                  MARKETS FUND              SMALL CAP VALUE FUND      VALUE EQUITY FUND
------------------------------------------------------------------------------------------------------------------------------
As a percentage of average daily net assets       0.30%                     0.20%                     0.20%
------------------------------------------------------------------------------------------------------------------------------

Prior to September 24, 2004, Mondrian was paid an aggregate fee by each Fund, at which time it served as the Funds' manager, for the last fiscal year as follows:

------------------------------------------------------------------------------------------------------------------------------
                                                  DELAWARE EMERGING         DELAWARE INTERNATIONAL    DELAWARE INTERNATIONAL
                                                  MARKETS FUND              SMALL CAP VALUE FUND      VALUE EQUITY FUND
------------------------------------------------------------------------------------------------------------------------------
As a percentage of average daily net assets       0.59%*                    0.70%*                    0.85%*
------------------------------------------------------------------------------------------------------------------------------

*Reflects a waiver of fees by the manager.

DELAWARE EMERGING MARKETS FUND
Clive Gillmore and Robert Akester have primary responsibility for making day-to-day investment decisions for Delaware Emerging Markets Fund. In making investment decisions for Delaware Emerging Markets Fund, Mr. Gillmore and Mr. Akester regularly consult with Emma R.E. Lewis and a fourteen member international equity team. Mr. Gillmore and Mr. Akester have managed the Fund since its inception.

CLIVE A. GILLMORE, Deputy Managing Director/Senior Portfolio Manager of Mondrian, is a graduate of the Warwick University, England, and the London Business School Investment Program, Mr. Gillmore joined Mondrian in 1990 after eight years of investment experience. His most recent position prior to joining Mondrian was as a Pacific Basin equity analyst and senior portfolio manager for Hill Samuel Investment Management Ltd. Prior to that, Mr. Gillmore was an analyst and portfolio manager for Legal and General Investment in the United Kingdom.

ROBERT AKESTER, Senior Portfolio Manager of Mondrian, joined Mondrian in 1996, Mr. Akester, who began his investment career in 1969, was most recently a Director of Hill Samuel Investment Management Ltd., which he joined in 1985. His prior experience included working as a Senior Analyst and head of the South-East Asian Research team at James Capel, and as a Fund Manager at Prudential Assurance Co., Ltd. Mr. Akester holds a BS in Statistics and Economics from University College, London and is an associate of the Institute of Actuaries, with a certificate in Finance and Investment.

EMMA R. E. LEWIS, Senior Portfolio Manager of Mondrian, is a graduate of Pembroke College, Oxford University, where she completed her Masters in Philosophy and Theology. She joined Mondrian in 1995, assuming analytical responsibilities in the Pacific Basin Team. She began her investment career at the Dutch bank ABN AMRO and later joined Fuji Investment Management. Ms. Lewis is an Associate of the U.K. Society of Investment Professionals.

DELAWARE INTERNATIONAL SMALL CAP VALUE FUND
Clive A. Gillmore and Ormala Krishnan have primary responsibility for making day-to-day investment decisions for the Fund.

ORMALA KRISHNAN, Portfolio Manager of Mondrian, received a BSc (Mathematics) from the National University of Singapore and an MSc (Actuarial Science) from City University, London. Before joining Mondrian in 2000, she was an investment consultant with William M. Mercer, London. In 1993, she began her investment career with Koeneman Capital Management, Singapore (acquired by DBS Asset Management in 1998), building quantitative investment models before becoming a portfolio manager with country responsibilities for Japan, Thailand and Indonesia equity markets. Currently, she is pursuing a PhD in Investment & Finance with City University Business School, London. Ms. Krishnan has managed The Emerging Markets Portfolio since May 2000.

Please see Delaware Emerging Markets Fund' portfolio manager information for the description of Mr. Gillmore's business experience.

DELAWARE INTERNATIONAL VALUE EQUITY FUND
Clive A. Gillmore, Nigel G. May and Emma R.E. Lewis have primary responsibility for making day-to-day investment decisions for Delaware International Value Equity Fund. In making investment decisions for the Fund, Mr. Gillmore, Mr. May and Ms. Lewis regularly consult with a fourteen member international equity team.

NIGEL G. MAY, Director/Senior Portfolio Manager/Regional Research Director of Mondrian, is a graduate of Sidney Sussex College, Cambridge. Prior to joining Mondrian in 1991, he had been with Hill Samuel Investment Management Group for five years.

Please see Delaware Emerging Markets Fund's portfolio manager information for Mr. Gillmore and Ms. Lewis' business experience.

WHO'S WHO?
This diagram shows the various organizations involved with managing, administering and servicing the Delaware Investments funds.

[GRAPHIC OMITTED: DIAGRAM SHOWING THE VARIOUS ORGANIZATIONS INVOLVED WITH MANAGING, ADMINISTERING, AND SERVICING THE DELAWARE INVESTMENTS FUNDS]

                                                       BOARD OF TRUSTEES
                                                                                                CUSTODIAN
                  INVESTMENT MANAGER                                                            JPMorgan Chase Bank
Delaware Management Company                                                                     4 Chase Metrotech Center
2005 Market Street                                     THE FUNDS                                Brooklyn, NY 11245
Philadelphia, PA 19103-7094

SUB-ADVISOR                        DISTRIBUTOR                        SERVICE AGENT
Mondrian Investment Partners Ltd.  Delaware Distributors, L.P.        Delaware Service Company, Inc.
80 Cheapside, Third Floor          2005 Market Street                 2005 Market Street
London, England EC2V 6EE           Philadelphia, PA 19103-7094        Philadelphia, PA 19103-7094

PORTFOLIO MANAGERS                 FINANCIAL INTERMEDIARY WHOLESALER
(see page __ for details)          Lincoln Financial Distributors,
                                   Inc.
                                   2001 Market Street
                                   Philadelphia, PA 19103-7055

                                                       FINANCIAL ADVISORS
                                                       SHAREHOLDERS

BOARD OF TRUSTEES A mutual fund is governed by a Board of Trustees which has oversight responsibility for the management of the fund's business affairs. Trustees establish procedures and oversee and review the performance of the investment manager, the distributor and others that perform services for the fund. Generally, at least 40% of the Board of Trustees must be independent of the fund's investment manager and distributor. However, the Fund relies on certain exemptive rules created by the SEC that require the Board of Trustees overseeing the Fund to be comprised of a majority of such independent Trustees. These independent fund trustees, in particular, are advocates for shareholder interests.

INVESTMENT MANAGER An investment manager is a company responsible for selecting portfolio investments consistent with the objective and policies stated in the mutual fund's Prospectus. The investment manager places portfolio orders with broker/dealers and is responsible for obtaining the best overall execution of those orders. A written contract between a mutual fund and its investment manager specifies the services the manager performs. Most management contracts provide for the manager to receive an annual fee based on a percentage of the fund's average daily net assets. The manager is subject to numerous legal restrictions, especially regarding transactions between itself and the funds it advises.

DISTRIBUTOR Most mutual funds continuously offer new shares to the public through distributors who are regulated as broker-dealers and are subject to NASD Regulation, Inc. (NASDR(SM)) rules governing mutual fund sales practices.

FINANCIAL INTERMEDIARY WHOLESALER Pursuant to a contractual arrangement with Delaware Distributors, L.P., Lincoln Financial Distributors, Inc. (LFD) is primarily responsible for promoting the sale of Fund shares through broker/dealers, financial advisors and other financial intermediaries.

SERVICE AGENT Mutual fund companies employ service agents (sometimes called transfer agents) to maintain records of shareholder accounts, calculate and disburse dividends and capital gains and prepare and mail shareholder statements and tax information, among other functions. Many service agents also provide customer service to shareholders.

FINANCIAL ADVISORS Financial advisors provide advice to their clients, analyzing their financial objectives and recommending appropriate funds or other investments. Financial advisors are compensated for their services, generally through sales commissions, and through 12b-1 and/or service fees deducted from the fund's assets.

SHAREHOLDERS Like shareholders of other companies, mutual fund shareholders have specific voting rights, including the right to elect trustees. Material changes in the terms of a fund's management contract must be approved by a shareholder vote, and funds seeking to change fundamental investment policies must also seek shareholder approval.

SUB-ADVISOR A sub-advisor is a company generally responsible for the management of the fund's assets or some portion thereof. The sub-advisor is selected and supervised by the investment manager.

PORTFOLIO MANAGERS Portfolio managers are employed by the investment manager and/or sub-advisor to make investment decisions for individual portfolios on a day-to-day basis.

CUSTODIAN Mutual funds are legally required to protect their portfolio securities and most funds place them with a qualified bank custodian who segregates fund securities from other bank assets.

ABOUT YOUR ACCOUNT

INVESTING IN THE FUNDS

Institutional Class shares are available for purchase only by the following:

o retirement plans introduced by persons not associated with brokers or dealers that are primarily engaged in the retail securities business and rollover individual retirement accounts from such plans;

o tax-exempt employee benefit plans of the Funds' manager or its affiliates and of securities dealer firms with a selling agreement with the distributor;

o institutional advisory accounts of the Funds' manager, or its affiliates and those having client relationships with Delaware Investment Advisers, another series of Delaware Management Business Trust, or its affiliates and their corporate sponsors, as well as subsidiaries and related employee benefit plans and rollover individual retirement accounts from such institutional advisory accounts;

o a bank, trust company and similar financial institution investing for its own account or for the account of its trust customers for whom the financial institution is exercising investment discretion in purchasing shares of the Class, except where the investment is part of a program that requires payment to the financial institution of a Rule 12b-1 Plan fee;

o registered investment advisors investing on behalf of clients that consist solely of institutions and high net-worth individuals having at least $1,000,000 entrusted to the advisor for investment purposes. Use of the Institutional Class shares is restricted to advisors who are not affiliated or associated with a broker or dealer and who derive compensation for their services exclusively from their advisory clients;

o certain plans qualified under Section 529 of the Internal Revenue Code for which the Fund's manager, distributor or service agent or one or more of their affiliates provide record keeping, administrative, investment management, marketing, distribution or similar services; or

o programs sponsored by financial intermediaries where such program requires the purchase of Institutional Class shares.

If you are establishing an account in Delaware International Value Equity Fund on behalf of a defined contribution plan and the amount of the initial investment is at least $5 million or total assets in the plan exceed $100 million (regardless of the size of the initial investment), please call your Client Services Representative at 800 510-4015 to determine whether another more suitable alternative is available.

HOW TO BUY SHARES

[GRAPHIC OMITTED: ILLUSTRATION OF AN ENVELOPE]

BY MAIL
Complete an investment slip and mail it with your check, made payable to the fund and class of shares you wish to purchase, to Delaware Investments, 2005 Market Street, Philadelphia, PA 19103-7094. If you are making an initial purchase by mail, you must include a completed investment application (or an appropriate retirement plan application if you are opening a retirement account) with your check.

[GRAPHIC OMITTED: ILLUSTRATION OF A JAGGED LINE]

BY WIRE
Ask your bank to wire the amount you want to invest to Bank of New York, ABA #021000018, Bank Account number 8900403748. Include your account number and the name of the fund in which you want to invest. If you are making an initial purchase by wire, you must call us at 800 510-4015 so we can assign you an account number.

[GRAPHIC OMITTED: ILLUSTRATION OF AN EXCHANGE SYMBOL]

BY EXCHANGE
You can exchange all or part of your investment in one or more funds in the Delaware Investments family for shares of other funds in the family. Please keep in mind, however, that you may not exchange your shares for Class B or Class C shares. To open an account by exchange, call your Client Services Representative at 800 510-4015.

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THROUGH YOUR FINANCIAL ADVISOR
Your financial advisor can handle all the details of purchasing shares, including opening an account. Your advisor may charge a separate fee for this service.

The price you pay for shares will depend on when we receive your purchase order. In particular, we reserve the right to reject any specific order for any person whose transactions seem to follow a "market timing" pattern. If we or an authorized agent receives your order before the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. Eastern Time), you will pay that day's closing share price which is based on the Fund's net asset value. If your order is received after the close of regular trading, you will pay the next business day's price. A business day is any day that the New York Stock Exchange is open for business. We reserve the right to reject any purchase order.

We determine each Fund's net asset value (NAV) per share at the close of regular trading on the New York Stock Exchange each business day that the Exchange is open. We normally calculate this value by adding the market value of all the securities and assets in a Fund's portfolio, deducting all liabilities, and dividing the resulting number by the number of shares outstanding. The result is the net asset value per share. Foreign securities, currencies and other assets denominated in foreign currencies are translated into U.S. dollars at the exchange rate of these currencies against the U.S. dollar, as provided by an independent pricing service. We generally price securities and other assets for which market quotations are readily available at their market value. We price fixed-income securities on the basis of valuations provided to us by an independent pricing service that uses methods approved by the Board of Trustees. Any fixed-income securities that have a maturity of less than 60 days, we price at amortized cost. For all other securities, we use methods approved by the Board of Trustees that are designed to price securities at their fair market value.

FAIR VALUATION
Each Fund uses fair value pricing, it may take into account any factors it deems appropriate. A Fund may determine fair value based upon developments related to a specific security, current valuations of foreign stock indices (as reflected in U.S. futures markets) and/or U.S. sector or broader stock market indices. The prices of securities used by a Fund to calculate its NAV may differ from quoted or published prices for the same securities. Fair value pricing may involve subjective judgments and it is possible that the fair value determined for a security is materially different than the value that could be realized upon the sale of that security.

Each Fund anticipates using fair value pricing for securities primarily traded on U.S. exchanges only under very limited circumstances, such as the early closing of the exchange on which a security is traded or suspension of trading in the security. Funds may use fair value pricing more frequently for securities primarily traded in non-U.S. markets because, among other things, most foreign markets close well before a Fund values its securities at 4:00 p.m., Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. To account for this, each Fund may frequently value many foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.

Subject to the Board's oversight, each Fund's Board has delegated responsibility for valuing a Fund's assets to a Pricing Committee of the Manager, which operates under the policies and procedures approved by the Board, to value a Fund's assets on behalf of each Fund. The Pricing Committee values Fund assets as described above.

HOW TO REDEEM SHARES

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BY MAIL
You can redeem your shares (sell them back to the fund) by mail by writing to:
Delaware Investments, 2005 Market Street, Philadelphia, PA 19103-7094. All owners of the account must sign the request, and for redemptions of more than $100,000, you must include a signature guarantee for each owner. You can also fax your written request to 267 256-8992. Signature guarantees are also required when redemption proceeds are going to an address other than the address of record on an account.

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BY TELEPHONE
You can redeem up to $100,000 of your shares by telephone. You may have the proceeds sent to you by check, or, if you redeem at least $1,000 of shares, you may have the proceeds sent directly to your bank by wire. Bank information must be on file before you request a wire redemption.

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BY WIRE
You can redeem $1,000 or more of your shares and have the proceeds deposited directly to your bank account, normally the next business day after we receive your request. Bank information must be on file before you request a wire redemption.

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THROUGH YOUR FINANCIAL ADVISOR
Your financial advisor can handle all the details of redeeming your shares. Your advisor may charge a separate fee for this service.

If you hold your shares in certificates, you must submit the certificates with your request to sell the shares. We recommend that you send your certificates by certified mail.

When you send us a properly completed request to redeem or exchange shares, and we or an authorized agent receives the request before the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. Eastern Time), you will receive the net asset value next determined after we receive your request. If we receive your request after the close of regular trading on the New York Stock Exchange, you will receive the net asset value next determined on the next business day. You may have to pay taxes on the proceeds from your sale of shares. We will send you a check, normally the next business day, but no later than seven days after we receive your request to sell your shares. If you purchased your shares by check, we will wait until your check has cleared, which can take up to 15 days, before we send your redemption proceeds.

ACCOUNT MINIMUM
If you redeem shares and your account balance falls below $250, the Fund may redeem your account after 60 days' written notice to you.

EXCHANGES
You can exchange all or part of your shares, normally for shares of the same class in another Delaware Investments fund. We may refuse the purchase side of any exchange request, if, in the investment manager's judgment, the Fund would be unable to invest effectively in accordance with its investment objectives and policies or would otherwise potentially be adversely affected. In particular, a pattern of exchanges that coincide with a "market timing" strategy may be refused. In addition, subject to eligibility criteria, defined contribution plans may exchange into Class P shares of The International Equity Portfolio of Delaware Pooled Trust when available. If you exchange shares to a fund that has a sales charge you will pay any applicable sales charges on your new shares. You don't pay sales charges on shares that are acquired through the reinvestment of dividends. You may have to pay taxes on your exchange. When you exchange shares, you are purchasing shares in another fund so you should be sure to get a copy of the fund's Prospectus and read it carefully before buying shares through an exchange. You may not exchange your shares for Class B and Class C shares of the funds in the Delaware Investments family.

FREQUENT TRADING OF FUND SHARES (MARKET TIMING)
Each Fund discourages purchases by market timers and purchase orders (including the purchase side of exchange orders) by shareholders identified as market timers may be rejected. The Fund's Board of Trustees has adopted policies and procedures designed to detect, deter and prevent trading activity detrimental to each Fund and its shareholders, such as market timing. Each Fund will consider anyone who follows a pattern of market timing in any fund in the Delaware Investments Family of Funds or the Optimum Funds Trust to be a market timer and may consider anyone who has followed a similar pattern of market timing at an unaffiliated fund family to be a market timer.

Market timing of a fund occurs when investors make consecutive rapid short-term "roundtrips", or in other words, purchases into a fund followed quickly by redemptions out of that fund. A short-term roundtrip is any redemption of fund shares within 20 business days of a purchase of that fund's shares. If you make a second such short-term roundtrip in a fund within the same calendar quarter of a previous short-term roundtrip in that fund, you may be considered a market timer. The purchase and sale of fund shares through the use of the exchange privilege are also included in determining whether market timing has occurred. Each Fund also reserves the right to consider other trading patterns as market timing.

Your ability to use a Fund's exchange privilege may be limited if you are identified as a market timer. If you are identified as a market timer, we will execute the redemption side of your exchange order but may refuse the purchase side of your exchange order. Each Fund reserves the right to restrict, reject or cancel, without prior notice, any purchase or exchange order for any reason, including any purchase or exchange order accepted by any shareholder's financial intermediary or in any omnibus-type account. Transactions placed in violation of a Fund's market timing policy are not necessarily deemed accepted by the Fund and may be cancelled or revoked by the Fund on the next business day following receipt by the Fund.

However, sales of Fund shares back to a Fund or redemptions will continue to be permitted in accordance with the terms of the Fund's current Prospectus. This may result in an undesirable situation where a shareholder with an account closed to new purchases could be faced with a costly redemption of Fund shares if, for example, these shares have declined in value, the shareholder recently paid a front-end sales charge or the shares are subject to a CDSC, or the sale results in adverse tax consequences to the shareholder. To avoid this risk, a shareholder should carefully monitor the purchases, sales, and exchanges of Fund shares and avoid frequent trading in Fund shares.

Each Fund reserves the right to modify this policy, including any monitoring procedures and the procedures to close accounts to new purchases established from time to time to effectuate this policy, at any time without notice. Though the implementation of this policy involves judgments that are inherently subjective and involves some selectivity in their application, we seek to make judgments and applications that are consistent with the interests of the Fund's shareholders. While we will seek to take actions that will detect market timing, we cannot represent that such trading activity can be completely eliminated.

RISKS OF MARKET TIMING
By realizing profits through short-term trading, shareholders that engage in rapid purchases and sales or exchanges of the Fund's shares dilute the value of shares held by long-term shareholders. Volatility resulting from excessive purchases and sales or exchanges of Fund shares, especially involving large dollar amounts, may disrupt efficient portfolio management. In particular, a Fund may have difficulty implementing its long-term investment strategies if it is forced to maintain a higher level of its assets in cash to accommodate significant short-term trading activity. Excessive purchases and sales or exchanges of a Fund's shares may force the Fund to sell portfolio securities at inopportune times to raise cash to accommodate short-term trading activity. In addition, a Fund may incur increased expenses if one or more shareholders engage in excessive or short-term trading. For example, a Fund may be forced to liquidate investments as a result of short-term trading and incur increased brokerage costs and realization of taxable capital gains without attaining any investment advantage. All of these factors may adversely affect Fund performance.

A Fund that invests significantly in foreign securities may be particularly susceptible to short-term trading strategies. This is because foreign securities are typically traded on markets that close well before the time a Fund calculates its NAV at 4:00 p.m. Eastern Time, which gives rise to the possibility that developments may have occurred in the interim that would affect the value of these securities. The time zone differences among international stock markets can allow a shareholder engaging in a short-term trading strategy to exploit differences in Fund share prices that are based on closing prices of foreign securities established some time before the Fund calculates its own share price. Any Fund that invests in securities that are, among other things, thinly traded, traded infrequently, or relatively illiquid has the risk that the current market price for the securities may not accurately reflect current market values. A shareholder may seek to engage in short-term trading to take advantage of these pricing differences. Funds that may be adversely affected by such arbitrage include, in particular, funds that significantly invest in small cap securities, technology and other specific industry sector securities, and in certain fixed-income securities, such as high yield bonds, asset-backed securities, or municipal bonds.

TRANSACTION MONITORING PROCEDURES
Each Fund, through its transfer agent, maintains surveillance procedures designed to detect excessive or short-term trading in Fund shares. This monitoring process involves several factors, which includes scrutinizing transactions in Fund shares for transactions in violation of the Fund's market timing policy or other patterns of short-term or excessive trading. For purposes of these transaction monitoring procedures, the Funds may consider trading activity in multiple accounts under common ownership, control, or influence. Trading activity identified by either, or a combination, of these factors, or as a result of any other information available at the time, will be evaluated to determine whether such activity might constitute excessive or short-term trading. These procedures may be modified from time to time, as necessary or appropriate to improve the detection of excessive or short-term trading or to address specific circumstances, such as for certain retirement plans, to conform to plan exchange limits or U.S. Department of Labor regulations, or for certain automated or pre-established exchange, asset allocation or dollar cost averaging programs, or omnibus account arrangements.

Omnibus account arrangements are common forms of holding shares of the Funds, particularly among certain brokers, dealers, and other financial intermediaries, including sponsors of retirement plans and variable insurance products. The Funds seek to apply their monitoring procedures to these omnibus account arrangements and to the individual participant level in such accounts. In efforts to discourage market timers in such accounts the Funds may consider enforcement against market timers at the participant level and at the omnibus level, up to and including termination of the omnibus account.

LIMITATIONS ON ABILITY TO DETECT AND CURTAIL MARKET TIMING
Shareholders seeking to engage in market timing may employ a variety of strategies to avoid detection and, despite the efforts of a Fund and its agents to detect market timing in Fund shares, there is no guarantee that a Fund will be able to identify these shareholders or curtail their trading practices. In particular, a Fund may not be able to detect market timing in Fund shares attributable to a particular investor who effects purchase and/or exchange activity in Fund shares through omnibus accounts. Also, multiple tiers of these entities may exist, each utilizing an omnibus account arrangement, which may further compound the difficulty of detecting excessive or short duration trading activity in Fund shares.

DIVIDENDS, DISTRIBUTIONS AND TAXES
Dividends, if any, are paid annually for of each of the Funds. We automatically reinvest all dividends and any capital gains, unless you direct us otherwise.

In addition, in order to satisfy certain distribution requirements of the Tax Reform Act of 1986, the Funds may declare special year-end dividend and capital gains distributions during November and December to shareholders of record on a date in such month. Such distributions, if received by shareholders by January, are deemed to have been paid by the Funds and received by shareholders on the earlier of the date paid or December 31 of the prior year.

The tax status of your dividends from the Funds is the same whether you reinvest your dividends or receive them in cash.

Distributions from the Funds' long-term capital gains are taxable as capital gains, while distributions from short-term capital gains and net investment income are generally taxable as ordinary income. The tax rate on capital gains is less than the tax rate on ordinary income.

You also may be subject to state and local taxes on distributions. Tax laws are subject to change, so we urge you to consult your tax advisor about your particular tax situation and how it might be affected by current tax law.

We will send you a statement each year by January 31 detailing the amount and nature of all dividends and capital gains that you were paid for the prior year.

OTHER INVESTMENT POLICIES AND RISK CONSIDERATIONS

HIGH-YIELD, HIGH RISK SECURITIES
Delaware Emerging Markets Fund and Delaware International Small Cap Value Fund may invest in high-yield, high risk foreign fixed-income securities. In the past, in the opinion of the manager, the high-yields from these bonds have more than compensated for their higher default rates. There can be no assurance, however, that yields will continue to offset default rates on these bonds in the future. The manager intends to maintain adequately diversified portfolios of stocks and bonds. While diversification can help to reduce the effect of an individual default on a Fund, there can be no assurance that diversification will protect the Delaware International Small Cap Value Fund from widespread bond defaults brought about by a sustained economic downturn.

Medium- and low-grade bonds held by a Fund may be issued as a consequence of corporate restructurings, such as leveraged buy-outs, mergers, acquisitions, debt recapitalizations or similar events. Also these bonds are often issued by smaller, less creditworthy companies or foreign governments or by highly leveraged (indebted) firms, which are generally less able than more financially stable firms to make scheduled payments of interest and principal. The risks posed by bonds issued under such circumstances are substantial.

The economy and interest rates may affect these high-yield, high risk securities differently from other securities. Prices have been found to be less sensitive to interest rate changes than higher rated investments, but more sensitive to adverse economic changes or individual corporate developments. Also, during an economic downturn or a substantial period of rising interest rates, highly leveraged issuers may experience financial stress which would adversely affect their ability to service principal and interest payment obligations, to meet projected business goals and to obtain additional financing. Changes by recognized rating agencies in their rating of any security and in the ability of an issuer to make payments of interest and principal will also ordinarily have a more dramatic effect on the values of these investments than on the values of higher-rated securities. Consequently, these changes will affect a Fund's net asset value per share.

FOREIGN CURRENCY TRANSACTIONS
Although each Fund values its assets daily in terms of U.S. dollars, it does not intend to convert its holdings of foreign currencies into U.S. dollars on a daily basis. Each Fund will, however, from time to time, purchase or sell foreign currencies and/or engage in forward foreign currency transactions in order to expedite settlement of portfolio transactions and to minimize currency value fluctuations. Each Fund may conduct its foreign currency exchange transactions on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market or through entering into contracts to purchase or sell foreign currencies at a future date (i.e., a "forward foreign currency" contract or "forward" contract). A forward contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract, agreed upon by the parties, at a price set at the time of the contract. Each Fund will convert currency on a spot basis from time to time, and investors should be aware of the costs of currency conversion.

Each Fund may enter into forward contracts to "lock in" the price of a security it has agreed to purchase or sell, in terms of U.S. dollars or other currencies in which the transaction will be consummated. By entering into a forward contract for the purchase or sale, for a fixed amount of U.S. dollars or foreign currency, of the amount of foreign currency involved in the underlying security transaction, a Fund will be able to protect itself against a possible loss resulting from an adverse change in currency exchange rates during the period between the date the security is purchased or sold and the date on which payment is made or received.

When the manager believes that the currency of a particular country may suffer a significant decline against the U.S. dollar or against another currency, a Fund may enter into a forward foreign currency contract to sell, for a fixed amount of U.S. dollars or other appropriate currency, the amount of foreign currency approximating the value of some or all of the Fund's securities denominated in such foreign currency.

A Fund will not enter into forward contracts or maintain a net exposure to such contracts where the consummation of the contracts would obligate the Delaware International Small Cap Value Fund to deliver an amount of foreign currency in excess of the value of the Delaware International Small Cap Value Fund's securities or other assets denominated in that currency.

At the maturity of a forward contract, a Fund may either sell the portfolio security and make delivery of the foreign currency, or it may retain the security and terminate its contractual obligation to deliver the foreign currency by purchasing an "offsetting" contract with the same currency trader obligating it to purchase, on the same maturity date, the same amount of the foreign currency. A Fund may realize gains or losses from currency transactions.

CERTAIN MANAGEMENT CONSIDERATIONS

INVESTMENTS BY FUND OF FUNDS AND INVESTMENT VEHICLES THAT OPERATE SIMILARLY TO FUNDS OF FUNDS
The Fund accepts investments from funds of funds, including those within Delaware Investments family, and investment vehicles that operate similarly to funds of funds, such as 529 plans. A "529 Plan" is a college savings program that operates under section 529 of the Internal Revenue Code. From time to time, the Fund may experience large investments or redemptions due to allocations or rebalancings by these funds of funds and/or similar investment vehicles. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on portfolio management. For example, the Fund may be required to sell securities or invest cash at times when it would not otherwise do so. These transactions could also have tax consequences if sales of securities result in gains, and could also increase transaction costs or portfolio turnover. The manager will monitor transactions by the funds of funds and/or similar investment vehicles and will attempt to minimize any adverse effects on the Fund and funds of funds and/or similar investment vehicle as a result of these transactions.

FINANCIAL HIGHLIGHTS

THE FINANCIAL HIGHLIGHTS TABLES are intended to help you understand a Fund's financial performance. All "per share" information reflects financial results for a single Fund share. This information has been audited by Ernst & Young LLP, whose report, along with each Fund's financial statements, is included in the Fund's annual report, which is available upon request by calling 800 523-1918.

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                                                                                       INSTITUTIONAL CLASS
DELAWARE INTERNATIONAL VALUE EQUITY FUND                                                 YEAR ENDED 11/30
                                                                    --------------------------------------------------------------
                                                                            2004        2003         2002        2001         2000
------------------------------------------------------------------- ------------ ----------- ------------ ----------- ------------
------------------------------------------------------------------- ------------ ----------- ------------ ----------- ------------
NET ASSET VALUE, BEGINNING OF PERIOD
------------------------------------------------------------------- ------------ ----------- ------------ ----------- ------------

------------------------------------------------------------------- ------------ ----------- ------------ ----------- ------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
------------------------------------------------------------------- ------------ ----------- ------------ ----------- ------------
Net investment income(1)
------------------------------------------------------------------- ------------ ----------- ------------ ----------- ------------
Net realized and unrealized gain (loss) on investments
       and foreign currencies
------------------------------------------------------------------- ------------ ----------- ------------ ----------- ------------
Total from investment operations
------------------------------------------------------------------- ------------ ----------- ------------ ----------- ------------

------------------------------------------------------------------- ------------ ----------- ------------ ----------- ------------
LESS DIVIDENDS AND DISTRIBUTIONS FROM:
------------------------------------------------------------------- ------------ ----------- ------------ ----------- ------------
Net investment income
------------------------------------------------------------------- ------------ ----------- ------------ ----------- ------------
Net realized gain on investments
------------------------------------------------------------------- ------------ ----------- ------------ ----------- ------------
Total dividends and distributions
------------------------------------------------------------------- ------------ ----------- ------------ ----------- ------------

------------------------------------------------------------------- ------------ ----------- ------------ ----------- ------------
NET ASSET VALUE, END OF PERIOD
------------------------------------------------------------------- ------------ ----------- ------------ ----------- ------------

------------------------------------------------------------------- ------------ ----------- ------------ ----------- ------------
TOTAL RETURN(2)
------------------------------------------------------------------- ------------ ----------- ------------ ----------- ------------

------------------------------------------------------------------- ------------ ----------- ------------ ----------- ------------
RATIOS AND SUPPLEMENTAL DATA:
------------------------------------------------------------------- ------------ ----------- ------------ ----------- ------------
Net assets, end of period (000 omitted)
------------------------------------------------------------------- ------------ ----------- ------------ ----------- ------------
Ratio of expenses to average net assets
------------------------------------------------------------------- ------------ ----------- ------------ ----------- ------------
Ratio of net investment income to average net assets
------------------------------------------------------------------- ------------ ----------- ------------ ----------- ------------
Portfolio turnover
----------------------------------------------------------------------------------------------------------------------------------

(1) The average shares outstanding method has been applied for per share information.
(2) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.

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                                                                                   INSTITUTIONAL CLASS
DELAWARE EMERGING MARKETS FUND                                                       YEAR ENDED 11/30
                                                              -----------------------------------------------------------------
                                                                      2004         2003         2002         2001          2000
------------------------------------------------------------- ------------ ------------ ------------ ------------ -------------
------------------------------------------------------------- ------------ ------------ ------------ ------------ -------------
NET ASSET VALUE, BEGINNING OF PERIOD
------------------------------------------------------------- ------------ ------------ ------------ ------------ -------------

------------------------------------------------------------- ------------ ------------ ------------ ------------ -------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
------------------------------------------------------------- ------------ ------------ ------------ ------------ -------------
Net investment income(1)
------------------------------------------------------------- ------------ ------------ ------------ ------------ -------------
Net realized and unrealized gain (loss) on investments and
      foreign currencies
------------------------------------------------------------- ------------ ------------ ------------ ------------ -------------
Total from investment operations
------------------------------------------------------------- ------------ ------------ ------------ ------------ -------------

------------------------------------------------------------- ------------ ------------ ------------ ------------ -------------
LESS DIVIDENDS AND DISTRIBUTIONS FROM:
------------------------------------------------------------- ------------ ------------ ------------ ------------ -------------
Net investment income
------------------------------------------------------------- ------------ ------------ ------------ ------------ -------------
Total dividends and distributions
------------------------------------------------------------- ------------ ------------ ------------ ------------ -------------

------------------------------------------------------------- ------------ ------------ ------------ ------------ -------------
NET ASSET VALUE, END OF PERIOD
------------------------------------------------------------- ------------ ------------ ------------ ------------ -------------

------------------------------------------------------------- ------------ ------------ ------------ ------------ -------------
TOTAL RETURN(2)
------------------------------------------------------------- ------------ ------------ ------------ ------------ -------------

------------------------------------------------------------- ------------ ------------ ------------ ------------ -------------
RATIOS AND SUPPLEMENTAL DATA:
------------------------------------------------------------- ------------ ------------ ------------ ------------ -------------
Net assets, end of period (000 omitted)
------------------------------------------------------------- ------------ ------------ ------------ ------------ -------------
Ratio of expenses to average net assets
------------------------------------------------------------- ------------ ------------ ------------ ------------ -------------
Ratio of expenses to average net assets prior to expense
      limitation and expenses paid indirectly
------------------------------------------------------------- ------------ ------------ ------------ ------------ -------------
Ratio of net investment income to average net assets
------------------------------------------------------------- ------------ ------------ ------------ ------------ -------------
Ratio of net investment income to average net assets prior
      to expense limitation and expenses paid indirectly
------------------------------------------------------------- ------------ ------------ ------------ ------------ -------------
Portfolio turnover
-------------------------------------------------------------------------------------------------------------------------------

(1) The average shares outstanding method has been applied for per share information.
(2) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return also reflects waivers and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect.

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                                                                                        INSTITUTIONAL CLASS
DELAWARE INTERNATIONAL SMALL CAP VALUE FUND                                               YEAR ENDED 11/30
                                                                  -----------------------------------------------------------------
                                                                          2004         2003          2002         2001         2000
----------------------------------------------------------------- ------------ ------------ ------------- ------------ ------------
----------------------------------------------------------------- ------------ ------------ ------------- ------------ ------------
NET ASSET VALUE, BEGINNING OF PERIOD
----------------------------------------------------------------- ------------ ------------ ------------- ------------ ------------

----------------------------------------------------------------- ------------ ------------ ------------- ------------ ------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
----------------------------------------------------------------- ------------ ------------ ------------- ------------ ------------
Net investment income(1)
----------------------------------------------------------------- ------------ ------------ ------------- ------------ ------------
Net realized and unrealized gain (loss) on investments and
     foreign currencies
----------------------------------------------------------------- ------------ ------------ ------------- ------------ ------------
Total from investment operations
----------------------------------------------------------------- ------------ ------------ ------------- ------------ ------------

----------------------------------------------------------------- ------------ ------------ ------------- ------------ ------------
LESS DIVIDENDS AND DISTRIBUTIONS FROM:
----------------------------------------------------------------- ------------ ------------ ------------- ------------ ------------
Net investment income
----------------------------------------------------------------- ------------ ------------ ------------- ------------ ------------
Net realized gain on investments
----------------------------------------------------------------- ------------ ------------ ------------- ------------ ------------
Total dividends and distributions
----------------------------------------------------------------- ------------ ------------ ------------- ------------ ------------

----------------------------------------------------------------- ------------ ------------ ------------- ------------ ------------
NET ASSET VALUE, END OF PERIOD
----------------------------------------------------------------- ------------ ------------ ------------- ------------ ------------

----------------------------------------------------------------- ------------ ------------ ------------- ------------ ------------
TOTAL RETURN(2)
----------------------------------------------------------------- ------------ ------------ ------------- ------------ ------------

----------------------------------------------------------------- ------------ ------------ ------------- ------------ ------------
RATIOS AND SUPPLEMENTAL DATA:
----------------------------------------------------------------- ------------ ------------ ------------- ------------ ------------
Net assets, end of period (000 omitted)
----------------------------------------------------------------- ------------ ------------ ------------- ------------ ------------
Ratio of expenses to average net assets
----------------------------------------------------------------- ------------ ------------ ------------- ------------ ------------
Ratio of expenses to average net assets prior to expense
     limitation and expenses paid indirectly
----------------------------------------------------------------- ------------ ------------ ------------- ------------ ------------
Ratio of net investment income to average net assets
----------------------------------------------------------------- ------------ ------------ ------------- ------------ ------------
Ratio of net investment income (loss) to average net assets prior to expense limitation and expenses paid indirectly
----------------------------------------------------------------- ------------ ------------ ------------- ------------ ------------
Portfolio turnover
-----------------------------------------------------------------------------------------------------------------------------------

(1) The average shares outstanding method has been applied for per share information.
(2) Total investment return is based on the change in net asset value during the period and assumes reinvestment of distributions at net asset value. Total investment return reflects waivers and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect.

HOW TO READ THE FINANCIAL HIGHLIGHTS

NET INVESTMENT INCOME (LOSS)
Net investment income (loss) includes dividend and interest income earned from a fund's securities; it is after expenses have been deducted.

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
A realized gain on investments occurs when we sell an investment at a profit, while a realized loss on investments occurs when we sell an investment at a loss. When an investment increases or decreases in value but we do not sell it, we record an unrealized gain or loss. The amount of realized gain per share, if any, that we pay to shareholders would be listed under "Less dividends and distributions-Distributions from net realized gain on investments." Realized and unrealized gain (loss) on foreign currencies represent changes in the U.S. dollar value of assets (including investments) and liabilities denominated in foreign currencies as a result of changes in foreign currency exchange rates.

NET ASSET VALUE (NAV)
This is the value of a mutual fund share, calculated by dividing the net assets by the number of shares outstanding.

TOTAL RETURN
This represents the rate that an investor would have earned or lost on an investment in a fund. In calculating this figure for the financial highlights table, we include applicable fee waivers, exclude front-end and contingent deferred sales charges, and assume the shareholder has reinvested all dividends and realized gains.

NET ASSETS
Net assets represent the total value of all the assets in a fund's portfolio, less any liabilities, that are attributable to that class of the Fund.

RATIO OF EXPENSES TO AVERAGE NET ASSETS
The expense ratio is the percentage of net assets that a fund pays annually for operating expenses and management fees. These expenses include accounting and administration expenses, services for shareholders, and similar expenses.

RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS
We determine this ratio by dividing net investment income (loss) by average net assets.

PORTFOLIO TURNOVER
This figure tells you the amount of trading activity in a fund's portfolio. For example, a turnover rate of 100% would occur if the Fund bought and sold all of the securities in its portfolio once in the course of a year, or frequently traded a single security. High turnover can result in increased transaction costs and tax liability for investors.

HOW TO USE THIS GLOSSARY

This glossary includes definitions of investment terms, many of which are used throughout the Prospectus. If you would like to know the meaning of an investment term that is not explained in the text please check the glossary.

AMORTIZED COST
Amortized cost is a method used to value a fixed-income security that starts with the face value of the security and then adds or subtracts from that value depending on whether the purchase price was greater or less than the value of the security at maturity. The amount greater or less than the par value is divided equally over the time remaining until maturity.

AVERAGE MATURITY
An average of when the individual bonds and other debt securities held in a portfolio will mature.

BOND
A debt security, like an IOU, issued by a company, municipality or government agency. In return for lending money to the issuer, a bond buyer generally receives fixed periodic interest payments and repayment of the loan amount on a specified maturity date. A bond's price changes prior to maturity and is inversely related to current interest rates. When interest rates rise, bond prices fall, and when interest rates fall, bond prices rise. See Fixed-income securities.

BOND RATINGS
Independent evaluations of creditworthiness, ranging from Aaa/AAA (highest quality) to D (lowest quality). Bonds rated Baa/BBB or better are considered investment grade. Bonds rated Ba/BB or lower are commonly known as junk bonds. See also Nationally recognized statistical ratings organization.

CAPITAL
The amount of money you invest.

CAPITAL APPRECIATION
An increase in the value of an investment.

CAPITAL GAINS DISTRIBUTIONS
Payments to mutual fund shareholders of profits (realized gains) from the sale of a fund's portfolio securities. Usually paid once a year; may be either short-term gains or long-term gains.

CITIGROUP GLOBAL MARKETS WORLD EX-US EMI
The Citigroup Global Markets World Ex-US EMI is a US dollar denominated float weighted equity index of companies located outside the United States with a market capitalization of $100 million or larger available to investment. This index consists of the companies in the lowest 20% in market capitalization within the Citigroup Global Markets World Equity Index.

COMMISSION
The fee an investor pays to a financial advisor for investment advice and help in buying or selling mutual funds, stocks, bonds or other securities.

COMPOUNDING
Earnings on an investment's previous earnings.

CONSUMER PRICE INDEX (CPI)
Measurement of U.S. inflation; represents the price of a basket of commonly purchased goods.

CONTINGENT DEFERRED SALES CHARGE (CDSC)
Fee charged by some mutual funds when shares are redeemed (sold back to the fund) within a set number of years; an alternative method for investors to compensate a financial advisor for advice and service, rather than an up-front commission.

CORPORATE BOND
A debt security issued by a corporation. See Bond.

CURRENCY EXCHANGE RATES
The price at which one country's currency can be converted into another's. This exchange rate varies almost daily according to a wide range of political, economic, and other factors.

DEPRECIATION
A decline in an investment's value.

DIVERSIFICATION
The process of spreading investments among a number of different securities, asset classes or investment styles to reduce the risks of investing.

DIVIDEND DISTRIBUTION
Payments to mutual fund shareholders of dividends passed along from the fund's portfolio of securities.

DURATION
A measurement of a fixed-income investment's price volatility. The larger the number, the greater the likely price change for a given change in interest rates.

EXPENSE RATIO
A mutual fund's total operating expenses, expressed as a percentage of its total net assets. Operating expenses are the costs of running a mutual fund, including management fees, offices, staff, equipment and expenses related to maintaining the fund's portfolio of securities and distributing its shares. They are paid from the fund's assets before any earnings are distributed to shareholders.

FINANCIAL ADVISOR
Financial professional (e.g., broker, banker, accountant, planner or insurance agent) who analyzes clients' finances and prepares personalized programs to meet objectives.

FIXED-INCOME SECURITIES
With fixed-income securities, the money you originally invested is paid back at a pre-specified maturity date. These securities, which include government, corporate or municipal bonds, as well as money market securities, typically pay a fixed rate of return (often referred to as interest). See Bond.

INFLATION
The increase in the cost of goods and services over time. U.S. inflation is frequently measured by changes in the Consumer Price Index (CPI).

INVESTMENT GOAL
The objective, such as long-term capital growth or high current income, that a mutual fund pursues.

MANAGEMENT FEE
The amount paid by a mutual fund to the investment advisor for management services, expressed as an annual percentage of the fund's average daily net assets.

MARKET CAPITALIZATION
The value of a corporation determined by multiplying the current market price of a share of common stock by the number of shares held by shareholders. A corporation with one million shares outstanding and the market price per share of $10 has a market capitalization of $10 million.

MATURITY
The length of time until a bond issuer must repay the underlying loan principal to bondholders.

MORGAN STANLEY CAPITAL INTERNATIONAL EAFE (EUROPE, AUSTRALASIA, FAR EAST) INDEX The Morgan Stanley Capital International EAFE Index is an international index including stocks traded on 16 exchanges in Europe, Australasia and the Far East, weighted by capitalization.

MORGAN STANLEY CAPITAL INTERNATIONAL EMF (EMERGING MARKETS FREE) INDEX
The Morgan Stanley Capital International EMF Index is a U.S. dollar denominated index comprised of stocks of countries with below average per capita GDP as defined by the World Bank, foreign ownership restrictions, a tax regulatory environment, and greater perceived market risk than in the developed countries. Within this index, MSCI aims to capture an aggregate of 60% of local market capitalization.

NASD REGULATION, INC. (NASDR(SM))
The independent subsidiary of the National Association of Securities Dealers, Inc. responsible for regulating the securities industry.

NATIONALLY RECOGNIZED STATISTICAL RATINGS ORGANIZATION (NRSRO)
A company that assesses the credit quality of bonds, commercial paper, preferred and common stocks and municipal short-term issues, rating the probability that the issuer of the debt will meet the scheduled interest payments and repay the principal. Ratings are published by such companies as Moody's Investors Service, Inc. (Moody's), Standard & Poor's (S&P), Duff & Phelps, Inc. (Duff), and Fitch, Inc. (Fitch).

NET ASSETS
Net assets, for purposes of each Fund's 80% Policy means the value of all total assets in the Fund's portfolio, minus any liabilities, plus the amount of the Fund's borrowings, if any, for investment purposes.

NET ASSET VALUE (NAV)
The daily value of one mutual fund share, generally equal to a fund's net assets divided by the number of shares outstanding.

PREFERRED STOCK
Preferred stock has preference over common stock in the payment of dividends and liquidation of assets. Preferred stocks also often pay dividends at a fixed rate and are sometimes convertible into common stock.

PRICE-TO-EARNINGS RATIO
A measure of a stock's value calculated by dividing the current market price of a share of stock by its annual earnings per share. A stock selling for $100 per share with annual earnings per share of $5 has a P/E of 20.

PRINCIPAL
Amount of money you invest (also called capital). Also refers to a bond's original face value, due to be repaid at maturity.

PROSPECTUS
The official offering document that describes a mutual fund, containing information required by the SEC, such as investment objectives, policies, services and fees.

REDEEM
To cash in your shares by selling them back to the mutual fund.

RISK
Generally defined as variability of value; also credit risk, inflation risk, currency and interest rate risk. Different investments involve different types and degrees of risk.

SALES CHARGE
Charge on the purchase or redemption of fund shares sold through financial advisors. May vary with the amount invested. Typically used to compensate advisors for advice and service provided.

SEC (SECURITIES AND EXCHANGE COMMISSION)
Federal agency established by Congress to administer the laws governing the securities industry, including mutual fund companies.

SHARE CLASSES
Different classifications of shares; mutual fund share classes offer a variety of sales charge choices.

SIGNATURE GUARANTEE
Certification by a bank, brokerage firm or other financial institution that a customer's signature is valid; signature guarantees can be provided by members of the STAMP program.

STANDARD DEVIATION
A measure of an investment's volatility; for mutual funds, measures how much a fund's total return has typically varied from its historical average.

STATEMENT OF ADDITIONAL INFORMATION (SAI)
The document serving as "Part B" of a fund's prospectus that provides more detailed information about the fund's organization, investments, policies and risks.

STOCK
An investment that represents a share of ownership (equity) in a corporation. Stocks are often referred to as common stocks or equities.

TOTAL RETURN
An investment performance measurement, expressed as a percentage, based on the combined earnings from dividends, capital gains and change in price over a given period.

VOLATILITY
The tendency of an investment to go up or down in value by different magnitudes. Investments that generally go up or down in value in relatively small amounts are considered "low volatility" investments, whereas those investments that generally go up or down in value in relatively large amounts are considered "high volatility" investments.

APPENDIX A - BOND RATINGS

Excerpts from Moody's description of its bond ratings: Aaa--judged to be the best quality. They carry the smallest degree of investment risk; Aa--judged to be of high quality by all standards; A--possess favorable attributes and are considered "upper medium" grade obligations; Baa--considered as medium grade obligations. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time; Ba--judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class; B--generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small; Caa--are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest; Ca--represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings; C--the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Excerpts from S&P's description of its bond ratings: AAA--highest grade obligations. They possess the ultimate degree of protection as to principal and interest; AA--also qualify as high grade obligations, and in the majority of instances differ from AAA issues only in a small degree; A--strong ability to pay interest and repay principal although more susceptible to changes in circumstances; BBB--regarded as having an adequate capacity to pay interest and repay principal; BB, B, CCC, CC--regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and CC the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions; C--reserved for income bonds on which no interest is being paid; D--in default, and payment of interest and/or repayment of principal is in arrears.

DELAWARE INTERNATIONAL VALUE EQUITY FUND
DELAWARE EMERGING MARKETS FUND
DELAWARE INTERNATIONAL SMALL CAP VALUE FUND

Additional information about the Funds' investments is available in the Funds' annual and semiannual reports to shareholders. In the Funds' shareholder reports, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds' performance during the report period. You can find more detailed information about the Funds in the current Statements of Additional Information, which we have filed electronically with the Securities and Exchange Commission (SEC) and which is legally a part of this Prospectus. If you want a free copy of a Statements of Additional Information, the annual or semiannual report, or if you have any questions about investing in these Funds, you can write to us at 2005 Market Street, Philadelphia, PA 19103-7057, or call toll-free 800 510-4015. You may also obtain additional information about the Funds from your financial advisor.

You can find reports and other information about the Funds on the EDGAR database on the SEC web site (http://www.sec.gov). You can also get copies of this information, after payment of a duplicating fee, by e-mailing the SEC at publicinfo@sec.gov or by writing to the Public Reference Section of the SEC, Washington, D.C. 20549-0102. Information about the Funds, including their Statements of Additional Information, can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. You can get information on the Public Reference Room by calling the SEC at 202 942-8090.

WEB SITE

www.delawareinvestments.com

E-MAIL

service@delinvest.com

CLIENT SERVICES REPRESENTATIVE

800 510-4015

DELAPHONE SERVICE

800 362-FUND (800 362-3863)

o For convenient access to account information or current performance information on all Delaware Investments funds seven days a week, 24 hours a day, use this Touch-Tone(R) service.

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DELAWARE FUND SYMBOLS                                                                     CUSIP               NASDAQ
                                                                                          -----               ------
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Delaware International Value Equity Fund (Institutional Class)                           245914403             DEQIX
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Delaware Emerging Markets Fund (Institutional Class)                                     245914817             DEMIX
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Delaware International Small Cap Value Fund (Institutional Class)                        245914676             DABIX
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Investment Company Act file number: 811-6324


PR-048 [--] IVES 2/05

(J8926)


                                                          --------------------------------------------------------------------------
Delaware Investments includes funds with a wide range
of investment objectives. Stock funds, income funds,      DELAWARE GROUP GLOBAL & INTERNATIONAL FUNDS
national and state-specific tax-exempt funds, money
market funds, global and international funds and          --------------------------------------------------------------------------
closed-end funds give investors the ability to create
a portfolio that fits their personal financial goals.     DELAWARE INTERNATIONAL VALUE EQUITY FUND
For more information, shareholders of the Fund Classes    DELAWARE EMERGING MARKETS FUND
should contact their financial advisor or call Delaware   DELAWARE INTERNATIONAL SMALL CAP VALUE FUND
Investments at 800 523-1918 and Shareholders of the
Institutional Classes should contact Delaware             CLASS A SHARES
Investments at 800 510-4015.                              CLASS B SHARES
                                                          CLASS C SHARES
                                                          CLASS R SHARES
INVESTMENT MANAGER                                        INSTITUTIONAL CLASS
Delaware Management Company
2005 Market Street                                        --------------------------------------------------------------------------
Philadelphia, PA 19103-7094

SUB-ADVISOR
Mondrian Investment Partners Limited
80 Cheapside, Third Floor
London, England EC2V 6EE

NATIONAL DISTRIBUTOR
Delaware Distributors, L.P.
2005 Market Street                                        PART B
Philadelphia, PA 19103-7094

SHAREHOLDER SERVICING,                                    STATEMENT OF
DIVIDEND DISBURSING,                                      ADDITIONAL INFORMATION
ACCOUNTING SERVICES
AND TRANSFER AGENT                                        --------------------------------------------------------------------------
Delaware Service Company, Inc.
2005 Market Street                                        MARCH __, 2005
Philadelphia, PA 19103-7094

LEGAL COUNSEL
Stradley, Ronon, Stevens & Young, LLP
2600 One Commerce Square
Philadelphia, PA 19103

INDEPENDENT REGISTERED PUBLIC
ACCOUNTING FIRM
Ernst & Young LLP
Two Commerce Square
Philadelphia, PA 19103

CUSTODIAN                                                                                  Delaware
JPMorgan Chase Bank                                                                        Investments(SM)
4 Chase Metrotech Center                                                                   --------------------------------------
Brooklyn, NY 11245                                                                         A member of Lincoln Financial Group(R)

                       STATEMENT OF ADDITIONAL INFORMATION

                                 MARCH __, 2005

                   DELAWARE GROUP GLOBAL & INTERNATIONAL FUNDS

DELAWARE INTERNATIONAL VALUE EQUITY FUND          DELAWARE EMERGING MARKETS FUND
                   DELAWARE INTERNATIONAL SMALL CAP VALUE FUND

                               2005 MARKET STREET
                           PHILADELPHIA, PA 19103-7094

       FOR MORE INFORMATION ABOUT THE INSTITUTIONAL CLASSES: 800 510-4015

       FOR PROSPECTUS, PERFORMANCE AND INFORMATION ON EXISTING ACCOUNTS OF CLASS A SHARES, CLASS B SHARES, CLASS C SHARES AND CLASS R SHARES:
                            NATIONWIDE 800 523-1918

         DEALER SERVICES: (BROKER/DEALERS ONLY) NATIONWIDE 800 362-7500

         This Statement of Additional Information ("Part B") describes shares of the funds listed above (individually a "Fund" and collectively the "Funds") of Delaware Group Global & International Funds ("Global Funds"). Global Funds is a registered, open-end management investment company.

         Each Fund offers Class A Shares, Class B Shares, Class C Shares and Class R Shares (Class A Shares, Class B Shares, Class C Shares and Class R Shares together referred to as the "Fund Classes"). Each Fund also offers an Institutional Class (together referred to the "Institutional Classes"). All references to "shares" in this Part B refer to all Classes of shares, except where noted.

         This Part B should be read in conjunction with the Prospectuses for the Funds dated March __, 2005, as they may be amended from time to time. The Prospectuses may be obtained by writing or calling your investment dealer or by calling the Funds at 800 523-1918 or by contacting the Funds' national distributor, Delaware Distributors, L.P., 2005 Market Street, Philadelphia, PA 19103-7094. Part B is not itself a prospectus but is, in its entirety, incorporated by reference into each Class' Prospectus. The Funds' financial statements, the notes relating thereto, the financial highlights and the report of the independent registered public accounting firm are incorporated by reference from the Annual Reports into this Part B. The Annual Reports will accompany any request for Part B. The Annual Reports can be obtained, without charge, by calling 800 523-1918.

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TABLE OF CONTENTS                                    PAGE                                                                      PAGE

-------------------------------------------------- ------- ------------------------------------------------------------------ ------
INVESTMENT POLICIES AND PORTFOLIO TECHNIQUES               DETERMINING OFFERING PRICE AND NET ASSET VALUE
-------------------------------------------------- ------- ------------------------------------------------------------------ ------
INVESTMENTS                                                REDEMPTION AND EXCHANGE
-------------------------------------------------- ------- ------------------------------------------------------------------ ------
SPECIAL RISK CONSIDERATIONS                                DISTRIBUTIONS AND TAXES
-------------------------------------------------- ------- ------------------------------------------------------------------ ------
ACCOUNTING AND TAX ISSUES                                  INVESTMENT MANAGEMENT AGREEMENT AND SUB-ADVISORY AGREEMENTS
-------------------------------------------------- ------- ------------------------------------------------------------------ ------
PERFORMANCE INFORMATION                                    OFFICERS AND TRUSTEES
-------------------------------------------------- ------- ------------------------------------------------------------------ ------
TRADING PRACTICES AND BROKERAGE                            GENERAL INFORMATION
-------------------------------------------------- ------- ------------------------------------------------------------------ ------
PURCHASING SHARES                                          FINANCIAL STATEMENTS
-------------------------------------------------- ------- ------------------------------------------------------------------ ------
INVESTMENT PLANS                                           APPENDIX A - DESCRIPTION OF RATINGS
-------------------------------------------------- ------- ------------------------------------------------------------------ ------

INVESTMENT POLICIES AND PORTFOLIO TECHNIQUES


INVESTMENT RESTRICTIONS
         FUNDAMENTAL INVESTMENT RESTRICTIONS -- Global Funds has adopted the following restrictions for each Fund, as applicable which cannot be changed without approval by the holders of a "majority" of the respective Fund's outstanding shares, which is a vote by the holders of the lesser of a) 67% or more of the voting securities present in person or by proxy at a meeting, if the holders of more than 50% of the outstanding voting securities are present or represented by proxy; or b) more than 50% of the outstanding voting securities. The percentage limitations contained in the restrictions and policies set forth herein apply at the time of purchase of securities.

EACH FUND SHALL NOT:
         1. Make investments that will result in the concentration (as that term may be defined in the Investment Company Act of 1940 (the "1940 Act"), any rule or order thereunder, or U.S. Securities and Exchange Commission ("SEC") staff interpretation thereof) of its investments in the securities of issuers primarily engaged in the same industry, provided that this restriction does not limit the Fund from investing in obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities, or in tax-exempt obligations or certificates of deposit. A Fund may, from time to time, make investments that will result in the concentration (as that term may be defined in the 1940 Act, any rule or order thereunder, or SEC staff interpretation thereof) of its investments in the securities of issuers within various industries or industry groupings.

         2. Borrow money or issue senior securities, except as the 1940 Act, any rule or order thereunder, or SEC staff interpretation thereof, may permit.

         3. Underwrite the securities of other issuers, except that the Fund may engage in transactions involving the acquisition, disposition or resale of its portfolio securities, under circumstances where it may be considered to be an underwriter under the Securities Act of 1933 (the "1933 Act").

         4. Purchase or sell real estate, unless acquired as a result of ownership of securities or other instruments and provided that this restriction does not prevent the Fund from investing in issuers which invest, deal or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein.

         5. Purchase or sell physical commodities, unless acquired as a result of ownership of securities or other instruments and provided that this restriction does not prevent the Fund from engaging in transactions involving futures contracts and options thereon or investing in securities that are secured by physical commodities.

         6. Make loans, provided that this restriction does not prevent the Fund from purchasing debt obligations, entering into repurchase agreements, loaning its assets to broker/dealers or institutional investors and investing in loans, including assignments and participation interests.

         NON-FUNDAMENTAL INVESTMENT RESTRICTIONS -- In addition to the fundamental policies and investment restrictions described above, and the various general investment policies described in the prospectus, each Fund will be subject to the following investment restrictions, which are considered non-fundamental and may be changed by the Board of Trustees without shareholder approval.

         1. The Fund is permitted to invest in other investment companies, including open-end, closed-end or unregistered investment companies, either within the percentage limits set forth in the 1940 Act, any rule or order thereunder, or SEC staff interpretation thereof, or without regard to percentage limits in connection with a merger, reorganization, consolidation or other similar transaction. However, the Fund may not operate as a "fund of funds" which invests primarily in the shares of other investment companies as permitted by Section 12(d)(1)(F) or (G) of the 1940 Act, if its own shares are utilized as investments by such a "fund of funds."

         2. The Fund may not invest more than 15% of its net assets in securities which it cannot sell or dispose of in the ordinary course of business within seven days at approximately the value at which the Fund has valued the investment.


DELAWARE INTERNATIONAL VALUE EQUITY FUND AND DELAWARE EMERGING MARKETS FUND SHALL NOT:
         1. For Delaware International Value Equity Fund, as to 75% of its total assets, and for Delaware Emerging Markets Funds, as to 50% of their respective total assets, invest more than 5% of their respective total assets in the securities of any one issuer (other than obligations issued, or guaranteed by, the U.S. government, its agencies or instrumentalities).

         2. Delaware Emerging Markets Fund may invest in securities of open-end, closed-end and unregistered investment companies, in accordance with the limitations contained in the 1940 Act.

         3. Make loans, except to the extent that purchases of debt obligations (including repurchase agreements) in accordance with a Fund's investment objective and policies, are considered loans and except that the Fund may loan up to 25% of its assets to qualified broker/dealers or institutional investors for their use relating to short sales or other security transactions.

         4. Purchase or sell real estate or real estate limited partnerships, but this shall not prevent a Fund from investing in securities secured by real estate or interests therein.

         5. For Delaware International Value Equity Fund, purchase more than 10% of the outstanding voting securities of any issuer, or invest in companies for the purpose of exercising control or management.

         6. Engage in the underwriting of securities of other issuers, except that, in connection with the disposition of a security, the Fund may be deemed to be an "underwriter" as that term is defined in the 1933 Act.

          7. Make any investment which would cause 25% or more of its total assets to be invested in the securities of issuers all of which conduct their principal business activities in the same industry. This restriction does not apply to obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities.

          8. For Delaware International Value Equity Fund, write, purchase or sell options, puts, calls or combinations thereof, except that such Fund may:
(a) purchase call options to the extent that the premiums paid on all outstanding call options do not exceed 2% of such Fund's total assets; (b) write secured put options; (c) write covered call options; and (d) purchase put options if such Fund owns the security covered by the put option at the time of purchase, and provided that premiums paid on all put options outstanding do not exceed 2% of its total assets. Such Fund may sell put or call options previously purchased and enter into closing transactions with respect to the activities noted above.

          9. Purchase or sell commodities or commodity contracts, except that each Fund may enter into futures contracts and options on futures contracts in accordance with its respective prospectuses, subject to investment restriction 10 below.

         10. Enter into futures contracts or options thereon, except that a Fund may enter into futures contracts and options thereon to the extent that not more than 5% of the Fund's assets are required as futures contract margin deposits and premiums on options and only to the extent that obligations under such contracts and transactions represent not more than 20% of the Fund's assets.

         11. Make short sales of securities, or purchase securities on margin, except that a Fund may satisfy margin requirements with respect to futures transactions.

         12. For Delaware International Value Equity Fund, invest more than 5% of the value of its total assets in securities of companies less than three years old. Such three-year period shall include the operation of any predecessor company or companies.

         13. For Delaware International Value Equity Fund, purchase or retain the securities of any issuer which has an officer, trustee or security holder who is a trustee or officer of Global Funds or of its investment manager if or so long as the trustees and officers of Global Funds and of its investment manager together own beneficially more than 5% of any class of securities of such issuer.

         14. For Delaware International Value Equity Fund, invest in interests in oil, gas or other mineral exploration or development programs or leases.

         15. For Delaware International Value Equity Fund, invest more than 10% of the Fund's total assets in repurchase agreements maturing in more than seven days and other illiquid assets, and for Delaware Emerging Markets Fund, invest more than 15% of the Fund's total assets in repurchase agreements maturing in more than seven days and other illiquid assets.

         16. Borrow money in excess of one-third of the value of its net assets and then only as a temporary measure for extraordinary purposes or to facilitate redemptions. Any borrowing will be done from a bank and to the extent that such borrowing exceeds 5% of the value of a Fund's net assets, asset coverage of at least 300% is required. In the event that such asset coverage shall at any time fall below 300%, a Fund shall, within three days thereafter (not including Sunday or holidays) or such longer period as the SEC may prescribe by rules and regulations, reduce the amount of its borrowings to such an extent that the asset coverage of such borrowings shall be at least 300%. A Fund will not pledge more than 10% of its net assets. A Fund will not issue senior securities as defined in the 1940 Act, except for notes to banks.

         Although not considered to be a fundamental policy, restriction 5 above will apply to each of the Funds of Global Funds as a whole. In addition, although not considered a fundamental policy, for purposes of restriction 15 above, securities of foreign issuers which are not listed on a recognized domestic or foreign exchange or for which a bona fide market does not exist at the time of purchase or subsequent valuation are included in the category of illiquid assets. As to Delaware International Value Equity Fund and Delaware Emerging Markets Fund, although not considered to be a fundamental investment restriction, each Fund will invest no more than 5% of its respective assets in warrants.

DELAWARE INTERNATIONAL SMALL CAP VALUE FUND SHALL NOT:
         1. As to 75% of its total assets, invest more than 5% of its total assets in the securities of any one issuer (other than obligations issued, or guaranteed by, the U.S. government, its agencies or instrumentalities).

         2. Invest 25% or more of its total assets in any one industry provided that there is no limitation with respect to investments in obligations issued or guaranteed as to principal or interest by the U.S. Government, its agencies or instrumentalities.

         3. Make loans other than by the purchase of all or a portion of a publicly or privately distributed issue of bonds, debentures or other debt securities of the types commonly offered publicly or privately and purchased by financial institutions (including repurchase agreements), whether or not the purchase was made upon the original issuance of the securities, and except that the Fund may loan its assets to qualified broker/dealers or institutional investors.

         4. Engage in underwriting of securities of other issuers, except that portfolio securities, including securities purchased in private placements, may be acquired under circumstances where, if sold, the Fund might be deemed to be an underwriter under the 1933 Act. No limit is placed on the proportion of the Fund's assets which may be invested in such securities.

         5. Borrow money or issue senior securities, except to the extent permitted by the 1940 Act or any rule or order thereunder or interpretation thereof. Subject to the foregoing, the Fund may engage in short sales, purchase securities on margin, and write put and call options.

         6. Purchase or sell physical commodities or physical commodity contracts, including physical commodity options or futures contracts in a contract market or other futures market.

         7. Purchase or sell real estate; provided that the Fund may invest in securities secured by real estate or interests therein or issued by companies which invest in real estate or interests therein.

INVESTMENTS

FOREIGN SECURITIES
         Investors should recognize that investing in foreign issuers involves certain considerations, including those set forth in the Funds' Prospectuses, which are not typically associated with investing in United States issuers. Since the stocks of foreign companies are frequently denominated in foreign currencies, and since a Fund may temporarily hold uninvested reserves in bank deposits in foreign currencies, a Fund will be affected favorably or unfavorably by changes in currency rates and in exchange control regulations, and may incur costs in connection with conversions between various currencies. The investment policies of each Fund permit it to enter into forward foreign currency exchange contracts in order to hedge each Fund's holdings and commitments against changes in the level of future currency rates. Such contracts involve an obligation to purchase or sell a specific currency at a future date at a price set at the time of the contract.

         Each Fund may be subject to foreign withholding taxes on income from certain foreign securities. This, in turn, could reduce a Fund's distributions paid to shareholders.

         Special rules govern the federal income tax treatment of certain transactions denominated in terms of a currency other than the U.S. dollar or determined by reference to the value of one or more currencies other than the U.S. dollar. The types of transactions covered by the special rules generally include the following: (i) the acquisition of, or becoming the obligor under, a bond or other debt instrument (including, to the extent provided in Treasury Regulations, preferred stock); (ii) the accruing of certain trade receivables and payables; and (iii) the entering into or acquisition of any forward contract, futures contract, option and similar financial instruments other than any "regulated futures contract" or "nonequity option" marked to market. The disposition of a currency other than the U.S. dollar by a U.S. taxpayer is also treated as a transaction subject to the special currency rules. However, foreign currency-related regulated futures contracts and nonequity options are generally not subject to the special currency rules, if they are or would be treated as sold for their fair market value at year-end under the marking to market rules applicable to other futures contracts, unless an election is made to have such currency rules apply. With respect to transactions covered by the special rules, foreign currency gain or loss is calculated separately from any gain or loss on the underlying transaction and is normally taxable as ordinary gain or loss. A taxpayer may elect to treat as capital gain or loss foreign currency gain or loss arising from certain identified forward contracts, futures contracts and options that are capital assets in the hands of the taxpayer and which are not part of a straddle. Certain transactions subject to the special currency rules that are part of a "section 988 hedging transaction" (as defined in the Internal Revenue Code of 1986, as amended (the "Code"), and the Treasury Regulations) will be integrated and treated as a single transaction or otherwise treated consistently for purposes of the Code. The income tax effects of integrating and treating a transaction as a single transaction are generally to create a synthetic debt instrument that is subject to the original discount provisions. It is anticipated that some of the non-U.S. dollar denominated investments and foreign currency contracts each Fund may make or enter into will be subject to the special currency rules described above.

REAL ESTATE INVESTMENT TRUSTS (REITS)
         The Delaware International Small Cap Value Fund's investments in REITs present certain further risks that are unique and in addition to the risks associated with investing in the real estate industry in general. Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of any credit extended. REITs are dependent on management skills, are not diversified, and are subject to the risks of financing projects. REITs whose underlying assets include U.S. long-term health care properties, such as nursing, retirement and assisted living homes, may be impacted by U.S. federal regulations concerning the health care industry.

         REITs (especially mortgage REITs) are also subject to interest rate risks - when interest rates decline, the value of a REIT's investment in fixed rate obligations can be expected to rise. Conversely, when interest rates rise, the value of a REIT's investment in fixed rate obligations can be expected to decline. In contrast, as interest rates on adjustable rate mortgage loans are reset periodically, yields on a REIT's investments in such loans will gradually align themselves to reflect changes in market interest rates, causing the value of such investments to fluctuate less dramatically in response to interest rate fluctuations than would investments in fixed rate obligations.

         REITs may have limited financial resources, may trade less frequently and in a limited volume, and may be subject to more abrupt or erratic price movements than other securities.

REPURCHASE AGREEMENTS
         While each Fund is permitted to do so, it normally does not invest in repurchase agreements, except to invest cash balances.

         The funds in the Delaware Investments family have obtained an exemption from the joint-transaction prohibitions of Section 17(d) of the 1940 Act to allow certain Delaware Investments Funds jointly to invest cash balances. Each Fund may invest cash balances in a joint repurchase agreement in accordance with the terms of the Order and subject generally to the conditions described below.

         A repurchase agreement is a short-term investment by which the purchaser acquires ownership of a debt security and the seller agrees to repurchase the obligation at a future time and set price, thereby determining the yield during the purchaser's holding period. Should an issuer of a repurchase agreement fail to repurchase the underlying security, the loss to a Fund, if any, would be the difference between the repurchase price and the market value of the security. Each Fund will limit its investments in repurchase agreements to those which Mondrian Investment Partners Limited (the "Manager"), under the guidelines of the Board of Trustees, determines to present minimal credit risks and which are of high quality. In addition, a Fund must have collateral of at least 102% of the repurchase price, including the portion representing a Fund's yield under such agreements which is monitored on a daily basis.

PORTFOLIO LOAN TRANSACTIONS
         Each Fund may loan up to 25% of its assets to qualified broker/dealers or institutional investors for their use relating to short sales or other security transactions.

         It is the understanding of the Manager that the staff of the SEC permits portfolio lending by registered investment companies if certain conditions are met. These conditions are as follows: 1) each transaction must have 100% collateral in the form of cash, short-term U.S. government securities, or irrevocable letters of credit payable by banks acceptable to Global Funds from the borrower; 2) this collateral must be valued daily and should the market value of the loaned securities increase, the borrower must furnish additional collateral to the Fund; 3) the Fund must be able to terminate the loan after notice, at any time; 4) the Fund must receive reasonable interest on any loan, and any dividends, interest or other distributions on the lent securities, and any increase in the market value of such securities; 5) the Fund may pay reasonable custodian fees in connection with the loan; and 6) the voting rights on the lent securities may pass to the borrower; however, if the trustees of Global Funds know that a material event will occur affecting an investment loan, they must either terminate the loan in order to vote the proxy or enter into an alternative arrangement with the borrower to enable the trustees to vote the proxy.

         The major risk to which a Fund would be exposed on a portfolio loan transaction is the risk that the borrower would go bankrupt at a time when the value of the security goes up. Therefore, each Fund will only enter into loan arrangements after a review of all pertinent facts by the Manager, under the supervision of the Board of Trustees, including the creditworthiness of the borrowing broker, dealer or institution and then only if the consideration to be received from such loans would justify the risk. Creditworthiness will be monitored on an ongoing basis by the Manager.

FOREIGN CURRENCY TRANSACTIONS
         Although the Funds value their assets daily in terms of U.S. dollars, they do not intend to convert their holdings of foreign currencies into U.S. dollars on a daily basis. Each Fund will, however, from time to time, purchase or sell foreign currencies and/or engage in forward foreign currency transactions in order to expedite settlement of portfolio transactions and to minimize currency value fluctuations. Each Fund may conduct its foreign currency exchange transactions on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market or through entering into contracts to purchase or sell foreign currencies at a future date (i.e., a "forward foreign currency" contract or "forward" contract). A forward contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract, agreed upon by the parties, at a price set at the time of the contract. The Funds will convert currency on a spot basis from time to time, and investors should be aware of the costs of currency conversion.

         A Fund may enter into forward contracts to "lock in" the price of a security it has agreed to purchase or sell, in terms of U.S. dollars or other currencies in which the transaction will be consummated. By entering into a forward contract for the purchase or sale, for a fixed amount of U.S. dollars or foreign currency, of the amount of foreign currency involved in the underlying security transaction, the Fund will be able to protect itself against a possible loss resulting from an adverse change in currency exchange rates during the period between the date the security is purchased or sold and the date on which payment is made or received.

         A Fund may purchase or sell currencies and/or engage in forward foreign currency transactions in order to expedite settlement of portfolio transactions and to minimize currency value fluctuations.

         Forward foreign currency contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A forward contract generally has no deposit requirement, and no commissions are charged at any stage for trades. A Fund will account for forward contracts by marking to market each day at daily exchange rates.

         A Fund will not enter into forward contracts or maintain a net exposure to such contracts where the consummation of the contracts would obligate the Fund to deliver an amount of foreign currency in excess of the value of the Fund's securities or other assets denominated in that currency.

         At the maturity of a forward contract, a Fund may either sell the portfolio security and make delivery of the foreign currency, or it may retain the security and terminate its contractual obligation to deliver the foreign currency by purchasing an "offsetting" contract with the same currency trader obligating it to purchase, on the same maturity date, the same amount of the foreign currency. The Fund may realize a gain or loss from currency transactions.

         A Fund also may purchase and write put and call options on foreign currencies (traded on U.S. and foreign exchanges or over-the-counter) for hedging purposes to protect against declines in the U.S. dollar value of foreign securities held by the Fund and against increases in the U.S. dollar cost of such securities to be acquired. Call options on foreign currency written by a Fund will be covered, which means that the Fund will own the underlying foreign currency. With respect to put options on foreign currency written by a Fund, the Fund will establish a segregated account with its Custodian Bank consisting of cash, U.S. government securities or other high-grade liquid debt securities in an amount equal to the amount the Fund will be required to pay upon exercise of the put.

         As in the case of other kinds of options, the writing of an option on foreign currency will constitute only a partial hedge, up to the amount of the premium received, and Delaware International Small Cap Value Fund could be required to purchase or sell foreign currencies at disadvantageous exchange rates, thereby incurring losses. The purchase of an option on foreign currency may constitute an effective hedge against fluctuations in exchange rates, although, in the event of rate movements adverse to Delaware International Small Cap Value Fund's position, the Fund may forfeit the entire amount of the premium plus related transaction costs.

DEPOSITARY RECEIPTS
         The Funds may invest in sponsored and unsponsored American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs") and Global Depositary Receipts ("GDRs") that are actively traded in the United States. ADRs are receipts typically issued by a U.S. bank or trust company which evidence ownership of underlying securities issued by a foreign corporation. EDRs and GDRs are receipts issued by non-U.S. Banks or trust companies and foreign branches of U.S. banks that evidence ownership of the underlying foreign or U.S. securities. "Sponsored" ADRs, EDRs or GDRs are issued jointly by the issuer of the underlying security and a Depositary, and "unsponsored" ADRs, EDRs or GDRs are issued without the participation of the issuer of the deposited security. Holders of unsponsored ADRs, EDRs or GDRs generally bear all the costs of such facilities and the Depositary of an unsponsored ADR, EDR or GDR facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through voting rights to the holders of such receipts in respect of the deposited securities. Therefore, there may not be a correlation between information concerning the issuer of the security and the market value of an unsponsored ADR, EDR or GDR. ADRs may be listed on a national securities exchange or may be traded in the over-the-counter market. EDRs and GDRs traded in the over-the-counter market which do not have an active or substantial secondary market will be considered illiquid and therefore will be subject to a Portfolio's limitation with respect to such securities. ADR prices are denominated in U.S. dollars although the underlying securities are denominated in a foreign currency. Investments in ADRs, EDRs and GDRs involve risks similar to those accompanying direct investments in foreign securities.

RULE 144A SECURITIES
         The Funds may invest in restricted securities, including unregistered securities eligible for resale without registration pursuant to Rule 144A ("Rule 144A Securities") under the 1933 Act. Rule 144A Securities may be freely traded among qualified institutional investors without registration under the 1933 Act.

         Investing in Rule 144A Securities could have the effect of increasing the level of a Fund's illiquidity to the extent that qualified institutional buyers become, for a time, uninterested in purchasing these securities. After the purchase of a Rule 144A Security, however, the Board of Trustees and the Manager will continue to monitor the liquidity of that security to ensure that a Fund has no more than 15% (or, in the case of Delaware International Value Equity Fund, 10%) of its net assets in illiquid securities.

NON-TRADITIONAL EQUITY SECURITIES
         Delaware Emerging Markets Fund and Delaware International Small Cap Value Fund may each invest in convertible preferred stocks that offer enhanced yield features, such as Preferred Equity Redemption Cumulative Stock ("PERCS"), which provide an investor, such as the Funds, with the opportunity to earn higher dividend income than is available on a company's common stock. A PERCS is a preferred stock which generally features a mandatory conversion date, as well as a capital appreciation limit which is usually expressed in terms of a stated price. Upon the conversion date, most PERCS convert into common stock of the issuer (PERCS are generally not convertible into cash at maturity). Under a typical arrangement, if after a predetermined number of years the issuer's common stock is trading at a price below that set by the capital appreciation limit, each PERCS would convert to one share of common stock. If, however, the issuer's common stock is trading at a price above that set by the capital appreciation limit, the holder of the PERCS would receive less than one full share of common stock. The amount of that fractional share of common stock received by the PERCS holder is determined by dividing the price set by the capital appreciation limit of the PERCS by the market price of the issuer's common stock. PERCS can be called at any time prior to maturity, and hence do not provide call protection. However, if called early, the issuer may pay a call premium over the market price to the investor. This call premium declines at a preset rate daily, up to the maturity date of the PERCS.

         The Funds may also invest in other enhanced convertible securities. These include but are not limited to ACES (Automatically Convertible Equity Securities), PEPS (Participating Equity Preferred Stock), PRIDES (Preferred Redeemable Increased Dividend Equity Securities), SAILS (Stock Appreciation Income Linked Securities), TECONS (Term Convertible Notes), QICS (Quarterly Income Cumulative Securities) and DECS (Dividend Enhanced Convertible Securities). ACES, PEPS, PRIDES, SAILS, TECONS, QICS, and DECS all have the following features: they are company-issued convertible preferred stock; unlike PERCS, they do not have capital appreciation limits; they seek to provide the investor with high current income, with some prospect of future capital appreciation; they are typically issued with three to four-year maturities; they typically have some built-in call protection for the first two to three years; investors have the right to convert them into shares of common stock at a preset conversion ratio or hold them until maturity; and upon maturity, they will automatically convert to either cash or a specified number of shares of common stock.

U.S. GOVERNMENT SECURITIES
         Although not a principal strategy for the Funds, for temporary defensive purposes, the Funds may invest in high quality debt instruments issued by the U.S. government, its agencies or instrumentalities (and which are backed by the full faith and credit of the U.S. government), or issued by U.S. companies

BRADY BONDS
         Delaware Emerging Markets Fund and Delaware International Small Cap Value Fund may invest in Brady Bonds consistent with their investment objective. Brady Bonds are debt securities issued under the framework of the Brady Plan, an initiative announced by the U.S. Treasury Secretary, Nicholas F. Brady in 1989, as a mechanism for debtor nations to restructure their outstanding external indebtedness (generally, commercial bank debt). Brady Bonds tend to be lower quality and more speculative than securities of developed country issuers. We believe that the economic reforms undertaken by countries in connection with the issuance of Brady Bonds makes the debt of countries that have issued or have announced plans to issue Brady Bonds a viable opportunity for investment.

ZERO-COUPON SECURITIES
         Each Fund may also invest in zero-coupon bonds. Zero-coupon bonds are debt obligations that do not entitle the holder to any periodic payments of interest before maturity or a specific date when the securities begin paying current interest. Therefore, they are issued and traded at a discount from their face amounts or par value. The market prices of zero-coupon securities are generally more volatile than the market prices of securities that pay interest periodically and are likely to respond to changes in interest rates to a greater degree than do non-zero-coupon securities having similar maturities and credit quality. Current federal income tax law requires that a holder of a taxable zero-coupon security report as income each year the portion of the original issue discount of such security that accrues that year, even though the holder receives no cash payments of interest during the year. The Fund has qualified as a regulated investment company under the Code. Accordingly, during periods when a Fund receives no interest payments on its zero-coupon securities, it will be required, in order to maintain its desired tax treatment, to distribute cash approximating the income attributable to such securities. Such distribution may require the sale of portfolio securities to meet the distribution requirements and such sales may be subject to the risk factor discussed above.

RISKS RELATING TO RUSSIAN SECURITIES
         Delaware Emerging Markets Fund may invest to a limited degree in Russian Securities. Investing in Russian companies involves a high degree of risk and special considerations not typically associated with investing in the U.S. securities markets, and should be considered highly speculative. Such risks include: (1) delays in settling portfolio transactions and risk of loss arising out of Russia's system of share registration and custody; (2) the risk that it may be impossible or more difficult than in other countries to obtain and/or enforce a judgment; (3) pervasiveness of corruption and crime in the Russian economic system; (4) currency exchange rate volatility and the lack of available currency hedging instruments; (5) higher rates of inflation (including the risk of social unrest associated with periods of hyper-inflation); (6) controls on foreign investment and local practices disfavoring foreign investors and limitations on repatriation of invested capital, profits and dividends, and on the Fund's ability to exchange local currencies for U.S. dollars; (7) the risk that the government of Russia or other executive or legislative bodies may decide not to continue to support the economic reform programs implemented since the dissolution of the Soviet Union and could follow radically different political and/or economic policies to the detriment of investors, including non-market-oriented policies such as the support of certain industries at the expense of other sectors or investors, or a return to the centrally planned economy that existed prior to the dissolution of the Soviet Union; (8) the financial condition of Russian companies, including large amounts of inter-company debt which may create a payments crisis on a national scale; (9) dependency on exports and the corresponding importance of international trade;
(10) the risk that the Russian tax system will not be reformed to prevent inconsistent, retroactive and/or exorbitant taxation; and (11) possible difficulty in identifying a purchaser of securities held by the Fund due to the underdeveloped nature of the securities markets.

         There is little historical data on Russian securities markets because they are relatively new and a substantial proportion of securities transactions in Russia are privately negotiated outside of stock exchanges. Because of the recent formation of the securities markets as well as the underdeveloped state of the banking and telecommunications systems, settlement, clearing and registration of securities transactions are subject to significant risks. Ownership of shares (except where shares are held through depositories that meet the requirements of the 1940 Act) is defined according to entries in the company's share register and normally evidenced by extracts from the register or by formal share certificates. However, there is no central registration system for shareholders and these services are carried out by the companies themselves or by registrars located throughout Russia. These registrars are not necessarily subject to effective state supervision and it is possible for the Fund to lose its registration through fraud, negligence or even mere oversight. In addition, while applicable Russian regulations impose liability on registrars for losses resulting from their errors, it may be difficult for the Fund to enforce any rights it may have against the registrar or issuer of the securities in the event of loss of share registration. Furthermore, although a Russian public enterprise with more than 1,000 shareholders is required by law to contract out the maintenance of its shareholder register to an independent entity that meets certain criteria, in practice this regulation has not always been strictly enforced. Because of this lack of independence, management of a company may be able to exert considerable influence over who can purchase and sell the company's shares by illegally instructing the registrar to refuse to record transactions in the share register. This practice may prevent the Fund from investing in the securities of certain Russian companies deemed suitable by the Investment Manager. Further, this also could cause a delay in the sale of Russian company securities by the Fund if a potential purchaser is deemed unsuitable, which may expose the Fund to potential loss on the investment.

INVESTMENT COMPANY SECURITIES
         Any investments that a Fund makes in either closed-end or open-end investment companies will be limited by the 1940 Act, and would involve an indirect payment of a portion of the expenses, including advisory fees, of such other investment companies. Under the 1940 Act's limitations, the Fund may not
(1) own more than 3% of the voting stock of another investment company; (2) invest more than 5% of the Fund's total assets in the shares of any one investment company; nor (3) invest more than 10% of the Fund's total assets in shares of other investment companies. These percentage limitations also apply to the Fund's investments in unregistered investment companies.

DIVERSIFICATION
         While Delaware Emerging Markets Fund intends to seek to qualify as a "diversified" investment company under provisions of Subchapter M of the Code, none of these Funds will be diversified under the 1940 Act. Thus, while at least 50% of each such Fund's total assets will be represented by cash, cash items, U.S. government securities and other securities limited in respect of any one issuer to an amount not greater than 5% of the Fund's total assets, it will not satisfy the 1940 Act requirement in this respect, which applies that test to 75% of the Fund's assets. A nondiversified portfolio is believed to be subject to greater risk because adverse effects on the portfolio's security holdings may affect a larger portion of the overall assets.

OPTIONS
         Each Fund may purchase call options or purchase put options and will not engage in option strategies for speculative purposes.

         Each Fund may invest in options that are either listed on U.S. or recognized foreign exchanges or traded over-the-counter. Certain over-the-counter options may be illiquid. Thus, it may not be possible to close options positions and this may have an adverse impact on a Fund's ability to effectively hedge its securities. A Fund will not, however, invest more than 15% (or, in the case of Delaware International Value Equity Fund, 10%) of its assets in illiquid securities.

         PURCHASING CALL OPTIONS -- Each Fund may purchase call options to the extent that premiums paid by the Fund do not aggregate more than 2% of the Fund's total assets.

         When a Fund purchases a call option, in return for a premium paid by a Fund to the writer of the option, the Fund obtains the right to buy the security underlying the option at a specified exercise price at any time during the term of the option. The writer of the call option, who receives the premium upon writing the option, has the obligation, upon exercise of the option, to deliver the underlying security against payment of the exercise price. The advantage of purchasing call options is that a Fund may alter portfolio characteristics and modify portfolio maturities without incurring the cost associated with portfolio transactions.

         A Fund may, following the purchase of a call option, liquidate its position by effecting a closing sale transaction. This is accomplished by selling an option of the same series as the option previously purchased. A Fund will realize a profit from a closing sale transaction if the price received on the transaction is more than the premium paid to purchase the original call option; a Fund will realize a loss from a closing sale transaction if the price received on the transaction is less than the premium paid to purchase the original call option.

         Although a Fund will generally purchase only those call options for which there appears to be an active secondary market, there is no assurance that a liquid secondary market on an Exchange will exist for any particular option, or at any particular time, and for some options no secondary market on an Exchange may exist. In such event, it may not be possible to effect closing transactions in particular options, with the result that a Fund would have to exercise its options in order to realize any profit and would incur brokerage commissions upon the exercise of such options and upon the subsequent disposition of the underlying securities acquired through the exercise of such options. Further, unless the price of the underlying security changes sufficiently, a call option purchased by a Fund may expire without any value to the Fund.

         PURCHASING PUT OPTIONS -- Each Fund may invest up to 2% of its total assets in the purchase of put options. A Fund will, at all times during which it holds a put option, own the security covered by such option.

         A put option purchased by a Fund gives it the right to sell one of its securities for an agreed price up to an agreed date. A Fund intends to purchase put options in order to protect against a decline in the market value of the underlying security below the exercise price less the premium paid for the option ("protective puts"). The ability to purchase put options will allow a Fund to protect unrealized gain in an appreciated security in its portfolio without actually selling the security. If the security does not drop in value, a Fund will lose the value of the premium paid. A Fund may sell a put option which it has previously purchased prior to the sale of the securities underlying such option. Such sale will result in a net gain or loss depending on whether the amount received on the sale is more or less than the premium and other transaction costs paid on the put option which is sold.

         A Fund may sell a put option purchased on individual portfolio securities. Additionally, a Fund may enter into closing sale transactions. A closing sale transaction is one in which a Fund, when it is the holder of an outstanding option, liquidates its position by selling an option of the same series as the option previously purchased.

FUTURES
         Each Fund may enter into contracts for the purchase or sale for future delivery of securities or foreign currencies. While futures contracts provide for the delivery of securities, deliveries usually do not occur. Contracts are generally terminated by entering into an offsetting transaction. When a Fund enters into a futures transaction, it must deliver to the futures commission merchant selected by the Fund an amount referred to as "initial margin." This amount is maintained by the futures commission merchant in an account at the Fund's Custodian Bank. Thereafter, a "variation margin" may be paid by a Fund to, or drawn by the Fund from, such account in accordance with controls set for such accounts, depending upon changes in the price of the underlying securities subject to the futures contract.

         In addition, when a Fund engages in futures transactions, to the extent required by the SEC, it will maintain with its Custodian Bank, assets in a segregated account to cover its obligations with respect to such contracts, which assets will consist of cash, cash equivalents or high quality debt securities from its portfolio in an amount equal to the difference between the fluctuating market value of such futures contracts and the aggregate value of the margin payments made by a Fund with respect to such futures contracts.

         Each Fund may enter into such futures contracts to protect against the adverse affects of fluctuations in interest or foreign exchange rates without actually buying or selling the securities or foreign currency. For example, if interest rates are expected to increase, a Fund might enter into futures contracts for the sale of debt securities. Such a sale would have much the same effect as selling an equivalent value of the debt securities owned by a Fund. If interest rates did increase, the value of the debt securities in the portfolio would decline, but the value of the futures contracts to a Fund would increase at approximately the same rate, thereby keeping the net asset value of the Fund from declining as much as it otherwise would have. Similarly, when it is expected that interest rates may decline, futures contracts may be purchased to hedge in anticipation of subsequent purchases of securities at higher prices. Since the fluctuations in the value of futures contracts should be similar to those of debt securities, a Fund could take advantage of the anticipated rise in value of debt securities without actually buying them until the market had stabilized. At that time, the futures contracts could be liquidated and the Fund could then buy debt securities on the cash market.

         With respect to options on futures contracts, when a Fund is not fully invested, it may purchase a call option on a futures contract to hedge against a market advance due to declining interest rates. The purchase of a call option on a futures contract is similar in some respects to the purchase of a call option on an individual security. Depending on the pricing of the option compared to either the price of the futures contract upon which it is based, or the price of the underlying debt securities, it may or may not be less risky than ownership of the futures contract or underlying debt securities. As with the purchase of futures contracts, when a Fund is not fully invested, it may purchase a call option on a futures contract to hedge against a market advance due to declining interest rates.

         The writing of a call option on a futures contract constitutes a partial hedge against the declining price of the security or foreign currency which is deliverable upon exercise of the futures contract. If the futures price at the expiration of the option is below the exercise price, a Fund will retain the full amount of the option premium which provides a partial hedge against any decline that may have occurred in the Fund's portfolio holdings. The writing of a put option on a futures contract constitutes a partial hedge against the increasing price of the security or foreign currency which is deliverable upon exercise of the futures contract. If the futures price at the expiration of the option is higher than the exercise price, the Fund will retain the full amount of the option premium which provides a partial hedge against any increase in the price of securities which the Fund intends to purchase.

         If a put or call option a Fund has written is exercised, the Fund will incur a loss which will be reduced by the amount of the premium it receives. Depending on the degree of correlation between changes in the value of its portfolio securities and changes in the value of its futures positions, a Fund's losses from existing options on futures may, to some extent, be reduced or increased by changes in the value of portfolio securities. The purchase of a put option on a futures contract is similar in some respects to the purchase of protective puts on portfolio securities. For example, a Fund will purchase a put option on a futures contract to hedge the Fund's portfolio against the risk of rising interest rates.

         To the extent that interest rates move in an unexpected direction, a Fund may not achieve the anticipated benefits of futures contracts or options on futures contracts or may realize a loss. For example, if a Fund is hedged against the possibility of an increase in interest rates which would adversely affect the price of securities held in its portfolio and interest rates decrease instead, the Fund will lose part or all of the benefit of the increased value of its securities which it has because it will have offsetting losses in its futures position. In addition, in such situations, if the Fund had insufficient cash, it may be required to sell securities from its portfolio to meet daily variation margin requirements. Such sales of securities may, but will not necessarily, be at increased prices which reflect the rising market. A Fund may be required to sell securities at a time when it may be disadvantageous to do so.

         Further, with respect to options on futures contracts, a Fund may seek to close out an option position by writing or buying an offsetting position covering the same securities or contracts and have the same exercise price and expiration date. The ability to establish and close out positions on options will be subject to the maintenance of a liquid secondary market, which cannot be assured.

OPTIONS ON FOREIGN CURRENCIES
         Each Fund may purchase and write options on foreign currencies for hedging purposes in a manner similar to that in which futures contracts on foreign currencies, or forward contracts, will be utilized. For example, a decline in the dollar value of a foreign currency in which portfolio securities are denominated will reduce the dollar value of such securities, even if their value in the foreign currency remains constant. In order to protect against such diminutions in the value of portfolio securities, a Fund may purchase put options on the foreign currency. If the value of the currency does decline, a Fund will have the right to sell such currency for a fixed amount in dollars and will thereby offset, in whole or in part, the adverse effect on its portfolio which otherwise would have resulted.

         Conversely, where a rise in the dollar value of a currency in which securities to be acquired are denominated is projected, thereby increasing the cost of such securities, a Fund may purchase call options thereon. The purchase of such options could offset, at least partially, the effects of the adverse movement in exchange rates. As in the case of other types of options, however, the benefit to a Fund deriving from purchases of foreign currency options will be reduced by the amount of the premium and related transaction costs. In addition, where currency exchange rates do not move in the direction or to the extent anticipated, a Fund could sustain losses on transactions in foreign currency options which would require it to forego a portion or all of the benefits of advantageous changes in such rates.

         A Fund may write options on foreign currencies for the same types of hedging purposes. For example, where a Fund anticipates a decline in the dollar value of foreign currency denominated securities due to adverse fluctuations in exchange rates, it could, instead of purchasing a put option, write a call option on the relevant currency. If the expected decline occurs, the option will most likely not be exercised, and the diminution in the value of portfolio securities will be offset by the amount of the premium received.

         Similarly, instead of purchasing a call option to hedge against an anticipated increase in the dollar cost of securities to be acquired, a Fund could write a put option on the relevant currency which, if rates move in the manner projected, will expire unexercised and allow a Fund to hedge such increased cost up to the amount of the premium. As in the case of other types of options, however, the writing of a foreign currency option will constitute only a partial hedge up to the amount of the premium, and only if rates move in the expected direction. If this does not occur, the option may be exercised and the Fund would be required to purchase or sell the underlying currency at a loss which may not be offset by the amount of the premium. Through the writing of options on foreign currencies, a Fund also may be required to forego all or a portion of the benefit which might otherwise have been obtained from favorable movements in exchange rates.

         Each Fund intends to write covered call options on foreign currencies. A call option written on a foreign currency by a Fund is "covered" if the Fund owns the underlying foreign currency covered by the call or has an absolute and immediate right to acquire that foreign currency without additional cash consideration (or for additional cash consideration held in a segregated account by the Custodian Bank) upon conversion or exchange of other foreign currency held in its portfolio. A call option is also covered if the Fund has a call on the same foreign currency and in the same principal amount as the call written where the exercise price of the call held (a) is equal to or less than the exercise price of the call written, or (b) is greater than the exercise price of the call written if the difference is maintained by the Fund in cash, U.S. government securities or other high-grade liquid debt securities in a segregated account with its Custodian Bank.

         With respect to writing put options, at the time the put is written, a Fund will establish a segregated account with its Custodian Bank consisting of cash, U.S. government securities or other high-grade liquid debt securities in an amount equal in value to the amount the Fund will be required to pay upon exercise of the put. The account will be maintained until the put is exercised, has expired, or the Fund has purchased a closing put of the same series as the one previously written.

         In order to comply with the securities laws of one state, a Fund will not write put or call options if the aggregate value of the securities underlying the calls or obligations underlying the puts determined as of the date the options are sold exceed 25% of the Fund's net assets. Should state laws change or Global Funds receive a waiver of their application for a Fund, the Funds reserve the right to increase this percentage.

OPTIONS ON STOCK INDICES
         A stock index assigns relative values to the common stocks included in the index with the index fluctuating with changes in the market values of the underlying common stock.

         Options on stock indices are similar to options on stocks but have different delivery requirements. Stock options provide the right to take or make delivery of the underlying stock at a specified price. A stock index option gives the holder the right to receive a cash "exercise settlement amount" equal to (i) the amount by which the fixed exercise price of the option exceeds (in the case of a put) or is less than (in the case of a call) the closing value of the underlying index on the date of exercise, multiplied by (ii) a fixed "index multiplier." Receipt of this cash amount will depend upon the closing level of the stock index upon which the option is based being greater than (in the case of a call) or less than (in the case of a put) the exercise price of the option. The amount of cash received will be equal to such difference between the closing price of the index and exercise price of the option expressed in dollars times a specified multiple. The writer of the option is obligated, in return for the premium received, to make delivery of this amount. Gain or loss to a Fund on transactions in stock index options will depend on price movements in the stock market generally (or in a particular industry or segment of the market) rather than price movements of individual securities.

         As with stock options, a Fund may offset its position in stock index options prior to expiration by entering into a closing transaction on an Exchange or it may let the option expire unexercised.

         A stock index fluctuates with changes in the market values of the stock so included. Some stock index options are based on a broad market index such as the Standard and Poor's 500(R) Composite Stock Price Index ("S&P 500") or the New York Stock Exchange Composite Index, or a narrower market index such as the Standard & Poor's 100 Index ("S&P 100"). Indices are also based on an industry or market segment such as the AMEX Oil and Gas Index or the Computer and Business Equipment Index. Options on stock indices are currently traded on domestic exchanges such as: The Chicago Board Options Exchange, the New York Stock Exchange and American Stock Exchange as well as on foreign exchanges.

         A Fund's ability to hedge effectively all or a portion of its securities through transactions in options on stock indices depends on the degree to which price movements in the underlying index correlate with price movements in the Fund's portfolio securities. Since a Fund's portfolio will not duplicate the components of an index, the correlation will not be exact. Consequently, a Fund bears the risk that the prices of the securities being hedged will not move in the same amount as the hedging instrument. It is also possible that there may be a negative correlation between the index or other securities which would result in a loss on both such securities and the hedging instrument.

         Positions in stock index options may be closed out only on an Exchange which provides a secondary market. There can be no assurance that a liquid secondary market will exist for any particular stock index option. Thus, it may not be possible to close such an option. The inability to close options positions could have an adverse impact on a Fund's ability effectively to hedge its securities. A Fund will enter into an option position only if there appears to be a liquid secondary market for such options.

         A Fund will not engage in transactions in options on stock indices for speculative purposes but only to protect appreciation attained and to take advantage of the liquidity available in the option markets.

CONCENTRATION
         In applying the Funds' fundamental policy concerning concentration that is described above, it is a matter of non-fundamental policy that: (i) utility companies will be divided according to their services, for example, gas, gas transmission, electric and telephone will each be considered a separate industry; (ii) financial service companies will be classified according to the end users of their services, for example, automobile finance, bank finance and diversified finance will each be considered a separate industry; and (iii) asset backed securities will be classified according to the underlying assets securing such securities.

SPECIAL RISK CONSIDERATIONS

        Foreign Securities Risks. Each Fund has the right to purchase securities in any developed, underdeveloped or emerging country. Investors should consider carefully the substantial risks involved in investing in securities issued by companies and governments of foreign nations. These risks are in addition to the usual risks inherent in domestic investments. There is the possibility of expropriation, nationalization or confiscatory taxation, taxation of income earned in foreign nations or other taxes imposed with respect to investments in foreign nations, foreign exchange control (which may include suspension of the ability to transfer currency from a given country), default in foreign government securities, political or social instability or diplomatic developments which could affect investments in securities of issuers in those nations.

        In addition, in many countries, there is substantially less publicly available information about issuers than is available in reports about companies in the United States. Foreign companies are not subject to uniform accounting, auditing and financial reporting standards, and auditing practices and requirements may not be comparable to those applicable to United States companies. In particular, the assets and profits appearing on the financial statements of a developing or emerging country issuer may not reflect its financial position or results of operations in the way they would be reflected had the financial statements been prepared in accordance with the United States' generally accepted accounting principles. Also, for an issuer that keeps accounting records in local currency, inflation accounting rules may require for both tax and accounting purposes, that certain assets and liabilities be restated on the issuer's balance sheet in order to express items in terms of currency or constant purchasing power. Inflation accounting may indirectly generate losses or profits. Consequently, financial data may be materially affected by restatements for inflation and may not accurately reflect the real condition of those issuers and securities markets.

        Further, a Fund may encounter difficulty or be unable to pursue legal remedies and obtain judgments in foreign courts. Commission rates on securities transactions in foreign countries, which are sometimes fixed rather than subject to negotiation as in the United States, are likely to be higher. Further, the settlement period of securities transactions in foreign markets may be longer than in domestic markets, and may be subject to administrative uncertainties. In many foreign countries, there is less government supervision and regulation of business and industry practices, stock exchanges, brokers and listed companies than in the United States, and capital requirements for brokerage firms are generally lower. The foreign securities markets of many of the countries in which a Fund may invest may also be smaller, less liquid and subject to greater price volatility than those in the United States.

        Emerging Markets Securities Risks. Compared to the United States and other developed countries, emerging countries may have volatile social conditions, relatively unstable governments and political systems, economies based on only a few industries and economic structures that are less diverse and mature, and securities markets that trade a small number of securities, which can result in a low or nonexistent volume of trading. Prices in these securities markets tend to be volatile and, in the past, securities in these countries have offered greater potential for gain (as well as loss) than securities of companies located in developed countries. Until recently, there has been an absence of a capital market structure or market-oriented economy in certain emerging countries. Further, investments and opportunities for investments by foreign investors are subject to a variety of national policies and restrictions in many emerging countries. These restrictions may take the form of prior governmental approval, limits on the amount or type of securities held by foreigners, limits on the types of companies in which foreigners may invest and prohibitions on foreign investments in issuers or industries deemed sensitive to national interests. Additional restrictions may be imposed at any time by these or other countries in which a Fund invests. Also, the repatriation of both investment income and capital from several foreign countries is restricted and controlled under certain regulations, including, in some cases, the need for certain governmental consents. Although these restrictions may in the future make it undesirable to invest in emerging countries, the Manager does not believe that any current repatriation restrictions would affect its decision to invest in such countries. Countries such as those in which a Fund may invest, and in which Delaware Emerging Markets Fund will primarily invest, have historically experienced and may continue to experience, substantial, and in some periods extremely high rates of inflation for many years, high interest rates, exchange rate fluctuations or currency depreciation, large amounts of external debt, balance of payments and trade difficulties and extreme poverty and unemployment. Other factors which may influence the ability or willingness to service debt include, but are not limited to, a country's cash flow situation, the availability of sufficient foreign exchange on the date a payment is due, the relative size of its debt service burden to the economy as a whole, its government's policy towards the International Monetary Fund, the World Bank and other international agencies and the political constraints to which a government debtor may be subject. Under normal circumstances, Delaware Emerging Markets Fund will invest at least 65% of its assets in equity securities of issuers organized or having a majority of their assets or deriving a majority of their operating income in at least three different countries which are considered to be emerging or developing.

        Foreign Government Securities Risks. With respect to investment in debt issues of foreign governments, the ability of a foreign government or government-related issuer to make timely and ultimate payments on its external debt obligations will also be strongly influenced by the issuer's balance of payments, including export performance, its access to international credits and investments, fluctuations in interest rates and the extent of its foreign reserves. A country whose exports are concentrated in a few commodities or whose economy depends on certain strategic imports could be vulnerable to fluctuations in international prices of these commodities or imports. To the extent that a country receives payment for its exports in currencies other than dollars, its ability to make debt payments denominated in dollars could be adversely affected. If a foreign government or government-related issuer cannot generate sufficient earnings from foreign trade to service its external debt, it may need to depend on continuing loans and aid from foreign governments, commercial banks and multilateral organizations, and inflows of foreign investment. The commitment on the part of these foreign governments, multilateral organizations and others to make such disbursements may be conditioned on the government's implementation of economic reforms and/or economic performance and the timely service of its obligations. Failure to implement such reforms, achieve such levels of economic performance or repay principal or interest when due may curtail the willingness of such third parties to lend funds, which may further impair the issuer's ability or willingness to service its debts in a timely manner. The cost of servicing external debt will also generally be adversely affected by rising international interest rates because many external debt obligations bear interest at rates which are adjusted based upon international interest rates. The ability to service external debt will also depend on the level of the relevant government's international currency reserves and its access to foreign exchange. Currency devaluations may affect the ability of a government issuer to obtain sufficient foreign exchange to service its external debt.

        As a result of the foregoing, a foreign governmental issuer may default on its obligations. If such a default occurs, a Fund may have limited effective legal recourse against the issuer and/or guarantor. Remedies must, in some cases, be pursued in the courts of the defaulting party itself, and the ability of the holder of foreign government and government-related debt securities to obtain recourse may be subject to the political climate in the relevant country. In addition, no assurance can be given that the holders of commercial bank debt will not contest payments to the holders of other foreign government and government-related debt obligations in the event of default under their commercial bank loan agreements.

        Among the foreign government and government related issuers in which Delaware Emerging Markets Fund may invest are certain high-yield securities, including so-called Brady Bonds. The issuers of the foreign government and government-related high-yield securities, including Brady Bonds, in which Delaware Emerging Markets Fund may invest have in the past experienced substantial difficulties in servicing their external debt obligations, which have led to defaults on certain obligations and the restructuring of certain indebtedness. Restructuring arrangements have included, among other things, reducing and rescheduling interest and principal payments by negotiating new or amended credit agreements or converting outstanding principal and unpaid interest to Brady Bonds, and obtaining new credit to finance interest payments. Holders of certain foreign government and government-related high-yield securities may be requested to participate in the restructuring of such obligations and to extend further loans to their issuers. There can be no assurance that the Brady Bonds and other foreign government and government-related high-yield securities in which Delaware Emerging Markets Fund may invest will not be subject to similar defaults or restructuring arrangements which may adversely affect the value of such investments. Furthermore, certain participants in the secondary market for such debt may be directly involved in negotiating the terms of these arrangements and may therefore have access to information not available to other market participants.

        Brady Bonds are debt securities issued under the framework of the Brady Plan, an initiative announced by former U.S. Treasury Secretary Nicholas F. Brady in 1989 as a mechanism for debtor nations to restructure their outstanding external indebtedness (generally, commercial bank debt). In restructuring its external debt under the Brady Plan framework, a debtor nation negotiates with its existing bank lenders as well as multilateral institutions such as the World Bank and the International Monetary Fund. The Brady Plan framework, as it has developed, contemplates the exchange of commercial bank debt for new issued bonds (Brady Bonds). The investment advisors believe that economic reforms undertaken by countries in connection with the issuance of Brady Bonds make the debt of countries which have issued or have announced plans to issue Brady Bonds an attractive opportunity for investment. Investors, however, should recognize that the Brady Plan only sets forth general guiding principles for economic reform and debt reduction, emphasizing that solutions must be negotiated on a case-by-case basis between debtor nations and their creditors. In addition, Brady Bonds have been issued only recently and, accordingly, do not have a long payment history.

        Risks Related to Additional Investment Techniques. With respect to forward foreign currency contracts, the precise matching of forward contract amounts and the value of the securities involved is generally not possible since the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date the forward contract is entered into and the date it matures. The projection of short-term currency strategy is highly uncertain.

        It is impossible to forecast the market value of portfolio securities at the expiration of the contract. Accordingly, it may be necessary for a Fund to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security is less than the amount of foreign currency the Fund is obligated to deliver (and if a decision is made to sell the security and make delivery of the foreign currency). Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the portfolio security if its market value exceeds the amount of foreign currency the Fund is obligated to deliver.

        Delaware Emerging Markets Fund may invest up to 35% of its net assets, in high-yield, high risk foreign fixed-income securities. These securities are rated lower than BBB by S&P and Baa by Moody's or, if unrated, are considered by the Manager to be of equivalent quality. No Fund will purchase securities rated lower than C by S&P or Ca by Moody's, or, if unrated, considered to be of an equivalent quality to such ratings by the Investment Manager. Fixed-income securities of this type are considered to be of poor standing and predominantly speculative. Such securities are subject to a substantial degree of credit risk.


ACCOUNTING AND TAX ISSUES

         When a Fund writes a call, or purchases a put option, an amount equal to the premium received or paid by it is included in the Fund's assets and liabilities as an asset and as an equivalent liability.

         In writing a call, the amount of the liability is subsequently "marked to market" to reflect the current market value of the option written. The current market value of a written option is the last sale price on the principal Exchange on which such option is traded or, in the absence of a sale, the mean between the last bid and asked prices. If an option which a Fund has written expires on its stipulated expiration date, the Fund recognizes a short-term gain. If a Fund enters into a closing purchase transaction with respect to an option which the Fund has written, the Fund realizes a short-term gain (or loss if the cost of the closing transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a call option which a Fund has written is exercised, the Fund realizes a capital gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received.

         The premium paid by a Fund for the purchase of a put option is recorded in the Fund's assets and liabilities as an investment and subsequently adjusted daily to the current market value of the option. For example, if the current market value of the option exceeds the premium paid, the excess would be unrealized appreciation and, conversely, if the premium exceeds the current market value, such excess would be unrealized depreciation. The current market value of a purchased option is the last sale price on the principal Exchange on which such option is traded or, in the absence of a sale, the mean between the last bid and asked prices. If an option which a Fund has purchased expires on the stipulated expiration date, the Fund realizes a short-term or long-term capital loss for federal income tax purposes in the amount of the cost of the option. If a Fund exercises a put option, it realizes a capital gain or loss (long-term or short-term, depending on the holding period of the underlying security) from the sale of the underlying security and the proceeds from such sale will be decreased by the premium originally paid.

OPTIONS ON CERTAIN STOCK INDICES
         Accounting for options on certain stock indices will be in accordance with generally accepted accounting principles. The amount of any realized gain or loss on closing out such a position will result in a realized gain or loss for tax purposes. Such options held by a Fund at the end of each fiscal year on a broad-based stock index will be required to be "marked to market" for federal income tax purposes. Generally, 60% of any net gain or loss recognized on such deemed sales or on any actual sales will be treated as long-term capital gain or loss, and the remainder will be treated as short-term capital gain or loss.

OTHER TAX REQUIREMENTS
         Each Fund has qualified, and intends to continue to qualify, as a regulated investment company under Subchapter M of the Code. As a regulated investment company, a Fund generally pays no federal income tax on the income and gains it distributes. The Trustees reserve the right not to maintain the qualification of a Fund as a regulated investment company if it determines such course of action to be beneficial to shareholders. In such case, the Fund would be subject to federal, and possibly state, corporate taxes on its taxable income and gains, and distributions to you would be taxed as ordinary income dividends to the extent of the Fund's earnings and profits.

         In order to qualify as a regulated investment company for federal income tax purposes, each Fund must meet certain specific requirements, including:

         (i) A Fund must maintain a diversified portfolio of securities, wherein no security (other than U.S. government securities and securities of other regulated investment companies) can exceed 25% of that Fund's total assets, and, with respect to 50% of that Fund's total assets, no investment (other than cash and cash items, U.S. government securities and securities of other regulated investment companies) can exceed 5% of that Fund's total assets or 10% of the outstanding voting securities of the issuer;

         (ii) A Fund must derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, and gains from the sale or disposition of stocks, securities or foreign currencies, or other income derived with respect to its business of investing in such stock, securities, or currencies; and

         (iii) A Fund must distribute to its shareholders at least 90% of its investment company taxable income and net tax-exempt income for each of its fiscal years.

         The Code requires each Fund to distribute at least 98% of its taxable ordinary income earned during the calendar year, 98% of its capital gain net income earned during the 12 month period ending October 31 and 100% of undistributed amounts, if any, from the prior year to shareholders by December 31 of each year in order to avoid federal excise tax. Each Fund intends as a matter of policy to declare and pay sufficient dividends in December or January (which are treated by shareholders as received in December) but does not guarantee and can give no assurances that its distributions will be sufficient to eliminate all such taxes.

         When a Fund holds an option or contract which substantially diminishes the risk of loss with respect to another position of the Fund (as might occur in some hedging transactions), this combination of positions could be treated as a "straddle" for tax purposes, possibly resulting in deferral of losses, adjustments in the holding periods and conversion of short-term capital losses into long-term capital losses.

         Under rules relating to "Constructive Sale Transactions", a Fund must recognize gain (but not loss) on any constructive sale of an appreciated financial position in stock, a partnership interest or certain debt instruments. A Fund generally will be treated as making a constructive sale when it: 1) enters into a short sale on the same or substantially identical property; 2) enters into an offsetting notional principal contract; or 3) enters into a futures or forward contract to deliver the same or substantially identical property. Other transactions (including certain financial instruments called collars) will be treated as constructive sales as provided in Treasury regulations to be published. There are also certain exceptions that apply for transactions that are closed before the end of the 30th day after the close of the taxable year.

         INVESTMENT IN FOREIGN CURRENCIES AND FOREIGN SECURITIES -- The Funds are authorized to invest certain limited amounts in foreign securities. Such investments, if made, will have the following additional tax consequences to each Fund:

         Under the Code, gains or losses attributable to fluctuations in foreign currency exchange rates which occur between the time a Fund accrues income (including dividends), or accrues expenses which are denominated in a foreign currency, and the time a Fund actually collects such income or pays such expenses generally are treated as ordinary income or loss. Similarly, on the disposition of debt securities denominated in a foreign currency and on the disposition of certain options, futures or forward contracts, gain or loss attributable to fluctuations in the value of foreign currency between the date of acquisition of the security or contract and the date of its disposition are also treated as ordinary gain or loss. These gains or losses, referred to under the Code as "Section 988" gains or losses, may increase or decrease the amount of a Fund's net investment company taxable income, which, in turn, will affect the amount of income to be distributed to you by a Fund.

         If a Fund's Section 988 losses exceed a Fund's other investment company taxable income during a taxable year, a Fund generally will not be able to make ordinary dividend distributions to you for that year, or distributions made before the losses were realized will be recharacterized as return of capital distributions for federal income tax purposes, rather than as an ordinary dividend or capital gain distribution. If a distribution is treated as a return of capital, your tax basis in your Fund shares will be reduced by a like amount (to the extent of such basis), and any excess of the distribution over your tax basis in your Fund shares will be treated as capital gain to you.

         The Fund may be subject to foreign withholding taxes on income from certain of its foreign securities. This, in turn, could reduce the Fund's income dividends paid to you.

         Most foreign exchange gains realized on the sale of debt securities are treated as ordinary income by the Fund. Similarly, foreign exchange losses realized on the sale of debt securities generally are treated as ordinary losses. These gains when distributed are taxable to you as ordinary income, and any losses reduce the Fund's ordinary income otherwise available for distribution to you. This treatment could increase or decrease the Fund's ordinary income distributions to you, and may cause some or all of the Fund's previously distributed income to be classified as a return of capital. A return of capital generally is not taxable to you, but reduces the tax basis of your shares in the Fund. Any return of capital in excess of your basis, however, is taxable as a capital gain.

         INVESTMENT IN PASSIVE FOREIGN INVESTMENT COMPANY SECURITIES -- The Funds may invest in shares of foreign corporations which may be classified under the Code as passive foreign investment companies ("PFICs"). In general, a foreign corporation is classified as a PFIC if at least one-half of its assets constitute investment-type assets or 75% or more of its gross income is investment-type income. If a Fund receives an "excess distribution" with respect to PFIC stock, the Fund itself may be subject to U.S. federal income tax on a portion of the distribution, whether or not the corresponding income is distributed by the Fund to you. In general, under the PFIC rules, an excess distribution is treated as having been realized ratably over the period during which a Fund held the PFIC shares. A Fund itself will be subject to tax on the portion, if any, of an excess distribution that is so allocated to prior Fund taxable years, and an interest factor will be added to the tax, as if the tax had been payable in such prior taxable years. In this case, you would not be permitted to claim a credit on your own tax return for the tax paid by the Fund. Certain distributions from a PFIC as well as gain from the sale of PFIC shares are treated as excess distributions. Excess distributions are characterized as ordinary income even though, absent application of the PFIC rules, certain distributions might have been classified as capital gain. This may have the effect of increasing Fund distributions to you that are treated as ordinary dividends rather than long-term capital gain dividends.

         A Fund may be eligible to elect alternative tax treatment with respect to PFIC shares. Under an election that currently is available in some circumstances, a Fund generally would be required to include in its gross income its share of the earnings of a PFIC on a current basis, regardless of whether distributions are received from the PFIC during such period. If this election were made, the special rules, discussed above, relating to the taxation of excess distributions, would not apply. In addition, under another election that involves marking-to-market the Fund's PFIC shares at the end of each taxable year (and on certain other dates as prescribed in the Code), unrealized gains would be treated as though they were realized. The Fund would also be allowed an ordinary deduction for the excess, if any, of the adjusted basis of its investment in the PFIC stock over its fair market value at the end of the taxable year. This deduction would be limited to the amount of any net mark-to-market gains previously included with respect to that particular PFIC security. If a Fund were to make this second PFIC election, tax at the Fund level under the PFIC rules generally would be eliminated.

         The application of the PFIC rules may affect, among other things, the amount of tax payable by a Fund (if any), the amounts distributable to you by a Fund, the time at which these distributions must be made, and whether these distributions will be classified as ordinary income or capital gain distributions to you.

         You should be aware that it is not always possible at the time shares of a foreign corporation are acquired to ascertain that the foreign corporation is a PFIC, and that there is always a possibility that a foreign corporation will become a PFIC after a Fund acquires shares in that corporation. While a Fund generally will seek to avoid investing in PFIC shares to avoid the tax consequences detailed above, there are no guarantees that it will do so and it reserves the right to make such investments as a matter of its fundamental investment policy.

DISCLOSURE OF PORTFOLIO HOLDINGS INFORMATION
         The Funds adopted a policy generally prohibiting providing portfolio holdings to any person until after thirty calendar days have passed. We post a list of each Fund's portfolio holdings monthly, with a thirty day lag, on the Funds website, www.delawarefunds.com. In addition, on a ten day lag, we also make available a month-end summary listing of the number of each Fund's securities, country and asset allocations, and top ten securities and sectors by percentage of holdings for each Fund. This information is available publicly to any and all shareholders free of charge once posted on the website by calling 1-800-523-1918.

         Other entities, including institutional investors and intermediaries that distribute the Fund's shares, are generally treated similarly and are not provided with the Fund's portfolio holdings in advance of when they are generally available to the public. Third-party service providers and affiliated persons of the Fund are provided with the Fund's portfolio holdings only to the extent necessary to perform services under agreements relating to the Funds.

         Third-party rating agencies and consultants who have signed agreements ("Non-Disclosure Agreements") with the Fund or the Manager may receive portfolio holdings information more quickly than the thirty day lag. The Non-Disclosure Agreements require that the receiving entity hold the information in the strictest confidence and prohibit the receiving entity from disclosing the information or trading on the information (either in Fund shares or in shares of the Fund's portfolio securities). In addition, the receiving party must agree to provide copies of any research or reports generated using the portfolio holdings information in order to allow for monitoring of use of the information. Neither the Fund, the Manager nor any affiliate receive any compensation or consideration with respect to these agreements.

Non-Disclosure Agreements must be approved by a member of the Manager's Legal Department and Compliance Department and any deviation in the use of the portfolio holdings information by the receiving party must be approved in writing by the Fund's Chief Compliance Officer prior to such use.


PERFORMANCE INFORMATION

         From time to time, each Fund may state its Classes' total return and yield in advertisements and other types of literature. Any statement of total return performance data for a Class will be accompanied by information on the average annual compounded rate of return for that Class over, as relevant, the most recent one-year, five-year, ten-year, or life-of-fund periods, as applicable. Each Fund may also advertise aggregate and average total return information for its Classes over additional periods of time.

         In presenting performance information for Class A Shares, the Limited CDSC or other CDSC, applicable only to certain redemptions of those shares, will not be deducted from any computation of total return. All references to a CDSC in this Performance Information section will apply to Class B Shares or Class C Shares.

         The average annual total rate of return for each Class is based on a hypothetical $1,000 investment that includes capital appreciation and depreciation during the stated periods. The following formula will be used for the actual computations:

                                P (1 + T)n = ERV

         Where:    P  =  a hypothetical initial purchase order of $1,000 from which, in the case of only Class A Shares, the maximum front-end sales charge is deducted;

                   T  =  average annual total return;

                   n  =  number of years;

                 ERV  =  redeemable value of the hypothetical $1,000 purchase at the end of the period after the deduction of the applicable CDSC, if any, with respect to Class B Shares and Class C Shares.

         Aggregate or cumulative total return is calculated in a similar manner, except that the results are not annualized. Each calculation assumes the maximum front-end sales charge, if any, is deducted from the initial $1,000 investment at the time it is made with respect to Class A Shares and that all distributions are reinvested at net asset value, and, with respect to Class B Shares and Class C Shares, reflects the deduction of the CDSC that would be applicable upon complete redemption of such shares. In addition, each Fund may present total return information that does not reflect the deduction of the maximum front-end sales charge or any applicable CDSC.

         Each Fund may also state total return performance for its Classes in the form of an average annual return. This average annual return figure will be computed by taking the sum of a Class' annual returns, then dividing that figure by the number of years in the overall period indicated. The computation will reflect the impact of the maximum front-end sales charge or CDSC, if any, paid on the illustrated investment amount against the first year's return. From time to time, each Fund may quote actual total return performance for its Classes in advertising and other types of literature compared to indices or averages of alternative financial products available to prospective investors. For example, the performance comparisons may include the average return of various bank instruments, some of which may carry certain return guarantees offered by leading banks and thrifts as monitored by Bank Rate Monitor, and those of generally-accepted corporate bond and government security price indices of various durations prepared by Lehman Brothers and Citigroup Global Markets. These indices are not managed for any investment goal.

         The average annual total return performance of each Fund through November 30, 2003 follows. The total return for Class A Shares at offer reflects the maximum front-end sales charge of 5.75% paid on the purchase of shares. The total return for Class A Shares at net asset value (NAV) does not reflect the payment of any front-end sales charge. The total return for Class B Shares and Class C Shares including deferred sales charge reflects the deduction of the applicable CDSC that would be paid if the shares were redeemed at the end of the period. The total return for Class B Shares and Class C Shares excluding deferred sales charge assumes the shares were not redeemed at the end of the period and, therefore, does not reflect the deduction of a CDSC. Pursuant to applicable regulation, total return shown for Delaware International Value Equity Fund Institutional Class for the periods prior to the commencement of operations of such Class is calculated by taking the performance of Delaware International Value Equity Fund A Class and adjusting it to reflect the elimination of all front-end sales charges. However, for those periods, no adjustment has been made to eliminate the impact of 12b-1 plan expenses, and performance would have been affected had such an adjustment been made.

         Shares of Delaware International Small Cap Value Fund A Class were initially offered on December 19, 1997. Between January 16, 1998 and July 15, 1998, the Class A Shares sold shares which were subsequently repurchased, leaving a balance of one share, representing the initial seed purchase. As of September 28, 2001 shareholder activity started re-entering into the Class.

         Securities prices fluctuated during the periods covered and the past results should not be considered as representative of future performance.

         Actual after-tax returns depend on the investor's individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-deferred investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts. The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the Fund's lifetime and do not reflect the impact of state and local taxes. Past performance, both before and after taxes, is not a guarantee of future results.

        The average annual total return for each Class (except Class R) is shown for the 1 year, 5 year or 10 year period ending November 30, 2004. If a Class has not been in existence for a full 1, 5, or 10 year period, then lifetime returns are shown. Lifetime returns are not shown if performance information exists for the 10 year period. Return information is not currently provided for Class R shares of Delaware Emerging Markets Fund and Delaware International Small Cap Value Fund since they have not yet commenced operations.


                                                AVERAGE ANNUAL TOTAL RETURN
------------------------------------------------------------------------------- ----------- ----------- ----------- --------------
                                                                                  1 year     5 years     10 years
DELAWARE INTERNATIONAL VALUE EQUITY FUND(1)                                       ended       ended       ended
                                                                                 11/30/04    11/30/04    11/30/04   Life of Fund(4)
------------------------------------------------------------------------------- ----------- ----------- ----------- --------------
CLASS A (AT OFFER BEFORE TAXES)(2)                                                  _____%      _____%      _____%         _____%
------------------------------------------------------------------------------- ----------- ----------- ----------- --------------
CLASS A (AT OFFER AFTER TAXES ON DISTRIBUTIONS)                                     _____%      _____%      _____%         _____%
------------------------------------------------------------------------------- ----------- ----------- ----------- --------------
CLASS A (AT OFFER AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES)             _____%      _____%      _____%         _____%
------------------------------------------------------------------------------- ----------- ----------- ----------- --------------
CLASS A (AT NAV BEFORE TAXES)                                                       _____%      _____%      _____%         _____%
------------------------------------------------------------------------------- ----------- ----------- ----------- --------------
CLASS B (INCLUDING CDSC BEFORE TAXES)(3)                                            _____%      _____%      _____%         _____%
------------------------------------------------------------------------------- ----------- ----------- ----------- --------------
CLASS B (INCLUDING CDSC AFTER TAXES ON DISTRIBUTIONS)(3)                            _____%      _____%      _____%         _____%
------------------------------------------------------------------------------- ----------- ----------- ----------- --------------
CLASS B (INCLUDING CDSC AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES)(3)    _____%      _____%      _____%         _____%
------------------------------------------------------------------------------- ----------- ----------- ----------- --------------
CLASS B (EXCLUDING CDSC BEFORE TAXES)                                               _____%      _____%      _____%         _____%
------------------------------------------------------------------------------- ----------- ----------- ----------- --------------
CLASS C (INCLUDING CDSC BEFORE TAXES)                                               _____%      _____%      _____%         _____%
------------------------------------------------------------------------------- ----------- ----------- ----------- --------------
CLASS C (INCLUDING CDSC AFTER TAXES ON DISTRIBUTIONS)                               _____%      _____%      _____%         _____%
------------------------------------------------------------------------------- ----------- ----------- ----------- --------------
CLASS C (INCLUDING CDSC AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES)       _____%      _____%      _____%         _____%
------------------------------------------------------------------------------- ----------- ----------- ----------- --------------
CLASS C (EXCLUDING CDSC BEFORE TAXES)                                               _____%      _____%      _____%         _____%
------------------------------------------------------------------------------- ----------- ----------- ----------- --------------
CLASS R (BEFORE TAXES)                                                              _____%      _____%      _____%         _____%
------------------------------------------------------------------------------- ----------- ----------- ----------- --------------
CLASS R (AFTER TAXES ON DISTRIBUTIONS)                                              _____%      _____%      _____%         _____%
------------------------------------------------------------------------------- ----------- ----------- ----------- --------------
CLASS R (AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES)                      _____%      _____%      _____%         _____%
------------------------------------------------------------------------------- ----------- ----------- ----------- --------------
INSTITUTIONAL CLASS (BEFORE TAXES)                                                  _____%      _____%      _____%         _____%
------------------------------------------------------------------------------- ----------- ----------- ----------- --------------
INSTITUTIONAL CLASS (AFTER TAXES ON DISTRIBUTIONS)                                  _____%      _____%      _____%         _____%
------------------------------------------------------------------------------- ----------- ----------- ----------- --------------
INSTITUTIONAL CLASS (AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES)          _____%      _____%      _____%         _____%
------------------------------------------------------------------------------- ----------- ----------- ----------- --------------


------------------------------------------------------------------------------- ----------- ----------- ----------- --------------
                                                                                  1 year      5 years     10 years
DELAWARE EMERGING MARKETS FUND(1)                                                 ended        ended       ended
                                                                                 11/30/04    11/30/04     11/30/04  Life of Fund(4)
------------------------------------------------------------------------------- ----------- ----------- ----------- --------------
CLASS A (AT OFFER BEFORE TAXES)(2/5)                                                _____%      _____%      _____%         _____%
------------------------------------------------------------------------------- ----------- ----------- ----------- --------------
CLASS A (AT OFFER AFTER TAXES ON DISTRIBUTIONS)(5)                                  _____%      _____%      _____%         _____%
------------------------------------------------------------------------------- ----------- ----------- ----------- --------------
CLASS A (AT OFFER AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES)(5)          _____%      _____%      _____%         _____%
------------------------------------------------------------------------------- ----------- ----------- ----------- --------------
CLASS A (AT NAV BEFORE TAXES)(5)                                                    _____%      _____%      _____%         _____%
------------------------------------------------------------------------------- ----------- ----------- ----------- --------------
CLASS B (INCLUDING CDSC BEFORE TAXES)(3)                                            _____%      _____%      _____%         _____%
------------------------------------------------------------------------------- ----------- ----------- ----------- --------------
CLASS B (INCLUDING CDSC AFTER TAXES ON DISTRIBUTIONS)(3)                            _____%      _____%      _____%         _____%
------------------------------------------------------------------------------- ----------- ----------- ----------- --------------
CLASS B (INCLUDING CDSC AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES)(3)    _____%      _____%      _____%         _____%
------------------------------------------------------------------------------- ----------- ----------- ----------- --------------
CLASS B (EXCLUDING CDSC BEFORE TAXES)                                               _____%      _____%      _____%         _____%
------------------------------------------------------------------------------- ----------- ----------- ----------- --------------
CLASS C (INCLUDING CDSC BEFORE TAXES)                                               _____%      _____%      _____%         _____%
------------------------------------------------------------------------------- ----------- ----------- ----------- --------------
CLASS C (INCLUDING CDSC AFTER TAXES ON DISTRIBUTIONS)                               _____%      _____%      _____%         _____%
------------------------------------------------------------------------------- ----------- ----------- ----------- --------------
CLASS C (INCLUDING CDSC AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES)       _____%      _____%      _____%         _____%
------------------------------------------------------------------------------- ----------- ----------- ----------- --------------
CLASS C (EXCLUDING CDSC BEFORE TAXES)                                               _____%      _____%      _____%         _____%
------------------------------------------------------------------------------- ----------- ----------- ----------- --------------
INSTITUTIONAL CLASS (BEFORE TAXES)                                                  _____%      _____%      _____%         _____%
------------------------------------------------------------------------------- ----------- ----------- ----------- --------------
INSTITUTIONAL CLASS (AFTER TAXES ON DISTRIBUTIONS)                                  _____%      _____%      _____%         _____%
------------------------------------------------------------------------------- ----------- ----------- ----------- --------------
INSTITUTIONAL CLASS (AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES)          _____%      _____%      _____%         _____%
------------------------------------------------------------------------------- ----------- ----------- ----------- --------------


                                                AVERAGE ANNUAL TOTAL RETURN
------------------------------------------------------------------------------- ----------- ---------- ------------ --------------
                                                                                  1 year     5 years     10 years
DELAWARE INTERNATIONAL SMALL CAP VALUE FUND(1)                                    ended       ended       ended
                                                                                 11/30/04    11/30/04    11/30/04   Life of Fund(4)
------------------------------------------------------------------------------- ----------- ---------- ------------ --------------
CLASS A (AT OFFER BEFORE TAXES)(2)                                                  _____%     _____%       _____%         _____%
------------------------------------------------------------------------------- ----------- ---------- ------------ --------------
CLASS A (AT OFFER AFTER TAXES ON DISTRIBUTIONS)                                     _____%     _____%       _____%         _____%
------------------------------------------------------------------------------- ----------- ---------- ------------ --------------
CLASS A (AT OFFER AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES)             _____%     _____%       _____%         _____%
------------------------------------------------------------------------------- ----------- ---------- ------------ --------------
CLASS A (AT NAV BEFORE TAXES)                                                       _____%     _____%       _____%         _____%
------------------------------------------------------------------------------- ----------- ---------- ------------ --------------
CLASS B (INCLUDING CDSC BEFORE TAXES)(3)                                            _____%     _____%       _____%         _____%
------------------------------------------------------------------------------- ----------- ---------- ------------ --------------
CLASS B (INCLUDING CDSC AFTER TAXES ON DISTRIBUTIONS)(3)                            _____%     _____%       _____%         _____%
------------------------------------------------------------------------------- ----------- ---------- ------------ --------------
CLASS B (INCLUDING CDSC AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES)(3)    _____%     _____%       _____%         _____%
------------------------------------------------------------------------------- ----------- ---------- ------------ --------------
CLASS B (EXCLUDING CDSC BEFORE TAXES)                                               _____%     _____%       _____%         _____%
------------------------------------------------------------------------------- ----------- ---------- ------------ --------------
CLASS C (INCLUDING CDSC BEFORE TAXES)                                               _____%     _____%       _____%         _____%
------------------------------------------------------------------------------- ----------- ---------- ------------ --------------
CLASS C (INCLUDING CDSC AFTER TAXES ON DISTRIBUTIONS)                               _____%     _____%       _____%         _____%
------------------------------------------------------------------------------- ----------- ---------- ------------ --------------
CLASS C (INCLUDING CDSC AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES)       _____%     _____%       _____%         _____%
------------------------------------------------------------------------------- ----------- ---------- ------------ --------------
CLASS C (EXCLUDING CDSC BEFORE TAXES)                                               _____%     _____%       _____%         _____%
------------------------------------------------------------------------------- ----------- ---------- ------------ --------------
INSTITUTIONAL CLASS (BEFORE TAXES)                                                  _____%     _____%       _____%         _____%
------------------------------------------------------------------------------- ----------- ---------- ------------ --------------
INSTITUTIONAL CLASS (AFTER TAXES ON DISTRIBUTIONS)                                  _____%     _____%       _____%         _____%
------------------------------------------------------------------------------- ----------- ---------- ------------ --------------
INSTITUTIONAL CLASS (AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES)          _____%     _____%       _____%         _____%
------------------------------------------------------------------------------- ----------- ---------- ------------ --------------


(1) Reflects applicable expense caps in effect during the periods. See Investment Management Agreement and Sub-Advisory Agreement for information regarding expense caps for the Funds. In the absence of such voluntary waivers, performance would have been affected negatively.
(2) Effective November 2, 1998, the maximum front-end sales charge is 5.75%. The above performance numbers are calculated using 5.75% as the applicable sales charge for all time periods.
(3) Effective November 18, 2002, the CDSC schedule for Class B Shares was changed to: 4.00% during the first year, 3.25% during the second year, 2.75% during the third year, 2.25% during the fourth and fifth years, 1.50% during the sixth year and 0% thereafter. The above figures have been calculated using this new schedule.

(4) As of November 30, 2004, Class R shares of Delaware Emerging Markets Fund and Delaware International Small Cap Value Fund have not yet commenced operations. The Funds' commencement of operations were as follows:


         -------------------------------------------------------------------- -----------
         Delaware International Value Equity Fund A Class                     10/31/91
         Delaware International Value Equity Fund B Class                     9/6/94
         Delaware International Value Equity Fund C Class                     11/29/95
         Delaware International Value Equity Fund R Class                     6/2/03
         Delaware International Value Equity Fund Institutional Class         11/9/92
         -------------------------------------------------------------------- -----------
         Delaware Emerging Markets Fund A Class                               6/10/96
         Delaware Emerging Markets Fund B Class                               6/10/96
         Delaware Emerging Markets Fund C Class                               6/10/96
         Delaware Emerging Markets Fund Institutional Class                   6/10/96
         -------------------------------------------------------------------- -----------

         -------------------------------------------------------------------- -----------
         Delaware International Small Cap Value Fund A Class                  12/19/97
         Delaware International Small Cap Value Fund B Class                  9/28/01
         Delaware International Small Cap Value Fund C Class                  9/28/01
         Delaware International Small Cap Value Fund Institutional Class      12/19/97
         -------------------------------------------------------------------- -----------

(5) For the period from February 1, 1998 through May 31, 2001, the Distributor elected voluntarily to waive 0.05% of Delaware Emerging Markets Fund A Class' 12b-1 fee in order to limit 12b-1 Plan expenses to 0.25%. In the absence of such voluntary waiver, performance would have been affected negatively.

         Total return performance for a Class will be computed by adding all reinvested income and realized securities profits distributions plus the change in net asset value during a specific period and dividing by the offering price at the beginning of the period. It will also reflect, as applicable, the maximum front-end sales charge or CDSC paid with respect to the illustrated investment amount, but not any income taxes payable by shareholders on the reinvested distributions included in the calculation. Because securities prices fluctuate, past performance should not be considered as a representation of the results which may be realized from an investment in a Fund in the future.

TRADING PRACTICES AND BROKERAGE

          The Manager selects brokers or dealers to execute transactions on behalf of each Fund for the purchase or sale of portfolio securities on the basis of its judgment of their professional capability to provide the service. The primary consideration is to have brokers or dealers execute transactions at best execution. Best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order and other factors affecting the overall benefit obtained by the account on the transaction. A number of trades are made on a net basis where a Fund either buys securities directly from the dealer or sells them to the dealer. In these instances, there is no direct commission charged but there is a spread (the difference between the buy and sell price) which is the equivalent of a commission. When a commission is paid, the Fund involved pays reasonably competitive brokerage commission rates based upon the professional knowledge of the Manager as to rates paid and charged for similar transactions throughout the securities industry. In some instances, the Fund may pay a minimal share transaction cost when the transaction presents no difficulty.

         During the past three fiscal years, the aggregate dollar amounts of brokerage commissions were paid by the following Funds:


        ------------------------------------------------------- ------------------------------------
                                                                           NOVEMBER 30,
        ------------------------------------------------------- ------------ ----------- -----------
                                                                       2004        2003        2002
                                                                      ------       -----      -----
        ------------------------------------------------------- ------------ ----------- -----------
        DELAWARE INTERNATIONAL VALUE EQUITY FUND                   $_______    $_______    $_______
        ------------------------------------------------------- ------------ ----------- -----------
        DELAWARE EMERGING MARKETS FUND                             $_______    $_______    $_______
        ------------------------------------------------------- ------------ ----------- -----------
        DELAWARE INTERNATIONAL SMALL CAP VALUE FUND                $_______    $_______    $_______
        ------------------------------------------------------- ------------ ----------- -----------

         The Manager may allocate out of all commission business generated by all of the funds and accounts under its management, brokerage business to brokers or dealers who provide brokerage and research services. These services include advice, either directly or through publications or writings, as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; furnishing of analyses and reports concerning issuers, securities or industries; providing information on economic factors and trends; assisting in determining portfolio strategy; providing computer software and hardware used in security analyses; and providing portfolio performance evaluation and technical market analyses. Such services are used by the Manager in connection with its investment decision-making process with respect to one or more funds and accounts managed by it, and may not be used, or used exclusively, with respect to the fund or account generating the brokerage.

         During their last fiscal year, portfolio transactions of the following Funds, in the amounts listed below, resulting in brokerage commissions in the amounts listed below, were directed to brokers for brokerage and research services provided:


        ------------------------------------------------------- ----------------------- --------------------
                                                                      PORTFOLIO              BROKERAGE
                                                                     TRANSACTIONS           COMMISSIONS
                                                                       AMOUNTS                AMOUNTS
                                                                     ------------           -----------
        ------------------------------------------------------- ----------------------- --------------------
        DELAWARE INTERNATIONAL VALUE EQUITY FUND                       $_______               $_______
        ------------------------------------------------------- ----------------------- --------------------
        DELAWARE EMERGING MARKETS FUND                                 $_______               $_______
        ------------------------------------------------------- ----------------------- --------------------
        DELAWARE INTERNATIONAL SMALL CAP VALUE FUND                    $_______               $_______
        ------------------------------------------------------- ----------------------- --------------------

         As provided in the Securities Exchange Act of 1934 (the "1934 Act") and each Fund's Investment Management Agreement, higher commissions are permitted to be paid to broker/dealers who provide brokerage and research services than to broker/dealers who do not provide such services if such higher commissions are deemed reasonable in relation to the value of the brokerage and research services provided. Although transactions are directed to broker/dealers who provide such brokerage and research services, the Funds believe that the commissions paid to such broker/dealers are not, in general, higher than commissions that would be paid to broker/dealers not providing such services and that such commissions are reasonable in relation to the value of the brokerage and research services provided. In some instances, services may be provided to the Manager which constitute in some part brokerage and research services used by the Manager in connection with its investment decision-making process and constitute in some part services used by the Manager in connection with administrative or other functions not related to its investment decision-making process. In such cases, the Manager will make a good faith allocation of brokerage and research services and will pay out of its own resources for services used by the Manager in connection with administrative or other functions not related to its investment decision-making process. In addition, so long as no fund is disadvantaged, portfolio transactions which generate commissions or their equivalent are allocated to broker/dealers who provide daily portfolio pricing services to a Fund and to other funds in the Delaware Investments family. Subject to best execution, commissions allocated to brokers providing such pricing services may or may not be generated by the funds receiving the pricing service.

         The Manager may place a combined order for two or more accounts or funds engaged in the purchase or sale of the same security if, in its judgment, joint execution is in the best interest of each participant and will result in best execution. Transactions involving commingled orders are allocated in a manner deemed equitable to each account or fund. When a combined order is executed in a series of transactions at different prices, each account participating in the order that receives an allocation may be allocated an average price obtained from the executing broker. It is believed that the ability of the accounts to participate in volume transactions will generally be beneficial to the accounts and funds. Although it is recognized that, in some cases, the joint execution of orders could adversely affect the price or volume of the security that a particular account or fund may obtain, it is the opinion of the Manager and the Funds' Board of Trustees that the advantages of combined orders outweigh the possible disadvantages of separate transactions.


         Consistent with NASD Regulation, Inc. (the "NASDRSM") rules, and subject to seeking best execution, a Fund may place orders with broker/dealers that have agreed to defray certain expenses of the funds in the Delaware Investments family of funds such as custodian fees.


PORTFOLIO TURNOVER
         Portfolio trading will be undertaken principally to accomplish the Fund's. A Fund is free to dispose of portfolio securities at any time, subject to complying with the Code and the 1940 Act, when changes in circumstances or conditions make such a move desirable in light of the investment objective. A Fund will not attempt to achieve or be limited to a predetermined rate of portfolio turnover. Such turnover always will be incidental to transactions undertaken with a view to achieving a Fund's investment objective.

         The degree of portfolio activity may affect brokerage costs of a Fund and taxes payable by a Fund's shareholders. The Global Funds generally have a portfolio turnover rate below 100%. A turnover rate of 100% would occur if, for example, a fund bought and sold all of the securities in its portfolio once in the course of a year or frequently traded a single security. In investing to achieve its investment objective, a Fund may hold securities for any period of time. Portfolio turnover will also be increased if a Fund writes a large number of call options which are subsequently exercised. To the extent a Fund realizes gains on securities held for less than six months, such gains are taxable to the shareholder subject to tax or to the Fund at ordinary income tax rates. The turnover rate also may be affected by cash requirements from redemptions and repurchases of Fund shares. High portfolio turnover involves correspondingly greater brokerage costs and may affect taxes payable by shareholders that are subject to federal income taxes. See Taxes.

         The portfolio turnover rate of a Fund is calculated by dividing the lesser of purchases or sales of securities for the particular fiscal year by the monthly average of the value of the securities owned by the Fund during the particular fiscal year, exclusive of securities whose maturities at the time of acquisition are one year or less.

         During the past two fiscal years, the portfolio turnover rates of the Funds were as follows:

        ------------------------------------------------------------ --------------- --------------
                                                                               2004           2003
                                                                               ----          -----
        ------------------------------------------------------------ --------------- --------------
        Delaware International Value Equity Fund                             _____%         _____%
        ------------------------------------------------------------ --------------- --------------
        Delaware Emerging Markets Fund                                       _____%         _____%
        ------------------------------------------------------------ --------------- --------------
        Delaware International Small Cap Value Fund                          _____%         _____%
        ------------------------------------------------------------ --------------- --------------


PURCHASING SHARES

         The Distributor serves as the national distributor for each Fund's shares and has agreed to use its best efforts to sell shares of each Fund. See the Prospectuses for additional information on how to invest. Shares of each Fund are offered on a continuous basis and may be purchased through authorized investment dealers or directly by contacting Global Funds or the Distributor.

         The minimum initial investment generally is $1,000 for Class A Shares, Class B Shares and Class C Shares. Subsequent purchases of such Classes generally must be at least $100. The initial and subsequent investment minimums for Class A Shares will be waived for purchases by officers, trustees and employees of any Delaware Investments Fund, the Manager or any of their affiliates if the purchases are made pursuant to a payroll deduction program. Shares purchased pursuant to the Uniform Gifts to Minors Act or Uniform Transfers to Minors Act and shares purchased in connection with an Automatic Investing Plan are subject to a minimum initial purchase of $250 and a minimum subsequent purchase of $25. Accounts opened under the Asset Planner service are subject to a minimum initial investment of $2,000 per Asset Planner Strategy selected. There are no minimum purchase requirements for Class R and the Institutional Classes, but certain eligibility requirements must be satisfied.

         [Shareholders who own Class A shares of Delaware Cash Reserve Fund as a result of a liquidation of a fund in the Delaware Investments Family of Funds may exchange into Class A shares of another Fund at net asset value.

         Any class members included in the settlement of Blanke v. Lincoln National Corporation and Lincoln National Life Insurance Company may purchase Class A shares of the Fund at net asset value for a period of 90 days after the final settlement date. The initial purchase of such shares must be for an amount of at least $1,000 and must comply with the Amended Notice of Class Action, Proposed Settlement and Fairness Hearing. Class members may call 800 960-0366 to receive information regarding the settlement.]

         Each purchase of Class B Shares is subject to a maximum purchase limitation of $100,000. For Class C Shares, each purchase must be in an amount that is less than $1,000,000. See Investment Plans for purchase limitations applicable to retirement plans. Global Funds will reject any purchase order for more than $100,000 of Class B Shares and $1,000,000 or more of Class C Shares. An investor may exceed these limitations by making cumulative purchases over a period of time. In doing so, an investor should keep in mind, however, that reduced front-end sales charges apply to investments of $50,000 or more in Class A Shares, and that Class A Shares are subject to lower annual 12b-1 Plan expenses than Class B Shares and Class C Shares and generally are not subject to a CDSC.

         Selling dealers are responsible for transmitting orders promptly. Global Funds reserves the right to reject any order for the purchase of its shares of either Fund if in the opinion of management such rejection is in such Fund's best interest. If a purchase is canceled because your check is returned unpaid, you are responsible for any loss incurred. A Fund can redeem shares from your account(s) to reimburse itself for any loss, and you may be restricted from making future purchases in any of the funds in the Delaware Investments family. Each Fund reserves the right to reject purchase orders paid by third-party checks or checks that are not drawn on a domestic branch of a United States financial institution. If a check drawn on a foreign financial institution is accepted, you may be subject to additional bank charges for clearance and currency conversion.

         Each Fund also reserves the right, following shareholder notification, to charge a service fee on non-retirement accounts that, as a result of redemption, have remained below the minimum stated account balance for a period of three or more consecutive months. Holders of such accounts may be notified of their insufficient account balance and advised that they have until the end of the current calendar quarter to raise their balance to the stated minimum. If the account has not reached the minimum balance requirement by that time, the Fund will charge a $9 fee for that quarter and each subsequent calendar quarter until the account is brought up to the minimum balance. The service fee will be deducted from the account during the first week of each calendar quarter for the previous quarter, and will be used to help defray the cost of maintaining low-balance accounts. No fees will be charged without proper notice, and no CDSC will apply to such assessments.

         Each Fund also reserves the right, upon 60 days' written notice, to involuntarily redeem accounts that remain under the minimum initial purchase amount as a result of redemptions. An investor making the minimum initial investment may be subject to involuntary redemption without the imposition of a CDSC or Limited CDSC if he or she redeems any portion of his or her account.

         The NASDR(SM) has adopted amendments to its Conduct Rules, relating to investment company sales charges. Global Funds and the Distributor intend to operate in compliance with these rules.

         Class A Shares are purchased at the offering price which reflects a maximum front-end sales charge of 5.75%; however, lower front-end sales charges apply for larger purchases. See the table in the Fund Classes' Prospectuses. Absent applicable fee waivers, Class A Shares are also subject to annual 12b-1 Plan expenses for the life of the investment.

         Class B Shares of the Funds are purchased at net asset value and are subject to a CDSC of: (i) 4.00% if shares are redeemed within one year of purchase; (ii) 3.25% if shares are redeemed during the second year of purchase;
(iii) 2.75% if shares are redeemed during the third year following purchase;
(iv) 2.25% if shares are redeemed during the fourth and fifth years following purchase; and (v) 1.50% if shares are redeemed during the sixth year and (vi) 0% thereafter. Absent applicable fee waivers, Class B Shares are also subject to annual 12b-1 Plan expenses which are higher than those to which Class A Shares are subject and are assessed against Class B Shares for approximately eight years after purchase. See Automatic Conversion of Class B Shares, below.

         Class C Shares are purchased at net asset value and are subject to a CDSC of 1% if shares are redeemed within 12 months following purchase. Absent applicable fee waivers, Class C Shares are also subject to annual 12b-1 Plan expenses for the life of the investment which are equal to those to which Class B Shares are subject.

         Class R Shares are purchased at the net asset value per share without the imposition of a front-end or contingent deferred sales charge. Class R Shares are subject to annual 12b-1 Plan expenses for the life of the investment.

         Institutional Class shares are purchased at the net asset value per share without the imposition of a front-end or contingent deferred sales charge or 12b-1 Plan expenses.

         Class A Shares, Class B Shares, Class C Shares, Class R Shares and Institutional Class Shares represent a proportionate interest in a Fund's assets and will receive a proportionate interest in that Fund's income, before application, as to Class A, Class B, Class C Shares and Class R Shares, of any expenses under that Fund's 12b-1 Plans. See Plans Under Rule 12b-1 for the Fund Classes under Purchasing Shares, and Determining Offering Price and Net Asset Value in this Part B.

         The Distributor has voluntarily elected to waive 0.05% of the payment of 12b-1 Plan expenses by Delaware Emerging Markets Fund Class A shares beginning February 1, 1998 through January 31, 2003. Beginning February 1, 2003, the Distributor has contracted to waive 0.05% of the payment of 12b-1 Plan expenses by Delaware Emerging Markets Fund Class A shares through January 31, 2004. The Distributor has extended this waiver through _______________.

         Since the International Small Cap Value Fund's commencement of operations, Delaware Distributors, L.P. has voluntarily waived 12b-1 Plan expenses for each Class of the Fund. Effective September 21, 2001, the Fund commenced paying 12b-1 Plan expenses of an amount up to 0.30% (currently set at 0.25% by the Board of Trustees) of average daily net assets for Class A shares and 1.00% for Class B and Class C shares. Beginning February 1, 2003, the Distributor has contracted to waive 0.05% of the payment of 12b-1 Plan expenses by Delaware International Small Cap Value Fund Class A shares through January 31, 2005. The Distributor has extended this waiver through _______________.


         Certificates representing shares purchased are not ordinarily issued unless, in the case of Class A Shares or Institutional Class shares, a shareholder submits a specific request. Certificates are not issued in the case of Class B Shares, Class C Shares or Class R Shares or in the case of any retirement plan account including self-directed IRAs. However, purchases not involving the issuance of certificates are confirmed to the investor and credited to the shareholder's account on the books maintained by Delaware Service Company, Inc. (the "Transfer Agent"). The investor will have the same rights of ownership with respect to such shares as if certificates had been issued. An investor that is permitted to obtain a certificate may receive a certificate representing full share denominations purchased by sending a letter signed by each owner of the account to the Transfer Agent requesting the certificate. No charge is assessed by Global Funds for any certificate issued. A shareholder may be subject to fees for replacement of a lost or stolen certificate, under certain conditions, including the cost of obtaining a bond covering the lost or stolen certificate. Please contact a Fund for further information. Investors who hold certificates representing any of their shares may only redeem those shares by written request. The investor's certificate(s) must accompany such request.

ALTERNATIVE PURCHASE ARRANGEMENTS - CLASS A SHARES, CLASS B SHARES AND CLASS C SHARES
         The alternative purchase arrangements of Class A Shares, Class B Shares and Class C Shares permit investors to choose the method of purchasing shares that is most suitable for their needs given the amount of their purchase, the length of time they expect to hold their shares and other relevant circumstances. Investors should determine whether, given their particular circumstances, it is more advantageous to purchase Class A Shares and incur a front-end sales charge and annual 12b-1 Plan expenses of up to a maximum of 0.30% of the average daily net assets of Class A Shares, or to purchase either Class B or Class C Shares and have the entire initial purchase amount invested in the Fund with the investment thereafter subject to a CDSC and annual 12b-1 Plan expenses. Class B Shares are subject to a CDSC if the shares are redeemed within six years of purchase, and Class C Shares are subject to a CDSC if the shares are redeemed within 12 months of purchase. Class B and Class C Shares are each subject to annual 12b-1 Plan expenses of up to a maximum of 1% (0.25% of which are service fees to be paid to the Distributor, dealers or others for providing personal service and/or maintaining shareholder accounts) of average daily net assets of the respective Class. Class B Shares will automatically convert to Class A Shares at the end of approximately eight years after purchase and, thereafter, be subject to annual 12b-1 Plan expenses of up to a maximum of 0.30% of average daily net assets of such shares. Unlike Class B Shares, Class C Shares do not convert to another Class.

         The higher 12b-1 Plan expenses on Class B Shares and Class C Shares will be offset to the extent a return is realized on the additional money initially invested upon the purchase of such shares. However, there can be no assurance as to the return, if any, that will be realized on such additional money. In addition, the effect of any return earned on such additional money will diminish over time. In comparing Class B Shares to Class C Shares, investors should also consider the duration of the annual 12b-1 Plan expenses to which each of the classes is subject and the desirability of an automatic conversion feature, which is available only for Class B Shares.

         Class R Shares have no front-end sales charge and are not subject to a CDSC, but incur annual 12b-1 expenses of up to a maximum of 0.60%. Class A Shares generally are not available for purchase by anyone qualified to purchase Class R Shares.

         In comparing Class B Shares and Class C Shares to Class R Shares, investors should consider the higher 12b-1 Plan expenses on Class B Shares and Class C Shares. Investors also should consider the fact that, like Class B Shares and Class C Shares, Class R Shares do not have a front-end sales charge and, unlike Class B Shares and Class C Shares, Class R Shares are not subject to a CDSC. In Comparing Class B Shares to Class R shares, investors should also consider the duration of the annual 12b-1 Plan expenses to which each Class is subject and the desirability of an automatic conversion feature to Class A Shares (with lower annual 12b-1 Plan fees), which is available only for Class B Shares and does not subject the investor to a CDSC.

         For the distribution and related services provided to, and the expenses borne on behalf of, the Funds, the Distributor and others will be paid, in the case of Class A Shares, from the proceeds of the front-end sales charge and 12b-1 Plan fees, in the case of Class B Shares and Class C Shares, from the proceeds of the 12b-1 Plan fees and, if applicable, the CDSC incurred upon redemption, and in the case of Class R Shares, from proceeds of the 12b-1 Plan fees. Financial advisors may receive different compensation for selling Class A Shares, Class B Shares, Class C Shares and Class R Shares. Investors should understand that the purpose and function of the respective 12b-1 Plans (including for Class R Shares) and the CDSCs applicable to Class B Shares and Class C Shares are the same as those of the 12b-1 Plan and the front-end sales charge applicable to Class A Shares in that such fees and charges are used to finance the distribution of the respective Classes. See Plans Under Rule 12b-1 for the Fund Classes in this Part B.

         Dividends, if any, paid on Class A Shares, Class B Shares, Class C Shares, Class R Shares and Institutional Class Shares will be calculated in the same manner, at the same time and on the same day and will be in the same amount, except that the amount, of 12b-1 Plan expenses relating to Class A Shares, Class B Shares, Class C Shares and Class R Shares will be borne exclusively by such shares. See Determining Offering Price and Net Asset Value in this Part B.

CLASS A SHARES
         Purchases of $50,000 or more of Class A Shares at the offering price carry reduced front-end sales charges as shown in the table in the Fund Classes' Prospectuses, and may include a series of purchases over a 13-month period under a Letter of Intention signed by the purchaser. See Special Purchase Features - Class A Shares, below for more information on ways in which investors can avail themselves of reduced front-end sales charges and other purchase features.

         From time to time, upon written notice to all of its dealers, the Distributor may hold special promotions for specified periods during which the Distributor may reallow to dealers up to the full amount of the front-end sales. In addition, certain dealers who enter into an agreement to provide extra training and information on Delaware Investments products and services and who increase sales of Delaware Investments Funds may receive an additional commission of up to 0.15% of the offering price in connection with sales of Class A Shares. Such dealers must meet certain requirements in terms of organization and distribution capabilities and their ability to increase sales. The Distributor should be contacted for further information on these requirements as well as the basis and circumstances upon which the additional commission will be paid. Participating dealers may be deemed to have additional responsibilities under the securities laws. Dealers who receive 90% or more of the sales charge may be deemed to be underwriters under the 1933 Act.


DEALER'S COMMISSION
         As described in the Prospectuses, for initial purchases of Class A Shares of $1,000,000 or more, a dealer's commission may be paid by the Distributor to financial advisors through whom such purchases are effected.

         In determining a financial advisor's eligibility for the dealer's commission, purchases of Class A Shares of other Delaware Investments Funds as to which a Limited CDSC applies (see Contingent Deferred Sales Charge for Certain Redemptions of Class A Shares Purchased at Net Asset Value under Redemption and Exchange in this Part B) may be aggregated with those of the Class A Shares of a Fund. Financial advisors also may be eligible for a dealer's commission in connection with certain purchases made under a Letter of Intention or pursuant to an investor's Right of Accumulation. Financial advisors should contact the Distributor concerning the applicability and calculation of the dealer's commission in the case of combined purchases.

         An exchange from other Delaware Investments Funds will not qualify for payment of the dealer's commission, unless a dealer's commission or similar payment has not been previously paid on the assets being exchanged. The schedule and program for payment of the dealer's commission are subject to change or termination at any time by the Distributor at its discretion.

CONTINGENT DEFERRED SALES CHARGE - CLASS B SHARES AND CLASS C SHARES
         Class B Shares and Class C Shares are purchased without a front-end sales charge. Class B Shares redeemed within six years of purchase may be subject to a CDSC at the rates set forth above, and Class C Shares redeemed within 12 months of purchase may be subject to a CDSC of 1%. CDSCs are charged as a percentage of the dollar amount subject to the CDSC. The charge will be assessed on an amount equal to the lesser of the net asset value at the time of purchase of the shares being redeemed or the net asset value of those shares at the time of redemption. No CDSC will be imposed on increases in net asset value above the initial purchase price, nor will a CDSC be assessed on redemptions of shares acquired through reinvestment of dividends or capital gains distributions. For purposes of this formula, the "net asset value at the time of purchase" will be the net asset value at purchase of Class B Shares or Class C Shares of a Fund, even if those shares are later exchanged for shares of another Delaware Investments Fund. In the event of an exchange of the shares, the "net asset value of such shares at the time of redemption" will be the net asset value of the shares that were acquired in the exchange. See Waiver of Contingent Deferred Sales Charge - Class B Shares and Class C Shares under Redemption and Exchange for the Fund Classes for a list of the instances in which the CDSC is waived.

         During the seventh year after purchase and, thereafter, until converted automatically into Class A Shares, Class B Shares will still be subject to the annual 12b-1 Plan expenses of up to 1% of average daily net assets of those shares. At the end of approximately eight years after purchase, the investor's Class B Shares will be automatically converted into Class A Shares of the same Fund. See Automatic Conversion of Class B Shares below. Such conversion will constitute a tax-free exchange for federal income tax purposes. Investors are reminded that the Class A Shares into which Class B Shares will convert are subject to ongoing annual 12b-1 Plan expenses of up to a maximum of 0.30% of average daily net assets of such shares.

         In determining whether a CDSC applies to a redemption of Class B Shares, it will be assumed that shares held for more than six years are redeemed first, followed by shares acquired through the reinvestment of dividends or distributions, and finally by shares held longest during the six-year period. With respect to Class C Shares, it will be assumed that shares held for more than 12 months are redeemed first followed by shares acquired through the reinvestment of dividends or distributions, and finally by shares held for 12 months or less.

DEFERRED SALES CHARGE ALTERNATIVE - CLASS B SHARES
         Class B Shares may be purchased at net asset value without a front-end sales charge and, as a result, the full amount of the investor's purchase payment will be invested in Fund shares. The Distributor currently compensates dealers or brokers for selling Class B Shares at the time of purchase from its own assets in an amount equal to no more than 5% of the dollar amount purchased. In addition, from time to time, upon written notice to all of its dealers, the Distributor may hold special promotions for specified periods during which the Distributor may pay additional compensation to dealers or brokers for selling Class B Shares at the time of purchase. As discussed below, however, Class B Shares are subject to annual 12b-1 Plan expenses and, if redeemed within six years of purchase, a CDSC.

         Proceeds from the CDSC and the annual 12b-1 Plan fees are paid to the Distributor and others for providing distribution and related services, and bearing related expenses, in connection with the sale of Class B Shares. These payments support the compensation paid to dealers or brokers for selling Class B Shares. Payments to the Distributor and others under the Class B 12b-1 Plan may be in an amount equal to no more than 1% annually. The combination of the CDSC and the proceeds of the 12b-1 Plan fees makes it possible for a Fund to sell Class B Shares without deducting a front-end sales charge at the time of purchase.

         Holders of Class B Shares who exercise the exchange privilege described below will continue to be subject to the CDSC schedule for Class B Shares described in this Part B, even after the exchange. Such CDSC schedule may be higher than the CDSC schedule for Class B Shares acquired as a result of the exchange. See Redemption and Exchange.

AUTOMATIC CONVERSION OF CLASS B SHARES
         Class B Shares, other than shares acquired through reinvestment of dividends, held for eight years after purchase are eligible for automatic conversion into Class A Shares. Conversions of Class B Shares into Class A Shares will occur only four times in any calendar year, on the 18th day or next business day of March, June, September and December (each, a "Conversion Date"). If the eighth anniversary after a purchase of Class B Shares falls on a Conversion Date, an investor's Class B Shares will be converted on that date. If the eighth anniversary occurs between Conversion Dates, an investor's Class B Shares will be converted on the next Conversion Date after such anniversary. Consequently, if a shareholder's eighth anniversary falls on the day after a Conversion Date, that shareholder will have to hold Class B Shares for as long as three additional months after the eighth anniversary of purchase before the shares will automatically convert into Class A Shares.

         Class B Shares of a fund acquired through a reinvestment of dividends will convert to the corresponding Class A Shares of that fund (or, in the case of Delaware Group Cash Reserve, Delaware Cash Reserve Fund Consultant Class) pro-rata with Class B Shares of that fund not acquired through dividend reinvestment.

         All such automatic conversions of Class B Shares will constitute tax-free exchanges for federal income tax purposes.

LEVEL SALES CHARGE ALTERNATIVE - CLASS C SHARES
         Class C Shares may be purchased at net asset value without a front-end sales charge and, as a result, the full amount of the investor's purchase payment will be invested in Fund shares. The Distributor currently compensates dealers or brokers for selling Class C Shares at the time of purchase from its own assets in an amount equal to no more than 1% of the dollar amount purchased. As discussed below, Class C Shares are subject to annual 12b-1 Plan expenses and, if redeemed within 12 months of purchase, a CDSC.

         Proceeds from the CDSC and the annual 12b-1 Plan fees are paid to the Distributor and others for providing distribution and related services, and bearing related expenses, in connection with the sale of Class C Shares. These payments support the compensation paid to dealers or brokers for selling Class C Shares. Payments to the Distributor and others under the Class C 12b-1 Plan may be in an amount equal to no more than 1% annually.

         Holders of Class C Shares who exercise the exchange privilege described below will continue to be subject to the CDSC schedule for Class C Shares as described in this Part B. See Redemption and Exchange.

PLANS UNDER RULE 12B-1 FOR THE FUND CLASSES
         Pursuant to Rule 12b-1 under the 1940 Act, Global Funds has adopted a separate plan for each of the Class A Shares, the Class B Shares, Class C Shares and Class R Shares of a Fund (the "Plans"). Each Plan permits the relevant Fund to pay for certain distribution, promotional and related expenses involved in the marketing of only the Classes of shares to which the Plan applies. The Plans do not apply to Institutional Classes of shares. Such shares are not included in calculating the Plans' fees, and the Plans are not used to assist in the distribution and marketing of shares of the Institutional Classes. Shareholders of the Institutional Classes may not vote on matters affecting the Plans.

         The Plans permit a Fund, pursuant to its Distribution Agreement, to pay out of the assets of the Class A Shares, Class B Shares, Class C Shares and Class R Shares monthly fees to the Distributor for its services and expenses in distributing and promoting sales of shares of such classes. These expenses include, among other things, preparing and distributing advertisements, sales literature and prospectuses and reports used for sales purposes, compensating sales and marketing personnel, and paying distribution and maintenance fees to securities brokers and dealers who enter into dealer's agreements with the Distributor. The Plan expenses relating to Class B Shares and Class C Shares are also used to pay the Distributor for advancing the commission costs to dealers with respect to the initial sale of such shares.

         In addition, absent any applicable fee waiver, each Fund may make payments out of the assets of the Class A Shares, Class B Shares, Class C Shares and Class R Shares directly to other unaffiliated parties, such as banks, who either aid in the distribution of shares of, or provide services to, such classes.

         The maximum aggregate fee payable by a Fund under its Plans and a Fund's Distribution Agreement, is on an annual basis, up to 0.30% of average daily net assets of Class A Shares, up to 1% (0.25% of which are service fees to be paid to the Distributor, dealers and others for providing personal service and/or maintaining shareholder accounts) of Class B Shares' and Class C Shares' average daily net assets for the year and up to 0.60% of Class R Shares' average daily net assets for the year. Global Funds Board of Trustees may reduce these amounts at any time.

         All of the distribution expenses incurred by the Distributor and others, such as broker/dealers, in excess of the amount paid on behalf of Class A Shares, Class B Shares, Class C Shares and Class R Shares would be borne by such persons without any reimbursement from such classes. Subject to seeking best execution, a Fund may, from time to time, buy or sell portfolio securities from or to firms which receive payments under the Plans.

         From time to time, the Distributor may pay additional amounts from its own resources to dealers for aid in distribution or for aid in providing administrative services to shareholders.

         The Plans and the Distribution Agreements, as amended, have all been approved by the Board of Trustees of Global Funds including a majority of the trustees who are not "interested persons" (as defined in the 1940 Act) of Global Funds and who have no direct or indirect financial interest in the Plans, by vote cast in person at a meeting duly called for the purpose of voting on the Plans and such Agreements. Continuation of the Plans and the Distribution Agreements, as amended, must be approved annually by the Board of Trustees in the same manner as specified above.

         Each year, the trustees must determine whether continuation of the Plans is in the best interest of shareholders of, respectively, Class A Shares, Class B Shares, Class C Shares and Class R Shares of each Fund and that there is a reasonable likelihood of the Plan relating to a Class providing a benefit to that Class. The Plans and the Distribution Agreements, as amended, may be terminated at any time without penalty by a majority of those trustees who are not "interested persons" or by a majority vote of the relevant Class' outstanding voting securities. Any amendment materially increasing the percentage payable under the Plans must likewise be approved by a majority vote of the relevant Class' outstanding voting securities, as well as by a majority vote of those trustees who are not "interested persons." With respect to each Class A Shares' Plan any material increase in the maximum percentage payable thereunder must also be approved by a majority of the outstanding voting securities of the respective Fund's B Class. Also, any other material amendment to the Plans must be approved by a majority vote of the trustees including a majority of the noninterested trustees of Global Funds having no interest in the Plans. In addition, in order for the Plans to remain effective, the selection and nomination of trustees who are not "interested persons" of Global Funds must be effected by the trustees who themselves are not "interested persons" and who have no direct or indirect financial interest in the Plans. Persons authorized to make payments under the Plans must provide written reports at least quarterly to the Board of Trustees for its review.

          The amount and purpose of 12b-1 plan payments from each Class were as follows for their last fiscal year. (Class R Shares of the Delaware International Value Equity Fund were available for purchase during this period as of November 30, 2004. Class R shares of the Delaware Emerging Markets Fund and Delaware International Small Cap Value Fund were not available for purchase during this period.)

---------------------------- ------------------------------------------ ----------------------------- ----------------------------
                                                                                                              DELAWARE
                                             DELAWARE                             DELAWARE             INTERNATIONAL SMALL CAP
                                  INTERNATIONAL VALUE EQUITY FUND          EMERGING MARKETS FUND              VALUE FUND
---------------------------- ------------------------------------------ ----------------------------- ----------------------------
                               Class A    Class B  Class C   Class R     Class A   Class B   Class C  Class A   Class B   Class C
---------------------------- ---------- ---------- --------- ---------- --------- --------- --------- -------- --------- ---------
Advertising                    $______    $______   $______    $______   $______   $______   $______  $______   $______   $______
---------------------------- ---------- ---------- --------- ---------- --------- --------- --------- -------- --------- ---------
Annual/Semiannual Reports      $______    $______   $______    $______   $______   $______   $______  $______   $______   $______
---------------------------- ---------- ---------- --------- ---------- --------- --------- --------- -------- --------- ---------
Broker Trails                  $______    $______   $______    $______   $______   $______   $______  $______   $______   $______
---------------------------- ---------- ---------- --------- ---------- --------- --------- --------- -------- --------- ---------
Broker Sales Charges           $______    $______   $______    $______   $______   $______   $______  $______   $______   $______
---------------------------- ---------- ---------- --------- ---------- --------- --------- --------- -------- --------- ---------
Dealer Service Expenses        $______    $______   $______    $______   $______   $______   $______  $______   $______   $______
---------------------------- ---------- ---------- --------- ---------- --------- --------- --------- -------- --------- ---------
Interest on Broker Sales       $______    $______   $______    $______   $______   $______   $______  $______   $______   $______
Charges
---------------------------- ---------- ---------- --------- ---------- --------- --------- --------- -------- --------- ---------
Commissions to Wholesalers     $______    $______   $______    $______   $______   $______   $______  $______   $______   $______
---------------------------- ---------- ---------- --------- ---------- --------- --------- --------- -------- --------- ---------
Promotional-Broker Meetings    $______    $______   $______    $______   $______   $______   $______  $______   $______   $______
---------------------------- ---------- ---------- --------- ---------- --------- --------- --------- -------- --------- ---------
Promotional-Other              $______    $______   $______    $______   $______   $______   $______  $______   $______   $______
---------------------------- ---------- ---------- --------- ---------- --------- --------- --------- -------- --------- ---------
Prospectus Printing            $______    $______   $______    $______   $______   $______   $______  $______   $______   $______
---------------------------- ---------- ---------- --------- ---------- --------- --------- --------- -------- --------- ---------
Telephone                      $______    $______   $______    $______   $______   $______   $______  $______   $______   $______
---------------------------- ---------- ---------- --------- ---------- --------- --------- --------- -------- --------- ---------
Wholesaler Expenses            $______    $______   $______    $______   $______   $______   $______  $______   $______   $______
---------------------------- ---------- ---------- --------- ---------- --------- --------- --------- -------- --------- ---------
Other                          $______    $______   $______    $______   $______   $______   $______  $______   $______   $______
---------------------------- ---------- ---------- --------- ---------- --------- --------- --------- -------- --------- ---------
Total                          $______    $______   $______    $______   $______   $______   $______  $______   $______   $______
---------------------------- ---------- ---------- --------- ---------- --------- --------- --------- -------- --------- ---------


OTHER PAYMENTS TO DEALERS - CLASS A SHARES, CLASS B SHARES, CLASS C SHARES AND CLASS R SHARES
         From time to time, at the discretion of the Distributor, all registered broker/dealers whose aggregate sales of Fund Classes exceed certain limits as set by the Distributor, may receive from the Distributor an additional payment of up to 0.25% of the dollar amount of such sales. The Distributor may also provide additional promotional incentives or payments to dealers that sell shares of the Delaware Investments family of funds. In some instances, these incentives or payments may be offered only to certain dealers who maintain, have sold or may sell certain amounts of shares. The Distributor may also pay a portion of the expense of preapproved dealer advertisements promoting the sale of Delaware Investments Fund shares.

SPECIAL PURCHASE FEATURES - CLASS A SHARES

BUYING CLASS A SHARES AT NET ASSET VALUE
         Class A Shares of the Fund may be purchased at net asset value under the Delaware Investments Dividend Reinvestment Plan and, under certain circumstances, the Exchange Privilege and the 12-Month Reinvestment Privilege.

         Purchases of Class A Shares may be made at net asset value by current and former officers, trustees and employees (and members of their families) of the Manager, any affiliate, any of the funds in the Delaware Investments family, certain of their agents and registered representatives and employees of authorized investment dealers and by employee benefit plans for such entities. Individual purchases, including those in retirement accounts, must be for accounts in the name of the individual or a qualifying family member. Purchases of Class A shares at net asset value may be made by programs sponsored by financial intermediaries where such program requires the purchase of Class A shares at Net Asset Value; provided the financial intermediary firm has entered into an arrangement with the Distributor with respect to such program. Class A Shares may also be purchased at net asset value by current and former officers, trustees and employees (and members of their families) of the Dougherty Financial Group LLC. Shareholders who own Class A shares of Delaware Cash Reserve Fund as a result of a liquidation of a fund in the Delaware Investments Family of Funds may exchange into Class A shares of another Fund at net asset value.

         Any class members included in the settlement of Blanke v. Lincoln National Corporation and Lincoln National Life Insurance Company may purchase Class A shares of the Fund at net asset value for a period of 90 days after the final settlement date. The initial purchase of such shares must be for an amount of at least $1,000 and must comply with the Amended Notice of Class Action, Proposed Settlement and Fairness Hearing. Class members may call 800 960-0366 to receive information regarding the settlement.

         Purchases of Class A Shares may also be made by clients of registered representatives of an authorized investment dealer at net asset value within 12 months after the registered representative changes employment, if the purchase is funded by proceeds from an investment where a front-end sales charge, contingent deferred sales charge or other sales charge has been assessed.

         Purchases of Class A Shares may also be made at net asset value by bank employees who provide services in connection with agreements between the bank and unaffiliated brokers or dealers concerning sales of shares of funds in the Delaware Investments family. Officers, trustees and key employees of institutional clients of the Manager or any of its affiliates may purchase Class A Shares at net asset value. Moreover, purchases may be effected at net asset value for the benefit of the clients of brokers, dealers and registered investment advisors affiliated with a broker or dealer, if such broker, dealer or investment advisor has entered into an agreement with the Distributor providing specifically for the purchase of Class A Shares in connection with special investment products, such as wrap accounts or similar fee based programs. Investors may be charged a fee when effecting transactions in Class A Shares through a broker or agent that offers these special investment products.

         Purchases of Class A Shares at net asset value may also be made by the following: financial institutions investing for the account of their trust customers if they are not eligible to purchase shares of the Institutional Class of a Fund; any group retirement plan (excluding defined benefit pension plans), or such plans of the same employer, for which plan participant records are maintained on the Retirement Financial Services, Inc. ("RFS") (formerly known as Delaware Investment & Retirement Services, Inc.) proprietary record keeping system that (i) has in excess of $500,000 of plan assets invested in Class A Shares of funds in the Delaware Investments family and any stable value account available to investment advisory clients of the Manager or its affiliates; or
(ii) is sponsored by an employer that has at any point after May 1, 1997 had more than 100 employees while such plan has held Class A Shares of a fund in the Delaware Investments family and such employer has properly represented to, and received written confirmation back from, Retirement Financial Services, Inc. in writing that it has the requisite number of employees. See Group Investment Plans for information regarding the applicability of the Limited CDSC.

        Purchases of Class A Shares at net asset value may be made by retirement plans that are maintained on retirement platforms sponsored by financial intermediary firms, provided the financial intermediary firm has entered into a Class A Share NAV Agreement with respect to such retirement platform.

         Purchases of Class A Shares at net asset value may also be made by bank sponsored retirement plans that are no longer eligible to purchase Institutional Class Shares or purchase interests in a collective trust as a result of a change in distribution arrangements.

         Purchases of Class A Shares at net asset value may also be made by any group retirement plan (excluding defined benefit pension plans) that purchases shares through a retirement plan alliance program that requires shares to be available at net asset value, provided RFS either is the sponsor of the alliance program or has a product participation agreement with the sponsor of the alliance program.

         Investments in Class A Shares made by plan level and/or participant retirement accounts that are for the purpose of repaying a loan taken from such accounts will be made at net asset value. Loan repayments made to a fund account in connection with loans originated from accounts previously maintained by another investment firm will also be invested at net asset value.

         Global Funds must be notified in advance that the trade qualifies for purchase at net asset value.

ALLIED PLANS
         Class A Shares are available for purchase by participants in certain 401(k) Defined Contribution Plans ("Allied Plans") which are made available under a joint venture agreement between the Distributor and another institution through which mutual funds are marketed and which allow investments in Class A Shares of designated Delaware Investments Funds ("eligible Delaware Investments Fund shares"), as well as shares of designated classes of non-Delaware Investments Funds ("eligible non-Delaware Investments Fund shares"). Class B Shares and Class C Shares are not eligible for purchase by Allied Plans.

         With respect to purchases made in connection with an Allied Plan, the value of eligible Delaware Investments and eligible non-Delaware Investments Fund shares held by the Allied Plan may be combined with the dollar amount of new purchases by that Allied Plan to obtain a reduced front-end sales charge on additional purchases of eligible Delaware Investments Fund shares. See Combined Purchases Privilege, below.

         Participants in Allied Plans may exchange all or part of their eligible Delaware Investments Fund shares for other eligible Delaware Investments Fund shares or for eligible non-Delaware Investments Fund shares at net asset value without payment of a front-end sales charge. However, exchanges of eligible fund shares, both Delaware Investments and non-Delaware Investments, which were not subject to a front end sales charge, will be subject to the applicable sales charge if exchanged for eligible Delaware Investments Fund shares to which a sales charge applies. No sales charge will apply if the eligible fund shares were previously acquired through the exchange of eligible shares on which a sales charge was already paid or through the reinvestment of dividends. See Investing by Exchange in this Part B.

         A dealer's commission may be payable on purchases of eligible Delaware Investments Fund shares under an Allied Plan. In determining a financial advisor's eligibility for a dealer's commission on net asset value purchases of eligible Delaware Investments Fund shares in connection with Allied Plans, all participant holdings in the Allied Plan will be aggregated. See Class A Shares, above.

         The Limited CDSC is applicable to redemptions of net asset value purchases from an Allied Plan on which a dealer's commission has been paid. Waivers of the Limited CDSC, as described under Waiver of Limited Contingent Deferred Sales Charge - Class A Shares under Redemption and Exchange, apply to redemptions by participants in Allied Plans except in the case of exchanges between eligible Delaware Investments and non-Delaware Investments Fund shares. When eligible Delaware Investments Fund shares are exchanged into eligible non-Delaware Investments Fund shares, the Limited CDSC will be imposed at the time of the exchange, unless the joint venture agreement specifies that the amount of the Limited CDSC will be paid by the financial advisor or selling dealer. See Contingent Deferred Sales Charge for Certain Redemptions of Class A Shares Purchased at Net Asset Value under Redemption and Exchange in this Part B.

LETTER OF INTENTION
         The reduced front-end sales charges described above with respect to Class A Shares are also applicable to the aggregate amount of purchases made within a 13-month period pursuant to a written Letter of Intention provided by the Distributor and signed by the purchaser, and not legally binding on the signer or Global Funds which provides for the holding in escrow by the Transfer Agent, of 5% of the total amount of Class A Shares intended to be purchased until such purchase is completed within the 13-month period. A Letter of Intention may be dated to include shares purchased up to 90 days prior to the date the Letter is signed. The 13-month period begins on the date of the earliest purchase. If the intended investment is not completed, except as noted below, the purchaser will be asked to pay an amount equal to the difference between the front-end sales charge on Class A Shares purchased at the reduced rate and the front-end sales charge otherwise applicable to the total shares purchased. If such payment is not made within 20 days following the expiration of the 13-month period, the Transfer Agent will surrender an appropriate number of the escrowed shares for redemption in order to realize the difference. Such purchasers may include the value (at offering price at the level designated in their Letter of Intention) of all their shares of the Funds and of any class of any of the other mutual funds in Delaware Investments (except shares of any Delaware Investments Fund which do not carry a front-end sales charge, CDSC or Limited CDSC other than shares of Delaware Group Premium Fund beneficially owned in connection with the ownership of variable insurance products, unless they were acquired through an exchange from a Delaware Investments Fund which carried a front-end sales charge, CDSC or Limited CDSC) previously purchased and still held as of the date of their Letter of Intention toward the completion of such Letter.

         Employers offering a Delaware Investments retirement plan may also complete a Letter of Intention to obtain a reduced front-end sales charge on investments of Class A Shares made by the plan. The aggregate investment level of the Letter of Intention will be determined and accepted by the Transfer Agent at the point of plan establishment. The level and any reduction in front-end sales charge will be based on actual plan participation and the projected investments in Delaware Investments Funds that are offered with a front-end sales charge, CDSC or Limited CDSC for a 13-month period. The Transfer Agent reserves the right to adjust the signed Letter of Intention based on this acceptance criteria. The 13-month period will begin on the date this Letter of Intention is accepted by the Transfer Agent. If actual investments exceed the anticipated level and equal an amount that would qualify the plan for further discounts, any front-end sales charges will be automatically adjusted. In the event this Letter of Intention is not fulfilled within the 13-month period, the plan level will be adjusted (without completing another Letter of Intention) and the employer will be billed for the difference in front-end sales charges due, based on the plan's assets under management at that time. Employers may also include the value (at offering price at the level designated in their Letter of Intention) of all their shares intended for purchase that are offered with a front-end sales charge, CDSC or Limited CDSC of any class. Class B Shares and Class C Shares of a Fund and other Delaware Investments Funds which offer corresponding classes of shares may also be aggregated for this purpose.

COMBINED PURCHASES PRIVILEGE
         In determining the availability of the reduced front-end sales charge previously set forth with respect to Class A Shares, purchasers may combine the total amount of any combination of Class A Shares, Class B Shares and/or Class C Shares of the Funds, as well as shares of any other class of any of the other Delaware Investments Funds (except shares of any Delaware Investments Fund which do not carry a front-end sales charge, CDSC or Limited CDSC, other than shares of Delaware Group Premium Fund beneficially owned in connection with the ownership of variable insurance products, unless they were acquired through an exchange from a Delaware Investments Fund which carried a front-end sales charge, CDSC or Limited CDSC). In addition, assets held by investment advisory clients of the Manager or its affiliates in a stable value account may be combined with other Delaware Investments Fund holdings.

         The privilege also extends to all purchases made at one time by an individual; or an individual, his or her spouse and their children under 21; or a trustee or other fiduciary of trust estates or fiduciary accounts for the benefit of such family members (including certain employee benefit programs).

RIGHT OF ACCUMULATION
         In determining the availability of the reduced front-end sales charge with respect to the Class A Shares, purchasers may also combine any subsequent purchases of Class A Shares, Class B Shares and Class C Shares of a Fund, as well as shares of any other class of any of the other Delaware Investments Funds which offer such classes (except shares of any Delaware Investments Fund which do not carry a front-end sales charge, CDSC or Limited CDSC, other than shares of Delaware Group Premium Fund beneficially owned in connection with the ownership of variable insurance products, unless they were acquired through an exchange from a Delaware Investments Fund which carried a front-end sales charge, CDSC or Limited CDSC). If, for example, any such purchaser has previously purchased and still holds Class A Shares of Delaware International Value Equity Fund and/or shares of any other of the classes described in the previous sentence with a value of $40,000 and subsequently purchases $10,000 at offering price of additional shares of Class A Shares, the charge applicable to the $10,000 purchase would currently be 5.75%. For the purpose of this calculation, the shares presently held shall be valued at the public offering price that would have been in effect were the shares purchased simultaneously with the current purchase. Investors should refer to the table of sales charges for Class A Shares to determine the applicability of the Right of Accumulation to their particular circumstances.

12-MONTH REINVESTMENT PRIVILEGE
         Holders of Class A Shares and Class B Shares of a Fund (and of the Institutional Class holding shares which were acquired through an exchange from one of the other mutual funds in the Delaware Investments family offered with a front-end sales charge) who redeem such shares have one year from the date of redemption to reinvest all or part of their redemption proceeds in the same Class of the Fund or in the same Class of any of the other funds in the Delaware Investments family. In the case of Class A Shares, the reinvestment will not be assessed a front-end sales charge and in the case of Class B Shares, the amount of the CDSC previously charged on the redemption will be reimbursed by the Distributor. The reinvestment will be subject to applicable eligibility and minimum purchase requirements and must be in states where shares of such other funds may be sold. This reinvestment privilege does not extend to Class A Shares where the redemption of the shares triggered the payment of a Limited CDSC. Persons investing redemption proceeds from direct investments in mutual funds in the Delaware Investments family, offered without a front-end sales charge will be required to pay the applicable sales charge when purchasing Class A Shares. The reinvestment privilege does not extend to a redemption of Class C Shares.

         Any such reinvestment cannot exceed the redemption proceeds (plus any amount necessary to purchase a full share). The reinvestment will be made at the net asset value next determined after receipt of remittance. In the case of Class B Shares, the time that the previous investment was held will be included in determining any applicable CDSC due upon redemptions as well as the automatic conversion into Class A Shares.

         A redemption and reinvestment of Class B Shares could have income tax consequences. Shareholders will receive from the Distributor the amount of the CDSC paid at the time of redemption as part of the reinvested shares, which may be treated as a capital gain to the shareholder for tax purposes. It is recommended that a tax advisor be consulted with respect to such transactions.

         Any reinvestment directed to a fund in which the investor does not then have an account will be treated like all other initial purchases of the fund's shares. Consequently, an investor should obtain and read carefully the prospectus for the fund in which the investment is intended to be made before investing or sending money.

         The prospectus contains more complete information about the fund, including charges and expenses.

         Investors should consult their financial advisors or the Transfer Agent, which also serves as the Fund's shareholder servicing agent, about the applicability of the Class A Limited CDSC in connection with the features described above.

GROUP INVESTMENT PLANS

         Group Investment Plans which are not eligible to purchase shares of the Institutional Classes may also benefit from the reduced front-end sales charges for investments in Class A Shares, based on total plan assets. If a company has more than one plan investing in the Delaware Investments family of funds, then the total amount invested in all plans would be used in determining the applicable front-end sales charge reduction upon each purchase, both initial and subsequent, upon notification to the Fund in which the investment is being made at the time of each such purchase. Employees participating in such Group Investment Plans may also combine the investments made in their plan account when determining the applicable front-end sales charge on purchases to non-retirement Delaware Investments investment accounts if they so notify the Fund in which they are investing in connection with each purchase. See Retirement Plans for the Fund Classes in this Part B under Investment Plans for information about Retirement Plans.

         The Limited CDSC is generally applicable to any redemptions of net asset value purchases made on behalf of a group retirement plan on which a dealer's commission has been paid only if such redemption is made pursuant to a withdrawal of the entire plan from a fund in the Delaware Investments family. See Contingent Deferred Sales Charge for Certain Redemptions of Class A Shares Purchased at Net Asset Value under Redemption and Exchange in this Part B. Notwithstanding the foregoing, the Limited CDSC for Class A Shares on which a dealer's commission has been paid will be waived in connection with redemptions by certain group defined contribution retirement plans that purchase shares through a retirement plan alliance program which requires that shares will be available at net asset value, provided that RFS either is the sponsor of the alliance program or has a product participation agreement with the sponsor of the alliance program that specifies that the Limited CDSC will be waived.

CLASS R SHARES
         Class R Shares generally are available only to (i) qualified and non-qualified plans (including 401(k), 401(a), 457, and non-custodial 403(b) plans, as well as other non-qualified deferred compensation plans) with assets (at the time shares are considered for purchase) of $10 million or less; and
(ii) to IRA rollovers from plans maintained on Delaware's retirement recordkeeping system that are offering R Class shares to participants.

INSTITUTIONAL CLASSES

         The Institutional Class of each Fund is available for purchase only by:
(a) retirement plans introduced by persons not associated with brokers or dealers that are primarily engaged in the retail securities business and rollover individual retirement accounts from such plans; (b) tax-exempt employee benefit plans of the Manager or its affiliates and securities dealer firms with a selling agreement with the Distributor; (c) institutional advisory accounts of the Manager or its affiliates and those having client relationships with Delaware Investment Advisers, an affiliate of the Manager, or its other affiliates and their corporate sponsors, as well as subsidiaries and related employee benefit plans and rollover individual retirement accounts from such institutional advisory accounts; (d) a bank, trust company and similar financial institution investing for its own account or for the account of its trust customers for whom such financial institution is exercising investment discretion in purchasing shares of the Class, except where the investment is part of a program that requires payment of the financial institution of a Rule 12b-1 Plan fee; (e) registered investment advisors investing on behalf of clients that consist solely of institutions and high net-worth individuals having at least $1,000,000 entrusted to the advisor for investment purposes, but only if the advisor is not affiliated or associated with a broker or dealer and derives compensation for its services exclusively from its clients for such advisory services; (f) certain plans qualified under Section 529 of the Code for which Delaware Service Company, Inc., the Distributor, or the Manager or one or more of their affiliates provide record keeping, administrative, investment management, marketing, distribution or similar services ("Eligible 529 Plans"); and (g) programs sponsored by financial intermediaries where such programs require the purchase of Institutional Class shares.

         Shares of Institutional Classes are available for purchase at net asset value, without the imposition of a front-end or contingent deferred sales charge and are not subject to Rule 12b-1 expenses.


INVESTMENT PLANS

REINVESTMENT PLAN/OPEN ACCOUNT
         Unless otherwise designated by shareholders in writing, dividends from net investment income and distributions from realized securities profits, if any, will be automatically reinvested in additional shares of the respective Fund Class in which an investor has an account (based on the net asset value in effect on the reinvestment date) and will be credited to the shareholder's account on that date. All dividends and distributions of Delaware International Small Cap Value Fund and the Institutional Classes of each Fund are reinvested in the accounts of the holders of such shares (based on the net asset value in effect on the reinvestment date). A confirmation of each dividend payment from net investment income will be mailed to shareholders quarterly. A confirmation of any distributions from realized securities profits will be mailed to shareholders in the first quarter of the fiscal year.

         Under the Reinvestment Plan/Open Account, shareholders may purchase and add full and fractional shares to their plan accounts at any time either through their investment dealers or by sending a check or money order to the specific Fund and Class in which shares are being purchased. Such purchases, which must meet the minimum subsequent purchase requirements set forth in the Prospectuses and this Part B, are made for Class A Shares at the public offering price, and for Class B Shares, Class C Shares, Class R Shares and Institutional Classes at the net asset value, at the end of the day of receipt. A reinvestment plan may be terminated at any time. This plan does not assure a profit nor protect against depreciation in a declining market.

REINVESTMENT OF DIVIDENDS IN OTHER DELAWARE INVESTMENTS FAMILY OF FUNDS
         Subject to applicable eligibility and minimum initial purchase requirements and the limitations set forth below, holders of Class A Shares, Class B Shares, Class C Shares and Class R Shares may automatically reinvest dividends and/or distributions in any of the mutual funds in the Delaware Investments, including the Funds, in states where their shares may be sold. Such investments will be at net asset value at the close of business on the reinvestment date without any front-end sales charge or service fee. The shareholder must notify the Transfer Agent in writing and must have established an account in the fund into which the dividends and/or distributions are to be invested. Any reinvestment directed to a fund in which the investor does not then have an account will be treated like all other initial purchases of a fund's shares. Consequently, an investor should obtain and read carefully the prospectus for the fund in which the investment is intended to be made before investing or sending money. The prospectus contains more complete information about the fund, including charges and expenses.

         Subject to the following limitations, dividends and/or distributions from other funds in Delaware Investments may be invested in shares of the Funds, provided an account has been established. Dividends from Class A Shares may not be directed to Class B Shares, Class C Shares and Class R Class. Dividends from Class B Shares may only be directed to other Class B Shares and dividends from Class C Shares may only be directed to other Class C Shares and dividends from Class R Shares may only be directed to other Class R Shares.

         Capital gains and/or dividend distributions for participants in the following retirement plans are automatically reinvested into the same Delaware Investments Fund in which their investments are held: SAR/SEP, SEP/IRA, SIMPLE IRA, SIMPLE 401(k), Profit Sharing and Money Purchase Pension Plans, 401(k) Defined Contribution Plans, or 403(b)(7) or 457 Deferred Compensation Plans.

INVESTING BY EXCHANGE

         If you have an investment in another mutual fund in the Delaware Investments family, you may write and authorize an exchange of part or all of your investment into shares of a Fund. If you wish to open an account by exchange, call the Shareholder Service Center for more information. All exchanges are subject to the eligibility and minimum purchase requirements set forth in each fund's prospectus. See Redemption and Exchange in this Part B for more complete information concerning your exchange privileges.

        Holders of Class A Shares of a Fund may exchange all or part of their shares for certain of the shares of other funds in the Delaware Investments family, including other Class A Shares, but may not exchange their Class A Shares for Class B Shares, Class C Shares or Class R Shares of the Fund or of any other fund in the Delaware Investments family. Holders of Class B Shares of a Fund are permitted to exchange all or part of their Class B Shares only into Class B Shares of other Delaware Investments Funds. Similarly, holders of Class C Shares of a Fund are permitted to exchange all or part of their Class C Shares only into Class C Shares of other Delaware Investments Funds. Class B Shares of a Fund and Class C Shares of a Fund acquired by exchange will continue to carry the CDSC and, in the case of Class B Shares, the automatic conversion schedule of the fund from which the exchange is made. The holding period of Class B Shares of a Fund acquired by exchange will be added to that of the shares that were exchanged for purposes of determining the time of the automatic conversion into Class A Shares of that Fund. Holders of Class R Shares of the Fund are permitted to exchange all or part of their Class R Shares only into Class R Shares of other Delaware Investments funds or, if Class R Shares are not available for a particular fund, into the Class A Shares of such fund.

         Permissible exchanges into Class A Shares of a Fund will be made without a front-end sales charge, except for exchanges of shares that were not previously subject to a front-end sales charge (unless such shares were acquired through the reinvestment of dividends). Permissible exchanges into Class B Shares or Class C Shares of a Fund will be made without the imposition of a CDSC by the fund from which the exchange is being made at the time of the exchange.

INVESTING PROCEEDS FROM ELIGIBLE 529 PLANS
         The proceeds of a withdrawal from an Eligible 529 Plan which are directly reinvested in a substantially similar class of the Delaware Investments Family of Funds will qualify for treatment as if such proceeds had been exchanged from another Fund within the Delaware Investments Family of Funds rather than transferred from the Eligible 529 Plan, as described under "INVESTMENT PLANS - Investing by Exchange." The treatment of your redemption proceeds from an Eligible 529 Plan described in this paragraph does not apply if you take possession of the proceeds of the withdrawal and subsequently reinvest them (i.e., the transfer is not made directly). Similar benefits may also be extended to direct transfers from a substantially similar class of the Delaware Investments Family of Funds into an Eligible 529 Plan.

INVESTING BY ELECTRONIC FUND TRANSFER
         Direct Deposit Purchase Plan -- Investors may arrange for either Fund to accept for investment in Class A Shares, Class B Shares, Class C Shares or Class R Shares, through an agent bank, preauthorized government or private recurring payments. This method of investment assures the timely credit to the shareholder's account of payments such as social security, veterans' pension or compensation benefits, federal salaries, Railroad Retirement benefits, private payroll checks, dividends, and disability or pension fund benefits. It also eliminates lost, stolen and delayed checks.

         Automatic Investing Plan -- Shareholders of Class A Shares, Class B Shares and Class C Shares may make automatic investments by authorizing, in advance, monthly or quarterly payments directly from their checking account for deposit into their Fund account. This type of investment will be handled in either of the following ways. (1) If the shareholder's bank is a member of the National Automated Clearing House Association ("NACHA"), the amount of the investment will be electronically deducted from his or her account by Electronic Fund Transfer ("EFT"). The shareholder's checking account will reflect a debit each month at a specified date although no check is required to initiate the transaction. (2) If the shareholder's bank is not a member of NACHA, deductions will be made by preauthorized checks, known as Depository Transfer Checks. Should the shareholder's bank become a member of NACHA in the future, his or her investments would be handled electronically through EFT.

         This option is not available to participants in the following plans:
SAR/SEP, SEP/IRA, SIMPLE IRA, SIMPLE 401(k), Profit Sharing and Money Purchase Pension Plans, 401(k) Defined Contribution Plans, or 403(b)(7) or 457 Deferred Compensation Plans.

                               *     *     *

         Initial investments under the Direct Deposit Purchase Plan and the Automatic Investing Plan must be for $250 or more and subsequent investments under such plans must be for $25 or more. An investor wishing to take advantage of either service must complete an authorization form. Either service can be discontinued by the shareholder at any time without penalty by giving written notice.

         Payments to a Fund from the federal government or its agencies on behalf of a shareholder may be credited to the shareholder's account after such payments should have been terminated by reason of death or otherwise. Any such payments are subject to reclamation by the federal government or its agencies. Similarly, under certain circumstances, investments from private sources may be subject to reclamation by the transmitting bank. In the event of reclamation, a Fund may liquidate sufficient shares from a shareholder's account to reimburse the government or the private source. In the event there are insufficient shares in the shareholder's account, the shareholder is expected to reimburse the Fund.

DIRECT DEPOSIT PURCHASES BY MAIL
         Shareholders may authorize a third party, such as a bank or employer, to make investments directly to their Fund accounts. Either Fund will accept these investments, such as bank-by-phone, annuity payments and payroll allotments, by mail directly from the third party. Investors should contact their employers or financial institutions who in turn should contact Global Funds for proper instructions.

MONEYLINE(SM) ON DEMAND
         You or your investment dealer may request purchases of Fund Class shares by phone using MoneyLine(SM) On Demand. When you authorize a Fund to accept such requests from you or your investment dealer, funds will be withdrawn from (for share purchases) your predesignated bank account. Your request will be processed the same day if you call prior to 4 p.m., Eastern Time. There is a $25 minimum and $50,000 maximum limit for MoneyLine(SM) On Demand transactions.

         It may take up to four business days for the transactions to be completed. You can initiate this service by completing an Account Services form. If your name and address are not identical to the name and address on your Fund account, you must have your signature guaranteed. The Funds do not charge a fee for this service; however, your bank may charge a fee.

WEALTH BUILDER OPTION
         Shareholders can use the Wealth Builder Option to invest in the Fund Classes through regular liquidations of shares in their accounts in other mutual funds in the Delaware Investments family. Shareholders of the Fund Classes may elect to invest in one or more of the other mutual funds in Delaware Investments family through the Wealth Builder Option. If in connection with the election of the Wealth Builder Option, you wish to open a new account to receive the automatic investment, such new account must meet the minimum initial purchase requirements described in the prospectus of the fund that you select. All investments under this option are exchanges and are therefore subject to the same conditions and limitations as other exchanges noted above.

         Under this automatic exchange program, shareholders can authorize regular monthly investments (minimum of $100 per fund) to be liquidated from their account and invested automatically into other mutual funds in the Delaware Investments family, subject to the conditions and limitations set forth in the Fund Classes' Prospectus. The investment will be made on the 20th day of each month (or, if the fund selected is not open that day, the next business day) at the public offering price or net asset value, as applicable, of the fund selected on the date of investment. No investment will be made for any month if the value of the shareholder's account is less than the amount specified for investment.

         Periodic investment through the Wealth Builder Option does not insure profits or protect against losses in a declining market. The price of the fund into which investments are made could fluctuate. Since this program involves continuous investment regardless of such fluctuating value, investors selecting this option should consider their financial ability to continue to participate in the program through periods of low fund share prices. This program involves automatic exchanges between two or more fund accounts and is treated as a purchase of shares of the fund into which investments are made through the program. See Redemption and Exchange in this Part B for a brief summary of the tax consequences of exchanges. Shareholders can terminate their participation in Wealth Builder at any time by giving written notice to the fund from which exchanges are made.

         This option is not available to participants in the following plans:
SAR/SEP, SEP/IRA, SIMPLE IRA, SIMPLE 401(k), Profit Sharing and Money Purchase Pension Plans, 401(k) Defined Contribution Plans, or 403(b)(7) or 457 Deferred Compensation Plans. This option also is not available to shareholders of the Institutional Classes.

ASSET PLANNER
         To invest in Delaware Investments Funds using the Asset Planner asset allocation service, you should complete an Asset Planner Account Registration Form, which is available only from a financial advisor or investment dealer. Effective September 1, 1997, the Asset Planner Service is only available to financial advisors or investment dealers who have previously used this service. The Asset Planner service offers a choice of four predesigned asset allocation strategies (each with a different risk/reward profile) in predetermined percentages in Delaware Investments Funds. With the help of a financial advisor, you may also design a customized asset allocation strategy.

         The sales charge on an investment through the Asset Planner service is determined by the individual sales charges of the underlying funds and their percentage allocation in the selected Strategy. Exchanges from existing Delaware Investments accounts into the Asset Planner service may be made at net asset value under the circumstances described under Investing by Exchange. Also see Buying Class A Shares at Net Asset Value. The minimum initial investment per Strategy is $2,000; subsequent investments must be at least $100. Individual fund minimums do not apply to investments made using the Asset Planner service. Class A, Class B, Class C Shares and Class R Shares are available through the Asset Planner service. Generally, only shares within the same class may be used within the same Strategy. However, Class A Shares of a Fund and of other funds in the Delaware Investments family may be used in the same Strategy with consultant class shares that are offered by certain other Delaware Investments Funds.

         An annual maintenance fee, currently $35 per Strategy, is due at the time of initial investment and by September 30 of each subsequent year. The fee, payable to Delaware Service Company, Inc. to defray extra costs associated with administering the Asset Planner service, will be deducted automatically from one of the funds within your Asset Planner account if not paid by September 30. However, effective November 1, 1996, the annual maintenance fee is waived until further notice. Investors who utilize the Asset Planner for an Individual Retirement Account ("IRA") will continue to pay an annual IRA fee of $15 per Social Security number. Investors will receive a customized quarterly Strategy Report summarizing all Asset Planner investment performance and account activity during the prior period. Confirmation statements will be sent following all transactions other than those involving a reinvestment of distributions.

         Certain shareholder services are not available to investors using the Asset Planner service, due to its special design. These include Delaphone, Checkwriting, Wealth Builder Option and Letter of Intention. Systematic Withdrawal Plans are available after the account has been open for two years.

RETIREMENT PLANS FOR THE FUND CLASSES
         An investment in a Fund may be suitable for tax-deferred retirement plans. Delaware Investments offers a full spectrum of retirement plans, including a 401(k) Defined Contribution Plan, an IRA and the new Roth IRA and a Coverdell Education Savings Account.

         Among the retirement plans that Delaware Investments offers, Class B Shares are available only for IRAs, SIMPLE IRAs, Roth IRAs, Coverdell Education Savings Accounts, Simplified Employee Pension Plans, Salary Reduction Simplified Employee Pension Plans, 403(b)(7) Plans and 457 Deferred Compensation Plans. The CDSC may be waived on certain redemptions of Class B Shares and Class C Shares. See Waiver of Contingent Deferred Sales Charge - Class B Shares and Class C Shares under Redemption and Exchange for a list of the instances in which the CDSC is waived.

         Purchases of Class B Shares are subject to a maximum purchase limitation of $100,000 for retirement plans. Purchases of Class C Shares must be in an amount that is less than $1,000,000 for such plans. The maximum purchase limitations apply only to the initial purchase of shares by the retirement plan.

         For information concerning the applicability of a CDSC upon redemption of Class B Shares and Class C Shares, see Contingent Deferred Sales Charge - Class B Shares and Class C Shares.

         Minimum investment limitations generally applicable to other investors do not apply to retirement plans other than IRAs, for which there is a minimum initial purchase of $250 and a minimum subsequent purchase of $25, regardless of which Class is selected. Retirement plans may be subject to plan establishment fees, annual maintenance fees and/or other administrative or trustee fees. Fees are based upon the number of participants in the plan as well as the services selected. Additional information about fees is included in retirement plan materials. Fees are quoted upon request. Annual maintenance fees may be shared by Delaware Management Trust Company, the Transfer Agent, other affiliates of the Manager and others that provide services to such Plans.

         Certain shareholder investment services available to non-retirement plan shareholders may not be available to retirement plan shareholders. Certain retirement plans may qualify to purchase shares of the Institutional Class shares. See Institutional Classes, above. For additional information on any of the plans and Delaware's retirement services, call the Shareholder Service Center telephone number.

         IT IS ADVISABLE FOR AN INVESTOR CONSIDERING ANY ONE OF THE RETIREMENT PLANS DESCRIBED BELOW TO CONSULT WITH AN ATTORNEY, ACCOUNTANT OR A QUALIFIED RETIREMENT PLAN CONSULTANT. FOR FURTHER DETAILS, INCLUDING APPLICATIONS FOR ANY OF THESE PLANS, CONTACT YOUR INVESTMENT DEALER OR THE DISTRIBUTOR.

         Taxable distributions from the retirement plans described below may be subject to withholding.

         Please contact your investment dealer or the Distributor for the special application forms required for the Plans described below.

PROTOTYPE PROFIT SHARING OR MONEY PURCHASE PENSION PLANS
         Prototype Plans are available for self-employed individuals, partnerships, corporations and other eligible forms of organizations. These plans can be maintained as Section 401(k), profit sharing or money purchase pension plans. Contributions may be invested only in Class A Shares, Class C Shares and Class R Shares.

INDIVIDUAL RETIREMENT ACCOUNT ("IRA")
         A document is available for an individual who wants to establish an IRA and make contributions which may be tax-deductible, even if the individual is already participating in an employer-sponsored retirement plan. Even if contributions are not deductible for tax purposes, as indicated below, earnings will be tax-deferred. In addition, an individual may make contributions on behalf of a spouse who has no compensation for the year; however, the deductibility of such contributions may be restricted based on certain income limits.

IRA DISCLOSURES
         The Taxpayer Relief Act of 1997 provides new opportunities for investors. Individuals have five types of tax-favored IRA accounts that can be utilized depending on the individual's circumstances. A new Roth IRA and a Coverdell Education Savings Account are available in addition to the existing deductible IRA and non-deductible IRA.

DEDUCTIBLE AND NON-DEDUCTIBLE IRAS
         An individual can contribute up to $3,000 to his or her IRA each year through 2004. Contributions may or may not be deductible depending upon the taxpayer's adjusted gross income ("AGI"), not counting any IRA deductions, and whether the taxpayer is an active participant in an employer sponsored retirement plan.

        In June of 2001, The Economic Growth and Tax Relief Reconciliation Act of 2001 was signed into law and makes significant changes to the annual contribution limits. The current amount of $3,000 will rise to $5,000 in 2008, with annual inflation adjustments thereafter. Individuals who have attained age 50 by the end of the calendar year will be eligible to make additional "catch-up" contributions of $500 through 2005, and $1,000 beginning in 2006.


        The annual contribution limits through 2008 are as follows:

            CALENDAR YEAR            UNDER AGE 50            AGE 50 AND ABOVE
            --------------           ------------            ----------------
                 2005                   $4,000                    $4,500
              2006-2007                 $4,000                    $5,000
                 2008                   $5,000                    $6,000

         Even if a taxpayer is an active participant in an employer sponsored retirement plan, the full $3,000 is still available through 2005 and increased limits in subsequent years are still available if the taxpayer's AGI is no greater than $40,000 ($60,000 for taxpayers filing joint returns) for tax years beginning in 2003. A partial deduction is allowed for married couples with income greater than $60,000 and less than $70,000, and for single individuals with AGI greater than $40,000 and less than $50,000. These income phase-out limits are annually increased until they reach $80,000-$100,000 in 2007 for joint filers and $50,000-$60,000 in 2005 for single filers. No deductions are available for contributions to IRAs by taxpayers whose AGI exceeds the maximum income limit established for each year and who are active participants in an employer sponsored retirement plan.

         Taxpayers who are not allowed deductions on IRA contributions still can make non-deductible IRA contributions as much as the annual contribution limit and defer taxes on interest or other earnings from the IRAs.

         Under the law, a married individual is not considered an active participant in an employer sponsored retirement plan merely because the individual's spouse is an active participant if the couple's combined AGI is not greater than $150,000. The maximum deductible IRA contribution for a married individual who is not an active participant, but whose spouse is, is phased out for combined AGI greater than $150,000 and less than $160,000.

CONDUIT (ROLLOVER) IRAS
         Certain individuals who have received or are about to receive eligible rollover distributions from an employer-sponsored retirement plan or another IRA may rollover the distribution tax-free to a Conduit IRA. The rollover of the eligible distribution must be completed by the 60th day after receipt of the distribution.

         A distribution qualifies as an "eligible rollover distribution" if it is made from a qualified retirement plan, a 403(b) plan or another IRA and does not constitute one of the following:

         (1) Substantially equal periodic payments over the employee's life or life expectancy or the joint lives or life expectancies of the employee and his/her designated beneficiary;

         (2) Substantially equal installment payments for a period certain of 10 or more years;

         (3) A distribution, all of which represents a required minimum distribution after attaining age 70 1/2;

         (4) A distribution due to a Qualified Domestic Relations Order to an alternate payee who is not the spouse (or former spouse) of the employee; and

         (5) A distribution of after-tax contributions which is not includable in income.

ROTH IRAS
         For taxable years beginning after December 31, 1997, non-deductible contributions of up to $3,000 each year can be made to a Roth IRA. As a result of the Internal Revenue Service Restructuring and Reform Act of 1998 (the "1998 Act"), the $3,000 annual limit will not be reduced by any contributions to a deductible or nondeductible IRA for the same year. The limits after 2002 are the same as for a regular IRA. The maximum contribution that can be made to a Roth IRA is phased out for single filers with AGI greater than $95,000 and less than $110,000, and for couples filing jointly with AGI greater than $150,000 and less than $160,000. Qualified distributions from a Roth IRA would be exempt from federal taxes. Qualified distributions are distributions (1) made after the five-taxable year period beginning with the first taxable year for which a contribution was made to a Roth IRA and (2) that are (a) made on or after the date on which the individual attains age 59 1/2, (b) made to a beneficiary on or after the death of the individual, (c) attributable to the individual being disabled, or (d) for a qualified special purpose (e.g., first time homebuyer expenses).

         Distributions that are not qualified distributions are tax-free if the taxpayer is withdrawing contributions, not accumulated earnings.

         Taxpayers with AGI of $100,000 or less are eligible to convert an existing IRA (deductible, nondeductible and conduit) to a Roth IRA. Earnings and previously deducted contributions held in the IRA are subject to a tax upon conversion; however, no 10% additional tax for early withdrawal would apply.


GROUP IRAS OR GROUP ROTH IRAS
         An employer or association of employees may establish a Group IRA or Group Roth IRA for its employees or members who want to purchase shares of a Fund.

         Investments generally must be held in the IRA until age 59 1/2 in order to avoid premature Distribution taxes, but distributions must commence no later than April 1 of the calendar year following the year in which the participant reaches age 70 1/2. Distributions from the account (except for the pro-rata portion of any nondeductible contributions) are fully taxable as ordinary income in the year received. Excess contributions removed after the tax-filing deadline, plus extensions, for the year in which the excess contributions were made are subject to a 6% excise tax on the amount of excess. Premature distributions (distributions made before age 59 1/2, except for death, disability and certain other limited circumstances) will be subject to a 10% additional tax on the amount prematurely distributed, in addition to the regular income tax resulting from the distribution.

         Effective January 1, 1997, the 10% premature distribution penalty will not apply to distributions from an IRA that are used to pay medical expenses in excess of 7.5% of adjusted gross income or to pay health insurance premiums by an individual who has received unemployment compensation for 12 consecutive weeks. In addition, effective January 1, 1998, the law allows for premature distribution without a 10% additional tax if (i) the amounts are used to pay qualified higher education expenses (including graduate level courses) of the taxpayer, the taxpayer's spouse or any child or grandchild of the taxpayer or the taxpayer's spouse, or (ii) used within 120 days of the distribution to pay acquisition costs of a principal residence for the purchase of a first-time home by the taxpayer, taxpayer's spouse or any child or grandchild of the taxpayer or the taxpayer's spouse. A qualified first-time homebuyer is someone who has had no ownership interest in a principal residence during the past two years. The aggregate amount of distribution for first-time home purchases cannot exceed a lifetime cap of $10,000.

         Individuals are entitled to revoke the account, for any reason and without penalty, by mailing written notice of revocation to Delaware Management Trust Company within seven days after the receipt of the IRA Disclosure Statement or within seven days after the establishment of the IRA, except, if the IRA is established more than seven days after receipt of the IRA Disclosure Statement, the account may not be revoked.

COVERDELL EDUCATION SAVINGS ACCOUNTS
         For taxable years beginning after December 31, 1997, a Coverdell Education Savings Account (formerly an "education IRA") has been created exclusively for the purpose of paying qualified higher education expenses. Beginning in 2002, the annual contribution that can be made for each beneficiary has been increased to $2,000 and qualifying expenses will no longer be limited to those related to higher education.

         Elementary (including kindergarten) and secondary public, private or religious school tuition expenses will now qualify. The new law specifically permits as elementary and secondary school expenses academic tutoring, certain computer technology; and expenses for uniforms, transportation, and extended day programs.

         The $2,000 annual limit is in addition to the annual contribution limit applicable to IRAs and Roth IRAs. Eligible contributions must be in cash and made prior to the date the beneficiary reaches age 18. Similar to the Roth IRA, earnings would accumulate tax-free. There is no requirement that the contributor be related to the beneficiary, and there is no limit on the number of beneficiaries for whom one contributor can establish a Coverdell Education Savings Account. In addition, multiple Coverdell Education Savings Accounts can be created for the same beneficiary, however, the contribution limit of all contributions for a single beneficiary cannot exceed the annual limit.

         The $2,000 annual contribution limit for a Coverdell Education Savings Accounts is phased out ratably for single contributors with modified AGI greater than $95,000 and less than $110,000, and for couples filing jointly with modified AGI greater than $190,000 and less than $220,000. Individuals with modified AGI above the phase-out range are not allowed to make contributions to a Coverdell Education Savings Account established on behalf of any individual.

         Distributions from a Coverdell Education Savings Account are excludable from gross income to the extent that the distribution does not exceed qualified higher education expenses incurred by the beneficiary during the year the distribution is made regardless of whether the beneficiary is enrolled at an eligible educational institution on a full-time, half-time, or less than half-time basis.

         Any balance remaining in a Coverdell Education Savings Account at the time a beneficiary becomes 30 years old must be distributed, and the earnings portion of such a distribution will be includable in gross income of the beneficiary and generally subject to an additional 10% tax if the distribution is not for qualified higher education expenses. Tax-free transfers and rollovers of account balances from one Coverdell Education Savings Account benefiting one beneficiary to another Coverdell Education Savings Account benefiting a different beneficiary (as well as redesignations of the named beneficiary) are permitted, provided that the new beneficiary is a member of the family of the old beneficiary and that the transfer or rollover is made before the time the old beneficiary reaches age 30 and the new beneficiary reaches age 18.

SIMPLIFIED EMPLOYEE PENSION PLAN ("SEP/IRA")
         A SEP/IRA may be established by an employer who wishes to sponsor a tax-sheltered retirement program by making contributions on behalf of all eligible employees. Each of the Classes is available for investment by a SEP/IRA.

SALARY REDUCTION SIMPLIFIED EMPLOYEE PENSION PLAN ("SAR/SEP")
         Although new SAR/SEP plans may not be established after December 31, 1996, existing plans may continue to be maintained by employers having 25 or fewer employees. An employee may elect to make additional contributions to such existing plans.

PROTOTYPE 401(K) DEFINED CONTRIBUTION PLAN
         Section 401(k) of the Code permits employers to establish qualified plans based on salary deferral contributions. Effective January 1, 1997, non-governmental tax-exempt organizations as well as taxable entities may establish 401(k) plans. Plan documents are available to enable employers to establish a plan. An employer may also elect to make profit sharing contributions and/or matching contributions with investments in only Class A Shares, Class C Shares and Class R Shares or certain other funds in the Delaware Investments family. Purchases under the Plan may be combined for purposes of computing the reduced front-end sales charge applicable to Class A Shares as set forth in the table in the Prospectuses for the Fund Classes.

DEFERRED COMPENSATION PLAN FOR PUBLIC SCHOOLS AND NON-PROFIT ORGANIZATIONS ("403(B)(7)")
         Section 403(b)(7) of the Code permits public school systems and certain non-profit organizations to use mutual fund shares held in a custodial account to fund deferred compensation arrangements for their employees. A custodial account agreement is available for those employers who wish to purchase shares of any of the Classes in conjunction with such an arrangement. Purchases under the Plan may be combined for purposes of computing the reduced front-end sales charge applicable to Class A Shares as set forth in the table in the Prospectuses for the Fund Classes.

DEFERRED COMPENSATION PLAN FOR STATE AND LOCAL GOVERNMENT EMPLOYEES ("457")
         Section 457 of the Code permits state and local governments, their agencies and certain other entities to establish a deferred compensation plan for their employees who wish to participate. This enables employees to defer a portion of their salaries and any federal (and possibly state) taxes thereon. Such plans may invest in shares of the Funds. Although investors may use their own plan, there is available a Delaware Investments 457 Deferred Compensation Plan. Interested investors should contact the Distributor or their investment dealers to obtain further information. Purchases under the Plan may be combined for purposes of computing the reduced front-end sales charge applicable to Class A Shares as set forth in the table in the Prospectuses for the Fund Classes.

SIMPLE IRA
         A SIMPLE IRA combines many of the features of an IRA and a 401(k) Plan but is easier to administer than a typical 401(k) Plan. It requires employers to make contributions on behalf of their employees and also has a salary deferral feature that permits employees to defer a portion of their salary into the plan on a pre-tax basis. A SIMPLE IRA is available only to plan sponsors with 100 or fewer employees.

SIMPLE 401(K)
         A SIMPLE 401(k) is like a regular 401(k) except that it is available only to plan sponsors with 100 or fewer employees and, in exchange for mandatory plan sponsor contributions, discrimination testing is no longer required. Class B Shares are not available for purchase by such plans.


DETERMINING OFFERING PRICE AND NET ASSET VALUE

         Orders for purchases of Class A Shares are effected at the offering price next calculated by the Fund in which shares are being purchased after receipt of the order by the Fund or its agent. Orders for purchases of Class B Shares, Class C Shares, Class R Shares and the Institutional Classes are effected at the net asset value per share next calculated after receipt of the order by the Fund in which shares are being purchased or its agent. Selling dealers have the responsibility of transmitting orders promptly.

         The offering price for Class A Shares consists of the net asset value per share plus any applicable sales charges. Offering price and net asset value are computed as of the close of regular trading on the New York Stock Exchange (ordinarily, 4 p.m., Eastern Time) on days when the Exchange is open. The New York Stock Exchange is scheduled to be open Monday through Friday throughout the year except for days when the following holidays are observed: New Year's Day, Martin Luther King, Jr.'s Birthday, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas. When the New York Stock Exchange is closed, the Funds will generally be closed, pricing calculations will not be made and purchase and redemption orders will not be processed.

         An example showing how to calculate the net asset value per share and, in the case of Class A Shares, the offering price per share, is included in a Fund's financial statements, which are incorporated by reference into this Part B.

         Each Fund's net asset value per share is computed by adding the value of all the securities and other assets in the Fund's portfolio, deducting any liabilities of the Fund, and dividing by the number of Fund shares outstanding. Expenses and fees are accrued daily. In determining a Fund's total net assets, portfolio securities primarily listed or traded on a national or foreign securities exchange, except for bonds, are generally valued at the closing price on that exchange, unless such closing prices are determined to be not readily available pursuant to the Fund's pricing procedures. Exchange traded options are valued at the last reported sale price or, if no sales are reported, at the mean between bid and asked prices. Non-exchange traded options are valued at fair value using a mathematical model. Futures contracts are valued at their daily quoted settlement price. For valuation purposes, foreign currencies and foreign securities denominated in foreign currency values will be converted into U.S. dollar values at the mean between the bid and offered quotations of such currencies against U.S. dollars based on rates in effect that day. Securities not traded on a particular day, over-the-counter securities, and government and agency securities are valued at the mean value between bid and asked prices. Money market instruments having a maturity of less than 60 days are valued at amortized cost. Debt securities (other than short-term obligations) are valued on the basis of valuations provided by a pricing service when such prices are believed to reflect the fair value of such securities. Foreign securities currencies and other assets denominated in foreign currencies are translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar, as provided by independent pricing service. Use of a pricing service has been approved by the Board of Trustees. Prices provided by a pricing service take into account appropriate factors such as institutional trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. For all other securities and for securities whose closing prices are not readily available, we use methods approved by the Board of Trustees that are designed to price securities at their fair market value.

         Each Class of a Fund will bear, pro-rata, all of the common expenses of that Fund. The net asset values of all outstanding shares of each Class of a Fund will be computed on a pro-rata basis for each outstanding share based on the proportionate participation in that Fund represented by the value of shares of that Class. All income earned and expenses incurred by a Fund, will be borne on a pro-rata basis by each outstanding share of a Class, based on each Class' percentage in that Fund represented by the value of shares of such Classes, except that Institutional Classes will not incur any of the expenses under Global Funds' 12b-1 Plans and Class A Shares, Class B Shares, Class C Shares and Class R Shares alone will bear the 12b-1 Plan expenses payable under their respective Plans. Due to the specific distribution expenses and other costs that will be allocable to each Class, the net asset value of each Class of a Fund will vary.


REDEMPTION AND EXCHANGE

         YOU CAN REDEEM OR EXCHANGE YOUR SHARES IN A NUMBER OF DIFFERENT WAYS. The exchange service is useful if your investment requirements change and you want an easy way to invest in other equity funds, tax-advantaged funds, bond funds or money market funds. This service is also useful if you are anticipating a major expenditure and want to move a portion of your investment into a fund that has the checkwriting feature. Exchanges are subject to the requirements of each fund and all exchanges of shares constitute taxable events. Further, in order for an exchange to be processed, shares of the fund being acquired must be registered in the state where the acquiring shareholder resides. An exchange constitutes, for tax purposes, the sale of one fund and the purchase of another. The sale may involve a capital gain or loss to the shareholder for federal income tax purposes. You may want to consult your financial advisor or investment dealer to discuss which funds in Delaware Investments will best meet your changing objectives, and the consequences of any exchange transaction. You may also call Delaware Investments directly for fund information.

         Your shares will be redeemed or exchanged at a price based on the net asset value next determined after a Fund receives your request in good order, subject, in the case of a redemption, to any applicable CDSC or Limited CDSC. For example, redemption or exchange requests received in good order after the time the offering price and net asset value of shares are determined will be processed on the next business day. A shareholder submitting a redemption request may indicate that he or she wishes to receive redemption proceeds of a specific dollar amount. In the case of such a request, a Fund will redeem the number of shares necessary to deduct the applicable CDSC in the case of Class B Shares and Class C Shares, and, if applicable, the Limited CDSC in the case of Class A Shares and tender to the shareholder the requested amount, assuming the shareholder holds enough shares in his or her account for the redemption to be processed in this manner. Otherwise, the amount tendered to the shareholder upon redemption will be reduced by the amount of the applicable CDSC or Limited CDSC. Redemption proceeds will be distributed promptly, as described below, but not later than seven days after receipt of a redemption request. The Funds may modify, terminate or suspend the exchange privilege upon 60 days' notice to shareholders.

         Except as noted below, for a redemption request to be in "good order," you must provide your account number, account registration, and the total number of shares or dollar amount of the transaction. For exchange requests, you must also provide the name of the fund in which you want to invest the proceeds. Exchange instructions and redemption requests must be signed by the record owner(s) exactly as the shares are registered. You may request a redemption or an exchange by calling the Shareholder Service Center at 800 523-1918. Each Fund may suspend, terminate, or amend the terms of the exchange privilege upon 60 days' written notice to shareholders.

         Orders for the repurchase of Fund shares which are submitted to the Distributor prior to the close of its business day will be executed at the net asset value per share computed that day (subject to the applicable CDSC or Limited CDSC), if the repurchase order was received by the broker/dealer from the shareholder prior to the time the offering price and net asset value are determined on such day. The selling dealer has the responsibility of transmitting orders to the Distributor promptly. Such repurchase is then settled as an ordinary transaction with the broker/dealer (who may make a charge to the shareholder for this service) delivering the shares repurchased.

         Payment for shares redeemed will ordinarily be mailed the next business day, but in no case later than seven days, after receipt of a redemption request in good order by the respective Fund, its agent or certain other authorized persons (see Distribution and Service under Investment Management Agreement and Sub-Advisory Agreements); provided, however, that each commitment to mail or wire redemption proceeds by a certain time, as described below, is modified by the qualifications described in the next paragraph.

         Each Fund will process written and telephone redemption requests to the extent that the purchase orders for the shares being redeemed have already settled. Each Fund will honor redemption requests as to shares for which a check was tendered as payment, but a Fund will not mail or wire the proceeds until it is reasonably satisfied that the purchase check has cleared, which may take up to 15 days from the purchase date. You can avoid this potential delay if you purchase shares by wiring Federal Funds. Each Fund reserves the right to reject a written or telephone redemption request or delay payment of redemption proceeds if there has been a recent change to the shareholder's address of record.

         If a shareholder has been credited with a purchase by a check which is subsequently returned unpaid for insufficient funds or for any other reason, the Fund involved will automatically redeem from the shareholder's account the Fund shares purchased by the check plus any dividends earned thereon. Shareholders may be responsible for any losses to a Fund or to the Distributor.

         In case of a suspension of the determination of the net asset value because the New York Stock Exchange is closed for other than weekends or holidays, or trading thereon is restricted or an emergency exists as a result of which disposal by a Fund of securities owned by it is not reasonably practical, or it is not reasonably practical for a Fund fairly to value its assets, or in the event that the SEC has provided for such suspension for the protection of shareholders, a Fund may postpone payment or suspend the right of redemption or repurchase. In such case, the shareholder may withdraw the request for redemption or leave it standing as a request for redemption at the net asset value next determined after the suspension has been terminated.

         Payment for shares redeemed or repurchased may be made either in cash or kind, or partly in cash and partly in kind. Any portfolio securities paid or distributed in kind would be valued as described in Determining Offering Price and Net Asset Value in this Part B. Subsequent sale by an investor receiving a distribution in kind could result in the payment of brokerage commissions. However, Global Funds has elected to be governed by Rule 18f-1 under the 1940 Act pursuant to which each Fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the net asset value of such Fund during any 90-day period for any one shareholder.

         The value of a Fund's investments is subject to changing market prices. Thus, a shareholder reselling shares to a Fund may sustain either a gain or loss, depending upon the price paid and the price received for such shares.

         Certain redemptions of Class A Shares purchased at net asset value may result in the imposition of a Limited CDSC. See Contingent Deferred Sales Charge for Certain Redemptions of Class A Shares Purchased at Net Asset Value, below. Class B Shares of the Funds are subject to a CDSC of (i) 4.00% if shares are redeemed within one year of purchase; (ii) 3.25% if shares are redeemed during the second year after purchase (iii) 2.75% if shares are redeemed during the third year following purchase; (iv) 2.25% if shares are redeemed during the fourth and fifth years following purchase; (v) 1.50% if shares are redeemed during the sixth year following purchase and (vi) 0% thereafter. Class C Shares are subject to a CDSC of 1% if shares are redeemed within 12 months following purchase. See Contingent Deferred Sales Charge - Class B Shares and Class C Shares under Purchasing Shares. Except for the applicable CDSC or Limited CDSC, and with respect to the expedited payment by wire which there may be a bank wiring cost, there is no fee charged for redemptions or repurchases, but such fees could be charged at any time in the future.

         Holders of Class B Shares or Class C Shares that exchange their shares ("Original Shares") for shares of other funds in Delaware Investments (in each case, "New Shares") in a permitted exchange, will not be subject to a CDSC that might otherwise be due upon redemption of the Original Shares. However, such shareholders will continue to be subject to the CDSC and, in the case of Class B Shares, the automatic conversion schedule of the Original Shares as described in this Part B and any CDSC assessed upon redemption will be charged by the fund from which the Original Shares were exchanged. In an exchange of Class B Shares from a Fund, the Fund's CDSC schedule may be higher than the CDSC schedule relating to the New Shares acquired as a result of the exchange. For purposes of computing the CDSC that may be payable upon a disposition of the New Shares, the period of time that an investor held the Original Shares is added to the period of time that an investor held the New Shares. With respect to Class B Shares, the automatic conversion schedule of the Original Shares may be longer than that of the New Shares. Consequently, an investment in New Shares by exchange may subject an investor to the higher 12b-1 fees applicable to Class B Shares of a Fund for a longer period of time than if the investment in New Shares were made directly.


SMALL ACCOUNTS
          Before a Fund involuntarily redeems shares from an account that, under the circumstances listed in the Prospectus, has remained below the minimum amounts required by the Funds' Prospectus and sends the proceeds to the shareholder, the shareholder will be notified in writing that the value of the shares in the account is less than the minimum required and will be allowed 60 days from the date of notice to make an additional investment to meet the required minimum. Any redemption in an inactive account established with a minimum investment may trigger mandatory redemption. No CDSC or Limited CDSC will apply to the redemptions described in this paragraph.

                                    * * *

          Each Fund has made available certain redemption privileges, as described below. The Global Funds reserve the right to suspend or terminate these expedited payment procedures upon 60 days' written notice to shareholders.

WRITTEN REDEMPTION
         You can write to each Fund at 2005 Market Street, Philadelphia, PA 19103-7094 to redeem some or all of your shares. The request must be signed by all owners of the account or your investment dealer of record. For redemptions of more than $100,000, or when the proceeds are not sent to the shareholder(s) at the address of record, the Funds require a signature by all owners of the account and a signature guarantee for each owner. A signature guarantee can be obtained from a commercial bank, a trust company or a member of a Securities Transfer Association Medallion Program ("STAMP"). Each Fund reserves the right to reject a signature guarantee supplied by an eligible institution based on its creditworthiness. The Funds may require further documentation from corporations, executors, retirement plans, administrators, trustees or guardians.

         Payment is normally mailed the next business day after receipt of your redemption request. If your Class A Shares or Institutional Class shares are in certificate form, the certificate(s) must accompany your request and also be in good order. Certificates are issued for Class A Shares or Institutional Class shares only if a shareholder submits a specific request. Certificates are not issued for Class B Shares, Class C Shares or Class R Shares.

WRITTEN EXCHANGE
         You may also write to each Fund at 2005 Market Street, Philadelphia, PA 19103-7094 to request an exchange of any or all of your shares into another mutual fund in Delaware Investments, subject to the same conditions and limitations as other exchanges noted above and in the Prospectuses.

TELEPHONE REDEMPTION AND EXCHANGE

         To get the added convenience of the telephone redemption and exchange methods, you must have the Transfer Agent hold your shares (without charge) for you. If you choose to have your Class A Shares or Institutional in certificate form, you may redeem or exchange only by written request and you must return your certificates.

         The Telephone Redemption -- Check to Your Address of Record service and the Telephone Exchange service, both of which are described below, are automatically provided unless you notify the Fund in which you have your account in writing that you do not wish to have such services available with respect to your account. Each Fund reserves the right to modify, terminate or suspend these procedures upon 60 days' written notice to shareholders. It may be difficult to reach the Funds by telephone during periods when market or economic conditions lead to an unusually large volume of telephone requests.

         Neither the Funds nor their Transfer Agent is responsible for any shareholder loss incurred in acting upon written or telephone instructions for redemption or exchange of Fund shares which are reasonably believed to be genuine. With respect to such telephone transactions, each Fund will follow reasonable procedures to confirm that instructions communicated by telephone are genuine (including verification of a form of personal identification) as, if it does not, such Fund or the Transfer Agent may be liable for any losses due to unauthorized or fraudulent transactions. Telephone instructions received by the Fund Classes are generally tape recorded, and a written confirmation will be provided for all purchase, exchange and redemption transactions initiated by telephone. By exchanging shares by telephone, you are acknowledging prior receipt of a prospectus for the fund into which your shares are being exchanged.

TELEPHONE REDEMPTION -- CHECK TO YOUR ADDRESS OF RECORD
         THE TELEPHONE REDEMPTION FEATURE IS A QUICK AND EASY METHOD TO REDEEM SHARES. You or your investment dealer of record can have redemption proceeds of $100,000 or less mailed to you at your address of record. Checks will be payable to the shareholder(s) of record. Payment is normally mailed the next business day after receipt of the redemption request. This service is only available to individual, joint and individual fiduciary-type accounts.

TELEPHONE REDEMPTION -- PROCEEDS TO YOUR BANK
         Redemption proceeds of $1,000 or more can be transferred to your predesignated bank account by wire or by check. You should authorize this service when you open your account. If you change your predesignated bank account, you must complete an Authorization Form and have your signature guaranteed. For your protection, your authorization must be on file. If you request a wire, your funds will normally be sent the next business day. If the proceeds are wired to the shareholder's account at a bank which is not a member of the Federal Reserve System, there could be a delay in the crediting of the funds to the shareholder's bank account. A bank wiring fee may be deducted from Fund Class redemption proceeds. If you ask for a check, it will normally be mailed the next business day after receipt of your redemption request to your predesignated bank account. There are no separate fees for this redemption method, but the mail time may delay getting funds into your bank account. Simply call the Shareholder Service Center prior to the time the offering price and net asset value are determined, as noted above.

TELEPHONE EXCHANGE
         The Telephone Exchange feature is a convenient and efficient way to adjust your investment holdings as your liquidity requirements and investment objectives change. You or your investment dealer of record can exchange your shares into other funds in Delaware Investments under the same registration, subject to the same conditions and limitations as other exchanges noted above. As with the written exchange service, telephone exchanges are subject to the requirements of each fund, as described above. Telephone exchanges may be subject to limitations as to amounts or frequency.

         The telephone exchange privilege is intended as a convenience to shareholders and is not intended to be a vehicle to speculate on short-term swings in the securities market through frequent transactions in and out of the funds in the Delaware Investments family. Telephone exchanges may be subject to limitations as to amounts or frequency. The Transfer Agent and each Fund reserve the right to record exchange instructions received by telephone and to reject exchange requests at any time in the future.

MONEYLINE(SM) ON DEMAND

         You or your investment dealer may request redemptions of Fund Class shares by phone using MoneyLine(SM) On Demand. When you authorize a Fund to accept such requests from you or your investment dealer, funds will be deposited to (for share redemptions) your predesignated bank account. Your request will be processed the same day if you call prior to 4 p.m., Eastern Time. There is a $25 minimum and $50,000 maximum limit for MoneyLine(SM) On Demand transactions. See MoneyLine(SM) On Demand under Investment Plans in this Part B.

SYSTEMATIC WITHDRAWAL PLANS
         Shareholders of Class A Shares, Class B Shares, Class C Shares and Class R Shares who own or purchase $5,000 or more of shares at the offering price, or net asset value, as applicable, for which certificates have not been issued may establish a Systematic Withdrawal Plan for monthly withdrawals of $25 or more, or quarterly withdrawals of $75 or more, although the Funds do not recommend any specific amount of withdrawal. This is particularly useful to shareholders living on fixed incomes, since it can provide them with a stable supplemental amount. This $5,000 minimum does not apply for a Fund's prototype retirement plans. Shares purchased with the initial investment and through reinvestment of cash dividends and realized securities profits distributions will be credited to the shareholder's account and sufficient full and fractional shares will be redeemed at the net asset value calculated on the third business day preceding the mailing date.

         Checks are dated either the 1st or the 15th of the month, as selected by the shareholder (unless such date falls on a holiday or a weekend), and are normally mailed within two business days. Both ordinary income dividends and realized securities profits distributions will be automatically reinvested in additional shares of the Class at net asset value. This plan is not recommended for all investors and should be started only after careful consideration of its operation and effect upon the investor's savings and investment program. To the extent that withdrawal payments from the plan exceed any dividends and/or realized securities profits distributions paid on shares held under the plan, the withdrawal payments will represent a return of capital, and the share balance may in time be depleted, particularly in a declining market. Shareholders should not purchase additional shares while participating in a Systematic Withdrawal Plan.

         The sale of shares for withdrawal payments constitutes a taxable event and a shareholder may incur a capital gain or loss for federal income tax purposes. This gain or loss may be long-term or short-term depending on the holding period for the specific shares liquidated. Premature withdrawals from retirement plans may have adverse tax consequences.

          Withdrawals under this plan made concurrently with the purchases of additional shares may be disadvantageous to the shareholder. Purchases of Class A Shares through a periodic investment program in a fund managed by the Manager must be terminated before a Systematic Withdrawal Plan with respect to such shares can take effect, except if the shareholder is Delaware Investments Funds which do not carry a sales charge. Redemptions of Class A Shares pursuant to a Systematic Withdrawal Plan may be subject to a Limited CDSC if the purchase was made at net asset value and a dealer's commission has been paid on that purchase. The applicable Limited CDSC for Class A Shares and CDSC for Class B and C Shares redeemed via a Systematic Withdrawal Plan will be waived if the annual amount withdrawn in each year is less than 12% of the account balance on the date that the Plan is established. If the annual amount withdrawn in any year exceeds 12% of the account balance on the date that the Systematic Withdrawal Plan is established, all redemptions under the Plan will be subjected to the applicable CDSC, including an assessment for previously redeemed amounts under the Plan. Whether a waiver of the CDSC is available or not, the first shares to be redeemed for each Systematic Withdrawal Plan payment will be those not subject to a contingent deferred sales charge because they have either satisfied the required holding period or were acquired through the reinvestment of distributions. See Waivers of Contingent Deferred Sales Charges, below.

         An investor wishing to start a Systematic Withdrawal Plan must complete an authorization form. If the recipient of Systematic Withdrawal Plan payments is other than the registered shareholder, the shareholder's signature on this authorization must be guaranteed. Each signature guarantee must be supplied by an eligible guarantor institution. The Funds reserve the right to reject a signature guarantee supplied by an eligible institution based on its creditworthiness. This plan may be terminated by the shareholder or the Transfer Agent at any time by giving written notice.

         Systematic Withdrawal Plan payments are normally made by check. In the alternative, you may elect to have your payments transferred from your Fund account to your predesignated bank account through the MoneyLine(SM) Direct Deposit Service. Your funds will normally be credited to your bank account up to four business days after the payment date. There are no separate fees for this redemption method. It may take up to four business days for the transactions to be completed. You can initiate this service by completing an Account Services form. If your name and address are not identical to the name and address on your Fund account, you must have your signature guaranteed. The Funds do not charge a fee for any this service; however, your bank may charge a fee. This service is not available for retirement plans.

         The Systematic Withdrawal Plan is not available for Delaware International Small Cap Value Fund or for the Institutional Class of each Fund. Shareholders should consult with their financial advisors to determine whether a Systematic Withdrawal Plan would be suitable for them.

CONTINGENT DEFERRED SALES CHARGE FOR CERTAIN REDEMPTIONS OF CLASS A SHARES PURCHASED AT NET ASSET VALUE
         For purchases of $1,000,000 or more made on or after July 1, 1998, a Limited CDSC will be imposed on certain redemptions of Class A Shares (or shares into which such Class A Shares are exchanged) according to the following schedule: (1) 1.00% if shares are redeemed during the first year after the purchase; and (2) 0.50% if such shares are redeemed during the second year after the purchase, if such purchases were made at net asset value and triggered the payment by the Distributor of the dealer's commission described above.

         The Limited CDSC will be paid to the Distributor and will be assessed on an amount equal to the lesser of: (1) the net asset value at the time of purchase of the Class A Shares being redeemed or (2) the net asset value of such Class A Shares at the time of redemption. For purposes of this formula, the "net asset value at the time of purchase" will be the net asset value at purchase of the Class A Shares even if those shares are later exchanged for shares of another Delaware Investments Fund and, in the event of an exchange of Class A Shares, the "net asset value of such shares at the time of redemption" will be the net asset value of the shares acquired in the exchange.

         Redemptions of such Class A Shares held for more than two years will not be subjected to the Limited CDSC and an exchange of such Class A Shares into another Delaware Investments Fund will not trigger the imposition of the Limited CDSC at the time of such exchange. The period a shareholder owns shares into which Class A Shares are exchanged will count towards satisfying the two-year holding period. The Limited CDSC is assessed if such two year period is not satisfied irrespective of whether the redemption triggering its payment is of Class A Shares of a Fund or Class A Shares acquired in the exchange.

         In determining whether a Limited CDSC is payable, it will be assumed that shares not subject to the Limited CDSC are the first redeemed followed by other shares held for the longest period of time. The Limited CDSC will not be imposed upon shares representing reinvested dividends or capital gains distributions, or upon amounts representing share appreciation.

WAIVERS OF CONTINGENT DEFERRED SALES CHARGES

WAIVER OF LIMITED CONTINGENT DEFERRED SALES CHARGE -- CLASS A SHARES
         The Limited CDSC for Class A Shares on which a dealer's commission has been paid will be waived in the following instances: (i) redemptions that result from a Fund's right to liquidate a shareholder's account if the aggregate net asset value of the shares held in the account is less than the then-effective minimum account size; (ii) distributions to participants from a retirement plan qualified under section 401(a) or 401(k) of the Code, or due to death of a participant in such a plan; (iii) redemptions pursuant to the direction of a participant or beneficiary of a retirement plan qualified under section 401(a) or 401(k) of the Code with respect to that retirement plan; (iv) periodic distributions from an IRA, SIMPLE IRA, or 403(b)(7) or 457 Deferred Compensation Plan due to death, disability, or attainment of age 59 1/2, and IRA distributions qualifying under Section 72(t) of the Code; (v) returns of excess contributions to an IRA; (vi) distributions by other employee benefit plans to pay benefits; (vii) distributions described in (ii), (iv), and (vi) above pursuant to a systematic withdrawal plan; (viii) distributions form an account if the redemption results from a death of a registered owner, or a registered joint owner, of the account (in the case of accounts established under the Uniform Gifts to Minors or Uniform transfers to Minors Acts or trust accounts, the waiver applies upon the death of all beneficial owners) or a total disability (as defined in Section 72 of the Code) of all registered owners occurring after the purchase of the shares being redeemed; (ix) redemptions by the classes of shareholders who are permitted to purchase shares at net asset value, regardless of the size of the purchase (see Buying Class A Shares at Net Asset Value under Purchasing Shares in this Part B); and (x) redemptions by certain group defined contribution retirement plans that purchase shares through a retirement plan alliance program which requires that shares will be available at net asset value, provided that RFS either is the sponsor of the alliance program or has a product participation agreement with the sponsor of the alliance program that specifies that the Limited CDSC will be waived.

WAIVER OF CONTINGENT DEFERRED SALES CHARGE - CLASS B SHARES
         The CDSC is waived on certain redemptions of Class B Shares in connection with the following redemptions: (i) redemptions that result from a Fund's right to liquidate a shareholder's account if the aggregate net asset value of the shares held in the account is less than the then-effective minimum account size; (ii) returns of excess contributions to an IRA, SIMPLE IRA, SEP/IRA, or 403(b)(7) or 457 Deferred Compensation Plan; (iii) periodic distributions from an IRA, SIMPLE IRA, SAR/SEP, SEP/IRA, or 403(b)(7) or 457 Deferred Compensation Plan due to death, disability or attainment of age 59 1/2, and IRA distributions qualifying under Section 72(t) of the Code; and (iv) distributions from an account if the redemption results from the death of a registered owner, or a registered joint owner, of the account (in the case of accounts established under the Uniform Gifts to Minors or Uniform Transfers to Minors Acts or trust accounts, the waiver applies upon the death of all beneficial owners) or a total and permanent disability (as defined in Section 72 of the Code) of all registered owners occurring after the purchase of the shares being redeemed.

WAIVER OF CONTINGENT DEFERRED SALES CHARGE -CLASS C SHARES
         The CDSC on Class C Shares is waived in connection with the following redemptions: (i) redemptions that result from the Fund's right to liquidate a shareholder's account if the aggregate net asset value of the shares held in the account is less than the then-effective minimum account size; (ii) returns of excess contributions to an IRA, SIMPLE IRA, 403(b)(7) or 457 Deferred Compensation Plan, Profit Sharing Plan, Money Purchase Pension Plan, or 401(k) Defined Contribution plan; (iii) periodic distributions from a 403(b)(7) or 457 Deferred Compensation Plan upon attainment of age 59 1/2, Profit Sharing Plan, Money Purchase Plan, 401(k) Defined Contribution Plan upon attainment of age
70 1/2, and IRA distributions qualifying under Section 72(t) of the Code; (iv) distributions from a 403(b)(7) or 457 Deferred Compensation Plan, Profit Sharing Plan, or 401(k) Defined Contribution Plan, under hardship provisions of the plan; (v) distributions from a 403(b)(7) or 457 Deferred Compensation Plan, Profit Sharing Plan, Money Purchase Pension Plan or a 401(k) Defined Contribution Plan upon attainment of normal retirement age under the plan or upon separation from service; (vi) periodic distributions from an IRA or SIMPLE IRA on or after attainment of age 59 1/2; and (vii) distributions from an account if the redemption results from the death of a registered owner, or a registered joint owner, of the account (in the case of accounts established under the Uniform Gifts to Minors or Uniform Transfers to Minors Acts or trust accounts, the waiver applies upon the death of all beneficial owners) or a total and permanent disability (as defined in Section 72 of the Code) of all registered owners occurring after the purchase of the shares being redeemed.

         The CDSC on Class C Shares also is waived for any group retirement plan (excluding defined benefit pension plans) (i) that purchases shares through a retirement plan alliance program, provided Retirement Financial Services, Inc. either is the sponsor of the alliance program or has a product participation agreement with the sponsor of the alliance program, and (ii) for which Retirement Financial Services, Inc. provides fully-bundled retirement plan services and maintains participant records on its proprietary recordkeeping system.

                                    * * *

         In addition, the CDSC will be waived on Class A Shares, Class B Shares and Class C Shares redeemed in accordance with a Systematic Withdrawal Plan if the annual amount withdrawn under the Plan does not exceed 12% of the value of the account on the date that the Systematic Withdrawal Plan was established or modified.


DISTRIBUTIONS AND TAXES

         The Board of Trustees reserve the right not to maintain the qualification of a Fund as a regulated investment company if it determines such course of action to be beneficial to shareholders. In such case, the Fund would be subject to federal, and possibly state, corporate taxes on its taxable income and gains, and distributions to you would be taxed as ordinary income dividends to the extent of the Fund's earnings and profits.

         Delaware International Value Equity Fund will normally declare and make payments from net investment income on a quarterly basis. Delaware Emerging Markets and Delaware International Small Cap Value Funds each will normally declare and make payments from net investment income on an annual basis.

         Payments from net realized securities profits of a Fund, if any, will be distributed annually in the quarter following the close of the fiscal year.

         Dividend payments of $1.00 or less will be automatically reinvested, notwithstanding a shareholder's election to receive dividends in cash. If such a shareholder's dividends increase to greater than $1.00, the shareholder would have to file a new election in order to begin receiving dividends in cash again.

         Any check in payment of dividends or other distributions which cannot be delivered by the United States Post Office or which remains uncashed for a period of more than one year may be reinvested in the shareholder's account at the then-current net asset value and the dividend option may be changed from cash to reinvest. A Fund may deduct from a shareholder's account the costs of the Fund's effort to locate a shareholder if a shareholder's mail is returned by the U.S. Post Office or the Fund is otherwise unable to locate the shareholder or verify the shareholder's mailing address. These costs may include a percentage of the account when a search company charges a percentage fee in exchange for their location services.

         Each class of shares of a Fund will share proportionately in the investment income and expenses of such Fund, except that, absent any applicable fee waiver, Class A Shares, Class B Shares and Class C Shares alone will incur distribution fees under their respective 12b-1 Plans.

         Persons not subject to tax will not be required to pay taxes on distributions.

         Dividends from net investment income (e.g., dividends and interest less expenses incurred in the operation of a Fund) or net short-term capital gains distributions are treated by shareholders as ordinary income for federal income tax purposes. Distributions from net long-term capital gains, if any, are taxable to shareholders as long-term capital gains, regardless of the length of time an investor has held such shares, and these gains are currently taxed at long-term capital gain rates described below. The tax status of dividends and distributions paid to shareholders will not be affected by whether they are paid in cash or in additional shares. Each Fund is treated as a single tax entity and capital gains for each Fund will be calculated separately.

         A Fund will inform its shareholders of the amount of their income dividends and capital gain distributions, and will advise them of their tax status for federal income tax purposes shortly after the close of each calendar year. If you have not owned your Fund shares for a full year, a Fund may designate and distribute to you, as ordinary income or capital gains, a percentage of income that may not be equal to the actual amount of each type of income earned during the period of your investment in a Fund. Distributions declared in December but paid in January are taxable to you as if paid in December.

         Redemptions and exchanges of Fund shares are taxable transactions for federal and state income tax purposes. If you redeem your Fund shares, or exchange them for shares of a different Delaware Investments fund, the IRS requires you to report any gain or loss on your redemption or exchange. If you hold your shares as a capital asset, any gain or loss that you realize is a capital gain or loss and is long-term or short-term, generally depending on how long you have owned your shares.

          Any loss incurred on the redemption or exchange of shares held for six months or less is treated as a long-term capital loss to the extent of any long-term capital gains distributed to you by the Fund on those shares.

          Any loss incurred on the redemption or exchange of shares held for six months or less will be disallowed to the extent of any exempt-interest dividends distributed to you with respect to your Fund shares and any remaining loss will be treated as a long-term capital loss to the extent of any long-term capital gains distributed to you by the Fund on those shares.

          All or a portion of any loss that you realize on the redemption of your Fund shares is disallowed to the extent that you buy other shares in the Fund (through reinvestment of dividends or otherwise) within 30 days before or after your share redemption. Any loss disallowed under these rules will be added to your tax basis in the new shares you buy.

          If you redeem some or all of yours shares in a Fund, and then reinvest the redemption proceeds in a Fund or in another Delaware Investments Fund within 90 days of buying the original shares, the sales charge that would otherwise apply to your reinvestment may be reduced or eliminated. In reporting any gain or loss in your redemption, all or a portion of the sales charge that you paid on your original shares in a Fund is excluded from your tax basis in the shares sold and added to your tax basis for the new shares.

         Because of each Fund's investment policy, it is expected that either none or only a nominal portion of a Fund's dividends will be eligible for the dividends-received deduction for corporations. The portion of dividends paid by a Fund that so qualifies will be designated each year in a notice mailed to the Fund's shareholders, and cannot exceed the gross amount of dividends received by a Fund from domestic (U.S.) corporations that would have qualified for the dividends-received deduction in the hands of a Fund if the Fund was a regular corporation. The availability of the dividends-received deduction is subject to certain holding period and debt financing restrictions imposed under the Code on the corporation claiming the deduction. The amount that a Fund may designate as eligible for the dividends-received deduction will be reduced or eliminated if the shares on which the dividends earned by the Fund were debt-financed or held by the Fund for less than a minimum period of time, generally 46 days. Similarly, if your Fund shares are debt-financed or held by you for less than a 46-day period then the dividends-received deduction for Fund dividends on your shares may also be reduced or eliminated. Even if designated as dividends eligible for the dividends-received deduction, all dividends (including any deducted portion) must be included in your alternative minimum taxable income calculation.

         For the fiscal year ended November 30, 2004, Global Funds' dividends from net investment income qualified for the dividends-received deduction to corporations as follows:

        ---------------------------------------------- ------------------
        Delaware International Value Equity Fund                  _____%
        ---------------------------------------------- ------------------
        Delaware Emerging Markets Fund                            _____%
        ---------------------------------------------- ------------------
        Delaware International Small Cap Value Fund               _____%
        ---------------------------------------------- ------------------

         A Fund may invest in complex securities that may be subject to numerous special and complex tax rules. The rules could affect whether gain or loss recognized by a Fund is treated as ordinary or capital, or as interest or dividend income. These rules could also accelerate the recognition of income to a Fund (possibly causing the Fund to sell securities to raise the cash for necessary distributions) and/or defer the Fund's ability to recognize a loss, and, in limited cases, subject the Fund to U.S. federal income tax on income from certain foreign securities. These rules could therefore affect the amount, timing or character of the income distributed to you by a Fund.

JOBS AND GROWTH TAX RELIEF RECONCILIATION ACT OF 2003 (JGTRRA)
         On May 28, 2003, President Bush signed into law the Jobs and Growth Tax Relief Reconciliation Act of 2003 (JGTRRA) .The new law reduces the tax rate on dividends and capital gains to 15% (5% for taxpayers with income in the lower brackets; 0% for those taxpayers in 2008).


REDUCTION OF TAX RATE ON DIVIDENDS
         [Qualifying dividends received by the funds after December 31, 2002, will be taxed at a rate of 15% (5% for taxpayers with income in the lower brackets; 0% for these taxpayers in 2008).] Prior law will apply for tax years beginning after December 31, 2008. Dividends paid on foreign corporation stocks that are readily tradable on U.S. securities markets are eligible for the lower rates.

         The amount of ordinary dividends qualifying for the lower tax rates that may be paid by a RIC for any tax year may not exceed the amount of the aggregate qualifying dividends received by the RIC, unless that aggregate is at least 95% of the RIC gross income (as specially computed), in which case the entire dividend qualifies. Obviously, money market and bond mutual fund distributions will generally not qualify.

         The lower tax rates are not available for dividends to the extent that the taxpayer is obligated to make related payments with respect to positions in substantially similar or related property (e.g., payments in lieu of dividends under a short sale). The capital gain rates also do not apply to (1) dividends received from an organization that was exempt from tax under Section 501 or was a tax-exempt farmers' cooperative in either the tax year of the distribution or the preceding tax year; (2) dividends received from a mutual savings bank that received a deduction under Section 591; or (3) deductible dividends paid on employer securities (i.e., under Section 404(k)).

         Owners whose shares are lent in short sales would not qualify for the lower rate. The lower tax rates would not apply under the law as enacted to "payments in lieu of dividends," which are received by someone whose stock is loaned to a short-seller. Brokerages have commonly lent stock out of margin accounts to short sellers, but may need to accommodate investors who do not want to receive unfavorable dividend treatment because their stock was lent out. Depending on the details of regulations that may be issued later this year, brokerages may decide to limit any such loans after 2003 to securities that are held in accounts owned by tax-indifferent parties, such as pension funds. The legislative history indicates that the Service is to be liberal in waiving penalties for failure to report substitute payments properly for payors who are making good-faith efforts to comply, but cannot reasonably do so given the time needed to update their systems.


REDUCTION OF TAX RATE ON CAPITAL GAINS
         Under JGTRRA, the top individual rate on adjusted net capital gain, which was generally 20% (10% for taxpayers in the 10% and 15% brackets), is reduced to 15% (5% for taxpayers with income in the lower brackets). These lower rates apply to both the regular tax and the alternative minimum tax. The lower rates apply to assets held more than one year. For taxpayers with income in the lower brackets, the 5% rate is reduced to 0% for 2008.


         The tax rate on short-term capital gains is unchanged, and they will continue to be taxed at the ordinary income rate. The capital gains changes apply to sales and exchanges (and installment payments received) on or after May 6, 2003, but not with respect to tax years beginning after December 31, 2008.

         The special tax rates for gains on assets held for more than five years (8% for taxpayers with income in the 10% and 15% brackets; 18% for other taxpayers with respect to assets purchased after 2000) have been repealed.


BACK-UP WITHHOLDING CHANGES
         Prior to the passage of JGTRRA the backup withholding rate for shareholders that did not provide taxpayer identification numbers was 30%. This rate has been reduced to 28%, retroactive to January 1, 2003.


         See also Other Tax Requirements under Accounting and Tax Issues in this Part B.

[INVESTMENT MANAGEMENT AGREEMENT AND SUB-ADVISORY AGREEMENTS

         Delaware Management Company ("DMC" or the "Manager"), located at 2005 Market Street, Philadelphia, PA 19103-7094, furnishes investment management services to each Fund subject to the supervision and direction of Global Funds' Board of Trustees.

         Investment Partners Limited ("Mondrian" or the "Sub-advisor"), located at Third Floor, 80 Cheapside, London, England EC2V 6EE, furnishes investment management services to each Fund subject to the supervision and direction of Global Funds' Board of Trustees.

         On December 31, 2004, the Manager and its affiliates within Delaware Investments were managing in the aggregate in excess of $___ billion in assets in various institutional or separately managed, investment company, and insurance accounts.

         The Investment Management Agreement for each Fund is dated November 23, 1999 and was approved by the initial shareholder on that date. The Agreement has an initial term of two years and may be further renewed after its initial term only so long as such renewal and continuance are specifically approved at least annually by the Board of Trustees or by vote of a majority of the outstanding voting securities of the Funds, and only if the terms of the renewal thereof have been approved by the vote of a majority of the trustees of Global Funds who are not parties thereto or interested persons of any such party, cast in person at a meeting called for the purpose of voting on such approval. The Agreement is terminable without penalty on 60 days' notice by the trustees of Global Funds or by the Manager. The Agreement will terminate automatically in the event of its assignment.


         The compensation payable by each Fund to Mondrian for investment management services is equal to as follows:

        ---------------------------------------------- -------------------------------------------
        FUND                                                MANAGEMENT FEE SCHEDULE
                                                              (AS A PERCENTAGE OF
                                                               DAILY NET ASSETS)
                                                                  ANNUAL RATE
        ---------------------------------------------- -------------------------------------------
        Delaware International Value Equity Fund       0.85% on the first $500 million;
                                                       0.80% on the next $500 million;
                                                       0.75% on the next $1.5 billion; and
                                                       0.70% on assets in excess of $2.5 billion.
        ---------------------------------------------- -------------------------------------------
        Delaware Emerging Markets Fund                 1.25% on the first $500 million;
                                                       1.20% on the next $500 million;
                                                       1.15% on the next $1.5 billion; and
                                                       1.10% on assets in excess of $2.5 billion.
        ---------------------------------------------- -------------------------------------------
        Delaware International Small Cap Value Fund    1.25% on the first $500 million;
                                                       1.20% on the next $500 million;
                                                       1.15% on the next $1.5 billion; and
                                                       1.10% on assets in excess of $2.5 billion.
        ---------------------------------------------- -------------------------------------------

         On November 30, 2004, the total net assets of the following Funds were:

        ---------------------------------------------- ------------------
        Delaware International Value Equity Fund             $__________
        ---------------------------------------------- ------------------
        Delaware Emerging Markets Fund                       $__________
        ---------------------------------------------- ------------------
        Delaware International Small Cap Value Fund          $__________
        ---------------------------------------------- ------------------

         Mondrian has contracted to waive that portion, if any, of the annual management fees payable by a Fund and to pay a Fund's expenses to the extent necessary to ensure that the Total Operating Expenses for a Fund do not exceed the following percentages of average daily net assets (exclusive of applicable 12b-1 payments, taxes, interest, brokerage commissions and extraordinary expenses) through January 31, 2005.

        ---------------------------------------------- ------------------
        Delaware Emerging Markets Fund(1)                         _____%
        ---------------------------------------------- ------------------
        Delaware International Small Cap Value Fund(1)            _____%
        ---------------------------------------------- ------------------


(1) This expense cap has been in place from the commencement of the Fund's operations.

         For Delaware International Value Equity Fund, Mondrian elected voluntarily to waive that portion, if any, of the annual management fees payable by Delaware International Value Equity Fund and to reimburse the Fund's expenses to the extent necessary to ensure that the Total Operating Expenses (exclusive of applicable 12b-1 plan expenses, taxes, interest, brokerage commissions, extraordinary expenses) did not exceed 0.95% from the commencement of operations through May 31, 1994. Such commitment from June 1, 1994 through November 30, 1994 was 1.50% of average daily net assets and from December 1, 1995 through November 30, 1998 was 1.55% of average daily net assets. There is no longer a waiver in place for this Fund.


         The expense waivers and/or payments will be reevaluated by the Manager periodically.

         Investment management fees incurred for the last three fiscal years with respect to each Fund were as follows:


        ----------------------------------------------- ---------------------- ---------------------- -----------------------
        FUND                                            NOVEMBER 30, 2004      NOVEMBER 30, 2003      NOVEMBER 30, 2002

        ----------------------------------------------- ---------------------- ---------------------- -----------------------
        Delaware International Value Equity Fund        $__________ earned     $__________ earned     $__________ earned
                                                        $__________ paid       $__________ paid       $__________ paid
                                                        $__________ waived     $__________ waived     $__________ waived
        ----------------------------------------------- ---------------------- ---------------------- -----------------------
        Delaware Emerging Markets Fund                  $__________ earned     $__________ earned     $__________ earned
                                                        $__________ paid       $__________ paid       $__________ paid
                                                        $__________ waived     $__________ waived     $__________ waived
        ----------------------------------------------- ---------------------- ---------------------- -----------------------
        Delaware International Small Cap Value Fund     $__________ earned     $__________ earned     $__________ earned
                                                        $__________ paid       $__________ paid       $__________ paid
                                                        $__________ waived     $__________ waived     $__________ waived
        ----------------------------------------------- ---------------------- ---------------------- -----------------------

         Mondrian is controlled and indirectly, wholly owned by Delaware Management Holdings, Inc.]

         Except for those expenses borne by the Manager under the Investment Management Agreements and the Distributor under the Distribution Agreements, each Fund is responsible for all of its own expenses. Among others, these include each Fund's proportionate share of rent and certain other administrative expenses; the investment management fees; transfer and dividend disbursing agent fees and costs; custodian expenses; federal and state securities registration fees; proxy costs; and the costs of preparing prospectuses and reports sent to shareholders.


         The Funds have formally delegated to its investment adviser, Mondrian Investment Partners Limited (the "Adviser"), the ability to make all proxy voting decisions in relation to portfolio securities held by the Fund. If and when proxies need to be voted on behalf of the Funds, the Adviser will vote such proxies pursuant to its Proxy Voting Policies and Procedures (the "Procedures"). The Adviser has established a Proxy Voting Committee (the "Committee"), which is responsible for overseeing the Adviser's proxy voting process for the Funds. One of the main responsibilities of the Committee is to review and approve the Procedures to ensure that the Procedures are designed to allow the Adviser to vote proxies in a manner consistent with the goal of voting in the best interests of the Funds.


         In order to facilitate the actual process of voting proxies, the Adviser has contracted with Institutional Shareholder Services ("ISS") to analyze proxy statements on behalf of the Funds and other Adviser clients and vote proxies generally in accordance with the Procedures. The Committee is responsible for overseeing ISS's proxy voting activities. If a proxy has been voted for the Funds, ISS will create a record of the vote. Beginning no later than August 31, 2004, information (if any) regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge (i) through the Funds' website at http://www.delawareinvestments.com; and (ii) on the Commission's website at http://www.sec.gov.

         The Procedures contain a general guideline that recommendations of company management on an issue (particularly routine issues) should be given a fair amount of weight in determining how proxy issues should be voted. However, the Adviser will normally vote against management's position when it runs counter to its specific Proxy Voting Guidelines (the "Guidelines"), and the Adviser will also vote against management's recommendation when it believes that such position is not in the best interests of the Funds.

         [As stated above, the Procedures also list specific Guidelines on how to vote proxies on behalf of the Funds. Some examples of the Guidelines are as follows: (i) generally abstain if a company changes its auditor and fails to provide shareholders with an explanation for the change; (ii) generally vote re-incorporation proposals on a case-by-case basis; (iii) generally vote for proposals to restructure existing debt arrangements unless the terms of the restructuring would adversely affect the rights of shareholders; (iv) generally vote amendments to the articles of association on a case-by-case basis; (v) generally vote against the creation of a new class of preference shares that would carry superior voting rights to the common shares; (vi) generally vote for share repurchase plans, unless clear evidence of past abuse of the authority is available or the plan contains no safeguards against selective buybacks; and
(vii) votes with respect to management compensation plans are determined on a case-by-case basis.]

         Because the Funds have delegated proxy voting to the Adviser, the Funds are not expected to encounter any conflict of interest issues regarding proxy voting and therefore does not have procedures regarding this matter. However, the Adviser does have a section in its Procedures that addresses the possibility of conflicts of interest. Most proxies which the Adviser receives on behalf of the Funds are voted by ISS in accordance with the Procedures. Because almost all Fund proxies are voted by ISS pursuant to the pre-determined Procedures, it normally will not be necessary for the Adviser to make an actual determination of how to vote a particular proxy, thereby largely eliminating conflicts of interest for the Adviser during the proxy voting process. In the very limited instances where the Adviser is considering voting a proxy contrary to ISS's recommendation, the Committee will first assess the issue to see if there is any possible conflict of interest involving the Adviser or affiliated persons of the Adviser. If a member of the Committee has actual knowledge of a conflict of interest, the Committee will normally use another independent third party to do additional research on the particular proxy issue in order to make a recommendation to the Committee on how to vote the proxy in the best interests of the Funds. The Committee will then review the proxy voting materials and recommendation provided by ISS and the independent third party to determine how to vote the issue in a manner which the Committee believes is consistent with the Procedures and in the best interests of the Funds.

DISTRIBUTION AND SERVICE
         The Distributor, Delaware Distributors, L.P. (which formerly conducted business as Delaware Distributors, Inc.), located at 2005 Market Street, Philadelphia, PA 19103-7094, serves as the national distributor of the shares of each Fund dated as of April 19, 2001.


         The Distributor is an affiliate of the Manager and bears all of the costs of promotion and distribution, except for payments by each Fund on behalf of its respective Class A Shares, Class B Shares, Class C Shares and Class R Shares under the 12b-1 Plan for each class. From February 1, 1998, the Distributor had voluntarily elected to waive 0.05% of the 0.30% 12b-1 Plan expenses otherwise payable by Delaware Emerging Markets Fund Class A Shares through January 31, 2003. Beginning February 1, 2003, the Distributor has contracted to waive 0.05% of the 0.30% 12b-1 Plan expenses otherwise payable by Delaware Emerging Markets Fund Class A Shares and Delaware International Small Cap Value Fund Class A Shares through _______________.

        Lincoln Financial Distributors, Inc. ("LFD"), an affiliate of the Manager, serves as the Funds' financial intermediary wholesaler pursuant to a Second Amended and Restated Financial Intermediary Distribution Agreement with the Distributor dated August 21, 2003. LFD is primarily responsible for promoting the sale of the Fund shares through broker/dealers, financial advisors and other financial intermediaries (collectively, "Financial Intermediaries"). The address of LFD is 2001 Market Street, Philadelphia, PA 19103-7055. The rate of compensation, which is calculated and paid monthly, to LFD for the sales of shares of the retail funds of Delaware Investments Family of Funds (excluding the shares of Delaware VIP Trust series, money market funds and house accounts and shares redeemed within 30 days of purchase) is a non-recurring fee equal to the amount shown below:


---------------------------------------------------------------------------------------- ---------------------------
                                                                                           Basis Points on Sales
---------------------------------------------------------------------------------------- ---------------------------
Retail Mutual Funds (Class A, B and C Shares)                                                      0.50%
---------------------------------------------------------------------------------------- ---------------------------
Merrill Lynch Connect Program                                                                      0.25%
---------------------------------------------------------------------------------------- ---------------------------
Registered Investment Advisors and
H.D. Vest Institutional Classes                                                                    0.45%
---------------------------------------------------------------------------------------- ---------------------------
Citigroup Global Capital Markets, Inc. (formerly Salomon Smith Barney) and
Delaware International Value Equity Fund Class I Shares                                               0%
---------------------------------------------------------------------------------------- ---------------------------

        In addition to the non-recurring fee set forth above, the Distributor pays LFD a fee at the annual rate set forth below of the average daily net assets of Fund shares of the Delaware Investments retail funds outstanding and beneficially owned by shareholders through Financial Intermediaries, including those Fund shares sold before the date of this Agreement.

---------------------------------------------------------------------------------------- ---------------------------
                                                                                           Basis Points on Sales
---------------------------------------------------------------------------------------- ---------------------------
Retail Mutual Funds (including shares of money market funds and house accounts and
shares redeemed within 30 days of purchase)                                                        0.04%
---------------------------------------------------------------------------------------- ---------------------------
Merrill Lynch Connect Program                                                                         0%
---------------------------------------------------------------------------------------- ---------------------------
Registered Investment Advisors and
H.D. Vest Institutional Classes                                                                    0.04%
---------------------------------------------------------------------------------------- ---------------------------
Citigroup Global Capital Markets, Inc. (formerly Salomon Smith Barney) and
Delaware International Value Equity Fund Class I Shares                                            0.04%
---------------------------------------------------------------------------------------- ---------------------------

        The fees associated with LFD's services to the Funds are borne exclusively by the Distributor and not by the Funds.

         The Transfer Agent, Delaware Service Company, Inc., another affiliate of the Manager located at 2005 Market Street, Philadelphia, PA 19103-7094, serves as the shareholder servicing, dividend disbursing and transfer agent for each Fund under an agreement dated April 19, 2001. The Transfer Agent provides accounting services to the Funds pursuant to the terms of a separate Fund Accounting Agreement. The Transfer Agent is also an indirect, wholly owned subsidiary of Delaware Management Holdings, Inc.

         The Funds have authorized one or more brokers to accept on its behalf purchase and redemption orders in addition to the Transfer Agent. Such brokers are authorized to designate other intermediaries to accept purchase and redemption orders on the behalf of the Funds. For purposes of pricing, the Funds will be deemed to have received a purchase or redemption order when an authorized broker or, if applicable, a broker's authorized designee, accepts the order.


OFFICERS AND TRUSTEES

         The business and affairs of Global Funds are managed under the direction of its Board of Trustees.


         Certain officers and trustees of Global Funds hold identical positions in each of the other funds in the Delaware Investments family. [As of February ___, 2005, the officers and trustees of Global Funds, as a group, owned less than ___% of the outstanding shares of Class A Shares, Class B Shares, Class C Shares and Institutional Class Shares of the Delaware Emerging Markets Fund and Delaware International Small Cap Value Fund. As of the same date, the officers and trustees of Global Funds, as a group, owned ___% of the outstanding shares of Delaware International Value Equity Fund's Class A Shares and less than ___% of the Fund's Class B Shares, Class C Shares and Institutional Class Shares.]

         As of February ___, 2005, management believes the following accounts held 5% or more of a Class of shares of a Fund:

------------------------------------------ --------------------------------------------------- --------------- ------------
CLASS                                      NAME AND ADDRESS OF ACCOUNT                           SHARE AMOUNT   PERCENTAGE
-----                                      ---------------------------                           ------------   ----------
------------------------------------------ --------------------------------------------------- --------------- ------------
Delaware International Value Equity Fund   Prudential Securities, Inc.
Class A                                    Special Custody Account for the Exclusive Benefit
                                           of its Customers - PC
                                           Attn: Mutual Funds
                                           1 New York Plaza
                                           New York, NY 10004-1901
------------------------------------------ --------------------------------------------------- --------------- ------------
Delaware International Value Equity Fund   MLPF&S for the Sole Benefit of its Customers
Class B                                    Attn: Fund Administration
                                           4800 Deer Lake Drive East, 2nd Fl.
                                           Jacksonville, FL 32246-6484
------------------------------------------ --------------------------------------------------- --------------- ------------
Delaware International Value Equity Fund   MLPF&S for the Sole Benefit of its Customers
Class C                                    Attn: Fund Administration
                                           4800 Deer Lake Drive East, 2nd Fl.
                                           Jacksonville, FL 32246-6484
------------------------------------------ --------------------------------------------------- --------------- ------------
Delaware International Value Equity Fund   MLPF&S for the Sole Benefit of its Customers
Class R                                    Attn: Fund Administration
                                           4800 Deer Lake Drive East, 2nd Fl.
                                           Jacksonville, FL 32246-6484
------------------------------------------ --------------------------------------------------- --------------- ------------
                                           MCB Trust Services Custodian FBO
                                           Carlisle Cardiology
                                           700 17th St., Suite 300
                                           Denver, CO 80202-3531
------------------------------------------ --------------------------------------------------- --------------- ------------
Delaware International Value Equity Fund   Norwest Bank Colorado NA TTEE
Institutional Class                        County of Los Angeles Def. Comp. and Thrift Plan
                                           c/o Great West Life & Annuity
                                           8515 E. Orchard Rd. #2T2
                                           Englewood, CO 80111-5037
------------------------------------------ --------------------------------------------------- --------------- ------------
                                           Citigroup Global Markets Inc.
                                           333 W. 34th St., Fl. 3
                                           New York, NY 10001-2402
------------------------------------------ --------------------------------------------------- --------------- ------------
Delaware Emerging Markets Fund             Pershing LLC
Class A                                    P.O. Box 2052
                                           Jersey City, NJ 07303-2052
------------------------------------------ --------------------------------------------------- --------------- ------------
                                           Charles Schwab & Co. Inc.
                                           Special Custody Account for the Exclusive Benefit
                                           of its Customers
                                           Attn: Mutual Funds
                                           101 Montgomery Street
                                           San Francisco, CA 94104-4122
------------------------------------------ --------------------------------------------------- --------------- ------------
Delaware Emerging Markets Fund             MLPF&S for the Sole Benefit of its Customers
Class B                                    Attn: Fund Administration
                                           4800 Deer Lake Drive East, 2nd Fl.
                                           Jacksonville, FL 32246-6484
------------------------------------------ --------------------------------------------------- --------------- ------------
Delaware Emerging Markets Fund             MLPF&S for the Sole Benefit of its Customers
Class C                                    Attn: Fund Administration
                                           4800 Deer Lake Drive East, 2nd Fl.
                                           Jacksonville, FL 32246-6484
------------------------------------------ --------------------------------------------------- --------------- ------------


                                                                              63


------------------------------------------ --------------------------------------------------- --------------- ------------
CLASS                                      NAME AND ADDRESS OF ACCOUNT                           SHARE AMOUNT   PERCENTAGE
-----                                      ---------------------------                           ------------   ----------
------------------------------------------ --------------------------------------------------- --------------- ------------
------------------------------------------ --------------------------------------------------- --------------- ------------
Delaware Emerging Markets Fund             RS DMC Employee Profit Sharing Plan
Institutional Class                        Delaware Management Company
                                           Employment Profit Sharing Trust
                                           c/o Rick Seidel
                                           1818 Market Street
                                           Philadelphia, PA 19103-3638
------------------------------------------ --------------------------------------------------- --------------- ------------
                                           Chase Manhattan C/F
                                           Delaware Group Foundation Fund Growth Portfolio
                                           Attn: Marisol Gordan - Global Investor Services
                                           3 Metrotech Center, 8th Floor
                                           Brooklyn, NY 11201-3800
------------------------------------------ --------------------------------------------------- --------------- ------------
                                           Chase Manhattan C/F
                                           Delaware Group Foundation Fund Growth Portfolio
                                           Attn: Marisol Gordan - Global Investor Services
                                           3 Metrotech Center, 8th Floor
                                           Brooklyn, NY 11201-3800
------------------------------------------ --------------------------------------------------- --------------- ------------
                                           Earl W. Powell TTEE FBO
                                           Earl W. Powell Declaration of Trust
                                           DTD 11/14/2003
                                           2665 S. Bayshore Dr., Suite 800
                                           Miami, FL  33133-5448
------------------------------------------ --------------------------------------------------- --------------- ------------
Delaware International Small Cap Value     Pershing LLC
Fund Class A                               P.O. Box 2052
                                           Jersey City, NJ 07303-2052
------------------------------------------ --------------------------------------------------- --------------- ------------
Delaware International Small Cap Value     Morgan Stanley & Co. FBO
Fund Class C                               Thomas Longfellow
                                           S. Longfellow / R. Longfellow TIC
                                           1010 Overlook Rd. Saint Paul, MN
                                           55118-3651
------------------------------------------ --------------------------------------------------- --------------- ------------
                                           MLPF&S for the Sole Benefit of its Customers
                                           Attn: Fund Administration
                                           4800 Deer Lake Drive East, 2nd Floor
                                           Jacksonville, FL 32246-6484
------------------------------------------ --------------------------------------------------- --------------- ------------
                                           Fahnestock & Co. Inc. FBO
                                           Gordan R. Lang TTEE
                                           Gordan R. Lang Rev. Trust
                                           450 E. Ohio St.
                                           Chicago, IL 60611-3317
------------------------------------------ --------------------------------------------------- --------------- ------------
                                           Fahnestock & Co. Inc. FBO
                                           Oppenheimer & Co. Inc. Cust.
                                           11 Captains Way
                                           Exeter, NH 03833-4563
------------------------------------------ --------------------------------------------------- --------------- ------------


         DMH Corp., Delaware Investments U.S., Inc., Delaware General Management, Inc. Delaware Management Company, Inc., Delaware Service Company, Inc., Delaware Distributors, Inc., Delaware Management Trust Company, Delaware Management Business Trust, Delaware Investment Advisers (a series of Delaware Management Business Trust), Delaware Management Company (a series of Delaware Management Business Trust), Delaware Capital Management (a series of Delaware Management Business Trust), Delaware Distributors, L.P., Retirement Financial Services, Inc. and LNC Administrative Services, Inc. are direct or indirect, wholly owned subsidiaries of Delaware Management Holdings, Inc. ("DMH"). DMH is an indirect, wholly owned subsidiary, and is subject to the ultimate control, of Lincoln National Corporation. Lincoln National Corporation, with headquarters in Philadelphia, Pennsylvania, is a diversified organization with operations in many aspects of the financial services industry, including insurance and investment management. Delaware Investments is the marketing name for DMH and its subsidiaries.


         Certain Trustees and officers of Global Funds hold identical positions in each of the other funds in the Delaware Investments family. Trustees and principal officers of Global Funds are noted below along with their ages and their business experience for the past five years. Unless otherwise noted, the address of each officer and trustee is 2005 Market Street, Philadelphia, PA 19103-7094.

        [Trustees and principal officers of Global Funds are noted below along with their ages and their business experience for the past five years.

                                                                                                   NUMBER OF
                                                                                              PORTFOLIOS IN FUND        OTHER
                          POSITION(S) HELD                                                     COMPLEX OVERSEEN     DIRECTORSHIPS
NAME, ADDRESS              WITH THE GLOBAL                           PRINCIPAL OCCUPATION(S)    BY TRUSTEE OR      HELD BY TRUSTEE
AND BIRTHDATE                  FUNDS          LENGTH OF TIME SERVED    DURING PAST 5 YEARS        OFFICER            OR OFFICER
-----------------------  -----------------   ---------------------   ----------------------   ------------------ -----------------
INTERESTED TRUSTEES
JUDE T. DRISCOLL(2)         Chairman and      3 Years - Executive     Since August 2000, Mr.         83               None
2005 Market Street            Trustee(4)            Officer           Driscoll has served in
Philadelphia, PA 19103                                                  various executive
                                                 Trustee since       capacities at different
March 10, 1963                                   May 15, 2003           times at Delaware
                                                                           Investments(1)

                                                                    Senior Vice President and
                                                                     Director of Fixed-Income
                                                                    Process - Conseco Capital
                                                                            Management
                                                                    (June 1998 - August 2000)

                                                                       Managing Director -
                                                                       NationsBanc Capital
                                                                             Markets
                                                                      (February 1996 - June
                                                                              1998)

INDEPENDENT TRUSTEES
WALTER P. BABICH              Trustee              15 Years          Board Chairman - Citadel        101              None
2005 Market Street                                                   Construction Corporation
Philadelphia, PA 19103                                                   (1989 - Present)

October 1, 1927

JOHN H. DURHAM                Trustee              24 Years(3)         Private Investor              101            Trustee -
2005 Market Street                                                                                              Abington Memorial
Philadelphia, PA 19103                                                                                              Hospital

August 7, 1937                                                                                                President/Director -
                                                                                                                22 WR Corporation
JOHN A. FRY                   Trustee(4)            2 Year            President - Franklin &         83               None
2005 Market Street                                                       Marshall College
Philadelphia, PA 19103                                                (June 2002 - Present)

May 28, 1960                                                         Executive Vice President
                                                                         - University of
                                                                           Pennsylvania
                                                                     (April 1995 - June 2002)

ANTHONY D. KNERR              Trustee              10 Years         Founder/Managing Director        101              None
2005 Market Street                                                      - Anthony Knerr &
Philadelphia, PA 19103                                                Associates (Strategic
                                                                           Consulting)
December 7, 1938                                                         (1990 - Present)

ANN R. LEVEN                  Trustee             14 Years           Treasurer/Chief Fiscal         101            Director -
2005 Market Street                                                 Officer - National Gallery                     Andy Warhol
Philadelphia, PA 19103                                                       of Art                                Foundation
                                                                          (1994 - 1999)
November 1, 1940                                                                                                   Director -
                                                                                                                 Systemax Inc.



                                                                                                 NUMBER OF
                                                                                               PORTFOLIOS IN            OTHER
                           POSITION(S) HELD                                                    FUND COMPLEX         DIRECTORSHIPS
NAME, ADDRESS AND          WITH THE GLOBAL       LENGTH OF         PRINCIPAL OCCUPATION(S)       OVERSEEN BY       HELD BY TRUSTEE
BIRTHDATE                       FUNDS           TIME SERVED          DURING PAST 5 YEARS      TRUSTEE OR OFFICER     OR OFFICER
----------------------    ------------------    -----------       -----------------------    -------------------   ---------------
INDEPENDENT TRUSTEES
(continued)
THOMAS F. MADISON             Trustee              9 Years         President/Chief Executive          101           Director -
2005 Market Street                                                  Officer - MLM Partners,                     CenterPoint Energy
Philadelphia, PA 19103                                                Inc. (Small Business
                                                                   Investing and Consulting)                        Director -
February 25, 1936                                                   (January 1993 - Present)                    Digital River Inc.

                                                                                                                    Director -
                                                                                                                Rimage Corporation

                                                                                                                    Director -
                                                                                                                Valmont Industries
                                                                                                                       Inc.

JANET L. YEOMANS              Trustee              4 Years          Vice President/Mergers &          101              None
2005 Market Street                                                       Acquisitions -
Philadelphia, PA 19103                                                   3M Corporation
                                                                    (January 2003 - Present)
July 31, 1948

                                                                      Ms. Yeomans has held
                                                                       various management
                                                                        positions at 3M
                                                                    Corporation since 1983.

OFFICERS
JOSEPH H. HASTINGS        Executive Vice       Executive Vice       Mr. Hastings has served           101              None
2005 Market Street         President and     President and Chief      in various executive
Philadelphia, PA 19103    Chief Financial     Financial Officer     capacities at different
                              Officer       since August 21, 2003      times at Delaware
December 19, 1949                                                         Investments

RICHELLE S. MAESTRO          Senior Vice      Chief Legal Officer   Ms. Maestro has served in         101              None
2005 Market Street        President, Chief   since March 17, 2003       various executive
Philadelphia, PA 19103      Legal Officer                            capacities at different
                            and Secretary                               times at Delaware
November 26, 1957                                                          Investments

MICHAEL P. BISHOF            Senior Vice            7 Years          Mr. Bishof has served in         101              None
2005 Market Street          President and                               various executive
Philadelphia, PA 19103        Treasurer                              capacities at different
                                                                        times at Delaware
August 18, 1962                                                            Investments



(1) Delaware Investments is the marketing name for Delaware Management Holdings, Inc. and its subsidiaries, including the Registrant's investment advisor, principal underwriter and its transfer agent.
(2) Mr. Driscoll is considered to be an "Interested Trustee" because he is an executive officer of the Fund's manager and distributor.
(3)   Mr. Durham served as a Director Emeritus from 1995 through 1998.
(4) Mr. Driscoll and Mr. Fry are not Trustees of the portfolios of Voyageur Insured Funds, Voyageur Intermediate Tax Free Funds, Voyageur Investment Trust, Voyageur Mutual Funds, Voyageur Mutual Funds II, Voyageur Mutual Funds III and Voyageur Tax Free Funds.

Following is additional information regarding investment professionals affiliated with the Global Funds.

-----------------------------------------------------------------------------------------------------------------------------------
                                     POSITION(S) HELD WITH THE                                PRINCIPAL OCCUPATION(S) DURING PAST
NAME, ADDRESS AND BIRTHDATE                GLOBAL FUNDS             LENGTH OF TIME SERVED                   5 YEARS
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
CLIVE A. GILLMORE                 Deputy Managing Director/Senior         13 Years              During the past five years, Mr.
80 Cheapside                       Portfolio Manager - Mondrian                                 Gillmore has served in various
Third Floor                         Investment Partners Limited                                capacities at different times at
London, England EC2V 6EE                                                                     Mondrian Investment Partners Limited

January 14, 1960

-----------------------------------------------------------------------------------------------------------------------------------
NIGEL G. MAY                         Director/Senior Portfolio            12 Years            During the past five years, Mr. May
80 Cheapside                    Manager/Regional Research Director                            has served in various capacities at
Third Floor                       - Mondrian Investment Partners                                  different times at Mondrian
London, England EC2V 6EE                      Limited                                             Investment Partners Limited

September 23, 1962

-----------------------------------------------------------------------------------------------------------------------------------
ROBERT AKESTER                      Senior Portfolio Manager -             7 Years              During the past five years, Mr.
80 Cheapside                       Mondrian Investment Partners                                  Akester has served in various
Third Floor                                   Limited                                          capacities at different times at
London, England EC2V 6EE                                                                     Mondrian Investment Partners Limited

April 25, 1948

-----------------------------------------------------------------------------------------------------------------------------------
EMMA R.E. LEWIS                     Senior Portfolio Manager -             8 Years              During the past five years, Ms.
80 Cheapside                       Mondrian Investment Partners                                   Lewis has served in various
Third Floor                                   Limited                                          capacities at different times at
London, England EC2V 6EE                                                                     Mondrian Investment Partners Limited

January 23, 1969

-----------------------------------------------------------------------------------------------------------------------------------
ORMALA KRISHNAN                    Portfolio Manager - Mondrian            3 Years              During the past five years, Ms.
80 Cheapside                        Investment Partners Limited                                 Krishnan has served in various
Third Floor                                                                                    capacities at different times at
London, England EC2V 6EE                                                                     Mondrian Investment Partners Limited

September 3, 1969

-----------------------------------------------------------------------------------------------------------------------------------


         The following table shows each Trustee's ownership of shares of the Global Funds and of all Delaware Investments funds as of December 31, 2004.


------------------------------------------- ----------------------------------------- -----------------------------------------
                                                                                          AGGREGATE DOLLAR RANGE OF EQUITY
                                                                                      SECURITIES IN ALL REGISTERED INVESTMENT
                                              DOLLAR RANGE OF EQUITY SECURITIES IN    COMPANIES OVERSEEN BY TRUSTEE IN FAMILY
NAME                                                    THE GLOBAL FUNDS                      OF INVESTMENT COMPANIES
------------------------------------------- ----------------------------------------- -----------------------------------------
Jude T. Driscoll
------------------------------------------- ----------------------------------------- -----------------------------------------
Walter A. Babich
------------------------------------------- ----------------------------------------- -----------------------------------------
John H. Durham
------------------------------------------- ----------------------------------------- -----------------------------------------
John A. Fry
------------------------------------------- ----------------------------------------- -----------------------------------------
Anthony D. Knerr
------------------------------------------- ----------------------------------------- -----------------------------------------
Ann R. Leven
------------------------------------------- ----------------------------------------- -----------------------------------------
Thomas F. Madison
------------------------------------------- ----------------------------------------- -----------------------------------------
Janet L. Yeomans
------------------------------------------- ----------------------------------------- -----------------------------------------

         The following is a compensation table listing for each trustee entitled to receive compensation, the aggregate compensation received from Global Funds and the total compensation received from all investment companies in the Delaware Investments family for which he or she serves as a trustee or director for the fiscal year ended November 30, 2004 and an estimate of annual benefits to be received upon retirement under the Delaware Investments Retirement Plan for Trustees/Directors as of November 30, 2004. Only the independent trustees of the Global Funds receive compensation from the Fund.

--------------------------------- -------------------- --------------------- --------------------- ----------------------------
                                                       PENSION RETIREMENT
                                       AGGREGATE       BENEFITS ACCRUED AS     ESTIMATED ANNUAL       TOTAL COMPENSATION FROM
                                   COMPENSATION FROM    PART OF THE GLOBAL      BENEFITS UPON          DELAWARE INVESTMENTS
     NAME                          THE GLOBAL FUNDS       FUNDS EXPENSES         RETIREMENT(1)        INVESTMENT COMPANIES(2)
--------------------------------- -------------------- --------------------- --------------------- ----------------------------
Walter B. Babich                        $_____                $_____                $_____                   $_____
--------------------------------- -------------------- --------------------- --------------------- ----------------------------
John H. Durham                          $_____                $_____                $_____                   $_____
--------------------------------- -------------------- --------------------- --------------------- ----------------------------
John A. Fry                             $_____                $_____                $_____                   $_____
--------------------------------- -------------------- --------------------- --------------------- ----------------------------
Anthony D. Knerr                        $_____                $_____                $_____                   $_____
--------------------------------- -------------------- --------------------- --------------------- ----------------------------
Ann R. Leven                            $_____                $_____                $_____                   $_____
--------------------------------- -------------------- --------------------- --------------------- ----------------------------
Thomas F. Madison                       $_____                $_____                $_____                   $_____
--------------------------------- -------------------- --------------------- --------------------- ----------------------------
Janet L. Yeomans                        $_____                $_____                $_____                   $_____
--------------------------------- -------------------- --------------------- --------------------- ----------------------------


(1) Under the terms of the Delaware Group Retirement Plan for Trustees/Directors, each disinterested Trustee/Director who, at the time of his or her retirement from the Board, has attained the age of 70 and served on the Board for at least five continuous years, is entitled to receive payments from each investment company in the Delaware Investments family for which he or she serves as a Trustee/Director for a period equal to the lesser of the number of years that such person served as a Trustee/Director or the remainder of such person's life. The amount of such payments will be equal, on an annual basis, to the amount of the annual retainer that is paid to Trustees/Directors of each investment company at the time of such person's retirement. If an eligible trustee/director retired as of November 30, 2003, he or she would be entitled to annual payments totaling the amounts noted above, in the aggregate, from all of the investment companies in the Delaware Investments family for which he or she serves as trustee or director based on the number of investment companies in the Delaware Investments family as of that date.
 (2) Each independent Trustee/Director (other than John A. Fry) currently receives a total annual retainer fee of $61,000 for serving as a Trustee/Director for all 32 investment companies in Delaware Investments, plus $3,145 per day for each Board Meeting attended. John
         A. Fry receives a total annual retainer fee of $45,750 for serving as a Trustee/Director for 24 investment companies in Delaware Investments, plus $2,358 per day for each Board Meeting attended. Members of the audit committee receive additional compensation of $2,000 from all investment companies, in the aggregate, with the exception of the chairperson, who receives an annual retainer of $5,000, plus $2,000 for each meeting. In addition, the chairperson of the nominating committee receives an annual retainer of $1,000. The Coordinating Trustee/Director of the Delaware Investments funds receives an additional retainer of $10,000, in the aggregate from all investment companies.]

         The Board of Trustees has the following committees:


         Audit Committee: This committee monitors accounting and financial reporting policies and practices, and internal controls for the Delaware Investments funds. It also oversees the quality and objectivity of the Delaware Investments funds' financial statements and the independent audit thereof, and acts as a liaison between the Delaware Investments funds' independent auditors and the full Board of Trustees. The Audit Committee of the Funds consists of the following three independent Trustees appointed by the Board: Ann R. Leven, Chairperson; Thomas F. Madison; and Jan L. Yeomans. The Audit Committee held _____ meetings during the Fund's last fiscal year.

         Nominating Committee: This committee recommends Board members, fills vacancies and considers the qualifications of Board members. The committee also monitors the performance of counsel for independent trustees. The Nominating Committee will consider selections for Board of Directors nominations from shareholders. The Nominating Committee of the Funds currently consists of the following three Trustees/Directors appointed by the Board: Anthony D. Knerr, Chairperson; John H. Durham and John A. Fry, all of whom are independent. The Nominating Committee held _____ meeting during the Funds' last fiscal year.

GENERAL INFORMATION

         Global Funds is an open-end management investment company. Global Funds was organized as a Maryland corporation on May 30, 1991 and reorganized as a Delaware business trust on November 23, 1999.

         [The Manager is the investment manager of the Fund. The Manager also provides investment management services to certain of the other funds available from the Delaware Investments family. The Manager, through a separate division, also manages private investment accounts. While investment decisions of the Fund are made independently from those of the other funds from those of the other funds and accounts, investment decisions for such other funds and accounts may be made at the same time as investment decisions of the Fund.

         The Fund's Board of Trustees is responsible for overseeing the performance of the Funds' investment advisor and determining whether to approve and/or renew the Funds' investment management agreements. When the Board considers whether to renew an investment management agreement, it considers various factors that include:

         The nature, extent and quality of the services provided by the investment Advisor.

         The investment performance of the Fund's assets managed by the investment Advisor.

         The fair market value of the services provided by the investment
Advisor.

         Comparative analysis of expense ratios of, and advisory fees paid by, similar Funds.

         The extent to which the investment Advisor has realized or will realize economies of scale as the Fund grows.

         Other benefits accruing to the investment Advisor or its affiliates from its relationship with the Fund.

         The investment Advisor's management of the operating expenses of the Funds, such as transaction costs, including how portfolio transactions for the Funds are conducted and brokers are chosen.

         In reviewing the investment management agreements for the Funds, the Board of Trustees considered each Fund's performance relative to its peers and benchmark, the investment process and controls used in managing the Fund, the Fund's fees and expenses relative to its peers, the experience and qualifications of personnel responsible for managing each Fund and quality of other services provided to the Funds in addition to investment advice.

          The Board met in executive session to approve the investment management agreements, and was advised by outside counsel as to the adequacy of the materials provided. The Board was supportive of the changes made by the Manager, and felt that management had been responsive to the concerns expressed by the Board during the previous year. The Board considered that the Manager recently instituted a number of changes to the Delaware Investments investment process designed to bolster the services provided to the Funds. Such improvements included refinements to the usage of competitive peer group portfolio information and qualitative tools in the investment decision-making process, especially in the area of monitoring risk and volatility. The Board also considered that the Manager recently instituted a number of changes necessary to operate in this heightened regulatory environment, most recently responding to new requirements imposed by Rule 35d-1, Regulation S-P, changes in the corporate governance rules and the Sarbanes-Oxley Act. The Board found that overall the Funds' fees to be in line with fees charged to comparable funds in the industry and noted, where relevant, that the investment Advisor had implemented fee waivers to reduce the fees of certain Funds.

         The Board also reviewed the quality of services performed by the investment Advisor's affiliates on behalf of the Funds, including fund accounting, transfer agent, administrative, and shareholder services. The Board also considered the prestigious DALBAR service awards received by the investment Advisor's affiliate for the quality of service it provided to the Funds' investors.

         Mondrian, the investment manager to the Fund, also provides investment management services to certain of the other funds in the Delaware Investments family. An affiliate of the Manager also manages private investment accounts. While investment decisions of the Funds are made independently from those of the other funds and accounts, investment decisions for such other funds and accounts may be made at the same time as investment decisions for the Funds.

         Mondrian manages several of the investment options for Delaware-Lincoln ChoicePlus and Delaware Medallion(SM) III Variable Annuities. ChoicePlus is issued and distributed by Lincoln National Life Insurance Company. ChoicePlus offers a variety of different investment styles managed by leading money managers. Medallion is issued by Allmerica Financial Life Insurance and Annuity Company (First Allmerica Financial Life Insurance Company in New York and Hawaii). Delaware Medallion offers various investment series ranging from domestic equity funds, international equity and bond funds and domestic fixed income funds. Each investment series available through ChoicePlus and Medallion utilizes an investment strategy and discipline the same as or similar to one of the Delaware Investments mutual funds available outside the annuity although actual performance will differ due to such factors as different expense levels, asset size and timing of purchases and redemptions. See Delaware VIP Trust in Appendix B.

         Access persons and advisory persons of the Delaware Investments family of funds, as those terms are defined in SEC Rule 17j-1 under the 1940 Act, who provide services to Delaware Management, Mondrian or their affiliates, are permitted to engage in personal securities transactions subject to the exceptions set forth in Rule 17j-1 and the following general restrictions and procedures: (1) certain blackout periods apply to personal securities transactions of those persons; (2) transactions must receive advance clearance and must be completed on the same day as the clearance is received; (3) certain persons are prohibited from investing in initial public offerings of securities and other restrictions apply to investments in private placements of securities;
(4) opening positions by certain covered persons in certain securities may only be closed-out at a profit after a 60-day holding period has elapsed; and (5) the Compliance Officer must be informed periodically of all securities transactions and duplicate copies of brokerage confirmations and account statements must be supplied to the Compliance Officer.]

         The Distributor acts as national distributor for each of the Funds and for the other mutual funds in the Delaware Investments family. The Distributor ("DDLP") received net commissions from each Fund on behalf of Class A Shares, after allowances to dealers, as follows:

--------------------------------------------------------------------------
                DELAWARE INTERNATIONAL VALUE EQUITY FUND
                             CLASS A SHARES
--------------------------------------------------------------------------
                         TOTAL
FISCAL                 AMOUNT OF          AMOUNTS              NET
YEAR                 UNDERWRITING        REALLOWED         COMMISSION
ENDED                 COMMISSIONS        TO DEALERS        TO DDLP/DDI
------------------ ------------------ ----------------- ------------------
11/30/04               $_______          $_______           $_______
------------------ ------------------ ----------------- ------------------
11/30/03               $_______          $_______           $_______
------------------ ------------------ ----------------- ------------------
11/30/02               $_______          $_______           $_______
------------------ ------------------ ----------------- ------------------

--------------------------------------------------------------------------
                     DELAWARE EMERGING MARKETS FUND
                             CLASS A SHARES
------------------ ------------------ ----------------- ------------------
                         TOTAL
FISCAL                 AMOUNT OF          AMOUNTS              NET
YEAR                 UNDERWRITING        REALLOWED         COMMISSION
ENDED                 COMMISSIONS        TO DEALERS        TO DDLP/DDI
------------------ ------------------ ----------------- ------------------
11/30/04               $_______          $_______           $_______
------------------ ------------------ ----------------- ------------------
11/30/03               $_______          $_______           $_______
------------------ ------------------ ----------------- ------------------
11/30/02               $_______          $_______           $_______
------------------ ------------------ ----------------- ------------------

--------------------------------------------------------------------------
              DELAWARE INTERNATIONAL SMALL CAP VALUE FUND
                            CLASS A SHARES
--------------------------------------------------------------------------
                        TOTAL
FISCAL                AMOUNT OF                               NET
YEAR                UNDERWRITING     AMOUNTS REALLOWED     COMMISSION
ENDED                COMMISSIONS        TO DEALERS        TO DDLP/DDI
------------------ ------------------ ------------------ -----------------
11/30/04              $_______           $_______          $_______
------------------ ------------------ ------------------ -----------------
11/30/03              $_______           $_______          $_______
------------------ ------------------ ------------------ -----------------
11/30/02              $_______           $_______          $_______
------------------ ------------------ ------------------ -----------------

         The Distributor received in the aggregate Limited CDSC payments with respect to Class A Shares of each Fund as follows:

--------------------------------------------------------------------------
                          LIMITED CDSC PAYMENTS
--------------------------------------------------------------------------
                                                             DELAWARE
                       DELAWARE          DELAWARE          INTERNATIONAL
FISCAL              INTERNATIONAL    EMERGING MARKETS    SMALL CAP VALUE
YEAR                 EQUITY FUND           FUND               FUND
ENDED                  A CLASS            A CLASS            A CLASS
------------------ ----------------- ------------------ ------------------
11/30/04              $_______           $_______           $_______
------------------ ----------------- ------------------ ------------------
11/30/03              $_______           $_______           $_______
------------------ ----------------- ------------------ ------------------
11/30/02              $_______           $_______           $_______
------------------ ----------------- ------------------ ------------------

         The Distributor received in the aggregate CDSC payments with respect to Class B Shares of each Fund as follows:

-----------------------------------------------------------------------
                            CDSC PAYMENTS
-----------------------------------------------------------------------
                                                          DELAWARE
                       DELAWARE          DELAWARE      INTERNATIONAL
FISCAL              INTERNATIONAL       EMERGING      SMALL CAP VALUE
YEAR                 EQUITY FUND      MARKETS FUND          FUND
ENDED                  B CLASS          B CLASS           B CLASS
------------------ ---------------- ----------------- -----------------
11/30/04             $_______          $_______          $_______
------------------ ---------------- ----------------- -----------------
11/30/03             $_______          $_______          $_______
------------------ ---------------- ----------------- -----------------
11/30/02             $_______          $_______          $_______
------------------ ---------------- ----------------- -----------------

         The Distributor received in the aggregate CDSC payments with respect to Class C Shares of each Fund as follows:

-----------------------------------------------------------------------
                            CDSC PAYMENTS
------------------- ----------------- ---------------- ----------------
                                                           DELAWARE
                        DELAWARE         DELAWARE        INTERNATIONAL
FISCAL                INTERNATIONAL       EMERGING        SMALL VALUE
YEAR                  EQUITY FUND      MARKETS FUND       CAP FUND
ENDED                   C CLASS           C CLASS          C CLASS
------------------- ----------------- ---------------- ----------------
11/30/04               $_______         $_______         $_______
------------------- ----------------- ---------------- ----------------
11/30/03               $_______         $_______         $_______
------------------- ----------------- ---------------- ----------------
11/30/02               $_______         $_______         $_______
------------------- ----------------- ---------------- ----------------

         The Transfer Agent, an affiliate of the Manager, acts as shareholder servicing, dividend disbursing and transfer agent for each Fund and for the other mutual funds in the Delaware Investments Family of Funds. The Transfer Agent is paid a fee by each Fund for providing these services consisting of an annual per account charge for (i) each open and closed account on the their records and each account held on a sub-accounting system maintained by firms that hold accounts on an omnibus basis ("Shareholder Accounts"); and (ii) each account on a retirement processing system ("Retirement Accounts"). These charges are as follows:

Shareholder Accounts          $21.25 Per Annum
Retirement Accounts           $30.00 Per Annum

         These charges are assessed monthly on a pro rata basis and determined by using the number of Shareholder and Retirement Accounts maintained as of the last calendar day of each month. Compensation is fixed each year and approved by the Board of Trustees, including a majority of the disinterested trustees.

         The Transfer Agent also provides accounting services to each Fund. Those services include performing all functions related to calculating each Fund's net asset value and providing all financial reporting services, regulatory compliance testing and other related accounting services. For its services, the Transfer Agent is paid a fee based on total assets of all funds in the Delaware Investments Family of Funds for which it provides such accounting services. Such fee is equal to 0.025% multiplied by the total amount of assets in the complex for which the Transfer Agent furnishes accounting services, where such aggregate complex assets are $10 billion or less, and 0.020% of assets if such aggregate complex assets exceed $10 billion. The fees are charged to each Fund and the other mutual funds in the Delaware Investments Family of Funds, on an aggregate pro rata basis. The asset-based fee payable to the Transfer Agent is subject to a minimum fee calculation based on the type and number of classes per Fund.

CAPITALIZATION
         Global Funds has a present unlimited authorized number of shares of beneficial interest with no par value allocated to each of their respective Classes. Each Fund currently offers four classes of shares.

         While shares of Global Funds have equal voting rights, except as noted below, on matters affecting the Funds, each Fund would vote separately on any matter it is directly affected by, such as any change in its fundamental investment policies and as otherwise prescribed by the 1940 Act. Shares of each Fund have a priority in that Fund's assets, and in gains on and income from the portfolio of that Fund. All shares have no preemptive rights, are fully transferable and, when issued, are fully paid and nonassessable.

         Each Class of each Fund represents a proportionate interest in the assets of such Fund and has the same voting and other rights and preferences as the other classes of that Fund, except that shares of a Fund's Institutional Class may not vote on any matter affecting the Fund Classes' Plans under Rule 12b-1. Similarly, as a general matter, shareholders of Class A Shares, Class B Shares, Class C Shares and Class R Shares of a Fund may vote only on matters affecting the 12b-1 Plan that relates to the class of shares that they hold. However, Class B Shares of a Fund may vote on any proposal to increase materially the fees to be paid by a Fund under the 12b-1 Plan relating to its Class A Shares. General expenses of a Fund will be allocated on a pro-rata basis to the respective classes according to asset size, except that expenses of the 12b-1 Plans of each Fund's Class A Shares, Class B Shares, Class C Shares and Class R Shares will be allocated solely to those Classes.

         Prior to September 6, 1994, Delaware International Value Equity Fund A Class was known as Delaware International Equity Fund class and Delaware International Value Equity Fund Institutional Class was known as Delaware International Equity Fund (Institutional) class.

         Effective as of August 16, 1999, the names of the Funds changed as follows. Corresponding changes were also made to each of the Funds' Classes.

--------------------------------------- ----------------------------------------
OLD NAME                                NEW NAME AS OF AUGUST 16, 1999
--------------------------------------- ----------------------------------------
International Equity Fund               Delaware International Equity Fund
--------------------------------------- ----------------------------------------
Emerging Markets Fund                   Delaware Emerging Markets Fund
--------------------------------------- ----------------------------------------
International Small Cap Fund            Delaware International Small Cap Fund
--------------------------------------- ----------------------------------------

         As of November 23, 1999, Delaware Group Global and International Funds, Inc. changed its name to Delaware Group Global and International Funds.

         Effective as of June 28, 2001, the names of the Delaware International Equity Fund and Delaware International Small Cap Fund changed to Delaware International Value Equity Fund and Delaware International Small Cap Value Fund, respectively. Corresponding changes were also made to each of these Fund's Classes.

         Class R Shares of the Fund were initially offered on June 2, 2003.

NONCUMULATIVE VOTING
         ALL SHARES HAVE NONCUMULATIVE VOTING RIGHTS WHICH MEANS THAT THE HOLDERS OF MORE THAN 50% OF GLOBAL FUNDS' SHARES VOTING FOR THE ELECTION OF TRUSTEES CAN ELECT 100% OF THE TRUSTEES IF THEY CHOOSE TO DO SO, AND, IN SUCH EVENT, THE HOLDERS OF THE REMAINING SHARES WILL NOT BE ABLE TO ELECT ANY TRUSTEES.

         This Part B does not include all of the information contained in the Registration Statement which is on file with the SEC.

EURO
         Several European countries are participating in the European Economic and Monetary Union, which established a common European currency for participating countries. This currency is commonly known as the "euro." Each participating country replaced its previous currency with the euro on January 1, 1999. Additional European countries may elect to participate after that date. In addition, full implementation of the euro will extend over a period of several years. Initial implementation of the euro occurred on January 1, 1999 without disruption of services provided to each Fund. Each Fund's service providers cooperated over the implementation weekend and following weeks to reconcile their records and procedures. Going forward, if a Fund is invested in securities of participating countries or countries that elect to participate at a later date, it could be adversely affected if the computer systems used by its applicable service providers are not properly prepared to handle the implementation of this single currency through completion of the process or the adoption of the euro by additional countries in the future.


FINANCIAL STATEMENTS

         [Ernst & Young LLP serves as the independent registered public accounting firm for Delaware Group Global Funds and, in its capacity as such, audits the annual financial statements contained in the Funds' Annual Report. Each Fund's Statement of Net Assets, Statement of Operations, Statement of Changes in Net Assets, Financial Highlights and Notes to Financial Statements, as well as the report of Ernst & Young LLP, independent auditors, for the fiscal year ended November 30, 2004 are included in its Annual Report to shareholders. The financial statements, the notes relating thereto, financial highlights and the report of Ernst & Young LLP listed above are incorporated by reference from the Annual Report into this Part B.]

APPENDIX A -- DESCRIPTION OF RATINGS

         The Fund has the ability to invest in high-yield, high risk fixed-income securities. The following paragraphs contain excerpts from Moody's and S&P's rating descriptions. These credit ratings evaluate only the safety of principal and interest and do not consider the market value risk associated with high-yield securities.

GENERAL RATING INFORMATION

------------------------------------- ----------- -------------------------------------------------------------------------
MOODY'S INVESTORS SERVICE - BOND      Aaa         Bonds which are rated Aaa are judged to be of the best quality.  They
RATINGS                                           carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.
------------------------------------- ----------- -------------------------------------------------------------------------
                                      Aa          Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than Aaa bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements which make the long-term risks appear somewhat larger than in Aaa securities.
------------------------------------- ----------- -------------------------------------------------------------------------
                                      A           Bonds which are rated A possess many favorable investment attributes and are considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.
------------------------------------- ----------- -------------------------------------------------------------------------
                                      Baa         Bonds that are rated Baa are considered medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.
------------------------------------- ----------- -------------------------------------------------------------------------
                                      Ba          Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future.
                                                  Uncertainty of position characterizes bonds in this class.


------------------------------------- ----------- -------------------------------------------------------------------------
                                      B           Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.


------------------------------------- ----------- -------------------------------------------------------------------------
                                      Caa         Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.


------------------------------------- ----------- -------------------------------------------------------------------------
                                      Ca          Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.


------------------------------------- ----------- -------------------------------------------------------------------------
                                      C           Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.
------------------------------------- ----------- -------------------------------------------------------------------------

SHORT-TERM DEBT RATINGS
         Moody's short-term debt ratings are opinions of the ability of issuers to repay punctually senior obligations which have an original maturity not exceeding one year.


------------ --------------------------------------------------------------------------------------------------------------
P-1          Issuers rated "PRIME-1" or "P-1" (or supporting institutions) have superior ability for repayment of senior short-term debt
             obligations.
------------ --------------------------------------------------------------------------------------------------------------
P-2          Issuers rated "PRIME-2" or "P-2" (or supporting institutions) have a strong ability for repayment of senior short-term debt
             obligations.
------------ --------------------------------------------------------------------------------------------------------------
P-3          Issuers rated "PRIME-3" or "P-3" (or supporting institutions) have an acceptable ability for repayment of senior short-term debt obligations.
---------------------------------------------------------------------------------------------------------------------------



MUNICIPAL NOTE RATINGS
         Issuers or the features associated with Moody's MIG or VMIG ratings are identified by date of issue, date of maturity or maturities or rating expiration date and description to distinguish each rating from other ratings. Each rating designation is unique with no implication as to any other similar issue of the same obligor. MIG ratings terminate at the retirement of the obligation while VMIG rating expiration will be a function of each issue's specific structural or credit features.

------------------------------------ --------------------------------------------------------------------------------------
MIG 1/VMIG 1                         This designation denotes best quality.  There is present strong protection by established cash flows, superior liquidity support, or demonstrated broad-based access to the market for refinancing.
------------------------------------ --------------------------------------------------------------------------------------
MIG 2/VMIG 2                         This designation denotes high quality.  Margins of protection are ample although not so large as in the preceding group.
------------------------------------ --------------------------------------------------------------------------------------
MIG 3/VMIG 3                          This designation denotes favorable quality.  All security elements are accounted for but there is lacking the undeniable strength of the preceding grades.  Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.
------------------------------------ --------------------------------------------------------------------------------------
MIG 4/VMIG 4                         This designation denotes adequate quality.  Protection commonly regarded as required of an investment security is present and although not distinctly or predominantly speculative, there is specific risk.
------------------------------------ --------------------------------------------------------------------------------------

------------------------------------ ------------ -------------------------------------------------------------------------
S&P'S - BOND RATINGS                 AAA          Debt rated AAA has the highest rating assigned by S&P to a debt obligation.  Capacity to pay interest and repay principal is extremely strong.
------------------------------------ ------------ -------------------------------------------------------------------------
                                     AA           Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in a small degree.
------------------------------------ ------------ -------------------------------------------------------------------------
                                     A            Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.
------------------------------------ ------------ -------------------------------------------------------------------------
                                     BBB          Debt rated BBB is regarded as having an adequate capacity to pay interest an repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.


------------------------------------ ------------ -------------------------------------------------------------------------
                                     BB, B,       Debt rated BB, B, CCC or CC is regarded, on balance, as predominately
                                     CCC and      speculative with respect to capacity to pay interest and repay principal
                                     CC           in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and CC the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.
------------------------------------ ------------ -------------------------------------------------------------------------
                                     C            This rating is reserved for income bonds on which no interest is being paid.


------------------------------------ ------------ -------------------------------------------------------------------------
                                     D            Debt rated D is in default, and payment of interest and/or repayment of principal is in arrears.

---------------------------------------------------------------------------------------------------------------------------

COMMERCIAL PAPER RATINGS
         S&P's commercial paper ratings are current assessments of the likelihood of timely payment of debt having an original maturity of no more than 365 days.

------------ --------------------------------------------------------------------------------------------------------------
A-1          The A-1 designation indicates that the degree of safety regarding timely payment is either overwhelming or very strong. A plus (+) designation is applied only to those issues rated A-1 which possess an overwhelming degree of safety.
------------ --------------------------------------------------------------------------------------------------------------
A-2          Capacity for timely payment on issues with the designation A-2 is strong. However, the relative degree of safely is not as high as for issues designated A-1.
------------ --------------------------------------------------------------------------------------------------------------
A-3          Issues carrying this designation have a satisfactory capacity for timely payment. They are, however, somewhat more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.
---------------------------------------------------------------------------------------------------------------------------

MUNICIPAL NOTE RATINGS
         An S&P municipal note rating reflects the liquidity concerns and market access risks unique to notes. Notes due in 3 years or less will likely receive a note rating. Notes maturing beyond 3 years will most likely receive a long-term debt rating. The following criteria will be used in making that assessment:

         Amortization schedule (the larger the final maturity relative to other maturities, the more likely it will be treated as a note).

         Sources of payment (the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note).

------------ --------------------------------------------------------------------------------------------------------------
SP-1         Very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus (+) designation.
------------ --------------------------------------------------------------------------------------------------------------
SP-2         Satisfactory capacity to pay principal and interest.
------------ --------------------------------------------------------------------------------------------------------------
SP-3         Speculative capacity to pay principal and interest.
------------ --------------------------------------------------------------------------------------------------------------



                                     PART C
                                     ------


                               Other Information
                               ----------------

Item 22. Exhibits

         (a) Agreement and Declaration of Trust.

             (1) Agreement and Declaration of Trust (December 17, 1998) incorporated into this filing by reference to Post-Effective Amendment No. 22 filed November 22, 1999.

             (2) Certificate of Trust (December 17, 1998) incorporated into this filing by reference to Post-Effective Amendment No. 22 filed November 22, 1999.

         (b) By-Laws. Amended and Restated By-Laws (August 19, 2004) attached as Exhibit.

         (c) Copies of All Instruments Defining the Rights of Holders.

             (1) Agreement and Declaration of Trust. Articles III, V and VI of Agreement and Declaration of Trust incorporated into this filing by reference to Post-Effective Amendment No. 22 filed November 22, 1999.

             (2) By-Laws. Article II of Amended and Restated By-Laws attached as Exhibit (b).

         (d) Investment Management Agreement. Form of Investment Management Agreement (________, 200__) between Delaware Management Company, a series of Delaware Management Business Trust, and the Registrant on behalf of each Fund attached as Exhibit.

             (1) Executed Sub-Advisory Agreement (September 24, 2004) between Delaware Management Company, a series of Delaware Management Business Trust, and Mondrian Investment Partners Limited attached as Exhibit.


         (e) (1)   Distribution Agreements.

                   (i) Executed Distribution Agreement (May 15, 2003) between Delaware Distributors, L.P. and the Registrant incorporated into this filing by reference to Post-Effective Amendment No. 30 filed January 30, 2004.

                   (ii) Executed Second Amended Financial Intermediary Distribution Agreement (August 21, 2003) between Lincoln Financial Distributors, Inc. and Delaware Distributors, L. P. on behalf of the Registrant attached as Exhibit.

             (2) Dealer's Agreement. Dealer's Agreement (January 2001) incorporated into this filing by reference to Post-Effective Amendment No. 28 filed January 30, 2003.

             (3) Vision Mutual Fund Gateway(R) Agreement. Vision Mutual Fund Gateway(R) Agreement (November 2000) incorporated into this filing by reference to Post-Effective Amendment No. 28 filed January 30, 2003.

             (4) Registered Investment Advisers Agreement. Registered Investment Advisers Agreement (January 2001) incorporated into this filing by reference to Post-Effective Amendment No. 28 filed January 30, 2003.

             (5) Bank/Trust Agreement. Bank/Trust Agreement (August 2004) attached as Exhibit.

         (f) Inapplicable.

         (g) Custodian Agreements.

             (1) Executed Custodian Agreement (May 1, 1996) between JPMorgan Chase Bank and the Registrant on behalf of each Fund incorporated into this filing by reference to Post-Effective Amendment No. 14 filed November 27, 1996.

                   (i) Executed Letter (July 21, 1997) to add International Small Cap Value Fund to the Custodian Agreement between JPMorgan Chase Bank and the Registrant incorporated into this filing by reference to Post-Effective Amendment No. 26 filed March 30, 2001.

                   (ii) Executed Amendment to Custodian Agreement (November 20, 1997) between JPMorgan Chase Bank and the Registrant on behalf of each Fund incorporated into this filing by reference to Post-Effective Amendment No. 18 filed February 4, 1998.

                   (iii) Executed Amendment (July 1, 2001) to Custodian Agreement incorporated into this filing by reference to Post-Effective Amendment No. 28 filed January 30, 2003.

                   (iv) Executed Amendment No. 1 to Schedule A of the Custodian Agreement (July 17, 2003) between JPMorgan Chase Bank and the Registrant incorporated into this filing by reference to Post-Effective Amendment No. 30 filed January 30, 2004.

             (2) Executed Securities Lending Agreement (December 22, 1998) between JPMorgan Chase Bank and the Registrant on behalf of each Fund incorporated into this filing by reference to Post-Effective Amendment No. 26 filed on March 30, 2001.

                   (i) Executed Amendment (October 1, 2002) to the Securities Lending Agreement incorporated into this filing by reference to Post-Effective Amendment No. 28 filed January 30, 2003.

                   (ii) Executed Amendment No. 1 to Schedule A of the Securities Lending Agreement (July 17, 2003) between JPMorgan Chase Bank and the Registrant incorporated into this filing by reference to Post-Effective Amendment No. 30 filed January 30, 2004.

         (h) Other Material Contracts.

             (1) Executed Shareholders Services Agreement (April 19, 2001) between Delaware Service Company, Inc. and the Registrant on behalf of each Fund incorporated into this filing by reference to Post-Effective Amendment No. 27 filed January 31, 2002.

                   (i) Executed Schedule B (September 1, 2004) to Shareholders Services Agreement attached as Exhibit.

                   (ii) Executed Letter Amendment (August 23, 2002) to the Shareholder Services Agreement between Delaware Service Company, Inc. and the Registrant incorporated into this filing by reference to Post-Effective Amendment No 30 filed on January 30, 2004.

             (2) Executed Delaware Group of Funds Accounting Agreement (August 19, 1996) between Delaware Service Company, Inc. and the Registrant incorporated into this filing by reference to Post-Effective Amendment No. 14 filed November 27, 1996.

                   (i) Executed Amendment No. 29 (December 1, 2004) to Schedule A of Delaware Investments Family of Funds Fund Accounting Agreement attached as Exhibit.

                   (ii) Executed Schedule B (May 16, 2002) to Delaware Group of Funds Fund Accounting Agreement incorporated into this filing by reference to Post-Amendment No. 28 filed January 30, 2003.

         (i) Opinion of Counsel. Incorporated into this filing by reference to Post-Effective Amendment No. 22 filed November 22, 1999.

         (j) Consent and Report of Auditors. To be filed by amendment.

         (k) Inapplicable.

         (l) Undertaking of Initial Shareholder. Incorporated into this filing by reference to Pre-Effective Amendment No. 1 filed August 22, 1991.

         (m) Plans under Rule 12b-1.

             (1) Plan under Rule 12b-1 for Class A (April 19, 2001) incorporated into this filing by reference to Post-Effective Amendment No. 27 filed January 31, 2002.

             (2) Plan under Rule 12b-1 for Class B (April 19, 2001) incorporated into this filing by reference to Post-Effective Amendment No. 27 filed January 31, 2002.

             (3) Plan under Rule 12b-1 for Class C (April 19, 2001) incorporated into this filing by reference to Post-Effective Amendment No. 27 filed January 31, 2002.

             (4) Plan under Rule 12b-1 for Class R (May 1, 2003) incorporated into this filing by reference to Post-Effective Amendment 29 filed May 7, 2003.

         (n) Plan under Rule 18f-3. Plan under Rule 18f-3 (May 1, 2003) incorporated into this filing by reference to Post-Effective Amendment 29 filed May 7, 2003.

         (o) Inapplicable.

         (p) Code of Ethics.

             (1) Codes of Ethics for the Delaware Investments' Family of Funds (December 2004) attached as Exhibit.

             (2) Code of Ethics for Delaware Investments (December 2004) attached as Exhibit.

             (3)   Code of Ethics for Lincoln Financial Distributors, Inc. (June
                   2004) attached as Exhibit.

             (4)   Code of Ethics for Mondrian Investment Partners (September
                   2004) attached as Exhibit.

         (q) Trustees' Power of Attorney. Incorporated into this filing by reference to Post-Effective Amendment No. 30 filed January 30, 2004.

Item 23. Persons Controlled by or under Common Control with Registrant.  None.

Item 24. Indemnification. Article VI of the By-Laws incorporated into this filing by reference to Post-Effective Amendment No. 22 filed November 22, 1999.

Item 25. Business and Other Connections of Investment Advisor.

         Delaware Management Company (the "Manager"), a series of Delaware Management Business Trust, serves as investment manager to the Registrant and also serves as investment manager or sub-advisor to certain of the other funds in the Delaware Investments family (Delaware Group Adviser Funds, Delaware Group Cash Reserve, Delaware Group Equity Funds I, Delaware Group Equity Funds II, Delaware Group Equity Funds III, Delaware Group Equity Funds IV, Delaware Group Equity Funds V, Delaware Group Foundation Funds, Delaware Group Government Fund, Delaware Group Income Funds, Delaware Group Limited-Term Government Funds, Delaware Group Tax-Free Fund, Delaware Group State Tax-Free Income Trust, Delaware Group Tax-Free Money Fund, Delaware Pooled Trust, Delaware VIP Trust, Voyageur Insured Funds, Voyageur Intermediate Tax-Free Funds, Voyageur Investment Trust, Voyageur Mutual Funds, Voyageur Mutual Funds II, Voyageur Mutual Funds III, Voyageur Tax-Free Funds, Delaware Investments Dividend and Income Fund, Inc., Delaware Investments Global Dividend and Income Fund, Inc., Delaware Investments Arizona Municipal Income Fund, Inc., Delaware Investments Colorado Insured Municipal Income Fund, Inc., Delaware Investments Florida Insured Municipal Income Fund, Delaware Investments Minnesota Municipal Income Fund, Inc., Delaware Investments Minnesota Municipal Income Fund II, Inc. and Delaware Investments Minnesota Municipal Income Fund III, Inc.) as well as to certain non-affiliated registered investment companies. In addition, certain officers of the Manager also serve as trustees of the other Delaware Investments funds, and certain officers are also officers of these other funds. A company indirectly owned by the Manager's parent company acts as principal underwriter to the mutual funds in the Delaware Investments family (see Item 26 below) and another such company acts as the shareholder services, dividend disbursing, accounting servicing and transfer agent for all of the mutual funds in the Delaware Investments family.

         The following persons serving as directors or officers of the Manager have held the following positions during the past two years. Unless noted, the principal business address of the Manager is 2005 Market Street, Philadelphia, PA 19103-7094.

-------------------------------------- -------------------------------------------------------------------------------------------
NAME AND PRINCIPAL BUSINESS            POSITIONS & OFFICES WITH DELAWARE MANAGEMENT COMPANY AND ITS AFFILIATES AND OTHER
ADDRESS*                               POSITIONS & OFFICES HELD
-------------------------------------- -------------------------------------------------------------------------------------------
Jude T. Driscoll                       President/Chief Executive Officer of Delaware Management Company, Delaware Investment
                                       Advisers and Delaware Capital Management (each a series of Delaware Management Business
                                       Trust)

                                       Chairman/President/Chief Executive Officer of each fund in the Delaware Investments
                                       Family of Funds

                                       President/Chief Executive Officer and Director/Trustee of Delaware Management Holdings,
                                       Inc., DMH Corp, Delaware Investments U.S., Inc., Delaware General Management, Inc.,
                                       Delaware Management Company, Inc., Delaware Service Company, Inc., Delaware Distributors,
                                       Inc., Retirement Financial Services, Inc., Delaware Management Business Trust, Delaware
                                       Distributors, L.P., Lincoln National Investment Companies, Inc. and LNC Administrative
                                       Services Corporation

                                       President of Delaware Lincoln Cash Management (a series of Delaware Management Business
                                       Trust)

                                       Director of HYPPCO Finance Company Ltd.
-------------------------------------- -------------------------------------------------------------------------------------------

-------------------------------------- -------------------------------------------------------------------------------------------
NAME AND PRINCIPAL BUSINESS            POSITIONS & OFFICES WITH DELAWARE MANAGEMENT COMPANY AND ITS AFFILIATES AND OTHER
ADDRESS*                               POSITIONS & OFFICES HELD
-------------------------------------- -------------------------------------------------------------------------------------------
John C. E. Campbell                    Executive Vice President/Global Marketing & Client Services of Delaware Management
                                       Company (a series of Delaware Management Business Trust)

                                       Executive Vice President/Global Marketing Sales, Client Services & Product Development
                                       and President/Global Institutional Services of Delaware Investment Advisers (a series of
                                       Delaware Management Business Trust)
-------------------------------------- -------------------------------------------------------------------------------------------
Patrick P. Coyne                       Executive Vice President/Managing Director/Chief Investment Officer - Fixed Income of
                                       Delaware Management Company, Delaware Investment Advisers, Delaware Capital Management (each series of Delaware Management Business Trust), Delaware Management Holdings, Inc., Delaware
                                       Management Business Trust and Lincoln National Investment Companies, Inc.

                                       Executive Vice President/Managing Director/Chief Investment Officer - Equity of each fund in the Delaware Investments Family of Funds

                                       President and Director of Lincoln National Convertible Securities Fund, Inc. and Lincoln
                                       National Income Fund, Inc.
-------------------------------------- -------------------------------------------------------------------------------------------
Joseph H. Hastings                     Executive Vice President/Interim Chief Financial Officer/Treasurer/Controller of Delaware
                                       Management Company, Delaware Capital Management, Delaware Lincoln Cash Management (each a series of Delaware Management Business Trust), Delaware Management Holdings, Inc., DMH
                                       Corp., Delaware Investments U.S., Inc., Delaware General Management, Inc., Delaware
                                       Management Company, Inc., Delaware Service Company, Inc., Delaware Management Business
                                       Trust, Lincoln National Investment Companies, Inc. and LNC Administrative Services
                                       Corporation

                                       Executive Vice President/Chief Financial Officer/Treasurer and Director of Delaware
                                       Management Trust Company

                                       Executive Vice President/Chief Financial Officer of Retirement Financial Services, Inc.
                                       and each fund in the Delaware Investments Family of Funds

                                       Executive Vice President/Interim Chief Financial Officer/Controller of Delaware
                                       Investment Advisers (a series of Delaware Management Business Trust)

                                       Executive Vice President of Delaware Distributors, Inc. and Delaware Distributors, L.P.
-------------------------------------- -------------------------------------------------------------------------------------------

-------------------------------------- -------------------------------------------------------------------------------------------
NAME AND PRINCIPAL BUSINESS            POSITIONS & OFFICES WITH DELAWARE MANAGEMENT COMPANY AND ITS AFFILIATES AND OTHER
ADDRESS*                               POSITIONS & OFFICES HELD
-------------------------------------- -------------------------------------------------------------------------------------------
Richelle S. Maestro                    Executive Vice President/General Counsel/Secretary of Delaware Management Company, Delaware
                                       Investment Advisers, Delaware Capital Management and Delaware Lincoln Cash Management (each a series of Delaware Management Business Trust) and each fund in the Delaware Investments
                                       Family of Funds

                                       Executive Vice President/General Counsel/Secretary and Director/Trustee of Delaware
                                       Management Holdings, Inc., DMH Corp., Delaware Investments U.S., Delaware General
                                       Management, Inc., Delaware Management Company, Inc., Delaware Service Company, Inc.,
                                       Delaware Distributors, Inc., Retirement Financial Services, Inc., Lincoln National
                                       Investment Companies, Inc. and LNC Administrative Services Corporation

                                       Senior Vice President/General Counsel/Secretary and Director/Trustee of Delaware Management
                                       Business Trust and Delaware Distributors, L.P.

                                       Senior Vice President/General Counsel/Secretary of Delaware Management Trust Company

                                       Vice President/General Counsel of Lincoln National Convertible Securities Fund, Inc. and
                                       Lincoln National Income Fund, Inc.

                                       General Partner of Tri-R Associates since 1989, 10001 Sandmeyer Lane, Philadelphia, PA.
-------------------------------------- -------------------------------------------------------------------------------------------
See Yeng Quek                          Executive Vice President/Managing Director/Chief Investment Officer - Fixed Income of
                                       Delaware Management Company, Delaware Investment Advisers and Delaware Lincoln Cash
                                       Management (each a series of Delaware Management Business Trust) and each fund in the
                                       Delaware Investments Family of Funds

                                       Executive Vice President/Managing Director/Chief Investment Officer - Fixed Income and
                                       Director/Trustee of Delaware Management Holdings, Inc., Delaware Management Business Trust
                                       and Lincoln National Investment Companies, Inc.

                                       Director/Trustee of DHM Corp., Delaware Investments U.S., Inc., Delaware Management
                                       Company, Inc., Delaware Service Company, Inc. and HYPPCO Finance Company Ltd.
-------------------------------------- -------------------------------------------------------------------------------------------
Gerald S. Frey                         Managing Director/Chief Investment Officer - Growth Investing of Delaware Management
                                       Company, Delaware Investment Advisers, Delaware Capital Management (each a series of
                                       Delaware Management Business Trust), Delaware Management Holdings, Inc., Delaware
                                       Management Business Trust, Lincoln National Investments Companies, Inc. and each fund in the Delaware Investments Family of Funds
-------------------------------------- -------------------------------------------------------------------------------------------
Douglas L. Anderson                    Senior Vice President/Operations of Delaware Management Company (a series of Delaware
                                       Management Business Trust), Delaware Service Company, Inc., Delaware Distributors, Inc.,
                                       Retirement Financial Services, Inc. and Delaware Distributors, L.P

                                       Senior Vice President/Operations and Director of Delaware Management Trust Company
-------------------------------------- -------------------------------------------------------------------------------------------
Robert L. Arnold                       Senior Vice President/Senior Portfolio Manager of Delaware Management Company, Delaware
                                       Investment Advisers and Delaware Capital Management (each a series of Delaware Management
                                       Business Trust) and each fund in the Delaware Investments Family of Funds
-------------------------------------- -------------------------------------------------------------------------------------------
Marshall T. Bassett                    Senior Vice President/Portfolio Manager of Delaware Management Company and Delaware
                                       Investment Advisers (each a series of Delaware Management Business Trust)

                                       Senior Vice President/Senior Portfolio Manager of each fund in the Delaware Investments
                                       Family of Funds
-------------------------------------- -------------------------------------------------------------------------------------------
Christopher S. Beck                    Senior Vice President/Senior Portfolio Manager of Delaware Management Company, Delaware
                                       Investment Advisers, Delaware Capital Management (each a series of Delaware Management
                                       Business Trust) and each fund in the Delaware Investments Family of Funds
-------------------------------------- -------------------------------------------------------------------------------------------

-------------------------------------- -------------------------------------------------------------------------------------------
NAME AND PRINCIPAL BUSINESS            POSITIONS & OFFICES WITH DELAWARE MANAGEMENT COMPANY AND ITS AFFILIATES AND OTHER
ADDRESS*                               POSITIONS & OFFICES HELD
-------------------------------------- -------------------------------------------------------------------------------------------
Michael P. Bishof                      Senior Vice President/Investment Accounting of Delaware Management Company, Delaware
                                       Capital Management (each a series of Delaware Management Business Trust), Delaware
                                       Service Company, Inc. and Delaware Distributors, L.P.

                                       Senior Vice President/Treasurer/Investment Accounting of Delaware Investment Advisers (a
                                       series of Delaware Management Business Trust)

                                       Senior Vice President/Treasurer of each fund in the Delaware Investments Family of Funds

                                       Chief Financial Officer of Lincoln National Convertible Securities Fund, Inc. and Lincoln
                                       National Income Fund, Inc.
-------------------------------------- -------------------------------------------------------------------------------------------
Brian L. Murray, Jr.(1)                Senior Vice President/Compliance Director of Delaware Management Company, Delaware
                                       Investment Advisers, Delaware Capital Management, Delaware Lincoln Cash Management (each a series of Delaware Management Business Trust

                                       Interim Chief Compliance Officer of each fund in the Delaware Investments Family of Funds

                                       Senior Vice President/Compliance Director/Assistant Secretary of Delaware Management
                                       Trust Company

                                       Vice President/Associate General Counsel/Assistant Secretary of Delaware Management
                                       Company, Delaware Investment Advisers, Delaware Capital Management (each a series of
                                       Delaware Management Business Trust), Delaware Service Company, Inc., Delaware
                                       Distributors, Inc., Retirement Financial Services, Inc., Delaware Management Business
                                       Trust, Delaware Distributors, L.P., and each fund in the Delaware Investments Family of
                                       Funds
-------------------------------------- -------------------------------------------------------------------------------------------
Ryan K. Brist                          Senior Vice President/Senior Portfolio Manager of Delaware Management Company, Delaware
                                       Investment Advisers (each a series of Delaware Management Business Trust)

                                       Executive Vice President/Managing Director/Chief Investment Officer - Fixed Income of
                                       each fund in the Delaware Investments Family of Funds

                                       Executive Vice President/Managing Director/Co-Head - Fixed Income of Delaware Management
                                       Company, Delaware Investment Advisers and Delaware Lincoln Cash Management (each a series of
                                       Delaware Management Business Trust) and each fund in the Delaware Investments Family of
                                       Funds

                                       Vice President of Lincoln National Income Fund, Inc.
-------------------------------------- -------------------------------------------------------------------------------------------
Timothy G. Connors                     Senior Vice President/Chief Investment Officer - Value Investing of Delaware Management
                                       Company, Delaware Investment Advisers (each a series of Delaware Management Business
                                       Trust), Delaware Management Holdings, Inc., Delaware Management Business Trust, Lincoln
                                       National Investment Companies, Inc. and each fund in the Delaware Investments Family of
                                       Funds
-------------------------------------- -------------------------------------------------------------------------------------------
Nancy M. Crouse                        Senior Vice President/Senior Portfolio Manager of Delaware Management Company, Delaware
                                       Investment Advisers (each a series of Delaware Management Business Trust) and each fund in the Delaware Investment Family of Funds
-------------------------------------- -------------------------------------------------------------------------------------------
George E. Deming                       Senior Vice President/Senior Portfolio Manager of Delaware Management Company, Delaware
                                       Investment Advisers (each a series of Delaware Management Business Trust) and each fund in the Delaware Investments Family of Funds

                                       Director of Delaware International Advisers Ltd.
-------------------------------------- -------------------------------------------------------------------------------------------
Robert J. DiBraccio                    Senior Vice President/Head of Equity Trading of Delaware Management Company, Delaware
                                       Investment Advisers and Delaware Capital Management (each a series of Delaware Management
                                       Business Trust)
-------------------------------------- -------------------------------------------------------------------------------------------

-------------------------------------- -------------------------------------------------------------------------------------------
NAME AND PRINCIPAL BUSINESS            POSITIONS & OFFICES WITH DELAWARE MANAGEMENT COMPANY AND ITS AFFILIATES AND OTHER
ADDRESS*                               POSITIONS & OFFICES HELD
-------------------------------------- -------------------------------------------------------------------------------------------
John B. Fields                         Senior Vice President/Senior Portfolio Manager of Delaware Management Company, Delaware
                                       Investment Advisers (each a series of Delaware Management Business Trust) and each fund in the Delaware Investments Family of Funds

                                       Trustee of Delaware Management Business Trust
-------------------------------------- -------------------------------------------------------------------------------------------
Jonathan Hatcher(2)                    Senior Vice President/Senior Fixed Income Analyst III of Delaware Management Company,
                                       Delaware Investment Advisers (each a series of Delaware Management Business Trust)

                                       Senior Vice President/Senior Research Analyst of each fund in the Delaware Investments
                                       Family of Funds

                                       Vice President/Senior High Yield Analyst of Delaware Investment Advisers (a series of
                                       Delaware Management Business Trust)
-------------------------------------- -------------------------------------------------------------------------------------------
John A. Heffern                        Senior Vice President/Portfolio Manager of Delaware Management Company and Delaware
                                       Investment Advisers (each a series of Delaware Management Business Trust)

                                       Senior Vice President/Senior Portfolio Manager of each fund in the Delaware Investments
                                       Family of Funds
-------------------------------------- -------------------------------------------------------------------------------------------
Carolyn McIntyre(3)                    Senior Vice President/Human Resources of Delaware Management Company, Delaware Investment
                                       Advisers, Delaware Capital Management, Delaware Lincoln Cash Management (each a series of
                                       Delaware Management Business Trust), Delaware Management Holdings, Inc., DMH Corp.,
                                       Delaware General Management, Inc., Delaware Management Business Trust and Lincoln
                                       National Investment Companies, Inc.
-------------------------------------- -------------------------------------------------------------------------------------------
Susan L. Natalini                      Senior Vice President/Global Marketing & Client Services of Delaware Management Company
                                       and Delaware Investment Advisers (each a series of Delaware Management Business Trust)
-------------------------------------- -------------------------------------------------------------------------------------------
D. Tysen Nutt(4)                       Senior Vice President/Head of Large Cap Value of each fund in the Delaware Investments
                                       Family of Funds
-------------------------------------- -------------------------------------------------------------------------------------------
Francis X. Morris                      Director - Fundamental Research/Senior Portfolio Manager of Delaware Management Company (a
                                       series of Delaware Management Business Trust)

                                       Senior Vice President/Senior Portfolio Manager of Delaware Investment Advisers (a series of Delaware Management Business Trust) and each fund in the Delaware Investments Family of Funds

                                       Vice President/Senior Portfolio Manager of Delaware General Management, Inc.

                                       Vice President/Senior Equity Analyst of Delaware Capital Management (a series of Delaware
                                       Management Business Trust)
-------------------------------------- -------------------------------------------------------------------------------------------
John J. O'Connor                       Senior Vice President/Investment Accounting of Delaware Management Company (a series of
                                       Delaware Management Business Trust) and Delaware Service Company, Inc.

                                       Senior Vice President/Investment Accounting/Assistant Treasurer of Delaware Investment
                                       Advisers (a series of Delaware Management Business Trust)

                                       Senior Vice President/Assistant Treasurer of each fund in the Delaware Investments Family of Funds
-------------------------------------- -------------------------------------------------------------------------------------------
Philip R. Perkins(5)                   Senior Vice President/Senior Portfolio Manager of Delaware Management Company and
                                       Delaware Investment Adviser (each a series of Delaware Management Business Trust)
-------------------------------------- -------------------------------------------------------------------------------------------
Timothy L. Rabe                        Senior Vice President/Senior Portfolio Manager of Delaware Management Company, Delaware
                                       Investment Advisers (each a series of Delaware Management Business Trust)  and each fund in the Delaware Investments Family of Funds
-------------------------------------- -------------------------------------------------------------------------------------------
Upender V. Rao                         Senior Vice President/Senior Portfolio Manager of each fund in the Delaware Investments
                                       Family of Funds
-------------------------------------- -------------------------------------------------------------------------------------------

-------------------------------------- -------------------------------------------------------------------------------------------
NAME AND PRINCIPAL BUSINESS            POSITIONS & OFFICES WITH DELAWARE MANAGEMENT COMPANY AND ITS AFFILIATES AND OTHER
ADDRESS*                               POSITIONS & OFFICES HELD
-------------------------------------- -------------------------------------------------------------------------------------------
Paul M. Ross                           Senior Vice President/Global Marketing & Client Services of Delaware Management Company
                                       and Delaware Investment Advisers (each a series of Delaware Management Business Trust)
-------------------------------------- -------------------------------------------------------------------------------------------
James L. Shields                       Senior Vice President/Chief Information Officer of Delaware Management Company, Delaware
                                       Investment Advisers, Delaware Capital Management (each a series of Delaware Management
                                       Business Trust), Delaware Service Company, Inc., Retirement Financial Services, Inc. and
                                       Delaware Distributors, L.P.
-------------------------------------- -------------------------------------------------------------------------------------------
David Starer(6)                        Senior Vice President/Portfolio Manager/Senior Equity Analyst of Delaware Management
                                       Company, Delaware Investment Advisers (each a series of Delaware Management Business
                                       Trust) and each fund in the Delaware Investments Family of Funds
-------------------------------------- -------------------------------------------------------------------------------------------
Ward W. Tatge                          Senior Vice President/Director of Fixed Income Research of Delaware Management Company,
                                       Delaware Investment Advisers (each a series of Delaware Management Business Trust) and each fund in the Delaware Investments Family of Funds
-------------------------------------- -------------------------------------------------------------------------------------------
Gary T. Abrams                         Vice President/Equity Trader of Delaware Management Company and Delaware Investment
                                       Advisers (each a series of Delaware Management Business Trust)
-------------------------------------- -------------------------------------------------------------------------------------------
Christopher S. Adams                   Vice President/Portfolio Manager/Senior Equity Analyst of Delaware Management Company (a
                                       series of Delaware Management Business Trust) and each fund in the Delaware Investments
                                       Family of Funds

                                       Vice President/Senior Equity Analyst I of Delaware Investment Advisers (a series of
                                       Delaware Management Business Trust)
-------------------------------------- -------------------------------------------------------------------------------------------
Fred C. Aldridge, Jr.                  Vice President/Special Counsel to Directors/Trustees of each fund in the Delaware
                                       Investments Family of Funds
-------------------------------------- -------------------------------------------------------------------------------------------
Renee E. Anderson                      Vice President/Portfolio Manager/Senior Equity Analyst II of Delaware Management Company
                                       (a series of Delaware Management Business Trust) and each fund in the Delaware
                                       Investments Family of Funds
-------------------------------------- -------------------------------------------------------------------------------------------
Damon J. Andres                        Vice President/Senior Fixed Income Portfolio Manager I of Delaware Management Company (a
                                       series of Delaware Management Business Trust)

                                       Vice President/Senior Portfolio Manager of each fund in the Delaware Investments Family of Funds

                                       Vice President/Portfolio Manager of Delaware Investment Advisers (a series of Delaware
                                       Management Business Trust)

                                       Vice President of Lincoln National Convertible Securities Fund, Inc.
-------------------------------------- -------------------------------------------------------------------------------------------
Joseph R. Baxter                       Vice President/Portfolio Manager of Delaware Management Company, Delaware Investment
                                       Advisers (each a series of Delaware Management Business Trust)

                                       Senior Vice President/Head of Municipal Bond Investments of each fund in the Delaware
                                       Investments Family of Funds
-------------------------------------- -------------------------------------------------------------------------------------------
Richard E. Biester                     Vice President/Equity Trader of Delaware Management Company and Delaware Investment
                                       Advisers (each a series of Delaware Management Business Trust)
-------------------------------------- -------------------------------------------------------------------------------------------
Vincent A. Brancaccio                  Vice President/Senior Equity Trader of Delaware Management Company and Delaware
                                       Investment Advisers (each a series of Delaware Management Business Trust)
-------------------------------------- -------------------------------------------------------------------------------------------
Michael P. Buckley                     Vice President/Portfolio Manager/Director of Municipal Research of Delaware Management
                                       Company and Delaware Investment Advisers (each a series of Delaware Management Business
                                       Trust)

                                       Vice President/Portfolio Manager/Senior Municipal Bond Analyst of each fund in the Delaware
                                       Investments Family of Funds
-------------------------------------- -------------------------------------------------------------------------------------------
MaryEllen M. Carrozza                  Vice President/Client Services of Delaware Management Company, Delaware Investment
                                       Advisers (each a series of Delaware Management Business Trust), Delaware General
                                       Management, Inc. and each fund in the Delaware Investments Family of Funds
-------------------------------------- -------------------------------------------------------------------------------------------
Steven G. Catricks                     Vice President/Equity Analyst II of each fund in the Delaware Investments Family of Funds
-------------------------------------- -------------------------------------------------------------------------------------------

-------------------------------------- -------------------------------------------------------------------------------------------
NAME AND PRINCIPAL BUSINESS            POSITIONS & OFFICES WITH DELAWARE MANAGEMENT COMPANY AND ITS AFFILIATES AND OTHER
ADDRESS*                               POSITIONS & OFFICES HELD
-------------------------------------- -------------------------------------------------------------------------------------------
Stephen R. Cianci                      Senior Vice President/Senior Portfolio Manager of Delaware Management Company, Delaware
                                       Investment Advisers (each a series of Delaware Management Business Trust) and each fund in the Delaware Investments Family of Funds

                                       Vice President/Portfolio Manager of Delaware Capital Management (a series of Delaware
                                       Management Business Trust)
-------------------------------------- -------------------------------------------------------------------------------------------
Robert F. Collins(7)                   Vice President/Senior Portfolio Manager of each fund in the Delaware Investments Family of Funds
-------------------------------------- -------------------------------------------------------------------------------------------
David F. Connor                        Vice President/Deputy General Counsel/Assistant Secretary of Delaware Management Company,
                                       Delaware Investment Advisers, Delaware Capital Management, Delaware Lincoln Cash
                                       Management (each a series of Delaware Management Business Trust), Delaware Management
                                       Holdings, Inc., DMH Corp., Delaware Investments U.S., Inc., Delaware Management Company,
                                       Inc., Delaware Service Company, Inc., Delaware Distributors, Inc. Retirement Financial
                                       Services, Inc., Delaware Management Trust Company, Delaware Management Business Trust,
                                       Delaware Distributors, L.P., Lincoln National Investment Companies, Inc., LNC
                                       Administrative Services Corporation and each fund in the Delaware Investments Family of
                                       Funds

                                       Secretary of Lincoln National Convertible Securities Fund, Inc. and Lincoln National
                                       Income Fund, Inc.
-------------------------------------- -------------------------------------------------------------------------------------------
Scott E. Decatur(8)                    Vice President/Senior Equity Analyst of Delaware Management Company, Delaware Investment
                                       Advisers (each a series of Delaware Management Business Trust) and each fund in the
                                       Delaware Investment Family of Funds
-------------------------------------- -------------------------------------------------------------------------------------------
Joseph F. DeMichele                    Vice President/High Grade Trading of Delaware Management Company (a series of Delaware
                                       Management Business Trust)

                                       Vice President/Senior High Grade Trading of Delaware Investment Advisers (a series of
                                       Delaware Management Business Trust)
-------------------------------------- -------------------------------------------------------------------------------------------
Joel A. Ettinger                       Vice President/Taxation of Delaware Management Company, Delaware Investment Advisers,
                                       Delaware Capital Management, Delaware Lincoln Cash Management (each a series of Delaware
                                       Management Business Trust), Delaware Management Holdings, Inc., DMH Corp., Delaware
                                       General Management, Inc., Delaware Management Company, Inc., Delaware Service Company,
                                       Inc., Delaware Distributors, Inc. Retirement Financial Services, Inc., Delaware
                                       Management Business Trust, Delaware Distributors, L.P., Lincoln National Investment
                                       Companies, Inc., LNC Administrative Services Corporation and each fund in the Delaware
                                       Investments Family of Funds
-------------------------------------- -------------------------------------------------------------------------------------------
Phoebe W. Figland                      Vice President/Investment Accounting of Delaware Management Company (a series of Delaware
                                       Management Business Trust), Delaware Service Company, Inc. and each fund in the Delaware
                                       Investments Family of Funds
-------------------------------------- -------------------------------------------------------------------------------------------
Joseph Fiorilla                        Vice President/Trading Operations of Delaware Management Company and Delaware Investment
                                       Advisers (each a series of Delaware Management Business Trust)
-------------------------------------- -------------------------------------------------------------------------------------------
Charles E. Fish                        Vice President/Senior Equity Trader of Delaware Management Company and Delaware
                                       Investment Advisers (each a series of Delaware Management Business Trust)
-------------------------------------- -------------------------------------------------------------------------------------------
Clifford M. Fisher(9)                  Vice President/Senior Bond Trader of Delaware Management Company and Delaware Investment
                                       Advisers (each a series of Delaware Management Business Trust)
-------------------------------------- -------------------------------------------------------------------------------------------
Denise A. Franchetti                   Vice President/Portfolio Manager/Municipal Bond Credit Analyst of Delaware Management
                                       Company, Delaware Investment Advisers (each a series of Delaware Management Business
                                       Trust) and each fund in the Delaware Investments Family of Funds
-------------------------------------- -------------------------------------------------------------------------------------------
Brian Funk                             Vice President/Senior High Yield Analyst of Delaware Management Company, Delaware
                                       Investment Advisers (each a series of Delaware Management Business Trust) and each fund in the Delaware Investments Family of Funds
-------------------------------------- -------------------------------------------------------------------------------------------
James A. Furgele                       Vice President/Investment Accounting of Delaware Management Company, Delaware Investment
                                       Advisers (each a series of Delaware Management Business Trust), Delaware Service Company,
                                       Inc. and each fund in the Delaware Investments Family of Funds
-------------------------------------- -------------------------------------------------------------------------------------------

-------------------------------------- -------------------------------------------------------------------------------------------
NAME AND PRINCIPAL BUSINESS            POSITIONS & OFFICES WITH DELAWARE MANAGEMENT COMPANY AND ITS AFFILIATES AND OTHER
ADDRESS*                               POSITIONS & OFFICES HELD
-------------------------------------- -------------------------------------------------------------------------------------------
Brent C. Garrells                      Vice President/ High Yield Analyst of Delaware Management Company, Delaware Investment
                                       Advisers (each a series of Delaware Management Business Trust) and each fund in the
                                       Delaware Investments Family of Funds
-------------------------------------- -------------------------------------------------------------------------------------------
Daniel V. Geatens                      Vice President/Investment Accounting of Delaware Management Company (a series of Delaware
                                       Management Business Trust), Delaware Service Company, Inc. and each fund in the Delaware
                                       Investments Family of Funds
-------------------------------------- -------------------------------------------------------------------------------------------
Stuart M. George                       Vice President/Equity Trader of Delaware Management Company and Delaware Investment
                                       Advisers (each a series of Delaware Management Business Trust)
-------------------------------------- -------------------------------------------------------------------------------------------
Barry Gladstein                        Vice President/Portfolio Analyst of Delaware Management Company and Delaware Investment
                                       Advisers (a series of Delaware Management Business Trust)

                                       Vice President/Equity Analyst of Delaware Capital Management (a series of Delaware
                                       Management Business Trust) and each fund in the Delaware Investments Family of Funds
-------------------------------------- -------------------------------------------------------------------------------------------
Paul Grillo                            Vice President/Senior Portfolio Manager of Delaware Management Company, Delaware
                                       Investment Advisers (each a series of Delaware Management Business Trust) and each fund in the Delaware Investments Family of Funds

                                       Vice President/Portfolio Manager of Delaware Capital Management (a series of Delaware
                                       Management Business Trust)
-------------------------------------- -------------------------------------------------------------------------------------------
Brian T. Hannon                        Vice President/Equity Analyst of Delaware Management Company, Delaware Investment
                                       Advisers (each a series of Delaware Management Business Trust)

                                       Vice President/Senior Portfolio Manager of each fund in the Delaware Investments Family of Funds
-------------------------------------- -------------------------------------------------------------------------------------------
Michael E. Hughes                      Vice President/Senior Equity Analyst I of each fund in the Delaware Investments Family of
                                       Funds
-------------------------------------- -------------------------------------------------------------------------------------------
Jeffrey W. Hynoski                     Vice President/Portfolio Manager of Delaware Management Company, Delaware Investment
                                       Advisers (each a series of Delaware Management Business Trust) and each fund in the
                                       Delaware Investments Family of Funds
-------------------------------------- -------------------------------------------------------------------------------------------
Jordan L. Irving(10)                   Vice President/Senior Portfolio Manager of each fund in the Delaware Investments Family of Funds
-------------------------------------- -------------------------------------------------------------------------------------------
Cynthia Isom                           Vice President/Portfolio Manager of Delaware Management Company, Delaware Investment
                                       Advisers (each a series of Delaware Management Business Trust) and each fund in the Delaware
                                       Investments Family of Funds
-------------------------------------- -------------------------------------------------------------------------------------------
Kenneth R. Jackson                     Vice President/Equity Analyst of Delaware Management Company, Delaware Investment
                                       Advisers (each a series of Delaware Management Business Trust) and each fund in the
                                       Delaware Investments Family of Funds
-------------------------------------- -------------------------------------------------------------------------------------------
Roseanne L. Kropp                      Vice President/Senior Equity Analyst II - High Yield of each fund in the Delaware
                                       Investments Family of Funds
-------------------------------------- -------------------------------------------------------------------------------------------
Nikhil G. Lalvani                      Vice President/Senior Equity Analyst I of each fund in the Delaware Investments Family of
                                       Funds
-------------------------------------- -------------------------------------------------------------------------------------------
Steven T. Lampe                        Vice President/Portfolio Manager of Delaware Management Company, Delaware Investment
                                       Advisers, Delaware Capital Management (each a series of Delaware Management Business
                                       Trust) and each fund in the Delaware Investments Family of Funds
-------------------------------------- -------------------------------------------------------------------------------------------
Kevin S. Lee                           Vice President/Assistant Controller of Delaware Management Company, Delaware Investment
                                       Advisers, Delaware Capital Management, Delaware Lincoln Cash Management (each a series of
                                       Delaware Management Business Trust), Delaware Management Holdings, Inc., DMH Corp.,
                                       Delaware Investments U.S., Inc., Delaware General Management, Inc., Delaware Management
                                       Company, Inc., Delaware Service Company, Inc., Delaware Distributors, Inc. Retirement
                                       Financial Services, Inc., Delaware Management Trust Company, Delaware Management Business
                                       Trust, Delaware Distributors, L.P., Lincoln National Investment Companies, Inc., LNC
                                       Administrative Services Corporation and LNC Administrative Services Corporation
-------------------------------------- -------------------------------------------------------------------------------------------
Anthony A. Lombardi(11)                Vice President/Senior Portfolio Manager of each fund in the Delaware Investments Family of Funds
-------------------------------------- -------------------------------------------------------------------------------------------

-------------------------------------- -------------------------------------------------------------------------------------------
NAME AND PRINCIPAL BUSINESS            POSITIONS & OFFICES WITH DELAWARE MANAGEMENT COMPANY AND ITS AFFILIATES AND OTHER
ADDRESS*                               POSITIONS & OFFICES HELD
-------------------------------------- -------------------------------------------------------------------------------------------
Andrew M. McCullagh, Jr.               Vice President/Senior Portfolio Manager of Delaware Management Company, Delaware
                                       Investment Advisers (each a series of Delaware Management Business Trust) and each fund in the Delaware Investments Family of Funds
-------------------------------------- -------------------------------------------------------------------------------------------
Michael S. Morris                      Vice President/Portfolio Manager of Delaware Management Company and Delaware Investment
                                       Advisers (each a series of Delaware Management Business Trust)

                                       Vice President/Senior Equity Analyst of each fund in the Delaware Investments Family of
                                       Funds
-------------------------------------- -------------------------------------------------------------------------------------------
John R. Murray                         Vice President/Senior Equity Analyst of Delaware Management Company (a series of Delaware
                                       Management Business Trust)
-------------------------------------- -------------------------------------------------------------------------------------------
Patrick J. O'Brien                     Vice President/Equity Analyst of each fund in the Delaware Investments Family of Funds
-------------------------------------- -------------------------------------------------------------------------------------------
David P. O'Connor                      Vice President/Associate General Counsel/Assistant Secretary of Delaware Management
                                       Company, Delaware Investment Advisers, Delaware Capital Management, Delaware Lincoln Cash
                                       Management (each a series of Delaware Management Business Trust), Delaware Management
                                       Holdings, Inc., DMH Corp., Delaware Investments U.S., Inc., Delaware General Management,
                                       Inc., Delaware Management Company, Inc., Delaware Service Company, Inc., Delaware
                                       Distributors, Inc. Retirement Financial Services, Inc., Delaware Management Business
                                       Trust, Delaware Distributors, L.P., Lincoln National Investment Companies, Inc., LNC
                                       Administrative Services Corporation and each fund in the Delaware Investments Family of
                                       Funds
-------------------------------------- -------------------------------------------------------------------------------------------
Philip O. Obazee(12)                   Vice President/Derivatives Manager of Delaware Management Company, Delaware Investment
                                       Advisers (each a series of Delaware Management Business Trust) and each fund in the
                                       Delaware Investments Family of Funds
-------------------------------------- -------------------------------------------------------------------------------------------
Donald G. Padilla                      Vice President/Equity Analyst II of Delaware Management Company and Delaware Investment
                                       Advisers (each a series of Delaware Management Business Trust)

                                       Vice President/Equity Analyst II  of each fund in the Delaware Investments Family of Funds
-------------------------------------- -------------------------------------------------------------------------------------------
Richard Salus                          Vice President/Deputy Controller of Delaware Management Company, Delaware Investment
                                       Advisers, Delaware Capital Management, Delaware Lincoln Cash Management (each a series of
                                       Delaware Management Business Trust), Delaware Management Holdings, Inc., DMH Corp.,
                                       Delaware Investments U.S., Inc., Delaware General Management, Inc., Delaware Management
                                       Company, Inc., Lincoln National Investment Companies, Inc., LNC Administrative Services
                                       Corporation and LNC Administrative Services Corporation

                                       Vice President/Assistant Controller of Delaware Service Company, Inc., Delaware
                                       Distributors, Inc., Retirement Financial Services, Inc., Delaware Management Trust
                                       Company, Delaware Management Business Trust and Delaware Distributors, L.P.
-------------------------------------- -------------------------------------------------------------------------------------------
Kevin C. Schildt                       Vice President/Senior Municipal Credit Analyst of Delaware Management Company and
                                       Delaware Investment Advisers (each a series of Delaware Management Business Trust)

                                       Vice President/Senior Research Analyst of each fund in the Delaware Investments Family of
                                       Funds
-------------------------------------- -------------------------------------------------------------------------------------------
Richard D. Seidel                      Vice President/Assistant Controller/Manager - Payroll of Delaware Management Company,
                                       Delaware Investment Advisers, Delaware Lincoln Cash Management (each a series of Delaware
                                       Management Business Trust), Delaware Investments, U.S., Delaware General Management,
                                       Inc., Delaware Management Company, Inc., Delaware Distributors, Inc., Retirement
                                       Financial Services, Inc., Delaware Management Business Trust, Lincoln Investment
                                       Companies, Inc. and LNC Administrative Services Corporation

                                       Vice President/Assistant Treasurer of Delaware Capital Management (a series of Delaware
                                       Management Business Trust), Delaware Management Holdings, Inc., DHM Corp., Delaware
                                       Service Company, Inc. and Delaware Distributors, L.P.
-------------------------------------- -------------------------------------------------------------------------------------------
Thomas Socha                           Vice President/Senior Fixed Income Analyst of each fund in the Delaware Investments
                                       Family of Funds
-------------------------------------- -------------------------------------------------------------------------------------------
Brenda L. Sprigman                     Vice President/Business Manager - Fixed Income of Delaware Management Company and
                                       Delaware Investment Advisers (each a series of Delaware Management Business Trust)
-------------------------------------- -------------------------------------------------------------------------------------------

-------------------------------------- -------------------------------------------------------------------------------------------
NAME AND PRINCIPAL BUSINESS            POSITIONS & OFFICES WITH DELAWARE MANAGEMENT COMPANY AND ITS AFFILIATES AND OTHER
ADDRESS*                               POSITIONS & OFFICES HELD
-------------------------------------- -------------------------------------------------------------------------------------------
Matthew J. Stephens                    Vice President/Senior High Grade Analyst of Delaware Management Company, Delaware
                                       Investment Advisers (each a series of Delaware Management Business Trust) and each fund in the Delaware Investments Family of Funds
-------------------------------------- -------------------------------------------------------------------------------------------
David E. Sulpizi                       Vice President/Senior Fixed Income Analyst of each fund in the Delaware Investments
                                       Family of Funds
-------------------------------------- -------------------------------------------------------------------------------------------
Michael T. Taggart                     Vice President/Facilities & Administrative Services of Delaware Management Company,
                                       Delaware Investment Advisers (each a series of Delaware Management Business Trust),
                                       Delaware Service Company, Inc., Delaware Distributors, Inc. and Delaware Distributors,
                                       L.P.
-------------------------------------- -------------------------------------------------------------------------------------------
Matthew Todorow(13)                    Vice President/Portfolio Manager of Delaware Management Company, Delaware Investment
                                       Advisers (each a series of Delaware Management Business Trust) and each fund in the Delaware
                                       Investments Family of Funds
-------------------------------------- -------------------------------------------------------------------------------------------
Robert A. Vogel, Jr.(14)               Vice President/Senior Portfolio Manager of each fund in the Delaware Investments Family of
                                       Funds
-------------------------------------- -------------------------------------------------------------------------------------------
Lori P. Wachs                          Vice President/Portfolio Manager of Delaware Management Company, Delaware Investment
                                       Advisers (each a series of Delaware Management Business Trust) and each fund in the
                                       Delaware Investments Family of Funds
-------------------------------------- -------------------------------------------------------------------------------------------
Laura A. Wagner                        Vice President/Investment Accounting of Delaware Management Company (a series of Delaware
                                       Management Business Trust), Delaware Service Company, Inc. and each fund in the Delaware
                                       Investments Family of Funds
-------------------------------------- -------------------------------------------------------------------------------------------
Chris Welker                           Vice President/Senior High Grade Trader of Delaware Management Company and Delaware
                                       Investment Advisers (each a series of Delaware Management Business Trust)
-------------------------------------- -------------------------------------------------------------------------------------------
James J. Wright                        Vice President/Senior Equity Analyst of Delaware Management Company, Delaware Investment
                                       Advisers (each a series of Delaware Management Business Trust) and each fund in the
                                       Delaware Investments Family of Funds
-------------------------------------- -------------------------------------------------------------------------------------------
Erik E. Zipf                           Vice President/Equity Analyst II of each fund in the Delaware Investments Family of Funds
-------------------------------------- -------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
(1)  ASSOCIATE CORPORATE COUNSEL, Franklin Templeton Investments, 1998-2002.
(2)  SENIOR RESEARCH ANALYST, Strong Capital Management, 2000-2002.
(3)  HEAD OF HUMAN RESOURCES, Lincoln Life, 2001-2003.
(4)  MANAGING DIRECTOR/U.S. ACTIVE LARGE-CAP VALUE TEAM, Merrill Lynch,
     1994-2004.
(5)  MANAGING DIRECTOR/GLOBAL MARKETS, Deutsche Bank, 1998-2003.
(6)  SENIOR QUANTITATIVE ANALYST, Jacobs Levy Equity Management, 1996-2001.
(7)  CO-MANAGER, PNC Advisors, 2000-2004.
(8) QUANTITATIVE INVESTMENT PROFESSIONAL, Grantham, Mayo, VanOtterloo & Co., 1997-2002.
(9)  VICE PRESIDENT/MUNICIPAL BOND, Advest, Inc., 1999-2002.
(10) VICE PRESIDENT/U.S. ACTIVE LARGE-CAP VALUE TEAM, Merrill Lynch, 1998-2004.
(11) DIRECTOR/U.S. ACTIVE LARGE-CAP VALUE TEAM, Merrill Lynch, 1998-2004.
(12) VICE PRESIDENT/QUANTITATIVE RESEARCH GROUP, First Union Capital Markets Corporation, 1998-2001.
(13) EXECUTIVE DIRECTOR/PORTFOLIO MANAGER, Morgan Stanley Investment Management, 1994-2003.
(14) DIRECTOR/U.S. ACTIVE LARGE-CAP VALUE TEAM, Merrill Lynch, 1992-2004.
--------------------------------------------------------------------------------

         Information regarding the directors and officers of Mondrian Investment Partners Limited ("Mondrian") and the positions held with the Registrant during the past two years is provided below. Unless noted, the principal business address of Mondrian is Third Floor, 80 Cheapside, London, England EC2V 6EE.

-------------------------------------- --------------------------------------------------------------------------------------------
NAME AND PRINCIPAL BUSINESS            POSITIONS & OFFICES WITH MONDRIAN AND ITS AFFILIATES AND OTHER POSITIONS &
---------------------------            --------------------------------------------------------------------------
ADDRESS                                OFFICES HELD
-------                                ------------
-------------------------------------- --------------------------------------------------------------------------------------------
David G. Tilles                        Managing Director, Chief Investment Officer and Director of Mondrian Investment Partners
                                       Limited
-------------------------------------- --------------------------------------------------------------------------------------------
Elizabeth A. Desmond                   Regional Research Director and Director of Mondrian Investment Partners Limited
-------------------------------------- --------------------------------------------------------------------------------------------
John Emberson                          Chief Operating Officer, Finance Director and Director of Mondrian Investment
                                       Partners Limited
-------------------------------------- --------------------------------------------------------------------------------------------
Clive A. Gillmore                      Deputy Managing Director and Director of Mondrian Investment Partners Limited
-------------------------------------- --------------------------------------------------------------------------------------------
John Kirk                              Investment Director and Director of Mondrian Investment Partners Limited
-------------------------------------- --------------------------------------------------------------------------------------------
G. Roger H. Kitson                     Director (Non-executive) of Mondrian Investment Partners Limited
-------------------------------------- --------------------------------------------------------------------------------------------
Nigel G. May                           Regional Research Director and Director of Mondrian Investment Partners Limited
-------------------------------------- --------------------------------------------------------------------------------------------
Christopher A. Moth                    Chief Investment Officer - Global Fixed Income & Currencies and Director of
                                       Mondrian Investment Partners Limited
-------------------------------------- --------------------------------------------------------------------------------------------
Hamish O. Parker                       Investment Director and Director of Mondrian Investment Partners Limited
-------------------------------------- --------------------------------------------------------------------------------------------
Robert Akester                         Senior Portfolio Manager of Mondrian Investment Partners Limited
-------------------------------------- --------------------------------------------------------------------------------------------
Fiona A. Barwick                       Senior Portfolio Manager of Mondrian Investment Partners Limited
-------------------------------------- --------------------------------------------------------------------------------------------

-------------------------------------- --------------------------------------------------------------------------------------------
NAME AND PRINCIPAL BUSINESS            POSITIONS & OFFICES WITH MONDRIAN AND ITS AFFILIATES AND OTHER POSITIONS &
---------------------------            --------------------------------------------------------------------------
ADDRESS                                OFFICES HELD
-------                                ------------
-------------------------------------- --------------------------------------------------------------------------------------------
Joanna Bates                           Senior Portfolio Manager of Mondrian Investment Partners Limited
-------------------------------------- --------------------------------------------------------------------------------------------
Ormala Krishnan                        Senior Portfolio Manager of Mondrian Investment Partners Limited
-------------------------------------- --------------------------------------------------------------------------------------------
Emma R. E. Lewis                       Senior Portfolio Manager of Mondrian Investment Partners Limited
-------------------------------------- --------------------------------------------------------------------------------------------
Hugh A. Serjeant                       Senior Portfolio Manager of Mondrian Investment Partners Limited
-------------------------------------- --------------------------------------------------------------------------------------------
James S. Beveridge                     Senior Trading Manager of Mondrian Investment Partners Limited
-------------------------------------- --------------------------------------------------------------------------------------------
Len Johnson                            Senior Vice President/Client Services of Mondrian Investment Partners Limited
-------------------------------------- --------------------------------------------------------------------------------------------
Nigel A. Bliss                         Portfolio Manager of Mondrian Investment Partners Limited
-------------------------------------- --------------------------------------------------------------------------------------------
Ginny Chong                            Portfolio Manager of Mondrian Investment Partners Limited
-------------------------------------- --------------------------------------------------------------------------------------------
Ian Cooke                              Interim Finance Manager of Mondrian Investment Partners Limited
-------------------------------------- --------------------------------------------------------------------------------------------
Richard J. Ginty                       Portfolio Manager of Mondrian Investment Partners Limited
-------------------------------------- --------------------------------------------------------------------------------------------
Frances Lake                           Portfolio Manager of Mondrian Investment Partners Limited
-------------------------------------- --------------------------------------------------------------------------------------------
Russell J. Mackie                      Portfolio Manager of Mondrian Investment Partners Limited
-------------------------------------- --------------------------------------------------------------------------------------------
Andrew Miller                          Portfolio Manager of Mondrian Investment Partners Limited
-------------------------------------- --------------------------------------------------------------------------------------------
Dan Philps                             Portfolio Manager of Mondrian Investment Partners Limited
-------------------------------------- --------------------------------------------------------------------------------------------
Jason R. Andrews                       Manager, Investment Administration of Mondrian Investment Partners Limited
-------------------------------------- --------------------------------------------------------------------------------------------
John L. Barrett                        Chief Compliance Officer of Mondrian Investment Partners Limited
-------------------------------------- --------------------------------------------------------------------------------------------
Graham Evans                           Personnel/Premises Manager of Mondrian Investment Partners Limited
-------------------------------------- --------------------------------------------------------------------------------------------
Paul J. Fournel                        IT Manager of Mondrian Investment Partners Limited
-------------------------------------- --------------------------------------------------------------------------------------------
Jane Goss                              General Counsel and Company Secretary of Mondrian Investment Partners Limited
-------------------------------------- --------------------------------------------------------------------------------------------
Brian Heywood                          Implementation Manager of Mondrian Investment Partners Limited
-------------------------------------- --------------------------------------------------------------------------------------------
Jennifer E. Phimister                  Manager, Client Services of Mondrian Investment Partners Limited
-------------------------------------- --------------------------------------------------------------------------------------------
Warren D. Shirvell                     Head of Operations of Mondrian Investment Partners Limited
-------------------------------------- --------------------------------------------------------------------------------------------
Natalie Stone                          Trader of Mondrian Investment Partners Limited
-------------------------------------- --------------------------------------------------------------------------------------------
Arthur van Hoogstraten                 I.T. Programme Manager of Mondrian Investment Partners Limited
-------------------------------------- --------------------------------------------------------------------------------------------

* Business address is 2005 Market Street, Philadelphia, PA 19103-7094.


Item 26.  Principal Underwriters.

          (a)(1) Delaware Distributors, L.P. serves as principal underwriter for all the mutual funds in the Delaware Investments Family of Funds.

          (b)(1) Information with respect to each officer or partner of the principal underwriter and the Registrant is provided below. Unless noted, the principal business address of Delaware Distributors, L.P. is 2005 Market Street, Philadelphia, PA 19103-7094.

-------------------------------------------- ----------------------------------------- -----------------------------------------
NAME & PRINCIPAL BUSINESS ADDRESS            POSITIONS & OFFICES WITH UNDERWRITER      POSITIONS & OFFICES WITH REGISTRANT
-------------------------------------------- ----------------------------------------- -----------------------------------------
Delaware Distributors, Inc.                  General Partner                           None
-------------------------------------------- ----------------------------------------- -----------------------------------------
Delaware Capital Management                  Limited Partner                           None
-------------------------------------------- ----------------------------------------- -----------------------------------------
Delaware Investment Advisers                 Limited Partner                           None
-------------------------------------------- ----------------------------------------- -----------------------------------------
Kevin J. Lucey                               President/Chief Executive Officer         None
-------------------------------------------- ----------------------------------------- -----------------------------------------
Joseph H. Hastings                           Executive Vice President                  Executive Vice President/Chief
                                                                                       Financial Officer
-------------------------------------------- ----------------------------------------- -----------------------------------------
Joanne O. Hutcheson                          Executive Vice President                  None
-------------------------------------------- ----------------------------------------- -----------------------------------------
Richelle S. Maestro                          Executive Vice President/General          Executive Vice President/General
                                             Counsel/ Secretary                        Counsel/ Secretary (Chief Legal
                                                                                       Officer)
-------------------------------------------- ----------------------------------------- -----------------------------------------
Philip N. Russo                              Executive Vice President/Chief            None
                                             Financial Officer
-------------------------------------------- ----------------------------------------- -----------------------------------------

-------------------------------------------- ----------------------------------------- -----------------------------------------
NAME & PRINCIPAL BUSINESS ADDRESS            POSITIONS & OFFICES WITH UNDERWRITER      POSITIONS & OFFICES WITH REGISTRANT
-------------------------------------------- ----------------------------------------- -----------------------------------------
Diane M. Anderson                            Senior Vice President/Retirement          None
                                             Operations
-------------------------------------------- ----------------------------------------- -----------------------------------------
Douglas L. Anderson                          Senior Vice President/Operations          None
-------------------------------------------- ----------------------------------------- -----------------------------------------
Michael P. Bishof                            Senior Vice President/Investment          Senior Vice President/Treasurer
                                             Accounting
-------------------------------------------- ----------------------------------------- -----------------------------------------
Thomas M. McConnell                          Senior Vice President/Senior 529 Plans    None
                                             Product Manager
-------------------------------------------- ----------------------------------------- -----------------------------------------
Carolyn McIntyre                             Senior Vice President/Human Resources     None
-------------------------------------------- ----------------------------------------- -----------------------------------------
Daniel J. Perullo                            Senior Vice President/Eastern Director,   None
                                             Institutional Sales
-------------------------------------------- ----------------------------------------- -----------------------------------------
Robert E. Powers                             Senior Vice President/Senior Domestic     None
                                             Sales Manager
-------------------------------------------- ----------------------------------------- -----------------------------------------
James L. Shields                             Senior Vice President/Chief Information   None
                                             Officer
-------------------------------------------- ----------------------------------------- -----------------------------------------
Trevor M. Blum                               Vice President/Senior Consulting          None
                                             Relationship Manager
-------------------------------------------- ----------------------------------------- -----------------------------------------
Elisa C. Colkitt                             Vice President/Broker Dealer Operations   None
                                             & Service Support
-------------------------------------------- ----------------------------------------- -----------------------------------------
David F. Connor                              Vice President/Deputy General             Vice President/Deputy General
                                             Counsel/Assistant Secretary               Counsel/Assistant Secretary
-------------------------------------------- ----------------------------------------- -----------------------------------------
Joel A. Ettinger                             Vice President/Taxation                   Vice President/Taxation
-------------------------------------------- ----------------------------------------- -----------------------------------------
Susan T. Friestedt                           Vice President/Retirement Services        None
-------------------------------------------- ----------------------------------------- -----------------------------------------
Edward M. Grant                              Vice President/Defined Contribution       None
                                             Sales Manager
-------------------------------------------- ----------------------------------------- -----------------------------------------
Jeffrey M. Kellogg                           Vice President/Senior Product             None
                                             Manager/Communications Manager
-------------------------------------------- ----------------------------------------- -----------------------------------------
Kevin S. Lee                                 Vice President/Assistant Controller       None
-------------------------------------------- ----------------------------------------- -----------------------------------------
Brian L. Murray, Jr.                         Senior Vice President/Chief Compliance    Senior Vice President/Chief Compliance
                                             Officer                                   Officer
-------------------------------------------- ----------------------------------------- -----------------------------------------
David P. O'Connor                            Vice President/Associate General          Vice President/Associate General
                                             Counsel/Assistant Secretary               Counsel/Assistant Secretary
-------------------------------------------- ----------------------------------------- -----------------------------------------
Robinder Pal                                 Vice President/Senior Retail e-Business   None
                                             /Production Services Manager
-------------------------------------------- ----------------------------------------- -----------------------------------------
Richard  Salus                               Vice President/Deputy Controller          None
-------------------------------------------- ----------------------------------------- -----------------------------------------
Richard D. Seidel                            Vice President/Assistant Treasurer        None
-------------------------------------------- ----------------------------------------- -----------------------------------------
Theresa L. Sabol                             Vice President/Defined Contribution       None
                                             Sales Manager
-------------------------------------------- ----------------------------------------- -----------------------------------------
Michael T. Taggart                           Vice President/Facilities &               None
                                             Administrative Services
-------------------------------------------- ----------------------------------------- -----------------------------------------

          (a)(2) Lincoln Financial Distributors, Inc. ("LFD") serves as financial intermediary wholesaler for all the mutual funds in the Delaware Investments Family of Funds.

          (b)(2) Information with respect to each officer or partner of LFD and the Registrant is provided below. Unless noted, the principal business address of LFD is 2001 Market Street, Philadelphia, PA 19103-7055.

------------------------------------------- ------------------------------------------ ----------------------------------------
NAME & PRINCIPAL BUSINESS ADDRESS           POSITIONS & OFFICE WITH LFD                POSITIONS & OFFICES WITH REGISTRANT
------------------------------------------- ------------------------------------------ ----------------------------------------
Westley V. Thompson                         President/Chief Executive Officer and      None
                                            Director
------------------------------------------- ------------------------------------------ ----------------------------------------
David M. Kittredge                          Senior Vice President and Director         None
------------------------------------------- ------------------------------------------ ----------------------------------------
Terrance Mullen                             Senior Vice President                      None
------------------------------------------- ------------------------------------------ ----------------------------------------
Donald Roberson                             Senior Vice President                      None
------------------------------------------- ------------------------------------------ ----------------------------------------
Margaret Skinner                            Senior Vice President                      None
------------------------------------------- ------------------------------------------ ----------------------------------------
Patrick J. Caulfield(1)                     Vice President/Chief Compliance Officer    None
------------------------------------------- ------------------------------------------ ----------------------------------------
Frederick J. Crawford(2)                    Vice President/Treasurer                   None
------------------------------------------- ------------------------------------------ ----------------------------------------
Daniel P. Hickey(2)                         Vice President                             None
------------------------------------------- ------------------------------------------ ----------------------------------------
Rochelle Krombolz                           Vice President                             None
------------------------------------------- ------------------------------------------ ----------------------------------------
William Lamoin                              Vice President                             None
------------------------------------------- ------------------------------------------ ----------------------------------------
Gregory Smith                               Vice President                             None
------------------------------------------- ------------------------------------------ ----------------------------------------
Michael S. Smith                            Vice President, Chief Financial Officer    None
                                            and Chief Administrative Officer
------------------------------------------- ------------------------------------------ ----------------------------------------
Joyce L. Byrer(3)                           Secretary                                  None
------------------------------------------- ------------------------------------------ ----------------------------------------

--------------------------------------------------------------------------------
1 350 Church Street, Hartford, CT 06103
2 1500 Market Street, Philadelphia, PA 19103.
3 1300 Clinton Street, Fort Wayne, IN 46802
--------------------------------------------------------------------------------

             (c)      Not Applicable.

Item 28.  Location of Accounts and Records.

          All accounts and records are maintained in Philadelphia at 2005 Market Street, Philadelphia, PA 19103-7094.

Item 29.  Management Services. None.

Item 30.  Undertakings. Not Applicable.

                                   SIGNATURES
                                   ----------

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, this Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in this City of Philadelphia, Commonwealth of Pennsylvania on this 26th day of January, 2005.

                                   DELAWARE GROUP GLOBAL AND INTERNATIONAL FUNDS



                                               By:      Jude T. Driscoll
                                                  ------------------------------
                                                        Jude T. Driscoll
                                                            Chairman

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Signature                                      Title                                                            Date
---------------------------------------------- ---------------------------------------------------------- ----------------
Jude T. Driscoll                               Chairman/Chief Executive Officer (Principal                January 26, 2005
----------------------------                   Officer) and Trustee
Jude T. Driscoll

Walter P. Babich           *                   Trustee                                                    January 26, 2005
----------------------------
Walter P. Babich

John H. Durham             *                   Trustee                                                    January 26, 2005
----------------------------
John H. Durham

John A. Fry                *                   Trustee                                                    January 26, 2005
----------------------------
John A. Fry

Anthony D, Knerr           *                   Trustee                                                    January 26, 2005
----------------------------
Anthony D. Knerr

Ann R. Leven               *                   Trustee                                                    January 26, 2005
----------------------------
Ann R. Leven

Thomas F. Madison          *                   Trustee                                                    January 26, 2005
----------------------------
Thomas F. Madison

Janet L. Yeomans           *                   Trustee                                                    January 26, 2005
----------------------------
Janet L. Yeomans

Joseph H. Hastings         *                   Executive Vice President/Chief Financial Officer
----------------------------                   (Principal Accounting Officer)
Joseph H. Hastings

                                                          * By:    Jude T. Driscoll
                                                               -----------------------
                                                                Jude T. Driscoll
                                                               as Attorney-in-Fact for
                                                           each of the persons indicated

                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549



















                                    Exhibits

                                       to

                                    Form N-1A













             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                                INDEX TO EXHIBITS



Exhibit No.                       Exhibit
-----------                       -------

EX-99.(b)                         Amended and Restated By-Laws (August 19, 2004)

EX-99.(d)                         Form of Investment Management Agreement

EX-99.(d)(1)                      Executed Sub-Advisory Agreement (September 24,
                                  2004)

EX-99.(e)(1)(ii)                  Executed Second Amended Financial Intermediary
                                  Distribution Agreement (August 21, 2003)

EX-99.(e)(5)                      Bank/Trust Agreement (August 2004)

EX-99.(h)(1)(i)                   Executed Schedule B to Shareholder Services
                                  Agreement (September 1, 2004)

EX-99.(h)(2)(i)                   Executed Amendment No. 29 to Schedule A of
                                  Delaware Investments Family of Funds Fund
                                  Accounting Agreement (December 1, 2004)

EX-99.(p)(1)                      Code of Ethics for the Delaware Investments'
                                  Family of Funds (December 2004)

EX-99.(p)(2)                      Code of Ethics for Delaware Investments
                                  (December 2004)

EX-99.(p)(3)                      Code of Ethics for Lincoln Financial
                                  Distributors, Inc. (June 2004)

EX-99.(p)(4)                      Code of Ethics for Mondrian Investment
                                  Partners (September 2004)